UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.7%
Financials - 23.9%
Capital Markets - 3.6%
3i Group PLC	208,430	$1,070,228
Ashmore Group PLC	110,250	575,499
Banca Generali SpA	49,270	1,062,335
Credit Suisse Group AG (a)	809,310	21,425,733
Deutsche Bank AG (REG)	382,150	16,024,622
GAM Holding AG (a)	43,050	659,194
Intermediate Capital Group PLC	120,160	794,750
Macquarie Group Ltd.	857,987	32,724,375
Partners Group Holding AG	4,620	1,250,536
UBS AG (a)	2,961,687	50,271,162

		125,858,434

Commercial Banks - 7.2%
Banco do Brasil SA	1,427,700	14,146,793
Bank Hapoalim BM (a)	1,507,320	6,802,512
Bank of Georgia Holdings PLC	24,270	615,356
Barclays PLC	2,836,340	12,079,237
Hang Seng Bank Ltd.	643,100	9,470,683
HSBC Holdings PLC	2,830,120	29,297,797
KB Financial Group, Inc. (ADR)	545,590	16,165,832
Lloyds Banking Group PLC (a)	7,777,680	7,468,990
Mitsubishi UFJ Financial Group, Inc.	6,078,600	37,540,635
National Australia Bank Ltd.	822,841	22,257,809
Resona Holdings, Inc.	1,800,300	8,767,806
Royal Bank of Scotland Group PLC (a)	10,985	45,586
Sberbank of Russia (Sponsored ADR)	991,055	11,377,311
Seven Bank Ltd.	4,743,300	17,194,850
Societe Generale SA	725,940	24,983,565
Sumitomo Mitsui Financial Group, Inc.	590,100	27,010,653
Westpac Banking Corp.	282,851	7,426,214

		252,651,629

Consumer Finance - 0.3%
AEON Financial Service Co., Ltd.	257,900	7,305,636
Aeon Thana Sinsap Thailand PCL (NVDR)	180,600	549,720
Compartamos SAB de CV	323,660	558,773
Credito Real SAB de CV (a)	421,030	698,605
International Personal Finance PLC	62,720	476,595

		9,589,329

Diversified Financial Services - 2.1%
Challenger Ltd./Australia	163,720	597,008
IG Group Holdings PLC	2,148,111	18,969,585
ING Groep NV (a)	3,423,220	31,285,086
Intercorp Financial Services, Inc. (b)	15,390	507,870
ORIX Corp.	1,623,900	22,160,898
Warsaw Stock Exchange	59,970	687,706

		74,208,153

Insurance - 6.0%
Admiral Group PLC	1,608,063	32,392,734
Aegon NV	3,491,956	23,427,730
AIA Group Ltd.	7,913,600	33,339,981

Company	Shares	U.S. $ Value
Allianz SE	23,530	$3,434,469
Anadolu Hayat Emeklilik AS	271,296	598,247
BB Seguridade Participacoes SA (a)	1,229,500	9,675,766
Gjensidige Forsikring ASA	666,980	9,826,058
Insurance Australia Group Ltd.	1,474,070	7,316,839
Intact Financial Corp.	8,850	498,586
Lancashire Holdings Ltd.	1,504,010	18,138,020
Prudential PLC	2,036,940	33,248,506
Suncorp Group Ltd.	1,135,760	12,335,578
Topdanmark A/S (a)	652,547	16,608,322
Tryg A/S	124,160	10,229,033

		211,069,869

Real Estate Investment Trusts (REITs) - 0.8%
Concentradora Fibra Hotelera Mexicana SA de CV	301,000	600,492
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	517,720	729,242
GLP J-Reit	8,801	8,596,887
Mexico Real Estate Management SA de CV (a)	3,054,200	6,599,879
Stockland	3,418,140	10,876,053

		27,402,553

Real Estate Management & Development - 3.9%
Aliansce Shopping Centers SA	61,600	525,630
Countrywide PLC (a)	94,595	726,565
Daito Trust Construction Co., Ltd.	148,200	13,963,357
Daiwa House Industry Co., Ltd.	414,000	7,711,585
Evergrande Real Estate Group Ltd. (a)	26,263,000	9,692,979
Global Logistic Properties Ltd.	23,296,000	50,390,838
Hang Lung Group Ltd.	276,200	1,479,486
Hang Lung Properties Ltd.	7,928,000	27,461,232
Mitsubishi Estate Co., Ltd.	1,023,000	27,236,228
Quintain Estates & Development PLC (a)	380,140	450,975

		139,638,875

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC	179,440	834,652

		841,253,494

Consumer Discretionary - 19.3%
Auto Components - 2.1%
Cie Generale des Etablissements Michelin - Class B	311,639	27,865,480
GKN PLC	3,636,380	16,645,137
Linamar Corp.	25,280	708,859
Nokian Renkaat Oyj	216,036	8,790,770
TS Tech Co., Ltd.	24,000	762,286
Valeo SA	286,030	17,948,102

		72,720,634

Automobiles - 4.4%
Honda Motor Co., Ltd.	534,600	19,860,085
Kia Motors Corp.	290,260	15,674,688
Mazda Motor Corp. (a)	4,481,000	17,715,349
Nissan Motor Co., Ltd.	1,982,700	19,871,829
Toyota Motor Corp.	937,000	56,517,792

Company	Shares	U.S. $ Value
Volkswagen AG (Preference Shares)	129,580	$26,173,037

		155,812,780

Distributors - 0.0%
Inchcape PLC	110,290	839,695

Diversified Consumer Services - 0.7%
Estacio Participacoes SA	2,116,500	15,309,257
Kroton Educational SA	626,900	8,678,576

		23,987,833

Hotels, Restaurants & Leisure - 3.7%
Flight Centre Ltd.	19,880	711,857
Galaxy Entertainment Group Ltd. (a)	2,656,000	12,850,415
Melco Crown Entertainment Ltd. (ADR) (a)	663,000	14,824,680
Melco International Development Ltd.	4,821,000	9,070,514
Sands China Ltd.	3,355,200	15,764,874
Sodexo	523,388	43,601,133
Tatts Group Ltd.	3,279,800	9,474,266
Whitbread PLC	260,963	12,139,903
William Hill PLC	1,822,137	12,219,007

		130,656,649

Household Durables - 0.4%
Berkeley Group Holdings PLC	33,680	1,090,941
Rinnai Corp.	14,600	1,038,141
Sony Corp.	586,900	12,398,971
Techtronic Industries Co.	229,000	545,995

		15,074,048

Leisure Equipment & Products - 0.0%
Giant Manufacturing Co., Ltd.	54,000	370,144

Media - 2.9%
British Sky Broadcasting Group PLC	1,388,730	16,729,953
Cineplex, Inc.	109,860	3,852,464
Kabel Deutschland Holding AG	44,290	4,863,096
Mediaset Espana Comunicacion SA (a)	80,280	699,296
Naspers Ltd.	389,130	28,722,337
Reed Elsevier PLC	972,740	11,062,166
SKY Perfect JSAT Holdings, Inc.	5,300	2,423,222
Television Broadcasts Ltd.	762,000	5,259,171
Thomson Reuters Corp.	354,570	11,570,640
Wolters Kluwer NV	778,420	16,488,070

		101,670,415

Multiline Retail - 0.6%
Dollarama, Inc.	15,290	1,070,169
Mitra Adiperkasa Tbk PT	880,000	617,831
Myer Holdings Ltd.	2,695,560	5,855,603
Next PLC	176,950	12,257,359

		19,800,962

Specialty Retail - 1.6%
Aoyama Trading Co., Ltd.	152,800	4,065,532
Carphone Warehouse Group PLC	97,228	368,218
Chow Sang Sang Holdings International Ltd.	169,000	340,114
Howden Joinery Group PLC	301,650	1,164,780

Company	Shares	U.S. $ Value
Komeri Co., Ltd.	19,300	$483,359
Mr. Price Group Ltd.	52,240	712,069
Nitori Holdings Co., Ltd.	214,550	17,273,218
Shimamura Co., Ltd.	79,900	9,699,233
Sports Direct International PLC (a)	150,120	1,263,311
Super Retail Group Ltd.	60,760	665,035
United Arrows Ltd.	18,400	768,735
Yamada Denki Co., Ltd.	534,650	21,647,591

		58,451,195

Textiles, Apparel & Luxury Goods - 2.9%
Arezzo Industria e Comercio SA	33,000	504,905
Brunello Cucinelli SpA	42,960	1,060,536
Cie Financiere Richemont SA (SWX Europe)	454,539	40,084,984
Eclat Textile Co., Ltd. (a)	102,000	748,671
Hugo Boss AG	63,160	6,945,017
Li & Fung Ltd.	20,242,000	27,537,871
LVMH Moet Hennessy Louis Vuitton SA	72,865	11,829,949
Samsonite International SA	4,709,300	11,322,742
Tod’s SpA	4,390	619,381

		100,654,056

		680,038,411

Industrials - 11.6%
Aerospace & Defense - 1.8%
European Aeronautic Defence and Space Co. NV	517,993	27,712,996
QinetiQ Group PLC	1,266,680	3,478,162
Safran SA	294,380	15,368,515
Zodiac Aerospace	130,860	17,327,421

		63,887,094

Air Freight & Logistics - 0.0%
Yamato Holdings Co., Ltd.	43,400	914,014

Airlines - 0.7%
Japan Airlines Co., Ltd.	304,500	15,675,855
Qantas Airways Ltd. (a)	7,895,070	9,697,406

		25,373,261

Building Products - 0.0%
Kingspan Group PLC	58,100	773,210

Commercial Services & Supplies - 0.4%
Aggreko PLC	216,056	5,400,205
Edenred	314,330	9,624,686

		15,024,891

Construction & Engineering - 0.5%
China State Construction International Holdings Ltd.	370,000	574,912
COMSYS Holdings Corp.	1,156,200	14,761,411
Grana y Montero SA	156,800	620,549

		15,956,872

Electrical Equipment - 0.7%
Sumitomo Electric Industries Ltd.	2,103,400	25,038,961

Company	Shares	U.S. $ Value
Machinery - 1.1%
Andritz AG	14,810	$759,864
FANUC Corp.	94,600	13,691,166
Hiwin Technologies Corp.	66,000	391,030
IHI Corp.	254,000	961,013
Invensys PLC	84,078	526,496
Komatsu Ltd.	883,200	20,341,804
KUKA AG	17,990	759,495
Melrose Industries PLC	214,510	813,047
Nachi-Fujikoshi Corp. (a)	170,000	762,518

		39,006,433

Professional Services - 5.0%
Bureau Veritas SA	1,666,056	43,143,114
Capita PLC	3,713,807	54,589,242
DKSH Holding AG	5,390	442,389
Intertek Group PLC	1,170,670	52,038,127
SGS SA	10,997	23,609,686

		173,822,558

Road & Rail - 0.8%
East Japan Railway Co.	107,700	8,382,562
Localiza Rent a Car SA	34,545	488,756
National Express Group PLC	273,962	933,648
Nippon Express Co., Ltd.	2,187,000	10,385,176
Tokyu Corp.	1,215,000	7,955,522

		28,145,664

Trading Companies & Distributors - 0.6%
Ashtead Group PLC	65,700	646,647
Barloworld Ltd.	70,340	579,844
Brenntag AG	5,250	797,961
Mills Estruturas e Servicos de Engenharia SA	39,200	531,252
Mitsubishi Corp.	871,600	14,890,141
MonotaRO Co., Ltd.	27,500	669,567
Rexel SA	33,180	747,571

		18,862,983

Transportation Infrastructure - 0.0%
OHL Mexico SAB de CV (a)	284,820	677,020

		407,482,961

Consumer Staples - 10.8%
Beverages - 1.2%
Anheuser-Busch InBev NV	214,490	19,311,204
Asahi Group Holdings Ltd.	632,200	15,660,690
Heineken Holding NV	162,390	9,101,418

		44,073,312

Food & Staples Retailing - 3.6%
Axfood AB	41,710	1,743,530
Bizim Toptan Satis Magazalari AS	35,970	584,911
Brasil Pharma SA (a)	76,000	342,645
Clicks Group Ltd.	92,370	517,976
Eurocash SA	50,520	892,504
FamilyMart Co., Ltd.	13,000	554,689
Jean Coutu Group PJC, Inc. (The)	198,240	3,347,668

Company	Shares	U.S. $ Value
Jeronimo Martins SGPS SA	1,100,905	$23,203,255
Koninklijke Ahold NV	1,481,580	22,035,457
Lawson, Inc.	77,100	5,883,448
MARR SpA	63,950	767,711
Olam International Ltd.	24,442,273	31,461,458
Shoppers Drug Mart Corp.	166,990	7,704,055
Sugi Holdings Co., Ltd.	284,100	10,805,700
Tsuruha Holdings, Inc.	54,400	5,141,967
WM Morrison Supermarkets PLC	3,358,800	13,369,529

		128,356,503

Food Products - 0.3%
Alicorp SAA	198,960	668,683
Devro PLC	147,680	655,121
Mayora Indah Tbk PT	169,000	512,162
MHP SA (GDR) (b)	25,100	426,700
Minerva SA/Brazil (a)	90,800	418,730
Standard Foods Corp.	214,000	674,018
Thai Union Frozen Products PCL	355,300	667,297
Unilever PLC	127,640	5,167,144
Wei Chuan Foods Corp.	206,000	347,735

		9,537,590

Household Products - 1.3%
Henkel AG & Co. KGaA	463,432	36,295,956
LG Household & Health Care Ltd.	19,200	9,352,235
Vinda International Holdings Ltd.	442,000	447,887

		46,096,078

Tobacco - 4.4%
British American Tobacco PLC	1,354,970	69,495,770
Imperial Tobacco Group PLC	659,800	22,878,299
Japan Tobacco, Inc.	1,739,000	61,382,387

		153,756,456

		381,819,939

Health Care - 7.3%
Biotechnology - 0.8%
Actelion Ltd. (a)	480,120	28,921,312

Health Care Equipment & Supplies - 0.4%
Ansell Ltd.	31,570	508,580
Coloplast A/S-Class B	151,050	8,457,900
Draegerwerk AG & Co. KGaA (Preference Shares)	7,990	1,092,928
Elekta AB	35,850	544,868
Ginko International Co., Ltd.	53,000	888,142

		11,492,418

Health Care Providers & Services - 0.4%
Sonic Healthcare Ltd.	501,180	6,808,657
Suzuken Co., Ltd./Aichi Japan	232,100	7,811,356

		14,620,013

Life Sciences Tools & Services - 0.9%
Eurofins Scientific (a)	149,440	31,535,214

Company	Shares	U.S. $ Value
Gerresheimer AG	12,090	$698,132

		32,233,346

Pharmaceuticals - 4.8%
AstraZeneca PLC	217,090	10,263,754
GlaxoSmithKline PLC	2,289,800	57,236,342
Kalbe Farma Tbk PT	5,053,500	729,508
Novartis AG	294,400	20,852,513
Orion Oyj-Class B	436,090	10,218,475
Roche Holding AG	224,750	55,782,303
Sanofi	125,140	12,937,037

		168,019,932

		255,287,021

Materials - 5.7%
Chemicals - 2.8%
Alpek SA de CV	231,090	493,660
Arkema SA	144,170	13,215,391
AZ Electronic Materials SA	129,780	605,275
Chr Hansen Holding A/S	27,940	955,879
Croda International PLC	13,800	520,399
EMS-Chemie Holding AG	40,890	12,111,032
Essentra PLC	2,397,102	25,633,151
Fuchs Petrolub AG (Preference Shares)	10,630	842,764
Givaudan SA (a)	6,920	8,916,933
Kansai Paint Co., Ltd.	58,000	740,379
Koninklijke DSM NV	410,483	26,760,761
Nippon Shokubai Co., Ltd.	145,000	1,483,181
Phosagro OAO (GDR) (b)	40,350	488,235
Teijin Ltd.	2,930,000	6,418,107

		99,185,147

Construction Materials - 0.4%
Holcim Ltd. (a)	89,679	6,242,222
Taiheiyo Cement Corp.	1,604,000	5,118,680

		11,360,902

Metals & Mining - 2.5%
Anglo American PLC	460,150	8,867,369
BHP Billiton PLC	1,003,940	25,598,282
Dowa Holdings Co., Ltd.	976,000	8,721,424
Franco-Nevada Corp.	9,250	331,143
MMC Norilsk Nickel OJSC (ADR)	1,017,530	14,662,607
Rio Tinto PLC	431,900	17,564,917
Vale SA (Sponsored ADR) (Local Preference Shares)	1,059,570	12,884,371

		88,630,113

		199,176,162

Information Technology - 5.6%
Computers & Peripherals - 0.9%
Fujitsu Ltd.	4,050,000	16,754,810
Toshiba Corp.	2,997,000	14,366,332

		31,121,142

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.5%
Anritsu Corp.	59,000	$699,010
Chroma ATE, Inc.	262,000	443,378
LG Display Co., Ltd. (a)	175,380	4,184,537
LG Display Co., Ltd. (ADR) (a)	1,103,140	13,094,272

		18,421,197

Internet Software & Services - 1.4%
Baidu, Inc. (Sponsored ADR) (a)	149,080	14,092,533
Mail.ru Group Ltd. (GDR) (b)	26,150	749,459
SINA Corp./China (a)	9,910	552,284
Telecity Group PLC	1,559,450	24,031,216
Tencent Holdings Ltd.	192,600	7,520,492

		46,945,984

IT Services - 0.3%
Computacenter PLC	59,733	407,334
Itochu Techno-Solutions Corp.	22,500	931,402
Otsuka Corp.	64,900	7,238,275
SCSK Corp.	162,800	3,132,157

		11,709,168

Semiconductors & Semiconductor Equipment - 1.2%
Hermes Microvision, Inc.	13,000	373,212
Samsung Electronics Co., Ltd. (GDR) (b)	4,200	1,616,911
Samsung Electronics Co., Ltd. (GDR) (London) (b)	25,600	14,877,339
Sumco Corp.	1,341,900	14,698,982
Tokyo Electron Ltd.	205,000	10,364,691

		41,931,135

Software - 1.3%
Dassault Systemes SA	29,840	3,647,257
GameLoft SE (a)	111,560	781,241
Nintendo Co., Ltd.	65,100	7,664,805
Oracle Corp. Japan	189,300	7,840,629
SAP AG	362,861	26,497,187
SDL PLC	113,920	499,008

		46,930,127

		197,058,753

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 3.7%
Nippon Telegraph & Telephone Corp.	736,500	38,387,032
Swisscom AG	75,070	32,863,436
TDC A/S	1,770,850	14,351,979
Telenor ASA	913,940	18,153,601
Telstra Corp., Ltd.	3,076,430	13,374,689
Vivendi SA	695,490	13,180,657

		130,311,394

Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc.-Class B	105,750	4,142,721
StarHub Ltd.	2,326,000	7,647,862

Company	Shares	U.S. $ Value
Vodafone Group PLC	12,825,100	$36,752,560

		48,543,143

		178,854,537

Energy - 4.2%
Energy Equipment & Services - 1.9%
Aker Solutions ASA	1,021,510	13,945,657
AMEC PLC	906,696	13,867,185
John Wood Group PLC	61,690	760,833
Seadrill Ltd.	375,865	15,138,474
ShawCor Ltd.	16,850	665,861
Technip SA	208,674	21,208,008
TGS Nopec Geophysical Co. ASA	17,900	520,167

		66,106,185

Oil, Gas & Consumable Fuels - 2.3%
Africa Oil Corp. (a)	63,930	430,658
ENI SpA	1,672,560	34,327,564
Gazprom OAO (Sponsored ADR)	1,841,430	12,098,195
Genel Energy PLC (a)	45,500	635,580
Ophir Energy PLC (a)	71,220	387,233
Pacific Rubiales Energy Corp.	22,400	393,390
Petroleo Brasileiro SA (Sponsored ADR)	764,350	11,205,371
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	182,489	5,831,219
Statoil ASA	775,380	16,017,850

		81,327,060

		147,433,245

Utilities - 3.2%
Electric Utilities - 2.1%
CLP Holdings Ltd.	1,426,000	11,527,534
EDP - Energias de Portugal SA	4,483,900	14,463,988
Electricite de France SA	1,291,670	29,975,248
Emera, Inc.	19,420	609,910
Power Assets Holdings Ltd.	1,817,500	15,656,728

		72,233,408

Gas Utilities - 0.0%
Enagas SA	29,460	728,135
ENN Energy Holdings Ltd.	110,000	584,042

		1,312,177

Independent Power Producers & Energy Traders - 0.6%
APR Energy PLC	1,461,797	22,344,361

Multi-Utilities - 0.5%
National Grid PLC	1,408,980	15,971,658

		111,861,604

Total Common Stocks (cost $3,129,621,340)		3,400,266,127

Company	Shares	U.S. $ Value
WARRANTS - 1.5%
Financials - 0.9%
Commercial Banks - 0.0%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	29,650	$566,019

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	1,118,800	16,584,867

Consumer Finance - 0.4%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	2,081,596	3,559,529
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	792,280	9,450,950

		13,010,479

Diversified Financial Services - 0.0%
FBN Holdings PLC, Citigroup Global Markets Holding, Inc., expiring 4/29/14 (a)	6,795,190	747,471

Real Estate Management & Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	539,290	763,311

		31,672,147

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(b)	591,870	16,178,175

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Olam International Ltd., expiring 1/29/18 (a)	4,762,033	1,523,850

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Adani Ports and Special Economic Zone, Merrill Lynch Intl & Co., expiring 12/17/14 (a)	129,240	330,337

Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd., Merrill Lynch Intl & Co., expiring 1/25/16 (a)	221,050	357,681

		688,018

Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (a)(b)	14,260	614,743

Health Care - 0.0%
Pharmaceuticals - 0.0%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(b)	45,240	595,263

Company	Shares	U.S. $ Value
Consumer Discretionary - 0.0%
Multiline Retail - 0.0%
Hyundai Department Store Co., Ltd., Macquarie Bank Ltd., expiring 2/01/16 (a)	3,670	$481,965

Total Warrants (cost $47,349,951)		51,754,161

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Olam International Ltd.
6.75%, 1/29/18 (b) (cost $4,976,546)	$5,219	4,832,752

	Shares
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trust - 0.0%
iShares MSCI Japan Small Cap Index Fund (cost $719,599)	13,410	665,552

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
State Street Bank & Trust Co. 0.01% dated 6/28/13 due 7/01/13 in the amount of $38,046,048 (collateralized by $40,585,000 Federal National Mortgage Association, 2.23% to 2.36% due 12/06/22 to 12/14/22, value $38,809,581) (cost $38,046,016)	$38,046	38,046,016

Total Investments - 99.4% (cost $3,220,713,452) (c)		3,495,564,608
Other assets less liabilities - 0.6%		19,420,809

Net Assets - 100.0%		$3,514,985,417

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	64,800	USD	83,349	7/17/13	$(1,002,901)
Barclays Bank PLC Wholesale	CHF	18,380	USD	19,509	7/17/13	47,242
Barclays Bank PLC Wholesale	HKD	352,422	USD	45,406	10/11/13	(49,792)
BNP Paribas SA	CHF	10,393	USD	11,279	7/17/13	274,834

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	JPY	23,467,643	USD	234,392	7/17/13	$(2,237,929)
BNP Paribas SA	USD	174,938	SEK	1,119,453	7/17/13	(8,065,503)
BNP Paribas SA	CHF	30,718	USD	33,368	10/11/13	815,776
BNP Paribas SA	JPY	3,552,718	USD	36,884	10/11/13	1,044,683
BNP Paribas SA	KRW	86,926,317	USD	74,795	10/11/13	(962,997)
Canadian Imperial Bank of Commerce	CAD	22,155	USD	21,708	7/17/13	649,670
Citibank, NA	USD	133,238	CHF	129,225	7/17/13	3,591,120
Credit Suisse International	GBP	124,610	USD	188,695	7/17/13	(811,502)
Credit Suisse International	NOK	433,097	USD	74,023	7/17/13	2,759,972
Credit Suisse International	USD	128,160	GBP	84,678	7/17/13	618,040
Credit Suisse International	USD	19,840	JPY	1,985,673	7/17/13	181,554
Credit Suisse International	USD	73,994	NOK	433,097	7/17/13	(2,730,733)
Deutsche Bank AG London	AUD	82,502	USD	80,311	7/17/13	4,942,132
Deutsche Bank AG London	GBP	30,889	USD	47,325	7/17/13	348,839
Deutsche Bank AG London	USD	80,612	AUD	87,153	10/11/13	(1,482,565)
Goldman Sachs Capital Markets LP	AUD	26,307	USD	24,950	7/17/13	917,264
Goldman Sachs Capital Markets LP	CHF	100,452	USD	107,947	7/17/13	1,584,065
Goldman Sachs Capital Markets LP	NZD	41,076	USD	32,752	7/17/13	954,332
Goldman Sachs Capital Markets LP	BRL	129,397	USD	58,527	8/02/13	941,566
Goldman Sachs Capital Markets LP	AUD	133,451	USD	125,810	10/11/13	4,644,236
HSBC Bank USA	USD	60,091	GBP	38,818	7/17/13	(1,057,220)
Royal Bank of Scotland PLC	JPY	6,632,274	USD	66,529	7/17/13	(346,156)
Royal Bank of Scotland PLC	USD	49,175	GBP	32,003	7/17/13	(505,177)
Royal Bank of Scotland PLC	USD	294,620	JPY	28,114,244	7/17/13	(11,136,880)
Royal Bank of Scotland PLC	USD	33,265	NZD	41,076	7/17/13	(1,466,960)
Royal Bank of Scotland PLC	USD	17,257	GBP	11,237	10/11/13	(177,519)
Royal Bank of Scotland PLC	USD	51,051	JPY	4,868,653	10/11/13	(1,936,322)
Societe Generale	USD	275,023	EUR	210,073	7/17/13	(1,565,703)
Standard Chartered Bank	HKD	1,115,060	USD	143,705	7/17/13	(69,655)
UBS AG	EUR	11,407	USD	15,025	7/17/13	175,704
UBS AG	USD	65,577	AUD	63,527	7/17/13	(7,542,351)
UBS AG	USD	48,467	EUR	37,418	7/17/13	241,304
Westpac Banking Corp.	USD	47,383	AUD	45,282	7/17/13	(6,016,062)

						$(24,431,594)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $66,923,264 or 1.9% of net assets.
(c)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $478,599,129 and gross unrealized depreciation of investments was $(203,747,973), resulting in net unrealized appreciation of $274,851,156.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

COUNTRY BREAKDOWN*

June 30, 2013 (unaudited)

21.6%	Japan
21.4%	United Kingdom
10.6%	France
8.8%	Switzerland
5.7%	Hong Kong
4.1%	Australia
3.7%	Netherlands
3.6%	Germany
2.8%	Singapore
2.6%	South Korea
2.2%	Brazil
2.1%	Norway
1.5%	Denmark
1.1%	Russia
8.2%	Other

100.0%	Total Investments

*	All data are as of June 30, 2013. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Austria, Belgium, Canada, China, Finland, India, Indonesia, Ireland, Israel, Italy, Jersey (Channel Islands), Mexico, Nigeria, Peru, Poland, Portugal, Qatar, South Africa, Spain, Sweden, Taiwan, Thailand, Turkey, Ukraine, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$62,533,077		$778,720,417		$	– 0	–	$841,253,494
Consumer Discretionary	100,488,901		579,549,510			– 0	–	680,038,411
Industrials	2,317,577		405,165,384			– 0	–	407,482,961
Consumer Staples	13,800,985		368,018,954			– 0	–	381,819,939
Health Care	– 0	–	255,287,021			– 0	–	255,287,021
Materials	28,860,016		170,316,146			– 0	–	199,176,162
Information Technology	29,768,797		167,289,956			– 0	–	197,058,753
Telecommunication Services	18,494,700		160,359,837			– 0	–	178,854,537
Energy	24,362,817		123,070,428			– 0	–	147,433,245
Utilities	22,954,271		88,907,333			– 0	–	111,861,604
Warrants	1,523,850		– 0	–		50,230,311		51,754,161
Corporates - Non-Investment Grades	– 0	–	– 0	–		4,832,752		4,832,752
Investment Companies	665,552		– 0	–		– 0	–	665,552
Short-Term Investments	– 0	–	38,046,016			– 0	–	38,046,016

Total Investments in Securities	305,770,543		3,134,731,002	+		55,063,063		3,495,564,608
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	26,069,148			– 0	–	26,069,148
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(50,500,742)			– 0	–	(50,500,742)

Total++	$305,770,543		$3,110,299,408			$55,063,063		$3,471,133,014

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Corporates - Non- Investment Grades			Total
Balance as of 9/30/12	$59,928,917		$	– 0	–	$59,928,917
Accrued discounts/(premiums)	– 0	–		27,327		27,327
Realized gain (loss)	633,009			121,938		754,947
Change in unrealized appreciation/depreciation	1,884,417			(143,794)		1,740,623
Purchases	21,757,024			8,740,684		30,497,708
Sales	(33,973,056)			(3,913,403)		(37,886,459)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/13	$50,230,311			$4,832,752		$55,063,063

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$2,255,312			$(143,794)		$2,111,518

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Warrants	$50,230,311	Indicative Market Quotations	Broker Quote	$0.11 - $131.33/$18.27
Corporates - Non-Investment Grades	$4,832,752	Indicative Market Quotations	Broker Quote	$92.60/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 23.9%
Capital Markets - 3.6%
3i Group PLC	90,780	$466,129
Ashmore Group PLC	48,320	252,228
Banca Generali SpA	21,460	462,710
Credit Suisse Group AG (a)	276,381	7,316,931
Deutsche Bank AG (REG)	162,970	6,833,789
GAM Holding AG (a)	18,760	287,259
Intermediate Capital Group PLC	52,340	346,182
Macquarie Group Ltd.	378,020	14,418,013
Partners Group Holding AG	2,010	544,065
UBS AG (a)	1,318,623	22,382,078

		53,309,384

Commercial Banks - 7.1%
Banco do Brasil SA	429,000	4,250,875
Bank Hapoalim BM (a)	643,310	2,903,248
Bank of Georgia Holdings PLC	10,620	269,266
Barclays PLC	1,255,990	5,348,936
Hang Seng Bank Ltd.	286,300	4,216,229
HSBC Holdings PLC	1,183,490	12,251,653
KB Financial Group, Inc. (ADR)	231,000	6,844,530
Lloyds Banking Group PLC (a)	3,307,910	3,176,622
Mitsubishi UFJ Financial Group, Inc.	2,612,200	16,132,604
National Australia Bank Ltd.	350,831	9,489,961
Resona Holdings, Inc.	805,300	3,921,965
Sberbank of Russia (Sponsored ADR)	442,055	5,074,791
Seven Bank Ltd.	1,682,700	6,099,925
Societe Generale SA	307,589	10,585,820
Sumitomo Mitsui Financial Group, Inc.	213,100	9,754,228
Westpac Banking Corp.	126,510	3,321,503

		103,642,156

Consumer Finance - 0.3%
AEON Financial Service Co., Ltd.	108,600	3,076,356
Aeon Thana Sinsap Thailand PCL (NVDR)	78,700	239,551
Compartamos SAB de CV	141,000	243,425
Credito Real SAB de CV (a)	183,410	304,328
International Personal Finance PLC	27,430	208,434

		4,072,094

Diversified Financial Services - 2.1%
Challenger Ltd./Australia	71,320	260,070
IG Group Holdings PLC	915,006	8,080,255
ING Groep NV (a)	1,444,610	13,202,408
Intercorp Financial Services, Inc. (b)	6,680	220,440
ORIX Corp.	679,100	9,267,483
Warsaw Stock Exchange	26,120	299,531

		31,330,187

Insurance - 6.0%
Admiral Group PLC	687,352	13,845,981
Aegon NV	1,538,576	10,322,393
AIA Group Ltd.	3,374,200	14,215,498
Allianz SE	10,530	1,536,972

Company	Shares	U.S. $ Value
Anadolu Hayat Emeklilik AS	117,693	$259,530
BB Seguridade Participacoes SA (a)	518,900	4,083,575
Gjensidige Forsikring ASA	296,840	4,373,095
Insurance Australia Group Ltd.	632,370	3,138,894
Intact Financial Corp.	3,840	216,335
Lancashire Holdings Ltd.	651,040	7,851,395
Prudential PLC	868,430	14,175,184
Suncorp Group Ltd.	535,966	5,821,169
Topdanmark A/S (a)	151,100	3,845,727
Tryg A/S	52,070	4,289,834

		87,975,582

Real Estate Investment Trusts (REITs) - 0.8%
Concentradora Fibra Hotelera Mexicana SA de CV	131,100	261,543
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	224,890	316,772
GLP J-Reit	3,741	3,654,239
Mexico Real Estate Management SA de CV (a)	1,325,450	2,864,190
Stockland	1,479,470	4,707,471

		11,804,215

Real Estate Management & Development - 4.0%
Aliansce Shopping Centers SA	26,700	227,830
Countrywide PLC (a)	41,208	316,510
Daito Trust Construction Co., Ltd.	63,100	5,945,262
Daiwa House Industry Co., Ltd.	185,000	3,445,998
Evergrande Real Estate Group Ltd. (a)	6,897,000	2,545,500
Global Logistic Properties Ltd.	10,053,833	21,747,127
Hang Lung Group Ltd.	122,800	657,788
Hang Lung Properties Ltd.	3,313,000	11,475,664
Mitsubishi Estate Co., Ltd.	436,000	11,608,011
Quintain Estates & Development PLC (a)	165,600	196,458

		58,166,148

Thrifts & Mortgage Finance - 0.0%
Paragon Group of Cos. PLC	78,260	364,021

		350,663,787

Consumer Discretionary - 19.6%
Auto Components - 2.2%
Cie Generale des Etablissements Michelin-Class B	138,174	12,354,952
GKN PLC	1,553,390	7,110,475
Linamar Corp.	10,970	307,602
Nokian Renkaat Oyj	92,583	3,767,316
TS Tech Co., Ltd.	10,500	333,500
Valeo SA	120,940	7,588,866

		31,462,711

Automobiles - 4.5%
Honda Motor Co., Ltd.	223,500	8,302,897
Kia Motors Corp.	123,630	6,676,296
Mazda Motor Corp. (a)	1,903,000	7,523,390
Nissan Motor Co., Ltd.	845,700	8,476,122
Toyota Motor Corp.	399,700	24,109,030
Volkswagen AG (Preference Shares)	54,280	10,963,671

		66,051,406

Company	Shares	U.S. $ Value
Distributors - 0.0%
Inchcape PLC	48,050	$365,830

Diversified Consumer Services - 0.7%
Estacio Participacoes SA	911,100	6,590,250
Kroton Educational SA	266,500	3,689,329

		10,279,579

Hotels, Restaurants & Leisure - 3.8%
Flight Centre Ltd.	8,620	308,662
Galaxy Entertainment Group Ltd. (a)	1,110,000	5,370,467
Melco Crown Entertainment Ltd. (ADR) (a)	293,580	6,564,449
Melco International Development Ltd.	2,036,000	3,830,651
Sands China Ltd.	1,417,200	6,658,911
Sodexo	227,090	18,917,861
Tatts Group Ltd.	903,670	2,610,406
Whitbread PLC	113,084	5,260,626
William Hill PLC	810,944	5,438,082

		54,960,115

Household Durables - 0.4%
Berkeley Group Holdings PLC	14,650	474,534
Rinnai Corp.	6,300	447,965
Sony Corp.	251,600	5,315,354
Techtronic Industries Co.	99,500	237,233

		6,475,086

Leisure Equipment & Products - 0.0%
Giant Manufacturing Co., Ltd.	24,000	164,508

Media - 3.0%
British Sky Broadcasting Group PLC	608,830	7,334,541
Cineplex, Inc.	49,130	1,722,843
Kabel Deutschland Holding AG	19,810	2,175,162
Mediaset Espana Comunicacion SA (a)	34,980	304,701
Naspers Ltd.	162,640	12,004,731
Reed Elsevier PLC	432,910	4,923,127
SKY Perfect JSAT Holdings, Inc.	2,371	1,084,049
Television Broadcasts Ltd.	341,000	2,353,514
Thomson Reuters Corp.	157,800	5,149,468
Wolters Kluwer NV	344,700	7,301,248

		44,353,384

Multiline Retail - 0.6%
Dollarama, Inc.	6,660	466,143
Mitra Adiperkasa Tbk PT	382,500	268,546
Myer Holdings Ltd.	1,168,320	2,537,958
Next PLC	78,750	5,455,027

		8,727,674

Specialty Retail - 1.7%
Aoyama Trading Co., Ltd.	68,400	1,819,911
Carphone Warehouse Group PLC	42,354	160,402
Chow Sang Sang Holdings International Ltd.	74,000	148,926
Howden Joinery Group PLC	131,440	507,537
Komeri Co., Ltd.	8,400	210,374
Mr. Price Group Ltd.	22,760	310,235

Company	Shares	U.S. $ Value
Nitori Holdings Co., Ltd.	91,300	$7,350,477
Shimamura Co., Ltd.	38,800	4,710,015
Sports Direct International PLC (a)	65,390	550,279
Super Retail Group Ltd.	26,470	289,721
United Arrows Ltd.	8,000	334,233
Yamada Denki Co., Ltd.	216,910	8,782,529

		25,174,639

Textiles, Apparel & Luxury Goods - 2.7%
Arezzo Industria e Comercio SA	14,400	220,322
Brunello Cucinelli SpA	18,740	462,627
Cie Financiere Richemont SA (SWX Europe)	189,965	16,752,675
Eclat Textile Co., Ltd.	45,000	330,296
Li & Fung Ltd.	8,916,000	12,129,614
LVMH Moet Hennessy Louis Vuitton SA	32,279	5,240,636
Samsonite International SA	2,009,900	4,832,476
Tod’s SpA	1,910	269,480

		40,238,126

		288,253,058

Industrials - 11.7%
Aerospace & Defense - 1.8%
European Aeronautic Defence and Space Co. NV	201,867	10,800,029
QinetiQ Group PLC	566,560	1,555,711
Safran SA	127,600	6,661,534
Zodiac Aerospace	54,490	7,215,124

		26,232,398

Air Freight & Logistics - 0.0%
Yamato Holdings Co., Ltd.	18,900	398,038

Airlines - 0.8%
Japan Airlines Co., Ltd.	133,300	6,862,369
Qantas Airways Ltd. (a)	3,754,840	4,612,019

		11,474,388

Building Products - 0.0%
Kingspan Group PLC	25,310	336,832

Commercial Services & Supplies - 0.3%
Aggreko PLC	95,742	2,393,020
Edenred	81,783	2,504,170

		4,897,190

Construction & Engineering - 0.5%
China State Construction International Holdings Ltd.	162,000	251,718
COMSYS Holdings Corp.	512,000	6,536,795
Grana y Montero SA	68,070	269,393

		7,057,906

Electrical Equipment - 0.8%
Sumitomo Electric Industries Ltd.	1,007,000	11,987,370

Machinery - 1.1%
Andritz AG	6,458	331,344
FANUC Corp.	39,600	5,731,186

Company	Shares	U.S. $ Value
Hiwin Technologies Corp.	29,000	$171,816
IHI Corp.	111,000	419,970
Invensys PLC	36,628	229,364
Komatsu Ltd.	376,600	8,673,826
KUKA AG	7,830	330,564
Melrose Industries PLC	92,970	352,380
Nachi-Fujikoshi Corp.	74,000	331,920

		16,572,370

Professional Services - 5.0%
Bureau Veritas SA	696,280	18,030,419
Capita PLC	1,552,254	22,816,578
DKSH Holding AG	2,340	192,058
Intertek Group PLC	489,286	21,749,534
SGS SA	4,740	10,176,404

		72,964,993

Road & Rail - 0.8%
East Japan Railway Co.	45,200	3,518,030
Localiza Rent a Car SA	15,540	219,866
National Express Group PLC	119,355	406,755
Nippon Express Co., Ltd.	917,000	4,354,461
Tokyu Corp.	543,000	3,555,431

		12,054,543

Trading Companies & Distributors - 0.6%
Ashtead Group PLC	28,620	281,690
Barloworld Ltd.	30,640	252,579
Brenntag AG	2,290	348,063
Mills Estruturas e Servicos de Engenharia SA	17,100	231,745
Mitsubishi Corp.	384,100	6,561,844
MonotaRO Co., Ltd.	12,000	292,175
Rexel SA	14,450	325,570

		8,293,666

Transportation Infrastructure - 0.0%
OHL Mexico SAB de CV (a)	123,610	293,822

		172,563,516

Consumer Staples - 11.0%
Beverages - 1.3%
Anheuser-Busch InBev NV	93,230	8,393,787
Asahi Group Holdings Ltd.	280,000	6,936,086
Heineken Holding NV	69,660	3,904,211

		19,234,084

Food & Staples Retailing - 3.6%
Bizim Toptan Satis Magazalari AS	15,670	254,811
Brasil Pharma SA	33,100	149,231
Clicks Group Ltd.	40,090	224,809
Eurocash SA	22,010	388,837
FamilyMart Co., Ltd.	5,600	238,943
Jean Coutu Group PJC, Inc. (The)	88,660	1,497,197
Jeronimo Martins SGPS SA	468,388	9,871,993
Koninklijke Ahold NV	640,910	9,532,219
Lawson, Inc.	34,500	2,632,671
MARR SpA	27,860	334,456

Company	Shares	U.S. $ Value
Olam International Ltd.	10,539,746	$13,566,487
Shoppers Drug Mart Corp.	74,690	3,445,810
Sugi Holdings Co., Ltd.	96,000	3,651,345
Tsuruha Holdings, Inc.	17,500	1,654,125
WM Morrison Supermarkets PLC	1,372,797	5,464,347

		52,907,281

Food Products - 0.3%
Alicorp SAA	86,380	290,314
Devro PLC	64,330	285,373
Mayora Indah Tbk PT	73,500	222,745
MHP SA (GDR) (b)	10,860	184,620
Minerva SA/Brazil (a)	39,400	181,695
Standard Foods Corp.	93,000	292,914
Thai Union Frozen Products PCL	155,300	291,673
Unilever PLC	53,377	2,160,817
Wei Chuan Foods Corp.	90,000	151,923

		4,062,074

Household Products - 1.3%
Henkel AG & Co. KGaA	197,725	15,485,806
LG Household & Health Care Ltd.	8,110	3,950,345
Vinda International Holdings Ltd.	193,000	195,570

		19,631,721

Tobacco - 4.5%
British American Tobacco PLC	577,674	29,628,626
Imperial Tobacco Group PLC	281,480	9,760,206
Japan Tobacco, Inc.	737,800	26,042,510

		65,431,342

		161,266,502

Health Care - 7.2%
Biotechnology - 0.8%
Actelion Ltd. (a)	204,470	12,316,797

Health Care Equipment & Supplies - 0.4%
Ansell Ltd.	13,750	221,507
Coloplast A/S - Class B	67,560	3,782,958
Draegerwerk AG & Co. KGaA (Preference Shares)	3,490	477,386
Elekta AB	15,710	238,769
Ginko International Co., Ltd.	23,000	385,420

		5,106,040

Health Care Providers & Services - 0.4%
Sonic Healthcare Ltd.	215,160	2,923,003
Suzuken Co., Ltd./Aichi Japan	103,800	3,493,403

		6,416,406

Life Sciences Tools & Services - 0.9%
Eurofins Scientific (a)	61,813	13,043,938
Gerresheimer AG	5,260	303,737

		13,347,675

Pharmaceuticals - 4.7%
AstraZeneca PLC	92,520	4,374,234

Company	Shares	U.S. $ Value
GlaxoSmithKline PLC	976,570	$24,410,558
Kalbe Farma Tbk PT	2,197,000	317,152
Novartis AG	129,700	9,186,722
Orion Oyj - Class B	194,070	4,547,454
Roche Holding AG	90,770	22,528,853
Sanofi	34,550	3,571,797

		68,936,770

		106,123,688

Materials - 5.6%
Chemicals - 2.8%
Alpek SA de CV	100,670	215,054
Arkema SA	60,800	5,573,252
AZ Electronic Materials SA	56,530	263,647
Chr Hansen Holding A/S	12,140	415,332
Croda International PLC	6,010	226,638
EMS-Chemie Holding AG	10,130	3,000,361
Essentra PLC	1,006,585	10,763,808
Fuchs Petrolub AG (Preference Shares)	4,630	367,074
Givaudan SA (a)	4,650	5,991,870
Kansai Paint Co., Ltd.	26,000	331,894
Koninklijke DSM NV	177,175	11,550,631
Nippon Shokubai Co., Ltd.	61,000	623,959
Phosagro OAO (GDR) (b)	17,580	212,718
Teijin Ltd.	1,104,000	2,418,290

		41,954,528

Construction Materials - 0.2%
Holcim Ltd. (a)	38,109	2,652,626

Metals & Mining - 2.6%
Anglo American PLC	195,250	3,762,586
BHP Billiton PLC	431,237	10,995,604
Dowa Holdings Co., Ltd.	419,139	3,745,378
Franco-Nevada Corp.	4,040	144,629
MMC Norilsk Nickel OJSC (ADR)	448,330	6,460,435
Rio Tinto PLC	188,680	7,673,416
Vale SA (Sponsored ADR) (Local Preference Shares)	435,920	5,300,787

		38,082,835

		82,689,989

Information Technology - 5.5%
Computers & Peripherals - 0.6%
Fujitsu Ltd.	1,732,000	7,165,267
Toshiba Corp.	315,000	1,509,975

		8,675,242

Electronic Equipment, Instruments & Components - 0.5%
Anritsu Corp.	26,000	308,038
Chroma ATE, Inc.	114,000	192,920
LG Display Co., Ltd. (ADR) (a)	611,635	7,260,108

		7,761,066

Internet Software & Services - 1.4%
Baidu, Inc. (Sponsored ADR) (a)	62,910	5,946,882

Company	Shares	U.S. $ Value
Mail.ru Group Ltd. (GDR) (b)	11,390	$326,438
SINA Corp./China (a)	4,300	239,639
Telecity Group PLC	663,020	10,217,177
Tencent Holdings Ltd.	81,900	3,197,966

		19,928,102

IT Services - 0.3%
Computacenter PLC	25,965	177,062
Itochu Techno-Solutions Corp.	9,800	405,677
Otsuka Corp.	27,800	3,100,525
SCSK Corp.	69,800	1,342,902

		5,026,166

Semiconductors & Semiconductor Equipment - 1.3%
Hermes Microvision, Inc.	6,000	172,252
Samsung Electronics Co., Ltd. (GDR) (London) (b)	12,270	7,130,662
Sumco Corp.	555,500	6,084,868
Tokyo Electron Ltd.	102,600	5,187,401

		18,575,183

Software - 1.4%
Dassault Systemes SA	12,700	1,552,284
GameLoft SE (a)	48,600	340,340
Nintendo Co., Ltd.	29,200	3,437,977
Oracle Corp. Japan	83,400	3,454,350
SAP AG	154,311	11,268,248
SDL PLC	49,630	217,396

		20,270,595

		80,236,354

Telecommunication Services - 5.2%
Diversified Telecommunication Services - 3.8%
Nippon Telegraph & Telephone Corp.	316,600	16,501,472
Swisscom AG	31,330	13,715,352
TDC A/S	759,490	6,155,340
Telenor ASA	402,700	7,998,835
Telstra Corp., Ltd.	1,320,750	5,741,922
Vivendi SA	307,975	5,836,623

		55,949,544

Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc.-Class B	47,300	1,852,962
StarHub Ltd.	1,041,000	3,422,796
Vodafone Group PLC	5,487,905	15,726,548

		21,002,306

		76,951,850

Energy - 4.3%
Energy Equipment & Services - 1.9%
Aker Solutions ASA	435,450	5,944,765
AMEC PLC	387,973	5,933,734
John Wood Group PLC	26,870	331,392
Seadrill Ltd.	161,240	6,494,161
ShawCor Ltd.	7,310	288,869
Technip SA	90,240	9,171,294

Company	Shares	U.S. $ Value
TGS Nopec Geophysical Co. ASA	7,770	$225,793

		28,390,008

Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp. (a)	27,850	187,609
ENI SpA	699,160	14,349,536
Gazprom OAO (Sponsored ADR)	784,960	5,157,187
Genel Energy PLC (a)	19,820	276,861
Ophir Energy PLC (a)	31,026	168,693
Pacific Rubiales Energy Corp.	9,700	170,352
Petroleo Brasileiro SA (Sponsored ADR)	327,920	4,807,307
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	83,438	2,666,162
Statoil ASA	339,930	7,022,296

		34,806,003

		63,196,011

Utilities - 3.2%
Electric Utilities - 2.0%
CLP Holdings Ltd.	635,000	5,133,228
EDP - Energias de Portugal SA	1,908,610	6,156,719
Electricite de France SA	569,130	13,207,563
Emera, Inc.	8,420	264,441
Power Assets Holdings Ltd.	526,500	4,535,498

		29,297,449

Gas Utilities - 0.0%
Enagas SA	12,830	317,107
ENN Energy Holdings Ltd.	48,000	254,855

		571,962

Independent Power Producers & Energy Traders - 0.7%
APR Energy PLC	620,941	9,491,420

Multi-Utilities - 0.5%
National Grid PLC	614,530	6,966,077

		46,326,908

Total Common Stocks (cost $1,332,751,576)		1,428,271,663

WARRANTS - 1.5%
Financials - 0.9%
Commercial Banks - 0.0%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	12,920	246,643

Consumer Finance - 0.3%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	883,608	1,510,969
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a) (b)	264,270	3,152,424

		4,663,393

Company	Shares	U.S. $ Value
Diversified Financial Services - 0.0%
FBN Holdings PLC, Citigroup Global Markets Holding, Inc., expiring 4/29/14 (a)	2,959,940	$325,593

Real Estate Management & Development - 0.1%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/24/15 (a)	234,920	332,506

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a) (b)	472,130	6,998,761

		12,566,896

Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a) (b)	266,320	7,279,591

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Olam International Ltd., expiring 1/29/18 (a)	2,064,648	660,687

Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd., Merrill Lynch Intl & Co., expiring 1/25/16 (a)	95,930	155,224

Transportation Infrastructure - 0.0%
Adani Ports and Special Economic Zone, Merrill Lynch Intl & Co., expiring 12/17/14 (a)	56,090	143,366

		298,590

Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (a) (b)	6,190	266,849

Health Care - 0.0%
Pharmaceuticals - 0.0%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a) (b)	19,710	259,342

Consumer Discretionary - 0.0%
Multiline Retail - 0.0%
Hyundai Department Store Co., Ltd., Macquarie Bank Ltd., expiring 2/01/16 (a)	1,590	208,808

Total Warrants (cost $19,673,381)		21,540,763

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Olam International Ltd.
6.75%, 1/29/18 (b) (cost $2,156,857)	$2,262	$2,094,536

	Shares
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
iShares MSCI Japan Small Cap Index Fund (cost $313,383)	5,840	289,845

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
State Street Bank & Trust Co. 0.01% dated 6/28/13 due 7/01/13 in the amount of $11,832,110 (collateralized by $12,625,000 Federal National Mortgage Association, 2.23%, due 12/06/2022, value $12,072,656) (cost $11,832,100)	$11,832	11,832,100

Total Investments - 99.7% (cost $1,366,727,297) (c)		1,464,028,907
Other assets less liabilities - 0.3%		5,122,965

Net Assets - 100.0%		$1,469,151,872

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	HKD	273,644	USD	35,252	9/17/13	$(39,069)
Barclays Bank PLC Wholesale	JPY	6,149,010	USD	62,042	9/17/13	21,922
Barclays Bank PLC Wholesale	USD	7,873	AUD	8,402	9/17/13	(232,322)
Barclays Bank PLC Wholesale	USD	92,555	EUR	69,931	9/17/13	(1,499,017)
Barclays Bank PLC Wholesale	USD	71,833	SEK	475,067	9/17/13	(1,113,420)
BNP Paribas SA	CHF	15,994	USD	17,369	9/17/13	424,496
BNP Paribas SA	JPY	6,399,170	USD	63,197	9/17/13	(1,345,952)
Citibank, NA	USD	5,799	CHF	5,620	9/17/13	155,402
Deutsche Bank AG London	USD	32,284	AUD	34,845	9/17/13	(594,240)
Goldman Sachs Capital Markets LP	BRL	53,147	USD	24,039	8/02/13	386,728
Goldman Sachs Capital Markets LP	AUD	68,497	USD	64,730	9/17/13	2,436,012
Goldman Sachs Capital Markets LP	HKD	386,276	USD	49,771	9/17/13	(46,110)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	KRW	38,263,404	USD	32,943	9/17/13	$(433,062)
Goldman Sachs Capital Markets LP	NZD	6,000	USD	4,764	9/17/13	139,253
HSBC Bank USA	GBP	19,189	USD	29,787	9/17/13	616,459
HSBC Bank USA	USD	3,099	HKD	24,034	9/17/13	817
Royal Bank of Canada	CAD	8,408	USD	8,239	9/17/13	258,591
Royal Bank of Scotland PLC	USD	36,092	GBP	23,498	9/17/13	(371,165)
Royal Bank of Scotland PLC	USD	138,617	JPY	13,222,315	9/17/13	(5,254,339)
Royal Bank of Scotland PLC	USD	12,700	NZD	15,749	9/17/13	(562,063)
UBS AG	SEK	28,136	USD	4,181	9/17/13	(7,467)

						$(7,058,546)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $28,126,381 or 1.9% of net assets.
(c)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $179,933,969 and gross unrealized depreciation of investments was $(82,632,359), resulting in net unrealized appreciation of $97,301,610.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

Sanford C. Bernstein Fund, Inc. - International Portfolio

COUNTRY BREAKDOWN *

June 30, 2013 (unaudited)

21.8%	United Kingdom
21.4%	Japan
10.5%	France
8.8%	Switzerland
5.7%	Hong Kong
4.2%	Australia
3.8%	Netherlands
3.4%	Germany
2.9%	Singapore
2.7%	South Korea
2.2%	Norway
2.1%	Brazil
1.3%	Denmark
9.2%	Other

100.0%	Total Investments

*	All data are as of June 30, 2013. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Austria, Belgium, Canada, China, Finland, India, Indonesia, Ireland, Israel, Italy, Jersey (Channel Islands), Mexico, Nigeria, Peru, Poland, Portugal, Qatar, Russia, South Africa, Spain, Sweden, Taiwan, Thailand, Turkey, Ukraine, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc. - International Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$25,104,830		$325,558,957		$	– 0	–	$350,663,787
Consumer Discretionary	43,788,669		244,464,389			– 0	–	288,253,058
Industrials	1,014,826		171,548,690			– 0	–	172,563,516
Consumer Staples	6,137,704		155,128,798			– 0	–	161,266,502
Health Care	– 0	–	106,123,688			– 0	–	106,123,688
Materials	12,333,623		70,356,366			– 0	–	82,689,989
Information Technology	14,330,803		65,905,551			– 0	–	80,236,354
Telecommunication Services	8,008,302		68,943,548			– 0	–	76,951,850
Energy	10,423,715		52,772,296			– 0	–	63,196,011
Utilities	9,755,861		36,571,047			– 0	–	46,326,908
Warrants	660,687		– 0	–		20,880,076		21,540,763
Corporates - Non-Investment Grades	– 0	–	– 0	–		2,094,536		2,094,536
Investment Companies	289,845		– 0	–		– 0	–	289,845
Short-Term Investments	– 0	–	11,832,100			– 0	–	11,832,100

Total Investments in Securities	131,848,865		1,309,205,430	+		22,974,612		1,464,028,907
Other Financial Instruments** :
Assets:
Forward Currency Exchange Contracts	– 0	–	4,578,908			– 0	–	4,578,908
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(11,637,454)			– 0	–	(11,637,454)

Total++	$131,848,865		$1,302,146,884			$22,974,612		$1,456,970,361

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Corporates - Non- Investment Grades			Total
Balance as of 9/30/12	$25,650,404		$	– 0	–	$25,650,404
Accrued discounts/(premiums)	– 0	–		11,847		11,847
Realized gain (loss)	472,378			52,871		525,249
Change in unrealized appreciation/depreciation	809,997			(62,321)		747,676
Purchases	11,125,440			3,789,650		14,915,090
Sales	(17,178,143)			(1,697,511)		(18,875,654)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/13	$20,880,076			$2,094,536		$22,974,612

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$938,389			$(62,321)		$876,068

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Warrants	$20,880,076	Indicative Market Quotations	Broker Quote	$0.11 - $131.33/$18.73
Corporates - Non-Investment Grades	$2,094,536	Indicative Market Quotations	Broker Quote	$92.60/$92.60

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.4%
Financials - 27.7%
Commercial Banks - 17.0%
Banco do Brasil SA	2,157,600	$21,379,226
Banco Santander Brasil SA/Brazil (ADR)	824,250	5,126,835
Bangkok Bank PCL (NVDR)	953,400	6,223,494
Bank Mandiri Persero Tbk PT	7,605,500	6,859,674
Bank of Baroda	231,722	2,237,146
Bank of India	482,700	1,876,825
Canara Bank	215,194	1,312,989
China Construction Bank Corp. - Class H	24,008,400	16,871,141
Credicorp Ltd.	72,980	9,338,521
DGB Financial Group, Inc.	447,710	6,085,185
First Gulf Bank PJSC	903,290	3,922,536
Grupo Financiero Banorte SAB de CV - Class O	1,360,489	8,126,742
Grupo Financiero Santander Mexico SAB de CV (ADR) (a)	419,337	5,958,779
HDFC Bank Ltd.	781,690	8,718,319
Industrial & Commercial Bank of China Ltd. - Class H	32,840,000	20,581,871
Itausa - Investimentos Itau SA (a)	59,417	217,287
Itausa - Investimentos Itau SA (Preference Shares)	2,288,189	8,460,152
Kasikornbank PCL (NVDR)	1,054,700	6,439,227
KB Financial Group, Inc.	252,227	7,480,460
Komercni Banka AS	30,781	5,714,035
Punjab National Bank	406,041	4,432,709
Sberbank of Russia (Sponsored ADR)	1,418,303	16,282,118
Shinhan Financial Group Co., Ltd.	11,690	383,291
State Bank of India	134,620	4,409,516
Turkiye Halk Bankasi AS	734,285	6,221,584
Union Bank of India	941,094	2,932,495

		187,592,157

Consumer Finance - 1.0%
Muthoot Finance Ltd.	1,843,751	3,148,836
Shriram Transport Finance Co., Ltd.	649,361	7,794,543

		10,943,379

Diversified Financial Services - 0.1%
BM&FBovespa SA	235,700	1,293,981

Insurance - 2.0%
AIA Group Ltd.	3,036,600	12,793,190
BB Seguridade Participacoes SA (a)	1,095,400	8,620,442

		21,413,632

Real Estate Investment Trusts (REITs) - 0.3%
Mexico Real Estate Management SA de CV (a)	1,603,440	3,464,904

Real Estate Management & Development - 5.8%
Aldar Properties PJSC	1,108,390	645,824
BR Malls Participacoes SA	436,358	3,901,379
China Overseas Land & Investment Ltd.	2,530,000	6,554,362
Country Garden Holdings Co., Ltd.	14,498,000	7,478,509
Emaar Properties PJSC	1,014,480	1,441,073
Evergrande Real Estate Group Ltd. (a)	18,835,000	6,951,501
Global Logistic Properties Ltd.	5,269,000	11,397,207

Company	Shares	U.S. $ Value
Hang Lung Properties Ltd.	3,184,000	$11,028,830
KWG Property Holding Ltd.	4,373,800	2,273,213
LPN Development PCL	2,766,600	2,149,768
LPS Brasil Consultoria de Imoveis SA	281,600	2,332,206
Shimao Property Holdings Ltd.	1,863,000	3,674,272
Sorouh Real Estate Co.	3,081,910	2,285,481
Supalai PCL	2,651,400	1,513,132

		63,626,757

Thrifts & Mortgage Finance - 1.5%
Housing Development Finance Corp.	1,165,525	16,923,414

		305,258,224

Consumer Discretionary - 17.2%
Auto Components - 0.5%
Apollo Tyres Ltd.	1,350,678	1,277,069
Nokian Renkaat Oyj	64,710	2,633,130
Xingda International Holdings Ltd.	3,011,000	1,274,254

		5,184,453

Automobiles - 2.3%
Kia Motors Corp.	360,130	19,447,824
Tata Motors Ltd.	863,960	4,035,187
Tata Motors Ltd. - Class A	878,540	2,072,200

		25,555,211

Distributors - 0.4%
Dah Chong Hong Holdings Ltd.	6,013,000	4,760,439

Diversified Consumer Services - 1.3%
Estacio Participacoes SA	1,059,600	7,664,393
Kroton Educational SA	510,300	7,064,408

		14,728,801

Hotels, Restaurants & Leisure - 3.6%
Ajisen China Holdings Ltd.	4,165,000	3,239,909
Galaxy Entertainment Group Ltd. (a)	1,170,000	5,660,762
Melco Crown Entertainment Ltd. (ADR) (a)	232,730	5,203,843
Melco International Development Ltd.	2,999,000	5,642,495
MGM China Holdings Ltd.	1,761,200	4,673,618
Sands China Ltd.	1,422,800	6,685,224
Yum! Brands, Inc.	123,570	8,568,344

		39,674,195

Household Durables - 0.9%
Brookfield Incorporacoes SA (a)	3,177,316	2,178,633
Even Construtora e Incorporadora SA	1,407,100	5,025,920
Rossi Residencial SA (a)	2,161,595	2,848,092

		10,052,645

Internet & Catalog Retail - 0.2%
Ctrip.com International Ltd. (ADR) (a)	73,180	2,387,863

Media - 2.0%
Naspers Ltd.	299,010	22,070,428

Company	Shares	U.S. $ Value
Multiline Retail - 1.0%
El Puerto de Liverpool SAB de CV	473,481	$5,602,134
SACI Falabella	463,882	5,021,850

		10,623,984

Specialty Retail - 2.3%
Belle International Holdings Ltd.	7,550,000	10,321,442
Chow Tai Fook Jewellery Group Ltd.	5,098,771	5,298,033
Mr. Price Group Ltd.	446,092	6,080,558
Zhongsheng Group Holdings Ltd.	3,042,500	3,336,164

		25,036,197

Textiles, Apparel & Luxury Goods - 2.7%
Alpargatas SA (Preference Shares)	355,850	2,270,959
Cie Financiere Richemont SA (Johannesburg)	1,308,900	11,627,934
Daphne International Holdings Ltd.	3,492,000	2,971,772
Pacific Textile Holdings Ltd.	3,118,000	3,513,557
Shenzhou International Group Holdings Ltd.	1,704,000	4,909,655
Yue Yuen Industrial Holdings Ltd.	1,788,000	4,609,183

		29,903,060

		189,977,276

Information Technology - 15.8%
Computers & Peripherals - 0.9%
Lite-On Technology Corp.	2,897,944	5,065,486
Wistron Corp.	4,606,442	4,644,716

		9,710,202

Electronic Equipment, Instruments & Components - 1.8%
Innolux Corp. (a)	5,922,000	2,924,239
Ju Teng International Holdings Ltd.	3,128,000	1,461,616
LG Display Co., Ltd. (a)	489,200	11,672,230
Yageo Corp. (a)	10,973,000	3,710,014

		19,768,099

Internet Software & Services - 2.4%
Baidu, Inc. (Sponsored ADR) (a)	152,616	14,426,790
Tencent Holdings Ltd.	304,500	11,889,875

		26,316,665

IT Services - 0.7%
Sonda SA	2,612,874	7,611,561

Semiconductors & Semiconductor Equipment - 10.0%
Advanced Semiconductor Engineering, Inc.	10,569,794	8,798,796
King Yuan Electronics Co., Ltd.	5,132,000	3,764,160
Samsung Electronics Co., Ltd.	48,771	57,004,704
Samsung Electronics Co., Ltd. (Preference Shares)	11,250	8,675,753
SK Hynix, Inc. (a)	415,640	11,281,570
Taiwan Semiconductor Manufacturing Co., Ltd.	5,861,120	21,217,806

		110,742,789

		174,149,316

Company	Shares	U.S. $ Value
Energy - 9.4%
Energy Equipment & Services - 0.3%
Eurasia Drilling Co., Ltd. (GDR) (b)	71,800	$2,680,294

Oil, Gas & Consumable Fuels - 9.1%
Afren PLC (a)	1,517,262	2,990,983
Banpu PCL	63,550	493,811
BG Group PLC	158,390	2,691,686
China Petroleum & Chemical Corp.-Class H	17,533,100	12,269,042
Gazprom OAO (Sponsored ADR)	2,440,822	16,036,201
KazMunaiGas Exploration Production JSC (GDR) (b)	220,704	3,332,630
LUKOIL OAO (London) (Sponsored ADR)	331,090	19,087,339
NovaTek OAO (Sponsored GDR) (b)	92,750	11,074,497
Petroleo Brasileiro SA (Sponsored ADR)	1,492,096	21,874,127
PTT PCL	662,500	7,155,812
Ultrapar Participacoes SA	151,000	3,610,303

		100,616,431

		103,296,725

Consumer Staples - 8.6%
Beverages - 0.5%
Cia Cervecerias Unidas SA	368,215	5,258,144

Food & Staples Retailing - 3.1%
Bizim Toptan Satis Magazalari AS	109,634	1,782,768
Brasil Pharma SA	664,500	2,995,886
Jeronimo Martins SGPS SA	456,216	9,615,449
Magnit OJSC (Sponsored GDR) (a)(b)	148,070	8,453,273
Olam International Ltd.	6,123,181	7,881,599
Shoprite Holdings Ltd.	159,180	2,990,104

		33,719,079

Food Products - 2.3%
AVI Ltd.	1,510,190	9,082,483
Gruma SAB de CV-Class B (a)	262,075	1,191,300
JBS SA	942,500	2,707,520
MHP SA (GDR) (b)	407,260	6,923,420
NongShim Co., Ltd.	2,210	511,510
Unilever PLC	135,290	5,476,833

		25,893,066

Household Products - 0.8%
Kimberly-Clark de Mexico SAB de CV-Class A	775,939	2,545,054
LG Household & Health Care Ltd.	13,425	6,539,258

		9,084,312

Tobacco - 1.9%
British American Tobacco PLC	328,390	16,842,968
Gudang Garam Tbk PT	833,500	4,237,643

		21,080,611

		95,035,212

Materials - 7.0%
Chemicals - 0.6%
Hyosung Corp.	77,140	3,964,177

Company	Shares	U.S. $ Value
United Phosphorus Ltd.	1,103,360	$2,525,741

		6,489,918

Construction Materials - 1.4%
Cemex Latam Holdings SA (a)	158,384	1,054,967
China National Building Material Co., Ltd.-Class H	4,792,000	4,275,182
Grasim Industries Ltd. (GDR) (b)	35,641	1,646,502
Holcim Ltd. (a)	38,858	2,704,761
Semen Indonesia Persero Tbk PT	2,347,000	4,030,960
West China Cement Ltd.	13,990,400	2,058,271

		15,770,643

Metals & Mining - 4.7%
Antofagasta PLC	301,620	3,654,755
BHP Billiton PLC	211,526	5,393,452
KGHM Polska Miedz SA	369,280	13,430,657
Korea Zinc Co., Ltd.	5,550	1,344,402
Koza Altin Isletmeleri AS	152,125	1,854,114
MMC Norilsk Nickel OJSC (ADR)	314,030	4,525,172
Real Gold Mining Ltd. (a)(c)(d)	1,788,000	101,433
Sberbank of Russia (GDR) (b)	170,202	2,054,338
Ternium SA (Sponsored ADR)	141,310	3,197,845
Vale SA (Sponsored ADR) (Local Preference Shares)	1,179,690	14,345,031
Vale SA (Sponsored ADR)-Class B	170,560	2,242,864

		52,144,063

Paper & Forest Products - 0.3%
China Forestry Holdings Co., Ltd. (a)(c)(d)	6,430,000	83
Duratex SA	458,400	2,617,257

		2,617,340

		77,021,964

Industrials - 4.4%
Airlines - 0.8%
Turk Hava Yollari	2,276,057	8,843,104

Construction & Engineering - 0.7%
Larsen & Toubro Ltd.	344,945	8,139,760

Industrial Conglomerates - 1.1%
Alliance Global Group, Inc.	5,105,100	2,744,595
Bidvest Group Ltd.	256,978	6,366,862
SM Investments Corp.	106,710	2,628,625

		11,740,082

Professional Services - 0.2%
51job, Inc. (ADR) (a)	8,805	594,426
Qualicorp SA (a)	152,900	1,164,900

		1,759,326

Road & Rail - 1.0%
Globaltrans Investment PLC (Sponsored GDR) (b)	358,272	4,922,657

Company	Shares	U.S. $ Value
Localiza Rent a Car SA	453,462	$6,415,755

		11,338,412

Transportation Infrastructure - 0.6%
Jiangsu Expressway Co., Ltd.-Class H	6,136,000	6,328,995

		48,149,679

Health Care - 2.6%
Health Care Providers & Services - 0.6%
Odontoprev SA	582,500	2,401,685
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	2,234,600	4,177,327

		6,579,012

Pharmaceuticals - 2.0%
Aspen Pharmacare Holdings Ltd. (a)	71,165	1,635,927
Pharmstandard OJSC (GDR) (a)(b)	255,689	5,373,459
Richter Gedeon Nyrt	36,850	5,508,379
Sun Pharmaceutical Industries Ltd.	595,430	10,089,444

		22,607,209

		29,186,221

Utilities - 1.9%
Electric Utilities - 0.3%
Light SA	463,700	3,225,233

Independent Power Producers & Energy Traders - 0.9%
APR Energy PLC	374,378	5,722,571
China Resources Power Holdings Co., Ltd.	1,232,000	2,950,035
Huaneng Power International, Inc.-Class H	1,478,000	1,466,617

		10,139,223

Water Utilities - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo	326,400	3,370,272
Cia de Saneamento de Minas Gerais-COPASA	261,200	4,235,201

		7,605,473

		20,969,929

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.4%
Telekomunikasi Indonesia Persero Tbk PT	4,616,500	5,141,203

Wireless Telecommunication Services - 1.4%
China Mobile Ltd.	420,000	4,360,618
SK Telecom Co., Ltd.	27,240	5,009,584
Turkcell Iletisim Hizmetleri AS (a)	990,410	5,697,562

		15,067,764

		20,208,967

Total Common Stocks (cost $1,091,251,994)		1,063,253,513

Company	Shares	U.S. $ Value
WARRANTS - 1.5%
Industrials - 0.8%
Industrial Conglomerates - 0.3%
John Keells Holdings PLC, Deutsche Bank AG, London, expiring 7/05/19 (a)	1,776,110	$3,426,827

Air Freight & Logistics - 0.5%
Agility Public Warehousing Co. KSC, Credit Suisse, expiring 3/29/16 (a)(b)	2,120,391	4,700,695

		8,127,522

Financials - 0.7%
Commercial Banks - 0.6%
BankMuscat SAOG, Citigroup Global Markets, expiring 10/28/13 (a)	621,700	937,524
Commercial Bank of Qatar QSC/The, Deutsche Bank AG London, expiring 5/26/17 (a)	290,540	5,546,408

		6,483,932

Real Estate Management & Development - 0.1%
Emaar Properties PJSC, Merrill Lynch International, expiring 10/01/15 (a)	1,103,500	1,561,894

		8,045,826

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 12/03/17 (a)	956,638	306,124

Total Warrants (cost $15,728,425)		16,479,472

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Olam International Ltd.
6.75%, 1/29/18 (b) (cost $998,609)	$1,047	969,755

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
State Street Bank & Trust Co. 0.01%, dated 6/28/13 due 7/01/13 in the amount of $11,965,601 (collateralized by $12,765,000 Federal National Mortgage Association, 2.23%, due 12/06/2022, value $12,206,531) (cost $11,965,591)	11,966	11,965,591

Company	Shares	U.S. $ Value
Total Investments - 99.1% (cost $1,119,944,619) (e)		$1,092,668,331
Other assets less liabilities - 0.9%		9,909,136

Net Assets - 100.0%		$1,102,577,467

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $52,131,520 or 4.7% of net assets.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $128,691,594 and gross unrealized depreciation of investments was $(155,967,882), resulting in net unrealized depreciation of $(27,276,288).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

COUNTRY BREAKDOWN*

June 30, 2013 (unaudited)

14.2%	China
13.9%	Brazil
12.9%	South Korea
7.9%	Russia
7.7%	India
6.6%	Hong Kong
4.6%	Taiwan
4.5%	South Africa
4.0%	United Kingdom
2.6%	Mexicos
2.3%	Turkey
2.2%	Thailand
1.9%	Singapore
1.9%	Indonesia
12.9%	Other

100.0%	Total Investments

*	All data are as of June 30, 2013. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Argentina, Chile, Cyprus, Czech Republic, Finland, Hungary, Kazakhstan, Kuwait, Macau, Oman, Peru, Philippines, Poland, Portugal, Qatar, Sri Lanka, Switzerland, Ukraine, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$98,425,108		$206,833,116		$	– 0	–	$305,258,224
Consumer Discretionary	57,349,996		132,627,280			– 0	–	189,977,276
Information Technology	22,038,351		152,110,965			– 0	–	174,149,316
Energy	70,606,219		32,690,506			– 0	–	103,296,725
Consumer Staples	30,954,343		64,080,869			– 0	–	95,035,212
Materials	27,983,136		48,937,312			101,516		77,021,964
Industrials	19,426,733		28,722,946			– 0	–	48,149,679
Health Care	3,610,893		25,575,328			– 0	–	29,186,221
Utilities	16,553,277		4,416,652			– 0	–	20,969,929
Telecommunication Services	– 0	–	20,208,967			– 0	–	20,208,967
Warrants	306,124		4,700,695			11,472,653		16,479,472
Corporates - Non-Investment Grades	– 0	–	– 0	–		969,755		969,755
Short-Term Investments	– 0	–	11,965,591			– 0	–	11,965,591

Total Investments in Securities	347,254,180		732,870,227	+		12,543,924		1,092,668,331
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total(a)(b)	$347,254,180		$732,870,227			$12,543,924		$1,092,668,331

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $15,182,410 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.
(b)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials		Warrants		Corporates - Non- Investment Grades
Balance as of 9/30/12	$322,826		$9,648,575		$	– 0	–
Accrued discounts/(premiums)	– 0	–	– 0	–		5,488
Realized gain (loss)	– 0	–	(55,036)			24,501
Change in unrealized appreciation/depreciation	(221,310)		1,081			(28,854)
Purchases	– 0	–	2,609,318			1,755,905
Sales	– 0	–	(731,285)			(787,285)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 6/30/13	$101,516		$11,472,653			$969,755

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(221,310)		$1,081			$(28,854)

	Total
Balance as of 9/30/12	$9,971,401
Accrued discounts/(premiums)	5,488
Realized gain (loss)	(30,535)
Change in unrealized appreciation/depreciation	(249,083)
Purchases	4,365,223
Sales	(1,518,570)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 6/30/13	$12,543,924

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(249,083)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Materials	$101,516	Indicative Market Quotations	Broker Quote	$0.00 - $0.06/$0.06
Warrants	$11,472,653	Indicative Market Quotations	Broker Quote	$1.42 - $19.09/$10.12
Corporates - Non-Investment Grades	$969,755	Indicative Market Quotations	Broker Quote	$92.60/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 29.0%
Industrial - 13.6%
Basic - 1.7%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	U.S.$	5,466	$5,110,147
Basell Finance Co. BV
8.10%, 3/15/27 (a)		3,560	4,506,405
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		5,011	4,542,631
Dow Chemical Co. (The)
4.125%, 11/15/21		2,385	2,438,994
4.375%, 11/15/42		2,674	2,366,632
7.375%, 11/01/29		700	881,526
8.55%, 5/15/19		3,226	4,115,976
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)		10,000	9,165,526
5.75%, 1/30/21 (a)		193	190,105
Glencore Funding LLC
2.50%, 1/15/19 (a)		11,140	10,078,458
International Paper Co.
4.75%, 2/15/22		3,860	4,061,832
7.95%, 6/15/18		2,151	2,633,727
LyondellBasell Industries NV
5.75%, 4/15/24		6,074	6,679,371
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		4,581	4,199,102
Vale SA
5.625%, 9/11/42		12,135	10,586,465

			71,556,897

Capital Goods - 0.7%
Embraer SA
5.15%, 6/15/22		3,276	3,284,190
Odebrecht Finance Ltd.
5.125%, 6/26/22 (a)		4,255	4,169,900
Owens Corning
6.50%, 12/01/16 (b)		8,371	9,344,422
Republic Services, Inc.
3.80%, 5/15/18		8	8,450
5.25%, 11/15/21		4,903	5,383,082
5.50%, 9/15/19		6,718	7,603,506
United Technologies Corp.
4.875%, 5/01/15		5	5,387

			29,798,937

Communications - Media - 2.7%
CBS Corp.
3.375%, 3/01/22		207	199,539
5.75%, 4/15/20		10,578	11,989,739
8.875%, 5/15/19		10	12,887
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		5,580	7,895,912
Comcast Corp.
5.15%, 3/01/20		6,709	7,670,306

	Principal Amount (000)		U.S. $ Value
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
1.75%, 1/15/18	U.S.$	15	$14,481
3.80%, 3/15/22		8,490	8,155,409
4.60%, 2/15/21		3,225	3,344,786
4.75%, 10/01/14		4,555	4,766,698
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(c)		3,075	3,159,562
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		5,187	5,187,000
News America, Inc.
6.15%, 2/15/41		5,925	6,579,558
6.55%, 3/15/33		3,525	3,917,999
Omnicom Group, Inc.
3.625%, 5/01/22		4,144	3,996,809
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		10,897	13,564,488
Time Warner Cable, Inc.
4.00%, 9/01/21		12	11,492
7.50%, 4/01/14		5,297	5,555,562
8.75%, 2/14/19		10	12,275
Time Warner Entertainment Co. LP
8.375%, 3/15/23		10,470	13,041,202
WPP Finance 2010
4.75%, 11/21/21		1,637	1,693,187
WPP Finance UK
8.00%, 9/15/14		9,922	10,707,932

			111,476,823

Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20		10,745	11,291,845
AT&T, Inc.
1.40%, 12/01/17		16	15,555
4.30%, 12/15/42		2,827	2,462,003
4.45%, 5/15/21		6,268	6,750,912
5.35%, 9/01/40		2,103	2,127,897
5.80%, 2/15/19		50	57,990
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		10,746	10,482,594
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	1,061,944
Telecom Italia Capital SA
7.175%, 6/18/19	U.S.$	5,770	6,421,347
Telefonica Emisiones SAU
5.462%, 2/16/21		4,705	4,850,592
United States Cellular Corp.
6.70%, 12/15/33		7,535	7,340,989
Vodafone Group PLC
5.75%, 3/15/16		20	22,216

			52,885,884

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		18,842	20,093,561

	Principal Amount (000)		U.S. $ Value
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	U.S.$	9,394	$10,030,152

			30,123,713

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
4.70%, 1/15/21		5,650	6,045,963
7.625%, 4/15/31		5	6,303
Turner Broadcasting System, Inc.
8.375%, 7/01/13		11,372	11,372,000
Viacom, Inc.
5.625%, 9/15/19		2,220	2,548,347

			19,972,613

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22		4,960	5,138,461

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	28,581

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
4.125%, 7/15/17		2,031	2,142,262
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		42	42,110

			2,184,372

Consumer Non-Cyclical - 1.6%
Actavis, Inc.
3.25%, 10/01/22		4,292	4,001,432
Ahold Finance USA LLC
6.875%, 5/01/29		12,145	14,738,225
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		5,363	5,765,885
8.50%, 6/15/19		5	6,171
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		11,945	12,069,777
ConAgra Foods, Inc.
3.20%, 1/25/23		3,479	3,326,867
Kroger Co. (The)
3.40%, 4/15/22		8,522	8,320,037
Reynolds American, Inc.
3.25%, 11/01/22		5,431	5,048,641
Tyson Foods, Inc.
4.50%, 6/15/22		12,176	12,441,729

			65,718,764

Energy - 2.4%
Anadarko Petroleum Corp.
6.45%, 9/15/36		3,420	3,962,901
Encana Corp.
3.90%, 11/15/21		14,770	14,992,909
Marathon Petroleum Corp.
5.125%, 3/01/21		3,804	4,195,044

	Principal Amount (000)		U.S. $ Value
Nabors Industries, Inc.
9.25%, 1/15/19	U.S.$	8,921	$11,068,525
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	13,128
Noble Energy, Inc.
8.25%, 3/01/19		10,609	13,360,646
Noble Holding International Ltd.
4.90%, 8/01/20		975	1,026,862
Phillips 66
4.30%, 4/01/22		16,550	17,099,874
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		6,968	7,069,381
Transocean, Inc.
2.50%, 10/15/17		5,359	5,295,983
Valero Energy Corp.
6.125%, 2/01/20		6,995	8,128,519
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		4,905	5,141,146
9.625%, 3/01/19		6,870	8,685,198

			100,040,116

Technology - 1.0%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,962	2,113,843
Baidu, Inc.
2.25%, 11/28/17		2,374	2,309,406
Hewlett-Packard Co.
4.65%, 12/09/21		5,671	5,671,522
Intel Corp.
4.80%, 10/01/41		4,435	4,409,534
Motorola Solutions, Inc.
3.50%, 3/01/23		6,867	6,473,446
7.50%, 5/15/25		985	1,195,582
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		12,280	12,008,833
Total System Services, Inc.
2.375%, 6/01/18		2,940	2,848,407
3.75%, 6/01/23		3,042	2,824,518

			39,855,091

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		6,475	6,777,855
5.75%, 12/15/16		4,235	4,698,394

			11,476,249

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		13,450	13,743,950
Ryder System, Inc.
5.85%, 11/01/16		3,664	4,100,228
7.20%, 9/01/15		3,547	3,980,734

			21,824,912

			562,081,413

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 11.2%
Banking - 7.3%
American Express Co.
2.65%, 12/02/22	U.S.$	17	$15,696
Bank of America Corp.
3.30%, 1/11/23		2,765	2,613,331
5.00%, 5/13/21		5	5,331
5.625%, 7/01/20		2,100	2,312,031
5.70%, 1/24/22		2,395	2,658,558
5.875%, 2/07/42		8,228	9,198,986
7.375%, 5/15/14		6,805	7,159,438
7.625%, 6/01/19		5	6,009
Series 1
3.75%, 7/12/16		25	26,207
Series L
5.65%, 5/01/18		5,700	6,332,597
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	7,620	11,116,256
7.625%, 11/21/22	U.S.$	7,761	7,615,481
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		5	5,459
Capital One Financial Corp.
4.75%, 7/15/21		16	16,876
6.25%, 11/15/13		8	8,168
Citigroup, Inc.
4.50%, 1/14/22		5	5,209
5.375%, 8/09/20		10,458	11,564,446
8.50%, 5/22/19		7,410	9,336,800
Compass Bank
5.50%, 4/01/20		14,784	14,933,304
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		5,241	5,011,822
Countrywide Financial Corp.
6.25%, 5/15/16		5,826	6,353,154
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	4,665	6,704,992
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	4,799	4,756,793
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		12	12,526
5.25%, 7/27/21		6	6,419
5.625%, 1/15/17		10	10,838
5.75%, 1/24/22		5,110	5,636,396
6.00%, 6/15/20		12,435	13,972,252
Series G
7.50%, 2/15/19		9,500	11,281,953
HSBC Holdings PLC
4.00%, 3/30/22		12,850	13,156,125
5.10%, 4/05/21		7,522	8,264,120
ING Bank NV
2.00%, 9/25/15 (a)		12,050	12,213,107
JPMorgan Chase & Co.
3.25%, 9/23/22		10,900	10,348,482
4.40%, 7/22/20		3,485	3,644,359
4.50%, 1/24/22		2,106	2,205,239
6.125%, 6/27/17		50	56,401

	Principal Amount (000)		U.S. $ Value
Series Q
5.15%, 5/01/23	U.S.$	3,420	$3,257,550
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		2,532	2,713,010
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		6,132	6,476,496
Merrill Lynch & Co., Inc.
Series B
5.30%, 9/30/15		30	32,233
Morgan Stanley
3.75%, 2/25/23		8	7,650
4.75%, 4/01/14		65	66,412
7.25%, 4/01/32		15	17,972
Series G
5.50%, 7/24/20-7/28/21		14,211	15,235,850
6.625%, 4/01/18		11,725	13,289,760
Murray Street Investment Trust I
4.647%, 3/09/17		1,107	1,172,023
National Capital Trust II
5.486%, 3/23/15 (a)		3,116	3,131,580
Nationwide Building Society
6.25%, 2/25/20 (a)		13,470	15,015,858
PNC Funding Corp.
5.125%, 2/08/20		5	5,494
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		3,039	3,358,703
Santander US Debt SAU
2.991%, 10/07/13 (a)		13,400	13,476,407
Societe Generale SA
2.50%, 1/15/14 (a)		6,205	6,250,917
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		6,689	6,616,090
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,564,934
UFJ Finance Aruba AEC
6.75%, 7/15/13		2,366	2,370,784
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		5,567	5,657,464
Vesey Street Investment Trust I
4.404%, 9/01/16		2,971	3,163,800
Wachovia Bank NA
5.85%, 2/01/37		5,630	6,273,869
Wells Fargo Bank NA
5.75%, 5/16/16		50	55,939

			302,775,956

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		10,784	10,663,661

Finance - 0.1%
General Electric Capital Corp.
4.65%, 10/17/21		4,942	5,242,286
Series G
5.625%, 5/01/18		20	22,940

	Principal Amount (000)		U.S. $ Value
HSBC Finance Corp.
6.676%, 1/15/21	U.S.$	110	$121,610

			5,386,836

Insurance - 2.6%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		3,185	3,670,799
American International Group, Inc.
4.875%, 6/01/22		6,703	7,144,889
6.40%, 12/15/20		5,975	6,929,124
Coventry Health Care, Inc.
5.95%, 3/15/17		2,515	2,836,558
6.125%, 1/15/15		965	1,035,728
6.30%, 8/15/14		7,810	8,255,576
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		4,804	6,177,344
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		2,705	2,828,310
5.125%, 4/15/22		3,400	3,699,594
5.50%, 3/30/20		6,904	7,635,507
6.10%, 10/01/41		5	5,592
Humana, Inc.
6.30%, 8/01/18		1,210	1,391,041
6.45%, 6/01/16		1,111	1,258,745
7.20%, 6/15/18		2,395	2,852,931
Lincoln National Corp.
8.75%, 7/01/19		3,071	3,937,431
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		2,725	3,993,479
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,192,716
MetLife, Inc.
4.75%, 2/08/21		1,570	1,711,006
7.717%, 2/15/19		2,169	2,724,429
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		10,150	13,733,823
Prudential Financial, Inc.
4.50%, 11/15/20		8	8,527
5.625%, 6/15/43		8,035	7,874,300
WellPoint, Inc.
3.30%, 1/15/23		4,319	4,111,485
XL Group PLC
5.25%, 9/15/14		7,525	7,895,937
6.25%, 5/15/27		5	5,712

			107,910,583

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		9,573	10,064,564

REITS - 0.7%
ERP Operating LP
5.25%, 9/15/14		5	5,260
HCP, Inc.
5.375%, 2/01/21		12,835	13,922,638

	Principal Amount (000)		U.S. $ Value
Health Care REIT, Inc.
5.25%, 1/15/22	U.S.	$ 12,820	$13,778,500

			27,706,398

			464,507,998

Utility - 3.7%
Electric - 1.0%
CMS Energy Corp.
5.05%, 3/15/22		3,988	4,308,643
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,362	2,590,455
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,245
FirstEnergy Corp.
Series B
4.25%, 3/15/23		1,317	1,223,644
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		10,120	11,480,786
Pacific Gas & Electric Co.
4.50%, 12/15/41		4,825	4,647,179
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		5,805	5,904,324
TECO Finance, Inc.
4.00%, 3/15/16		2,925	3,118,190
5.15%, 3/15/20		3,625	4,007,039
Wisconsin Energy Corp.
6.25%, 5/15/67		5,810	6,158,600

			43,443,105

Natural Gas - 2.7%
DCP Midstream LLC
5.35%, 3/15/20 (a)		3,019	3,214,607
Energy Transfer Partners LP
6.70%, 7/01/18		3,915	4,597,588
7.50%, 7/01/38		8,376	9,789,668
Enterprise Products Operating LLC
3.35%, 3/15/23		5	4,811
5.20%, 9/01/20		2,133	2,386,874
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		12,863	12,689,028
4.15%, 3/01/22		3,287	3,303,918
Nisource Finance Corp.
6.80%, 1/15/19		13,300	15,737,890
ONEOK, Inc.
4.25%, 2/01/22		12,180	11,983,427
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		12,130	11,803,800
TransCanada PipeLines Ltd.
6.35%, 5/15/67		12,800	13,348,352
Williams Cos., Inc. (The)
3.70%, 1/15/23		10,491	9,747,010
Williams Partners LP
3.35%, 8/15/22		13	11,939

	Principal Amount (000)		U.S. $ Value
5.25%, 3/15/20	U.S.$	10,223	$10,986,689

			109,605,601

			153,048,706

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		8,893	8,033,554
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		10,017	10,838,394

			18,871,948

Total Corporates - Investment Grades (cost $1,146,589,273)			1,198,510,065

MORTGAGE PASS-THROUGHS - 22.3%
Agency Fixed Rate 30-Year - 17.8%
Federal Home Loan Mortgage Corp. Gold
4.50%, 5/01/39-4/01/41		52,887	55,731,556
5.00%, 8/01/33		7	7,616
Series 2007
4.50%, 1/01/37-3/01/37		1,068	1,124,946
5.50%, 7/01/35		4,412	4,788,845
Federal National Mortgage Association
3.00%, 7/01/43, TBA		63,865	62,398,098
3.50%, 7/01/43, TBA		323,999	328,909,594
4.00%, 12/01/41		164	170,880
4.00%, 7/01/43, TBA		106,060	110,488,832
4.50%, 7/01/43, TBA		34,745	36,764,553
5.50%, 11/01/33-6/01/38		5,933	6,504,715
6.50%, 8/01/31-8/01/34		19	21,180
Series 2003
5.00%, 11/01/33		7,696	8,325,968
5.50%, 4/01/33-7/01/33		14,476	15,881,227
Series 2004
5.00%, 4/01/34		4	3,981
5.50%, 4/01/34-11/01/34		12,692	13,907,468
Series 2005
4.50%, 8/01/35		11,714	12,389,604
5.50%, 2/01/35		11,848	12,967,035
Series 2006
5.00%, 2/01/36		17,100	18,426,988
5.50%, 4/01/36		2,600	2,820,015
Series 2007
4.50%, 9/01/35		10,883	11,545,331
5.00%, 7/01/36		5,482	5,920,067
Series 2008
5.50%, 12/01/35-3/01/37		21,547	23,499,420
Series 2012
3.50%, 5/01/42		12	12,106
Government National Mortgage Association
Series 1996
8.50%, 11/15/26		1	615

			732,610,640

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 15-Year - 3.5%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17	U.S.$	5	$5,648
Federal National Mortgage Association
2.50%, 7/01/28, TBA		137,380	138,174,221
3.00%, 7/01/28, TBA		7,435	7,647,595

			145,827,464

Agency ARMs - 1.0%
Federal Home Loan Mortgage Corp.
2.62%, 5/01/35 (b)		3,900	4,135,968
2.662%, 5/01/38 (d)		14,413	15,444,772
2.974%, 9/01/37 (d)		8,145	8,710,912
Series 2006
2.387%, 3/01/34 (d)		3,108	3,297,815
3.082%, 12/01/36 (b)		2	2,375
Series 2007
3.034%, 3/01/37 (b)		3	2,939
Federal National Mortgage Association
Series 2007
2.379%, 3/01/34 (d)		4,429	4,707,134
2.845%, 10/01/37 (b)		1,653	1,770,528
2.904%, 8/01/37 (d)		3,798	4,063,308

			42,135,751

Total Mortgage Pass-Throughs (cost $916,432,975)			920,573,855

ASSET-BACKED SECURITIES - 14.3%
Autos - Fixed Rate - 8.3%
Ally Auto Receivables Trust
Series 2012-1, Class A2
0.71%, 9/15/14		1,432	1,432,200
Series 2013-SN1, Class A3
0.72%, 5/20/16		16,829	16,797,023
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19		11,565	11,457,272
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2
0.92%, 3/09/15		350	350,124
Series 2011-5, Class A2
1.19%, 8/08/15		1,252	1,253,728
Series 2012-4, Class A2
0.49%, 4/08/16		13,674	13,649,045
Series 2013-1, Class A2
0.49%, 6/08/16		10,096	10,087,134
Series 2013-3, Class A3
0.92%, 4/09/18		15,000	14,988,084
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		10,336	10,335,859

	Principal Amount (000)		U.S. $ Value
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)	U.S.$	8,975	$8,815,200
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		7,960	7,985,313
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		8,726	8,699,578
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		6,060	6,074,653
Series 2012-3, Class A2
0.43%, 9/15/15		7,233	7,231,529
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		7,776	7,805,728
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		5,774	5,751,487
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		8,787	8,770,091
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		4,740	4,730,833
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	10,709	10,201,754
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)		7,385	7,041,626
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	13,026	13,018,933
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		8,095	8,124,191
Series 2012-D, Class B
1.01%, 5/15/18		3,805	3,769,827
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		16,025	16,045,377
Series 2013-1, Class A1
0.85%, 1/15/18		7,511	7,451,074
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17		8,315	8,315,167
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		7,345	7,263,067
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		21,065	20,531,468
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)		11,952	11,917,971

	Principal Amount (000)		U.S. $ Value
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18	U.S.$	3,525	$3,575,598
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		7,452	7,429,269
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		19,143	18,992,038
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		10,574	10,577,985
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		5,886	5,889,630
Series 2012-B, Class A2A
0.45%, 6/15/15		5,749	5,740,424
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		8,726	8,734,763
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		5,119	5,117,345
Series 2013-3, Class C
1.81%, 4/15/19		10,790	10,463,804
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		7,865	7,870,907

			344,287,099

Credit Cards - Fixed Rate - 3.7%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		25,775	25,737,064
Series 2012-5, Class A
0.59%, 5/15/18		13,910	13,840,649
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)		11,045	10,385,858
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		14,845	14,529,536
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		14,150	14,066,115
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		6,972	6,984,222
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		8,266	8,282,077
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		13,805	13,739,368
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		12,675	12,478,361

	Principal Amount (000)		U.S. $ Value
Series 2012-7, Class A
1.76%, 9/15/22	U.S.$	11,075	$10,578,028
Series 2013-1, Class A
1.35%, 3/15/21		9,370	9,104,489
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		7,890	7,846,976
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,263,505

			151,836,248

Autos - Floating Rate - 0.7%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.593%, 9/15/17 (a)(b)		9,336	9,337,309
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.682%, 6/20/17 (b)		19,000	19,000,000

			28,337,309

Credit Cards - Floating Rate - 0.7%
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.89%, 2/15/17 (a)(b)		12,465	12,485,425
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.763%, 3/18/14 (a)(b)		14,404	14,431,816

			26,917,241

Other ABS - Fixed Rate - 0.6%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)		7,103	7,112,341
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		1,413	1,414,303
Series 2012-A, Class A3
0.94%, 5/15/17		9,614	9,633,813
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		5,155	5,164,387
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		2,240	2,241,119

			25,565,963

Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.318%, 12/25/32 (b)		1,588	1,509,543
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.463%, 3/25/36 (b)		9,447	5,993,683

	Principal Amount (000)		U.S. $ Value
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.452%, 1/20/35 (b)	U.S.$	2,198	$2,177,469
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.793%, 5/25/33 (b)		181	158,489

			9,839,184

Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		1,464	1,497,693

Total Asset-Backed Securities (cost $593,545,969)			588,280,737

GOVERNMENTS - TREASURIES - 11.8%
United States - 11.8%
U.S. Treasury Bonds
2.75%, 8/15/42		4,740	4,091,212
3.00%, 5/15/42		18,873	17,203,910
4.50%, 2/15/36		37,180	44,273,237
4.625%, 2/15/40 (e)		90,608	110,414,731
4.75%, 2/15/37		5	6,169
5.375%, 2/15/31		35	45,593
8.125%, 8/15/19-8/15/21		986	1,409,715
U.S. Treasury Notes
0.50%, 7/31/17		19,735	19,261,676
0.875%, 11/30/16		59,635	59,672,272
1.00%, 8/31/16		118,915	119,834,689
1.50%, 6/30/16 (e)		41,295	42,291,902
1.75%, 1/31/14-5/15/23		61,016	57,146,360
2.00%, 11/15/21		9,093	8,936,000
2.125%, 8/15/21		630	627,441
2.625%, 7/31/14		15	15,392

Total Governments - Treasuries (cost $478,633,146)			485,230,299

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2%
Non-Agency Fixed Rate CMBS - 9.5%
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		160	176,113
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.902%, 9/11/38		18,895	20,857,586
Series 2006-T24, Class AJ
5.598%, 10/12/41		4,730	4,457,098
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (a)		11,325	10,789,124
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.939%, 3/15/49		3,908	4,306,438

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Pass-Through Certificates
Series 2006-C3, Class AJ
5.989%, 6/15/38	U.S.$	4,255	$4,144,830
Series 2006-C8, Class A4
5.306%, 12/10/46		10	11,032
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		5,725	5,546,792
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		3,727	3,759,954
Series 2005-C1, Class A4
5.014%, 2/15/38		13,509	14,087,513
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.989%, 6/15/38		26,275	28,942,697
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.985%, 5/15/46		7,600	8,518,513
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		7,662	7,461,564
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		5,840	6,092,130
Series 2007-GG9, Class A4
5.444%, 3/10/39		20,412	22,562,483
Series 2007-GG9, Class AM
5.475%, 3/10/39		7,256	7,626,917
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		24,035	23,689,232
Series 2012-GCJ9, Class A3
2.773%, 11/10/45		7,059	6,480,411
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		13,345	13,185,774
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.822%, 4/10/38		5,000	4,860,015
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		984	964,083
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C2, Class A2
5.258%, 5/15/41		3,996	4,044,611
Series 2007-CB19, Class AM
5.901%, 2/12/49		4,080	4,421,157
Series 2007-LD11, Class A4
6.003%, 6/15/49		4,596	5,142,901
Series 2007-LD12, Class A4
5.882%, 2/15/51		13,115	14,773,887
Series 2007-LD12, Class AM
6.197%, 2/15/51		3,522	3,811,757
Series 2007-LDPX, Class A3
5.42%, 1/15/49		50	55,359
Series 2010-C2, Class A1

	Principal Amount (000)		U.S. $ Value
2.749%, 11/15/43 (a)	U.S.$	9,275	$9,570,754
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 3/15/36		35	35,612
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		741	748,140
Series 2006-C2, Class A1A
5.739%, 8/12/43		7,249	8,060,971
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		21,260	23,811,370
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		26,957	29,670,838
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.816%, 6/11/42		16,490	18,708,964
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		9,011	8,834,754
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		4,728	4,460,054
Series 2012-C4, Class A5
2.85%, 12/10/45		9,467	8,756,503
Series 2013-C5, Class A4
3.185%, 3/10/46		19,094	18,114,250
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.914%, 5/15/43		18,548	20,559,987
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		9,893	9,431,723

			391,533,891

Non-Agency Floating Rate CMBS - 0.7%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.894%, 12/05/31 (a)(b)		6,130	6,077,126
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (a)(b)		5,835	5,858,644
Series 2013-KYO, Class A
1.043%, 11/08/29 (a)(b)		12,460	12,340,476
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(d)		6,804	6,641,050

			30,917,296

Total Commercial Mortgage-Backed Securities (cost $424,346,622)			422,451,187

	Principal Amount (000)		U.S. $ Value
AGENCIES - 4.4%
Agency Debentures - 4.4%
Federal National Mortgage Association
6.25%, 5/15/29	U.S.$	9,730	$12,648,737
6.625%, 11/15/30		74,395	100,955,949
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		81,666	69,782,454

Total Agencies (cost $164,746,372)			183,387,140

CORPORATES - NON-INVESTMENT GRADES - 1.9%
Financial Institutions - 1.3%
Banking - 0.8%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	2,695	3,113,301
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	7,610	7,153,400
Citigroup, Inc.
5.95%, 1/30/23		11,560	11,503,356
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		5,885	5,972,840
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19 (a)	EUR	3,105	5,634,425
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	U.S.$	5	5,112

			33,382,434

Finance - 0.4%
SLM Corp.
7.25%, 1/25/22		6,825	7,166,250
Series A
5.375%, 5/15/14		6,690	6,823,800

			13,990,050

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		4,965	5,402,893

			52,775,377

Industrial - 0.6%
Basic - 0.0%
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		918	881,280

Capital Goods - 0.3%
B/E Aerospace, Inc.
5.25%, 4/01/22		7,875	7,835,625
Ball Corp.
5.00%, 3/15/22		7,485	7,447,575

			15,283,200

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22	U.S.$	7,490	$7,564,900

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		3,528	3,651,480

			27,380,860

Total Corporates - Non-Investment Grades (cost $74,587,197)			80,156,237

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Agency Fixed Rate - 0.5%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.684%, 5/28/35		1,605	1,387,484
Federal Home Loan Mortgage Corp.
Series 4182, Class DI
3.50%, 5/15/39 (f)		35,442	6,390,061
Federal National Mortgage Association
Series 2013-6, Class MI
3.50%, 2/25/40		31,453	6,231,957
Freddie Mac
Series 4135, Class AI
3.50%, 11/15/42		19,635	4,218,905
Freddie Mac Strip
Series 283, Class IO
3.50%, 10/15/27 (f)		25,027	4,087,828

			22,316,235

Non-Agency Floating Rate - 0.5%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.383%, 12/25/36 (b)		9,889	5,764,544
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.443%, 3/25/35 (b)		5,208	4,208,831
IndyMac INDX Mortgage Loan Trust
Series 2006-AR15, Class A1
0.313%, 7/25/36 (b)		7,445	5,155,488
Series 2006-AR27, Class 2A2
0.393%, 10/25/36 (b)		7,858	6,407,234

			21,536,097

Non-Agency Fixed Rate - 0.5%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.641%, 5/25/35		5,303	5,183,560

	Principal Amount (000)		U.S. $ Value
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-HYB2, Class 3A1
2.863%, 2/25/47	U.S.$	8,524	$6,546,069
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		6,929	6,003,900

			17,733,529

Total Collateralized Mortgage Obligations (cost $64,242,319)			61,585,861

QUASI-SOVEREIGNS - 1.4%
Quasi-Sovereign Bonds - 1.4%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		8,297	8,131,060

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		7,742	8,748,460

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		12,990	14,183,197

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		12,315	12,385,109

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		12,650	13,156,000

Total Quasi-Sovereigns (cost $53,842,494)			56,603,826

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Indonesia - 0.3%
Republic of Indonesia
3.375%, 4/15/23 (a)		1,882	1,689,095
5.25%, 1/17/42 (a)		9,033	8,581,350

			10,270,445

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		3	3,137

Qatar - 0.3%
State of Qatar
4.50%, 1/20/22 (a)		11,649	12,493,553

	Principal Amount (000)		U.S. $ Value
Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)	U.S.$	4,444	$5,204,947

Turkey - 0.2%
Republic of Turkey
4.875%, 4/16/43		8,674	7,459,640

Total Governments - Sovereign Bonds (cost $35,285,450)			35,431,722

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
5.75%, 3/01/17		10	11,378
7.625%, 3/01/40		8,520	11,443,808

Total Local Governments - Municipal Bonds (cost $8,670,256)			11,455,186

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Communications - Telecommunications - 0.1%
MTS International Funding Ltd.
5.00%, 5/30/23 (a)		1,478	1,381,281
VimpelCom Holdings BV
5.20%, 2/13/19 (a)(g)		3,478	3,367,777

			4,749,058

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		4,230	4,192,988

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)		2,548	2,411,873

Total Emerging Markets - Corporate Bonds (cost $11,724,084)			11,353,919

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Insurance - 0.2%
Allstate Corp. (The)
5.10% (cost $9,961,216)		372,800	9,539,952

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 0.0%
Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (b)(h)(i)(j)	U.S.$	1,038	$0

Technology - 0.0%
IPC Systems, Inc.
5.45%, 6/01/15 (b)		2,000	1,605,860

Total Bank Loans (cost $2,059,161)			1,605,860

SHORT-TERM INVESTMENTS - 16.9%
Time Deposit - 7.4%
State Street Time Deposit
0.01%, 7/01/13 (cost $305,621,094)		305,621	305,621,094

Repurchase Agreements - 6.4%
HSBC Securities New York 0.12%, dated 6/28/13 due 7/05/13 in the amount of $130,003,033 (collateralized by $131,940,000 U.S. Treasury Note, 1.50%, due 8/31/18, value $131,954,641)		130,000	130,000,000
Mizuho Securities 0.09%, dated 6/28/13 due 7/01/13 in the amount of $135,001,013 (collateralized by $137,910,000 U.S. Treasury Note, zero coupon, due 6/26/14, value $137,700,000)		135,000	135,000,000

Total Repurchase Agreements (cost $265,000,000)			265,000,000

Governments - Treasuries - 3.1%
Japan Treasury Discount Bill
Series 359
0.01%, 7/16/13 (cost $129,099,734)	JPY	12,800,000	129,054,030

Total Short-Term Investments (cost $699,720,828)			699,675,124

Total Investments - 115.4% (cost $4,684,387,362) (k)			4,765,840,970
Other assets less liabilities - (15.4)% (l)			(635,892,346)

Net Assets - 100.0%			$4,129,948,624

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	116	September 2013	$25,539,709	$25,520,000	$19,709

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	JPY	12,800,000	USD	129,069	7/16/13	$3,711
Deutsche Bank AG London	CAD	20,335	USD	19,645	7/18/13	317,013
Goldman Sachs Capital Markets LP	EUR	16,464	USD	21,532	8/07/13	98,797
Royal Bank of Scotland PLC	GBP	4,379	USD	6,752	8/07/13	92,815
UBS AG	USD	1,110	CAD	1,132	7/18/13	(34,497)

						$477,839

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$50,590	1/30/17	1.059%	3 Month LIBOR	$(242,328)
JPMorgan Chase Bank, NA	56,630	2/7/22	2.043%	3 Month LIBOR	1,535,972

					$1,293,644

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00%	0.87%	$12,540	$69,562	$(372,679)	$442,241

*	Termination date

CENTRALLY CLEARED SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC (CME Group)	$61,150	5/21/23	3 Month LIBOR	2.020%	$(3,551,979)

				Rate Type
Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC (CME Group)	EUR	53,320	5/21/23	1.566%	6 Month EURIBOR	$2,606,379

						$(945,600)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at June 30, 2013
JPMorgan Chase+	(0.15	)%*	—	$1,763,500

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2013
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $636,260,834 or 15.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.
(d)	Variable rate coupon, rate shown as of June 30, 2013.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $942,002.
(f)	IO - Interest Only
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $1,646,125.
(h)	Security is in default and is non-income producing.
(i)	Fair valued by the Adviser.
(j)	Illiquid security.
(k)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $136,848,061 and gross unrealized depreciation of investments was $(55,394,453), resulting in net unrealized appreciation of $81,453,608.
(l)	An amount of U.S. $26,100 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate

GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$1,198,510,065		$	– 0	–	$1,198,510,065
Mortgage Pass-Throughs		– 0	–	920,573,855			– 0	–	920,573,855
Asset-Backed Securities		– 0	–	551,377,897			36,902,840		588,280,737
Governments - Treasuries		– 0	–	485,230,299			– 0	–	485,230,299
Commercial Mortgage-Backed Securities		– 0	–	382,127,868			40,323,319		422,451,187
Agencies		– 0	–	183,387,140			– 0	–	183,387,140
Corporates - Non-Investment Grades		– 0	–	80,156,237			– 0	–	80,156,237
Collateralized Mortgage Obligations		– 0	–	22,316,235			39,269,626		61,585,861
Quasi-Sovereigns		– 0	–	56,603,826			– 0	–	56,603,826
Governments - Sovereign Bonds		– 0	–	35,431,722			– 0	–	35,431,722
Local Governments - Municipal Bonds		– 0	–	11,455,186			– 0	–	11,455,186
Emerging Markets - Corporate Bonds		– 0	–	11,353,919			– 0	–	11,353,919
Preferred Stocks		9,539,952		– 0	–		– 0	–	9,539,952
Bank Loans		– 0	–	– 0	–		1,605,860	^	1,605,860
Short-Term Investments:
Time Deposit		– 0	–	305,621,094			– 0	–	305,621,094
Repurchase Agreements		– 0	–	265,000,000			– 0	–	265,000,000
Governments - Treasuries		– 0	–	129,054,030			– 0	–	129,054,030

Total Investments in Securities		9,539,952		4,638,199,373			118,101,645		4,765,840,970
Other Financial Instruments* :
Assets:
Futures		19,709		– 0	–		– 0	–	19,709
Forward Currency Exchange Contracts		– 0	–	512,336			– 0	–	512,336
Interest Rate Swaps		– 0	–	1,535,972			– 0	–	1,535,972
Credit Default Swaps		– 0	–	442,241			– 0	–	442,241
Centrally Cleared Swaps		– 0	–	2,606,379			– 0	–	2,606,379
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(34,497)			– 0	–	(34,497)
Interest Rate Swaps		– 0	–	(242,328)			– 0	–	(242,328)
Centrally Cleared Swaps		– 0	–	(3,551,979)			– 0	–	(3,551,979)

Total+		$9,559,661		$4,639,467,497			$118,101,645		$4,767,128,803

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Collateralized Mortgage Obligations
Balance as of 9/30/12	$65,762,852			$24,284,893		$9,583,522
Accrued discounts/(premiums)	12,830			(163,930)		26,792
Realized gain (loss)	(14,147,256)			863,647		(927,221)
Change in unrealized appreciation/depreciation	13,509,517			(1,392,640)		(1,083,339)
Purchases	6,456,530			32,960,813		36,587,132
Sales	(15,597,621)			(16,229,464)		(3,532,124)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	(19,094,012)			– 0	–	(1,385,136)

Balance as of 6/30/13+	$36,902,840			$40,323,319		$39,269,626

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(441,664)			$(1,392,640)		$(2,050,564)

	Bank Loans^		Warrants^^			Total
Balance as of 9/30/12	$1,789,207		$	– 0	–	$101,420,474
Accrued discounts/(premiums)	1,489			– 0	–	(122,819)
Realized gain (loss)	(1,079,164)			– 0	–	(15,289,994)
Change in unrealized appreciation/depreciation	1,012,064			– 0	–	12,045,602
Purchases	– 0	–		– 0	–	76,004,475
Sales	(117,736)			– 0	–	(35,476,945)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(20,479,148)

Balance as of 6/30/13	$1,605,860		$	– 0	–	$118,101,645

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(94,140)		$	– 0	–	$(3,979,008)

^	The Portfolio held securities with zero market value at period end.
^^	The Portfolio held securities with zero market value that were sold during the period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$36,902,840	Third Party Vendor	Evaluated Quotes	$63.45 - $102.27/$93.95

Commercial Mortgage-Backed Securities	$40,323,319	Third Party Vendor	Evaluated Quotes	$94.23 - $111.91/$103.00

Collateralized Mortgage Obligations	$39,269,626	Third Party Vendor	Evaluated Quotes	$58.30 - $97.74/$78.56

Bank Loans	$1,605,860	Third Party Vendor	Evaluated Quotes	$80.29/N/A

	$0.00	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 23.8%
Agency ARMs - 14.4%
Federal Home Loan Mortgage Corp.
1.838%, 12/01/42 (a)	U.S.$	1,174	$1,181,784
2.037%, 8/01/42 (a)		4,600	4,668,812
2.462%, 7/01/42 (a)		6,606	6,732,157
2.787%, 6/01/37 (a)		6,343	6,815,125
Series 2005
2.644%, 5/01/35 (a)		1,112	1,184,426
Federal National Mortgage Association
2.13%, 8/01/42 (a)		4,587	4,667,419
2.252%, 8/01/42 (a)		3,810	3,892,836
2.39%, 6/01/42 (a)		2,942	3,014,492
2.414%, 1/01/36 (a)		1,360	1,445,767
2.444%, 5/01/42 (a)		4,849	4,966,935
2.522%, 6/01/42 (b)		4,460	4,577,297
2.67%, 8/01/42 (a)		6,665	6,802,956
2.68%, 8/01/42 (a)		6,086	6,212,660
2.73%, 6/01/42 (a)		7,188	7,343,351
Series 2003
2.81%, 12/01/33 (a)		251	267,965
Series 2005
2.358%, 2/01/35 (b)		1,496	1,603,785
3.077%, 10/01/35 (a)		1,974	2,103,516
Series 2006
2.535%, 1/01/36 (a)		2,844	3,037,143
3.065%, 7/01/36 (a)		837	894,855
Series 2007
1.907%, 1/01/37 (b)		9	9,893
Series 2009
2.582%, 7/01/38 (a)		628	673,488

			72,096,662

Agency Fixed Rate 15-Year - 8.4%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		1,555	1,672,268
6.50%, 3/01/26		4,361	4,469,078
Federal National Mortgage Association
3.00%, 8/01/28, TBA		14,795	15,185,681
6.00%, 12/01/21		36	38,987
Series 2000
7.50%, 3/01/15		19	19,999
Series 2001
6.00%, 11/01/16-12/01/16		221	231,591
Series 2002
6.00%, 2/01/17		184	193,201
8.00%, 8/01/16		56	58,896
Series 2012

	Principal Amount (000)		U.S. $ Value
3.00%, 12/01/22-1/01/23	U.S.$	19,354	$20,216,631

			42,086,332

Agency Fixed Rate 30-Year - 1.0%
Federal National Mortgage Association
Series 2013
3.00%, 6/01/28		4,720	4,859,723
Government National Mortgage Association
Series 2002
7.50%, 3/15/32		185	230,144

			5,089,867

Total Mortgage Pass-Throughs (cost $120,183,138)			119,272,861

ASSET-BACKED SECURITIES - 19.4%
Autos - Fixed Rate - 9.9%
Ally Auto Receivables Trust
Series 2010-1, Class B
3.29%, 3/15/15 (c)		3,595	3,641,534
Series 2012-1, Class A2
0.71%, 9/15/14		190	190,028
Series 2012-A, Class C
2.40%, 11/15/17 (c)		1,455	1,484,580
Series 2013-SN1, Class A3
0.72%, 5/20/16		1,876	1,872,435
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16		1,605	1,619,490
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/16		2,140	2,143,116
Series 2012-3, Class A3
0.96%, 1/09/17		2,570	2,572,092
Series 2012-4, Class A2
0.49%, 4/08/16		1,743	1,739,887
Series 2013-1, Class A2
0.49%, 6/08/16		1,293	1,291,864
Series 2013-3, Class A3
0.92%, 4/09/18		1,670	1,668,673
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (c)		1,180	1,179,984
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		1,095	1,075,504
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		990	993,148
Series 2012-1, Class C
2.09%, 7/17/17		1,825	1,856,377
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		1,113	1,109,630

	Principal Amount (000)		U.S. $ Value
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17	U.S.$	1,044	$1,041,991
Ford Auto Securitization Trust
Series 2013-R1A, Class A1
1.485%, 12/15/14 (c)	CAD	787	748,553
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	1,663	1,662,517
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		3,430	3,434,362
Series 2013-1, Class A1
0.85%, 1/15/18		985	977,141
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2
5.29%, 3/25/16 (c)		3,421	3,631,604
Series 2013-1A, Class A2
1.83%, 8/25/19 (c)		2,125	2,071,178
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (c)		1,442	1,437,894
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		835	832,453
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		2,350	2,331,468
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)		1,253	1,253,842
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		724	724,675
Series 2012-B, Class A2A
0.45%, 6/15/15		750	749,080
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14		149	149,045
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		1,189	1,188,784
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		1,059	1,059,355
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A2
0.61%, 10/20/14		322	322,526
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		1,730	1,729,844

			49,784,654

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 4.2%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18	U.S.$	3,110	$3,105,423
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		3,015	2,950,930
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		2,655	2,918,647
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		927	928,625
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		951	952,850
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		1,750	1,741,680
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 1/15/18		3,585	3,600,275
Series 2012-6, Class A
1.36%, 8/17/20		1,675	1,649,014
Series 2012-7, Class A
1.76%, 9/15/22		1,445	1,380,158
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		965	959,738
Series 2013-A, Class A
1.61%, 12/15/21		610	597,459

			20,784,799

Credit Cards - Floating Rate - 2.6%
Cabela’s Master Credit Card Trust
Series 2010-2A, Class A2
0.893%, 9/17/18 (b)(c)		3,155	3,175,381
Chase Issuance Trust
Series 2012-A6, Class A
0.323%, 8/15/17 (b)		2,570	2,563,041
Series 2013-A2, Class A2
0.293%, 2/15/17 (b)		2,415	2,408,996
Discover Card Master Trust
Series 2011-A1, Class A1
0.543%, 8/15/16 (b)		1,785	1,786,628
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.89%, 2/15/17 (b)(c)		1,520	1,522,491
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.763%, 3/18/14 (b)(c)		1,692	1,695,267

			13,151,804

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 1.3%
Ally Master Owner Trust
Series 2011-4, Class A1
0.993%, 9/15/16 (b)	U.S.$	1,585	$1,591,033
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.593%, 9/15/17 (b)(c)		1,544	1,544,216
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.682%, 6/20/17 (b)		2,340	2,340,000
Nissan Master Owner Trust Receivables
Series 2012-A, Class A
0.663%, 5/15/17 (b)		1,212	1,210,166

			6,685,415

Other ABS - Fixed Rate - 1.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		356	356,170
Series 2013-A, Class A3
0.69%, 6/15/18		2,585	2,570,110
GE Equipment Transportation LLC
Series 2012-1, Class A3
0.99%, 11/23/15		3,175	3,181,366

			6,107,646

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		579	592,450
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)		13	0

			592,450

Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.472%, 1/20/36 (b)		376	358,013

Total Asset-Backed Securities (cost $97,871,898)			97,464,781

COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5%
Non-Agency Fixed Rate CMBS - 15.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45		9	8,659
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.939%, 3/15/49		429	472,916
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (c)		4,181	4,337,417
Series 2012-CR3, Class A1

	Principal Amount (000)		U.S. $ Value
0.666%, 11/15/45	U.S.$	2,331	$2,307,942
Series 2012-CR4, Class A1
0.704%, 10/15/45		2,299	2,274,271
Series 2012-CR5, Class A1
0.673%, 12/10/45		1,655	1,636,719
Series 2013-CR6, Class A1
0.719%, 3/10/46		2,543	2,532,924
Series 2013-LC6, Class A1
0.724%, 1/10/46		1,281	1,265,777
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.642%, 8/10/44		3,065	3,236,156
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 11/10/45		2,547	2,517,013
Series 2013-GC10, Class A1
0.696%, 2/10/46		1,552	1,535,507
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		1,346	1,319,020
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49		4	4,387
Series 2010-C1, Class A1
3.853%, 6/15/43 (c)		2,662	2,780,573
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		1,155	1,191,823
Series 2011-C3, Class A1
1.875%, 2/15/46 (c)		1,595	1,606,409
Series 2011-C4, Class A1
1.525%, 7/15/46 (c)		935	941,133
Series 2012-C6, Class A1
1.031%, 5/15/45		1,352	1,347,261
Series 2012-CBX, Class A1
0.958%, 6/15/45		2,214	2,208,367
Series 2012-LC9, Class A1
0.67%, 12/15/47		734	724,406
Series 2013-C10, Class A1
0.73%, 12/15/47		1,333	1,313,402
Series 2013-LC11, Class A2
1.855%, 4/15/46		2,455	2,418,157
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A1
1.60%, 8/15/46		498	502,299
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.085%, 7/15/45		2,240	2,222,560
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		1,152	1,163,518
Series 2006-C2, Class A1A
5.739%, 8/12/43		801	890,700

	Principal Amount (000)		U.S. $ Value
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49	U.S.$	2,992	$3,293,173
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A1
0.738%, 2/15/46		2,585	2,552,846
Series 2013-C8, Class A1
0.777%, 12/15/48		2,533	2,504,583
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.816%, 6/11/42		1,818	2,062,829
Morgan Stanley Capital I, Inc.
Series 2011-C1, Class A1
2.602%, 9/15/47 (c)		2,210	2,250,524
Series 2011-C2, Class A1
1.48%, 6/15/44 (c)		2,090	2,100,267
Series 2011-C3, Class A1
2.178%, 7/15/49		1,201	1,220,703
RBSCF Trust
Series 2010-MB1, Class A1
2.367%, 4/15/24 (c)		1,696	1,715,563
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		1,838	1,817,106
Series 2013-C5, Class A1
0.779%, 3/10/46		2,627	2,599,058
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.914%, 5/15/43		2,067	2,291,425
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		2,747	2,719,793
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (c)		923	936,939
Series 2012-C10, Class A1
0.734%, 12/15/45		3,294	3,262,027
Series 2012-C9, Class A1
0.673%, 11/15/45		2,807	2,774,552
Series 2013-C11, Class A1
0.799%, 3/15/45		1,310	1,295,153
Series 2013-C12, Class A1
0.735%, 3/15/48		1,768	1,743,817

			79,899,674

Non-Agency Floating Rate CMBS - 1.1%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.493%, 6/15/22 (b)(c)		964	902,947
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.663%, 10/15/21 (b)(c)		2,000	1,980,038
Series 2007-TFLA, Class A2

	Principal Amount (000)		U.S. $ Value
0.313%, 2/15/22 (b)(c)	U.S.$	786	$778,405
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A2
0.313%, 9/15/21 (b)(c)		1,790	1,773,893

			5,435,283

Agency CMBS - 0.5%
Government National Mortgage Association
Series 2006-51, Class IO
0.423%, 8/16/46 (f)		5,333	112,140
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1
1.60%, 10/29/20		2,205	2,233,128

			2,345,268

Total Commercial Mortgage-Backed Securities (cost $88,658,313)			87,680,225

GOVERNMENTS - TREASURIES - 17.4%
United States - 17.4%
U.S. Treasury Notes
0.125%, 7/31/14-4/30/15		13,215	13,175,335
0.25%, 9/15/14-5/31/15		48,069	48,000,143
0.375%, 7/31/13		13,215	13,218,092
3.375%, 7/31/13		13,160	13,195,466

Total Governments - Treasuries (cost $87,628,292)			87,589,036

CORPORATES - INVESTMENT GRADES - 17.1%
Industrial - 8.8%
Capital Goods - 1.1%
Caterpillar Financial Services Corp.
1.375%, 5/20/14		3,555	3,584,809
Eaton Corp.
0.603%, 6/16/14 (b)		1,812	1,812,926

			5,397,735

Communications - Media - 0.4%
NBCUniversal Enterprise, Inc.
0.817%, 4/15/16 (b)(c)		2,120	2,126,290

Communications - Telecommunications - 2.4%
AT&T, Inc.
0.90%, 2/12/16		1,405	1,394,409
1.40%, 12/01/17		2,035	1,978,411
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14		3,170	3,254,411
Verizon Communications, Inc.
1.25%, 11/03/14		2,645	2,661,023
1.95%, 3/28/14		880	888,859

	Principal Amount (000)		U.S. $ Value
Vodafone Group PLC
1.25%, 9/26/17	U.S.$	2,015	$1,926,795

			12,103,908

Consumer Cyclical - Automotive - 0.6%
Daimler Finance North America LLC
1.25%, 1/11/16 (c)		2,890	2,871,166

Consumer Cyclical - Retailers - 0.3%
Wal-Mart Stores, Inc.
0.60%, 4/11/16		1,305	1,296,281

Consumer Non-Cyclical - 3.1%
AbbVie, Inc.
1.75%, 11/06/17 (c)		2,000	1,961,604
Allergan, Inc./United States
1.35%, 3/15/18		884	861,348
Eli Lilly & Co.
4.20%, 3/06/14		1,885	1,932,421
Gilead Sciences, Inc.
3.05%, 12/01/16		1,880	1,987,198
McKesson Corp.
0.95%, 12/04/15		828	825,786
Merck & Co., Inc.
1.30%, 5/18/18		2,430	2,356,580
Novartis Capital Corp.
4.125%, 2/10/14		1,895	1,936,472
PepsiCo, Inc.
0.70%, 2/26/16		1,910	1,895,346
Sanofi
1.625%, 3/28/14		1,835	1,851,135

			15,607,890

Energy - 0.9%
BP Capital Markets PLC
0.70%, 11/06/15		2,210	2,201,706
Chevron Corp.
1.104%, 12/05/17		2,125	2,076,363
ConocoPhillips
4.75%, 2/01/14		471	482,430

			4,760,499

			44,163,769

Financial Institutions - 7.9%
Banking - 5.4%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16		1,615	1,706,446
Australia & New Zealand Banking Group Ltd.
0.90%, 2/12/16		1,970	1,957,664
Bank of America Corp.
1.25%, 1/11/16		2,030	2,001,880
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		1,945	1,922,085
BB&T Corp.
2.05%, 6/19/18		1,720	1,694,957

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
1.25%, 1/15/16	U.S.$	2,025	$2,000,793
Goldman Sachs Group, Inc. (The)
3.625%, 2/07/16		1,875	1,957,239
ING Bank NV
1.375%, 3/07/16 (c)		1,910	1,887,347
JPMorgan Chase & Co.
Series G
1.10%, 10/15/15		2,190	2,176,637
KeyBank NA/Cleveland OH
1.65%, 2/01/18		1,122	1,095,133
Manufacturers & Traders Trust Co.
1.45%, 3/07/18		1,925	1,862,310
Morgan Stanley
1.75%, 2/25/16		1,164	1,153,139
PNC Funding Corp.
2.70%, 9/19/16		1,890	1,967,033
Royal Bank of Canada
0.85%, 3/08/16		1,925	1,914,990
UnionBanCal Corp.
5.25%, 12/16/13		1,545	1,576,487

			26,874,140

Finance - 0.5%
General Electric Capital Corp.
0.983%, 4/02/18 (b)		2,640	2,651,032

Insurance - 2.0%
American International Group, Inc.
3.00%, 3/20/15		1,655	1,705,592
Berkshire Hathaway, Inc.
1.55%, 2/09/18		2,005	1,964,427
MetLife Institutional Funding II
0.65%, 1/06/15 (b)(c)		2,865	2,870,183
New York Life Global Funding
0.80%, 2/12/16 (c)		1,970	1,955,128
Prudential Financial, Inc.
4.75%, 9/17/15		1,580	1,700,186

			10,195,516

			39,720,688

Utility - 0.4%
Natural Gas - 0.4%
TransCanada PipeLines Ltd.
0.75%, 1/15/16		2,055	2,031,774

Total Corporates - Investment Grades (cost $86,527,104)			85,916,231

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
Agency Fixed Rate - 2.6%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24		4,884	5,106,023
Series 4016, Class KI
4.00%, 11/15/38 (f)		5,151	968,014

	Principal Amount (000)		U.S. $ Value
Series 4182, Class DI
3.50%, 5/15/39 (f)	U.S.$	4,102	$739,504
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		2,353	2,451,218
Series 2011-39, Class DA
3.50%, 7/25/24		2,110	2,176,784
Freddie Mac
Series 4119, Class LI
3.50%, 6/15/39 (f)		4,416	820,653
Series 4135, Class AI
3.50%, 11/15/42		2,637	566,691

			12,828,887

Agency Floating Rate - 0.8%
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
0.753%, 12/08/20 (b)		4,262	4,278,176

Non-Agency Fixed Rate - 0.4%
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2
3.00%, 3/25/43 (c)		2,112	2,091,407
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		114	113,147

			2,204,554

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.58%, 2/25/42 (b)(c)		1,098	927,070

Total Collateralized Mortgage Obligations (cost $20,427,565)			20,238,687

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Netherlands - 0.7%
Achmea Hypotheekbank NV
0.623%, 11/03/14 (b)(c) (cost $3,414,577)		3,415	3,422,274

COVERED BONDS - 0.4%
Covered Bonds - 0.4%
DNB Boligkreditt AS
1.45%, 3/21/18 (c) (cost $1,860,972)		1,865	1,810,728

	Principal Amount (000)	U.S. $ Value
Total Investments - 100.3% (cost $506,571,859) (g)		$503,394,823
Other assets less liabilities - (0.3)% (h)		(1,720,753)

Net Assets - 100.0%		$501,674,070

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	737	September 2013	$162,195,905	$162,140,000	$(55,905)
Sold Contracts
U.S. T-Note 5 Yr Futures	406	September 2013	49,494,739	49,145,031	349,708
U.S. T-Note 10 Yr (CBT) Futures	298	September 2013	37,912,072	37,715,625	196,447

					$490,250

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	CAD	1,262	USD	1,219	7/18/13	$19,676
JPMorgan Chase Bank, NA	USD	353	CAD	371	7/18/13	16
State Street Bank & Trust Co.	USD	119	CAD	122	7/18/13	(3,664)

						$16,028

(a)	Variable rate coupon, rate shown as of June 30, 2013.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $73,331,644 or 14.6% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of June 30, 2013, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$13,205	$	– 0	–	0.00%

(e)	Fair valued by the Adviser.
(f)	IO - Interest Only
(g)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,246,934 and gross unrealized depreciation of investments was $(4,423,970), resulting in net unrealized depreciation of $(3,177,036).
(h)	An amount of U.S. $402,283 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
NCUA	-	National Credit Union Administration
TBA	-	To Be Announced

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$119,272,861		$	– 0	–	$119,272,861
Asset-Backed Securities		– 0	–	90,406,672			7,058,109	^	97,464,781
Commercial Mortgage-Backed Securities		– 0	–	84,797,240			2,882,985		87,680,225
Governments - Treasuries		– 0	–	87,589,036			– 0	–	87,589,036
Corporates - Investment Grades		– 0	–	85,916,231			– 0	–	85,916,231
Collateralized Mortgage Obligations		– 0	–	17,107,063			3,131,624		20,238,687
Governments - Sovereign Agencies		– 0	–	3,422,274			– 0	–	3,422,274
Covered Bonds		– 0	–	1,810,728			– 0	–	1,810,728

Total Investments in Securities		– 0	–	490,322,105			13,072,718		503,394,823
Other Financial Instruments*:
Assets:
Futures		546,155		– 0	–		– 0	–	546,155
Forward Currency Exchange Contracts		– 0	–	19,692			– 0	–	19,692
Liabilities:
Futures		(55,905)		– 0	–		– 0	–	(55,905)
Forward Currency Exchange Contracts		– 0	–	(3,664)			– 0	–	(3,664)

Total+		$490,250		$490,338,133			$13,072,718		$503,901,101

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/12	$9,177,230		$6,800,534		$1,188,125
Accrued discounts/(premiums)	547		(8)		(236)
Realized gain (loss)	8,649		– 0	–	(3,951)
Change in unrealized appreciation/depreciation	(37,465)		134,572		(42,796)
Purchases	2,571,772		– 0	–	2,371,652
Sales	(2,311,046)		(33,190)		(381,170)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3+	(2,351,578)		(4,018,923)		– 0	–

Balance as of 6/30/13	$7,058,109		$2,882,985		$3,131,624

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13*	$(16,535)		$134,572		$(42,796)

	Total
Balance as of 9/30/12	$17,165,889
Accrued discounts/(premiums)	303
Realized gain (loss)	4,698
Change in unrealized appreciation/depreciation	54,311
Purchases	4,943,424
Sales	(2,725,406)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(6,370,501)

Balance as of 6/30/13	$13,072,718

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$75,241

^	The Portfolio held securities with zero market value at period end.
+	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$7,058,109	Third Party Vendor	Evaluated Quotes	$95.22 - $102.27/$99.83

	$0.00	Qualitative Assessment		$0.00/N/A

Commercial Mortgage-Backed Securities	$2,882,985	Third Party Vendor	Evaluated Quotes	$93.64 - $99.00/$97.32

Collateralized Mortgage Obligations	$3,131,624	Third Party Vendor	Evaluated Quotes	$84.44 - $99.43/$94.71

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 61.9%
United States - 61.9%
U.S. Treasury Notes
0.125%, 4/30/15	$3,374	$3,361,216
0.25%, 1/31/14-5/31/15	30,564	30,561,203
0.625%, 4/30/18	955	922,918
0.75%, 2/28/18	1,610	1,570,631

Total Governments - Treasuries (cost $36,470,478)		36,415,968

MORTGAGE PASS-THROUGHS - 29.2%
Agency ARMs - 19.8%
Federal Home Loan Mortgage Corp.
2.037%, 8/01/42 (a)	1,160	1,177,474
2.462%, 7/01/42 (a)	1,672	1,703,481
Series 2005
2.644%, 5/01/35 (a)	302	321,945
Federal National Mortgage Association
2.13%, 8/01/42 (a)	967	983,657
2.252%, 8/01/42 (a)	803	820,798
2.39%, 6/01/42 (a)	645	661,182
2.414%, 1/01/36 (a)	382	406,190
2.444%, 5/01/42 (a)	1,071	1,097,084
Series 2003
2.81%, 12/01/33 (a)	686	732,118
Series 2005
2.358%, 2/01/35 (b)	434	465,155
Series 2006
2.535%, 1/01/36 (a)	1,134	1,211,533
3.065%, 7/01/36 (a)	336	358,659
Series 2009
2.582%, 7/01/38 (a)	847	909,208
Series 2012
2.426%, 8/01/42 (b)	815	835,605

		11,684,089

Agency Fixed Rate 15-Year - 6.8%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25	956	1,028,349
6.50%, 3/01/26	910	933,105
Federal National Mortgage Association
3.00%, 8/01/28, TBA	1,725	1,770,551
5.50%, 9/01/19	152	161,043
Series 2000
7.50%, 3/01/15	7	7,142
Series 2001
6.00%, 11/01/16	97	102,471
Series 2002
8.00%, 8/01/16	21	22,304

		4,024,965

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 30-Year - 2.6%
Federal National Mortgage Association
5.00%, 5/01/39	$778	$869,534
Series 2013
3.00%, 6/01/28	625	643,501

		1,513,035

Total Mortgage Pass-Throughs (cost $17,169,023)		17,222,089

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.3%
Agency Floating Rate - 8.7%
Federal National Mortgage Association
Series 2006-39, Class DF
0.593%, 5/25/36 (b)	641	644,257
Series 2006-42, Class PF
0.603%, 6/25/36 (b)	640	644,361
FHLMC Structured Pass Through Securities
Series T-72, Class A1
0.398%, 3/25/36 (b)	124	121,860
NCUA Guaranteed Notes
Series 2010-R1, Class 1A
0.643%, 10/07/20 (b)	2,758	2,772,216
Series 2010-R3, Class 1A
0.753%, 12/08/20 (b)	940	943,598

		5,126,292

Agency Fixed Rate - 1.6%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	884	923,754

Total Collateralized Mortgage Obligations (cost $6,018,887)		6,050,046

Total Investments - 101.4% (cost $59,658,388) (c)		59,688,103
Other assets less liabilities - (1.4)% (d)		(833,706)

Net Assets - 100.0%		$58,854,397

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	20	September 2013	$4,403,789	$4,400,000	$(3,789)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	22	September 2013	2,795,880	2,784,375	11,505

					$7,716

(a)	Variable rate coupon, rate shown as of June 30, 2013.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(c)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $259,148 and gross unrealized depreciation of investments was $(229,433), resulting in net unrealized appreciation of $29,715.
(d)	An amount of U.S.$12,800 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2013.

Glossary:

ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
TBA	-	To Be Announced

Sanford C. Bernstein - U.S. Government Short Duration Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$36,415,968		$	– 0	–	$36,415,968
Mortgage Pass-Throughs		– 0	–	17,222,089			– 0	–	17,222,089
Collateralized Mortgage Obligations		– 0	–	6,050,046			– 0	–	6,050,046

Total Investments in Securities		– 0	–	59,688,103			– 0	–	59,688,103
Other Financial Instruments** :
Assets:
Futures		11,505		– 0	–		– 0	–	11,505
Liabilities:
Futures		(3,789)		– 0	–		– 0	–	(3,789)

Total^		$7,716		$59,688,103		$	– 0	–	$59,695,819

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.2%
Long-Term Municipal Bonds - 101.2%
California - 91.6%
Bay Area Toll Auth CA
5.00%, 4/01/17 (Pre-refunded/ETM)	$2,805	$3,207,405
California Dept Wtr Res Pwr
Series 2010M
5.00%, 5/01/15	1,430	1,544,200
California Econ Recovery (California Econ Rec Spl Tax)
Series 2004A
5.25%, 7/01/13	5,000	5,000,000
California Ed Fac Auth (Stanford Univ)
5.00%, 3/15/14	2,520	2,604,370
California Hlth Fac Fin Auth (Cedars-Sinai Med Ctr)
4.00%, 8/15/14	1,250	1,297,650
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	1,210	1,224,956
California Pub Wks Brd (California Pub Wks Brd Lease - Dept of St Hospitals (Coalinga State Hosp))
4.00%, 6/01/16	1,425	1,531,576
California Pub Wks Brd (Univ of California Lease)
Series 2012F
4.00%, 10/01/15	1,055	1,135,823
California Statewide CDA (Odd Fellows Home)
Series 2012A
4.00%, 4/01/16	1,080	1,155,028
California Statewide CDA (The Terraces at San Joaquin Gardens)
4.00%, 10/01/18	315	313,806
Contra Costa CA Trnsp Auth (Contra Costa CA Trnsp Sales Tax)
Series 2012B
4.00%, 3/01/16	1,620	1,753,974
East Bay Mud CA Wtr Sys
Series 2013A
5.00%, 6/01/16-6/01/17	3,435	3,889,228
Irvine CA Pub Fac Auth Assmt
Series 2012A
3.00%, 9/02/14	1,000	1,005,340
Los Angeles CA CCD GO
Series 2013F
5.00%, 8/01/16	2,925	3,286,296
Los Angeles CA Dept W&P Pwr
Series 2012C
5.00%, 1/01/16	2,105	2,303,712
Los Angeles CA USD COP
5.00%, 12/01/13	1,715	1,747,516
Los Angeles CA USD GO
5.75%, 7/01/16	725	828,421

	Principal Amount (000)	U.S. $ Value
Los Angeles CA Wstwtr Sys
Series 2013B
4.00%, 6/01/16	$3,160	$3,434,162
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
2.00%, 7/01/14	2,990	3,042,534
5.00%, 7/01/15	2,500	2,720,900
Los Angeles Cnty CA Santn Dist
Series 2013A
5.00%, 10/01/16 (a)	2,825	3,187,702
M-S-R Pub Pwr Agy CA
NPFGC Series 2007K
5.00%, 7/01/13	2,155	2,155,000
Met Wtr Dist Southern CA Wtr
2012E-2
3.00%, 7/01/35	1,000	1,041,420
Series 2011B
4.00%, 7/01/13	1,000	1,000,000
Orange Cnty CA Santn COP
Series 2011A
4.00%, 8/01/14	4,410	4,589,840
Port of Oakland CA
Series 2011 O
5.00%, 5/01/14	1,750	1,807,680
Sacramento CA Mun Util Dist
Series 2013C
5.00%, 8/15/16 (a)	2,185	2,436,690
Sacramento CA USD GO
4.00%, 8/01/15 (a)	1,040	1,102,889
San Diego Cnty CA Regl Trnsp Commn
Series 2012A
4.00%, 4/01/15	3,240	3,436,700
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
Series 2012A
3.00%, 7/01/15	1,000	1,049,140
San Francisco City/Cnty CA GO
5.00%, 6/15/15	2,475	2,686,810
Santa Clara CA USD GO
4.00%, 7/01/13	1,390	1,390,000
Series 2011A
4.00%, 7/01/13	1,730	1,730,000
Southern CA Pub Pwr Auth
4.00%, 7/01/13	1,200	1,200,000
5.00%, 7/01/15	1,000	1,087,940
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
Series 2012A
5.00%, 7/01/16	2,255	2,526,119
Univ of California
5.00%, 5/15/14	2,000	2,082,720
NPFGC Series 2005E
5.00%, 5/15/15	1,000	1,083,300
West Contra Costa CA USD GO
AGM
5.00%, 8/01/14	1,100	1,154,725

		79,775,572

	Principal Amount (000)	U.S. $ Value
Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series 2005B
5.125%, 7/01/35	$53	$46,394

Florida - 0.7%
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (b)(c)	105	83,206
Lake Ashton II CDD FL
Series 2006B
5.00%, 11/01/11 (b)(c)	190	62,700
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	107,101
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (d)	340	353,505

		606,512

Illinois - 1.8%
Cortland IL SSA #10
5.125%, 3/01/14 (b)(c)	110	49,500
Illinois GO
5.00%, 8/01/15	1,400	1,506,736

		1,556,236

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/13 (b)(c)(e)	200	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (b)(c)	200	60,000
Orange Grove CDD LA
5.30%, 11/01/21 (b)(c)	130	41,210

		101,210

New Jersey - 3.7%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	820	884,493
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 12/15/16	2,085	2,329,445

		3,213,938

Puerto Rico - 3.2%
Puerto Rico Elec Pwr Auth
AGC
5.00%, 7/01/13	750	750,000
Puerto Rico GO
6.00%, 7/01/14	1,000	1,036,070

	Principal Amount (000)	U.S. $ Value
Puerto Rico IND Tour ED Med Envrn Auth (Inter American Univ of Puerto Rico)
5.00%, 10/01/15	$1,015	$1,068,643

		2,854,713

Total Municipal Obligations (cost $89,020,986)		88,154,575

CORPORATES - INVESTMENT GRADES - 4.2%
Financial Institutions - 4.2%
Banking - 3.6%
Bank of America Corp.
1.50%, 10/09/15	860	858,046
Citigroup, Inc.
4.70%, 5/29/15	800	849,739
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/13	500	506,169
JPMorgan Chase & Co.
1.875%, 3/20/15	500	505,857
Morgan Stanley
5.375%, 10/15/15	400	428,190

		3,148,001

Finance - 0.6%
General Electric Capital Corp.
1.625%, 7/02/15	512	517,985

Total Corporates - Investment Grades (cost $3,666,927)		3,665,986

SHORT-TERM INVESTMENTS - 2.0%
Time Deposit - 2.0%
State Street Time Deposit
0.01%, 7/01/13 (cost $1,727,932)	1,728	1,727,932

Total Investments - 107.4% (cost $94,415,845) (f)		93,548,493
Other assets less liabilities - (7.4)%		(6,435,816)

Net Assets - 100.0%		$87,112,677

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of this security amounted to $353,505 or 0.4% of net assets.
(e)	Fair valued by the Adviser.
(f)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $145,881 and gross unrealized depreciation of investments was $(1,013,233), resulting in net unrealized depreciation of $(867,352).

As of June 30, 2013, the Fund held 7.3% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
SSA	-	Special Services Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$87,390,658		$763,917	^	$88,154,575
Corporates - Investment Grades		– 0	–	3,665,986		– 0	–	3,665,986
Short-Term Investments		– 0	–	1,727,932		– 0	–	1,727,932

Total Investments in Securities		– 0	–	92,784,576		763,917		93,548,493
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$92,784,576		$763,917		$93,548,493

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/12	$960,572		$960,572
Accrued discounts/(premiums)	(419)		(419)
Realized gain (loss)	2,000		2,000
Change in unrealized appreciation/depreciation	(181)		(181)
Purchases	315,945		315,945
Sales	(514,000)		(514,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13	$763,917		$763,917

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$12,584		$12,584

^	The Portfolio held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 89.3%
Long-Term Municipal Bonds - 89.3%
New York - 83.0%
Hempstead Town NY GO
4.00%, 8/15/15	$1,315	$1,409,470
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/14	4,360	4,525,942
NPFGC Series 2006D
Zero Coupon, 9/01/15 (a)	2,050	2,043,871
Metropolitan Trnsp Auth NY
0.389%, 11/01/22 (a)(b)	2,825	2,712,884
Series 2012D
4.00%, 11/15/15	1,400	1,501,052
Series 2012H
5.00%, 11/15/17	1,350	1,542,200
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2010A-1
5.00%, 11/15/13	3,220	3,276,382
Monroe Cnty NY IDA (New York St Lease Rochester Sch)
Series 2012A
5.00%, 5/01/15	1,500	1,619,790
Nassau Cnty NY GO
Series 2013A
2.00%, 3/31/14	3,000	3,034,410
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
Series 2012A
5.00%, 11/15/16	4,600	5,212,536
New York City Trnsl Fin Auth Future Tax Secured Revenue
5.00%, 11/01/15 (Pre-refunded/ETM)	315	347,221
New York NY GO
5.00%, 8/01/13-1/01/14	3,460	3,511,598
Series 2004B
Zero Coupon, 8/01/13 (a)	2,540	2,543,632
Series 2012A
5.00%, 8/01/16	2,855	3,195,630
New York NY Trnsl Fin Auth
5.00%, 11/01/15	4,570	5,039,704
Series 2007B
5.00%, 11/01/13 (Pre-refunded/ETM)	665	675,361
5.00%, 11/01/13	335	340,276
Series 2012E
5.00%, 2/01/17	4,830	5,476,302
New York St Dormitory Auth (New York Univ)
NPFGC
5.75%, 7/01/14	2,000	2,107,940
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010C
0.531%, 4/01/34 (a)(b)	2,325	2,168,769
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)

	Principal Amount (000)	U.S. $ Value
5.25%, 6/15/14	$1,650	$1,729,200
Series 2012A
4.00%, 6/15/15	2,000	2,134,860
New York St Loc Gov Asst Corp.
Series 2011A
5.00%, 4/01/14	5,000	5,178,800
New York St Pwr Auth
NPFGC
5.00%, 11/15/14	1,000	1,063,480
New York St Thruway Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 3/15/18	2,000	2,303,720
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AGM Series 5B
5.00%, 4/01/14	3,000	3,105,900
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/16	1,080	1,185,322
New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/17	2,635	2,992,174
Onondaga Cnty NY GO
5.00%, 5/01/16	3,605	4,018,890
Port Authority of NY & NJ
3.00%, 10/01/14	3,000	3,097,860
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	895	871,703
Suffolk Cnty NY GO
Series 2011B
3.00%, 10/15/13	3,965	3,991,407
Triborough Brdg & Tunl Auth NY
Series 2012A
5.00%, 11/15/16	1,000	1,131,020
Yonkers NY GO
Series 2011A
5.00%, 10/01/13	1,295	1,308,921

		86,398,227

California - 1.4%
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	1,460	1,500,880

Colorado - 1.4%
Denver CO Urban Renewal Auth (Stapleton)
Series 2013A
5.00%, 12/01/15	1,355	1,483,454

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series 2005B
5.125%, 7/01/35	55	48,144

	Principal Amount (000)	U.S. $ Value
Florida - 0.6%
Dupree Lakes CDD FL
6.83%, 11/01/15	$30	$29,733
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (c)(d)	135	106,979
New River CDD FL
Zero Coupon, 5/01/18 (c)	75	33,000
5.75%, 5/01/38 (c)(e)	90	39,600
Series 2006B
5.00%, 5/01/13 (c)(f)	65	1
Series 2010A1
5.75%, 5/01/38 (c)	35	28,477
Series 2010B1
5.00%, 5/01/15 (c)	35	33,873
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	20	20,761
Series 2010A-2
6.125%, 5/01/35 (c)	50	50,000
Series 2010B
5.125%, 5/01/17 (c)	100	100,000
Series 4B
5.125%, 5/01/09 (c)(f)(g)	45	0
Parkway Center CDD FL
Series 2004B
5.625%, 5/01/14	165	158,100

		600,524

Illinois - 1.5%
Cortland IL SSA #10
5.125%, 3/01/14 (c)(d)	153	68,850
Illinois GO
5.00%, 8/01/15	1,350	1,452,924

		1,521,774

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/13 (c)(d)(g)	270	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (c)(d)	255	76,500
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14 (c)(d)	115	38,521
Whispering Springs CDD LA
5.20%, 10/01/21 (c)(d)	120	21,600

		136,621

Puerto Rico - 1.2%
Puerto Rico GO
Series 2002A
5.50%, 7/01/17	1,245	1,289,596

	Principal Amount (000)	U.S. $ Value
Total Municipal Obligations (cost $94,229,589)		$92,979,220

CORPORATES - INVESTMENT GRADES - 5.1%
Financial Institutions - 3.9%
Banking - 3.1%
Bank of America Corp.
4.50%, 4/01/15	$420	440,549
7.375%, 5/15/14	375	394,532
Capital One Financial Corp.
2.125%, 7/15/14	370	374,336
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	761	777,056
JPMorgan Chase & Co.
2.05%, 1/24/14	791	797,430
Morgan Stanley
5.375%, 10/15/15	455	487,066

		3,270,969

Finance - 0.8%
General Electric Capital Corp.
2.15%, 1/09/15	803	818,793

		4,089,762

Industrial - 1.2%
Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
6.50%, 11/15/13	441	450,225
Technology - 0.8%
International Business Machines Corp.
0.55%, 2/06/15	805	804,336

		1,254,561

Total Corporates - Investment Grades (cost $5,301,009)		5,344,323

GOVERNMENTS - TREASURIES - 3.8%
United States - 3.8%
U.S. Treasury Notes
0.25%, 5/31/15 (cost $3,993,310)	4,000	3,992,968

SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit
0.01%, 7/01/13 (cost $1,129,930)	1,130	1,129,930

Total Investments - 99.3% (cost $104,653,838) (h)		103,446,441
Other assets less liabilities - 0.7%		700,753

Net Assets - 100.0%		$104,147,194

(a)	Variable rate coupon, rate shown as of June 30, 2013.

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2013 and the aggregate market value of these securities amounted to $4,881,653 or 4.69% of net assets.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Non-income producing security.
(g)	Fair valued by the Adviser.
(h)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $323,099 and gross unrealized depreciation of investments was $(1,530,496), resulting in net unrealized depreciation of $(1,207,397).

As of June 30, 2013, the Fund held 11.5% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
SSA	-	Special Services Area
UDC	-	Urban Development Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$89,601,619		$3,377,601	^	$92,979,220
Corporates - Investment Grades		– 0	–	5,344,323		– 0	–	5,344,323
Governments - Treasuries		– 0	–	3,992,968		– 0	–	3,992,968
Short-Term Investments		– 0	–	1,129,930		– 0	–	1,129,930

Total Investments in Securities		– 0	–	100,068,840		3,377,601		103,446,441
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$100,068,840		$3,377,601		$103,446,441

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/12	$4,091,675		$4,091,675
Accrued discounts/(premiums)	(15,817)		(15,817)
Realized gain (loss)	(14,411)		(14,411)
Change in unrealized appreciation/depreciation	(28,307)		(28,307)
Purchases	508,206		508,206
Sales	(1,705,000)		(1,705,000)
Transfers in to Level 3	541,255		541,255
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13++	$3,377,601		$3,377,601

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(22,602)		$(22,602)

^	The Portfolio held securities with zero market value at period end.
++	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$3,377,601	Third Party Vendor	Evaluated Quotes	$0.00 - $110.23/$96.21
	$0.00	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 97.3%
Alabama - 1.6%
Alabama Pub Sch & Clg Auth
Series 2013A
5.00%, 6/01/16	$4,180	$4,638,128

Arizona - 1.9%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
Series 2009A
5.00%, 7/01/17	2,300	2,629,245
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2009B
4.00%, 1/01/16	2,890	3,107,530

		5,736,775

Arkansas - 0.8%
Little Rock AR GO
1.25%, 4/01/33 (a)	2,500	2,499,300

California - 0.7%
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	2,005	2,061,140

Colorado - 9.1%
Colorado Hsg & Fin Auth (Colorado Unemployment)
Series 2012A
5.00%, 5/15/14	3,620	3,768,094
Denver City & County Board of Water Commissioners
Series 2012B
3.00%, 12/15/14	3,640	3,784,253
4.00%, 12/15/15	1,935	2,091,812
5.00%, 12/15/14	6,350	6,785,293
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011B
4.00%, 11/15/14	7,675	8,026,362
Mun Subdist No CO Wtr Conserv Dist
AMBAC Series 2007J
5.00%, 12/01/14	2,345	2,487,013
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (b)(c)	85	42,383

		26,985,210

Delaware - 0.0%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	55	48,144

Florida - 10.8%
Citizens Ppty Ins Corp. FL
Series 2009A-1

	Principal Amount (000)	U.S. $ Value
6.00%, 6/01/16	$3,500	$3,910,795
Series 2010A-1
5.00%, 6/01/16	4,695	5,131,776
Dupree Lakes CDD FL
6.83%, 11/01/15	35	34,689
Florida Brd of Ed GO (Florida GO)
Series 2013C
5.00%, 6/01/16 (a)	2,590	2,887,280
Florida Brd of Ed Lottery
Series 2012A
5.00%, 7/01/16-7/01/17	6,100	6,843,966
Florida GO
5.00%, 7/01/17	3,470	3,968,188
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (b)(c)	150	45,000
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	107,101
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
3.00%, 11/15/15	815	828,431
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	30	31,142
Series 2010A-2
6.125%, 5/01/35 (c)	60	60,000
Series 2010B
5.125%, 5/01/17 (c)	120	120,000
Series 4B
5.125%, 5/01/09 (c)(d)(e)	55	0
Parkway Center CDD FL
Series 2004B
5.625%, 5/01/14	130	124,564
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (f)	1,540	1,601,169
Sunshine St Govtl Fing Commn FL (Miami-Dade Cnty Fl Non-ad Valorem)
5.00%, 9/01/13	6,400	6,446,976

		32,141,077

Georgia - 0.9%
Georgia Mun Elec Auth
Series 2012B
5.00%, 1/01/18	2,450	2,780,235

Illinois - 7.7%
Cortland IL SSA #10
5.125%, 3/01/14 (b)(c)	182	81,900
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 6/15/15	11,045	11,987,912
Illinois GO
5.00%, 8/01/15	7,025	7,560,586

	Principal Amount (000)	U.S. $ Value
Illinois Sales Tax
4.00%, 6/15/16	$3,010	$3,265,428

		22,895,826

Louisiana - 0.9%
Isabella Lakes CDD LA
6.00%, 8/01/22 (b)(c)	515	154,500
Louisiana GO
5.00%, 8/01/15	2,325	2,532,878
Whispering Springs CDD LA
5.20%, 10/01/21 (b)(c)	670	120,600

		2,807,978

Maryland - 3.0%
Anne Arundel Cnty MD GO
5.00%, 4/01/15-4/01/16	8,170	8,882,853

Massachusetts - 5.4%
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/13-7/01/14	13,105	13,345,921
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012B
5.00%, 8/15/17	2,400	2,760,000

		16,105,921

Michigan - 4.5%
Detroit MI Swr Disp
AGM
0.79%, 7/01/32 (g)	1,530	1,317,957
Michigan Fin Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/14-7/01/15	11,380	12,228,611

		13,546,568

Minnesota - 3.5%
Elk River MN ISD #728 GO
Series 2012A
5.00%, 2/01/17	4,460	5,036,678
Minnesota Lease
Series 2012A
4.00%, 3/01/16	5,000	5,356,000

		10,392,678

Missouri - 3.0%
Springfield MO Pub Util
5.00%, 12/01/14	3,025	3,211,733
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
5.50%, 7/01/16	5,040	5,661,281

		8,873,014

Nevada - 0.4%
Reno NV GO

	Principal Amount (000)	U.S. $ Value
2.00%, 6/01/14 (a)	$1,140	$1,153,851

New Jersey - 1.2%
Morris-Union NJ JT Comm COP
4.00%, 8/01/15	750	787,260
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	1,625	1,752,806
Rutgers State Univ NJ
Series 2013J
3.00%, 5/01/15 (a)	1,150	1,199,232

		3,739,298

New Mexico - 4.3%
New Mexico Severance Tax
Series 2013A
5.00%, 7/01/16 (a)	11,440	12,811,885

New York - 7.0%
Metropolitan Trnsp Auth NY
0.389%, 11/01/22 (h)(i)	7,175	6,890,246
Series 2012D
4.00%, 11/15/15	8,525	9,140,334
New York NY GO
Series 2012F
5.00%, 8/01/15	1,835	2,001,857
Series 2013J
5.00%, 8/01/16	2,400	2,686,344

		20,718,781

North Carolina - 1.4%
North Carolina Turnpike Auth
4.00%, 7/01/14	4,010	4,156,004

Ohio - 0.4%
Ohio Major New Infra Proj (Ohio Fed Hwy Grant)
Series 20121
5.00%, 12/15/17	1,000	1,141,310

Oregon - 2.3%
Multnomah Cnty OR SD #1J GO
Series 2013A
5.00%, 6/15/15	2,000	2,170,740
Portland OR CCD GO
5.00%, 6/15/16	4,105	4,583,684

		6,754,424

Pennsylvania - 6.3%
Delaware Riv Port Auth PA & NJ
4.00%, 1/01/15	1,140	1,167,634
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	15,200	17,401,416
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A

	Principal Amount (000)	U.S. $ Value
4.60%, 7/01/15 (c)	$120	$106,806

		18,675,856

Puerto Rico - 3.3%
Puerto Rico Govt Dev Bank
5.25%, 1/01/15	4,000	4,091,680
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	5,845	5,866,919

		9,958,599

South Carolina - 1.1%
South Carolina Pub Svc Auth
Series 2012C
5.00%, 12/01/14	3,000	3,197,940

Texas - 6.5%
Tarrant TX Regional Wtr Dist
Series 2012A
5.00%, 3/01/17	6,115	6,951,838
Texas Trnsp Comm
(Texas St Hwy Fund First Tier)
Series 2006A
4.50%, 4/01/16	5,000	5,489,650
Univ of Houston
Series 2011A
5.00%, 2/15/14	6,800	6,998,900

		19,440,388

Virginia - 3.6%
Dulles Town CTR CDA VA
3.00%, 3/01/15	1,100	1,102,816
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
Series 2011A
5.00%, 8/01/14	6,030	6,336,082
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2012A
4.00%, 3/15/14	1,305	1,339,674
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,745	1,888,317

		10,666,889

Washington - 5.7%
City of Seattle
5.00%, 9/01/14	3,990	4,205,740
Washington St GO
Series 2013R
5.00%, 7/01/17	11,095	12,683,249

		16,888,989

Total Long-Term Municipal Bonds (cost $291,872,753)		289,699,061

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 1.2%
Mississippi - 0.7%
Mississippi Business Fin Corp.
(Chevron USA, Inc.)
Series 2009G
0.05%, 12/01/30 (j)	$2,000	$2,000,000

Texas - 0.5%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
Series 2001A
0.03%, 11/01/29 (j)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $3,500,000)		3,500,000

Total Municipal Obligations (cost $295,372,753)		293,199,061

CORPORATES - INVESTMENT GRADES - 6.3%
Financial Institutions - 5.1%
Banking - 4.3%
Bank of America Corp.
4.50%, 4/01/15	1,680	1,762,196
7.375%, 5/15/14	1,100	1,157,293
Capital One Financial Corp.
2.125%, 7/15/14	935	945,957
Citigroup, Inc.
4.587%, 12/15/15	750	800,951
4.70%, 5/29/15	2,035	2,161,524
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	2,242	2,289,304
JPMorgan Chase & Co.
2.05%, 1/24/14	2,332	2,350,957
Morgan Stanley Nt
5.375%, 10/15/15	1,300	1,391,616

		12,859,798

Finance - 0.8%
General Electric Capital Corp.
2.15%, 1/09/15	2,370	2,416,613

		15,276,411

Industrial - 1.2%
Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
6.50%, 11/15/13	1,287	1,313,922
Technology - 0.8%
International Business Machines Corp.
0.55%, 2/06/15	2,350	2,348,061

		3,661,983

Total Corporates - Investment Grades (cost $18,830,172)		18,938,394

SHORT-TERM INVESTMENTS - 1.2%
Time Deposit - 1.2%
State Street Time Deposit

	Principal Amount (000)	U.S. $ Value
0.01%, 7/01/13 (cost $3,573,579)	$3,574	$3,573,579

Total Investments - 106.0% (cost $317,776,504) (k)		315,711,034
Other assets less liabilities - (6.0)%		(17,978,729)

Net Assets – 100.0%		$297,732,305

(a)	When-Issued or delayed delivery security.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of this security amounted to $1,601,169 or 0.5% of net assets.
(g)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2013 and the aggregate market value of this security amounted to $6,890,246 or 2.31% of net assets.
(i)	Variable rate coupon, rate shown as of June 30, 2013.
(j)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(k)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,191,853 and gross unrealized depreciation of investments was $(3,257,323), resulting in net unrealized depreciation of $(2,065,470).

As of June 30, 2013, the Fund held 2.0% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
SD	-	School District
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$285,458,276		$4,240,785	^	$289,699,061
Short-Term Municipal Notes		– 0	–	3,500,000		– 0	–	3,500,000
Corporates - Investment Grades		– 0	–	18,938,394		– 0	–	18,938,394
Short-Term Investments		– 0	–	3,573,579		– 0	–	3,573,579

Total Investments in Securities		– 0	–	311,470,249		4,240,785		315,711,034
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$311,470,249		$4,240,785		$315,711,034

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/12	$5,784,127		$5,784,127
Accrued discounts/(premiums)	(27,827)		(27,827)
Realized gain (loss)	(22,435)		(22,435)
Change in unrealized appreciation/depreciation	(84,852)		(84,852)
Purchases	1,116,852		1,116,852
Sales	(2,525,080)		(2,525,080)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13	$4,240,785		$4,240,785

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(75,587)		$(75,587)

^	The Portfolio held securities with zero market value at period end.
*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$4,240,785	Third Party Vendor	Evaluated Quotes	$18.00 - $107.10/$93.90
	$0.00	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.0%
Long-Term Municipal Bonds - 91.0%
California - 76.6%
Bay Area Infra Fin Auth
NPFGC-RE
5.00%, 8/01/17	$4,490	$4,503,605
Bay Area Toll Auth CA
5.00%, 4/01/16-4/01/25	36,020	40,486,525
Series 2006 F
5.00%, 4/01/16 (Pre-refunded/ETM)	5,250	5,851,860
Bay Area Wtr Supply & Consv Agy CA
Series 2013A
5.00%, 10/01/25	4,710	5,309,583
California Dept Wtr Res Cen Vy
5.00%, 12/01/14 (Pre-refunded/ETM)	380	405,297
Series AM
5.00%, 12/01/14	3,000	3,200,160
NPFGC Series 2005AH
5.00%, 12/01/14 (Pre-refunded/ETM)	60	64,039
California Dept Wtr Res Pwr
Series 2008H
5.00%, 5/01/17	22,505	25,685,631
Series 2008K
5.00%, 5/01/18	23,145	26,868,336
Series 2010L
5.00%, 5/01/15-5/01/20	14,690	17,031,966
California Econ Recovery (California Econ Rec Spl Tax)
Series 2004A
5.25%, 7/01/13-7/01/14	13,620	13,760,549
Series 2009A
5.00%, 7/01/18-7/01/20	33,120	38,484,502
NPFGC Series 2004A
5.00%, 7/01/15	4,460	4,656,552
5.25%, 7/01/13	8,420	8,420,000
California GO
5.00%, 10/01/20	20,500	24,173,395
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	20,650	24,579,075
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.00%, 10/01/15	1,070	1,081,717
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/27 (a)	4,000	3,909,480
California Pub Wks Brd (CA Lease Dept Corr St Prisons)
AMBAC Series 1993A
5.00%, 12/01/19	2,630	2,910,016
California Pub Wks Brd (CA Lease State Univ Sys)
NPFGC-RE Series 2006A
5.00%, 10/01/14	3,740	3,958,154
California Pub Wks Brd (California Pub Wks Brd Lease - Dept of St Hospitals(Coalinga State Hosp))

	Principal Amount (000)	U.S. $ Value
4.00%, 6/01/16	$3,260	$3,503,815
California Pub Wks Brd (Univ of California Lease)
5.00%, 4/01/21-4/01/22	10,825	12,359,524
Series 2009E
5.00%, 4/01/23	1,950	2,197,045
Series 2011G
5.00%, 12/01/23	1,545	1,791,845
NPFGC-RE
5.00%, 9/01/16	1,575	1,763,732
NPFGC-RE Series 2007B
5.00%, 6/01/15	3,030	3,285,974
California Spl Dist Assn Fin Corp. COP
AGM Series Z
5.50%, 8/01/17 (Pre-refunded/ETM)	440	471,847
California State Univ
Series 2010A
5.00%, 11/01/24	1,490	1,648,447
Series 2011A
5.25%, 11/01/26	5,500	6,147,680
Series 2012A
5.00%, 11/01/26	10,930	12,132,737
AMBAC Series 2005B
5.00%, 11/01/14	3,575	3,797,973
California Statewide CDA (Kaiser Permanente)
Series 2002C
5.00%, 11/01/29	2,630	2,984,787
Series E-1-REMK
5.00%, 4/01/44	1,000	1,134,900
California Statewide CDA (Odd Fellows Home)
Series 2012A
5.00%, 4/01/20-4/01/22	2,000	2,253,250
California Statewide CDA (The Terraces at San Joaquin Gardens)
4.00%, 10/01/18	1,965	1,957,553
Chaffey CCD CA GO
NPFGC Series 2005B
5.00%, 6/01/25	1,440	1,520,582
Coati-Rohnert Pk USD CA GO
NPFGC-RE
5.00%, 8/01/20	2,020	2,153,785
Contra Costa CA Wtr Dist
Series 2013R
5.00%, 10/01/16 (b)	1,570	1,769,092
Contra Costa Cnty CA Wtr Dist (Contra Costa CA Wtr Dist)
Series 2012Q
5.00%, 10/01/20	5,315	6,282,968
Gilroy CA USD GO
NPFGC-RE
5.25%, 8/01/13 (Pre-refunded/ETM)	1,900	1,907,467
Grossmont-Cuyamaca CCD CA GO
AGC
5.25%, 8/01/17	1,150	1,327,848
Industry CA GO
5.00%, 7/01/17	3,655	4,109,865

	Principal Amount (000)	U.S. $ Value
Inland Valley CA Dev Agy
5.50%, 4/01/14 (Pre-refunded/ETM)	$1,320	$1,371,097
Lincoln CA CFD #2003-1
5.35%, 9/01/13 (Pre-refunded/ETM)	705	724,888
5.90%, 9/01/13 (Pre-refunded/ETM)	1,100	1,132,010
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series 2005A
5.00%, 12/01/13	1,145	1,159,393
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/23	4,025	4,476,122
Long Beach CA Harbor
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	18,992,299
Series 2010B
5.00%, 5/15/21	6,500	7,470,645
Long Beach CA USD GO
5.00%, 8/01/15-8/01/16	7,850	8,683,484
Series 2008A
5.00%, 8/01/18	9,845	11,465,881
Series A
5.00%, 8/01/25	1,000	1,110,500
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/23	5,000	5,622,800
Series 2008A
5.50%, 5/15/14-5/15/17	14,870	16,725,696
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	18,151,014
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	28,914,824
Los Angeles CA Dept W&P Pwr
Series 2012C
5.00%, 1/01/16	8,150	8,919,360
Series 2013A
5.00%, 7/01/21	1,505	1,792,922
Los Angeles CA Dept W&P Wtr
Series 2012C
5.00%, 7/01/23	1,540	1,803,740
Los Angeles CA Harbor Dept
5.00%, 8/01/23	2,500	2,856,250
Los Angeles CA USD GO
AMBAC Series 2006G
5.00%, 7/01/13	3,260	3,260,000
FGIC Series A-1
5.00%, 7/01/20-7/01/22	13,485	14,393,437
NPFGC Series A-2
5.00%, 7/01/20	11,000	11,767,140
Los Angeles CA Wstwtr Sys
Series 2012A
5.00%, 6/01/19	4,065	4,768,855
Series 2012C
5.00%, 6/01/23-6/01/25	11,335	12,958,952
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
5.00%, 7/01/21	2,000	2,287,300
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease)

	Principal Amount (000)	U.S. $ Value
NPFGC-RE Series 2006A
5.00%, 9/01/13	$5,265	$5,303,329
Los Angeles Cnty CA Santn Dist
Series 2013A
5.00%, 10/01/15 (b)	10,705	11,753,448
M-S-R Pub Pwr Agy CA
NPFGC Series 2007K
5.00%, 7/01/13	3,715	3,715,000
Mammoth CA USD GO
NPFGC
Zero Coupon, 8/01/21-8/01/22	2,100	1,507,720
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	8,754,592
Series 1993A
5.75%, 7/01/21 (Pre-refunded/ETM)	1,615	1,863,371
5.75%, 7/01/21	2,045	2,418,499
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,421,920
Oakland CA USD GO
NPFGC
5.00%, 8/01/13	1,335	1,339,179
Orange Cnty CA Pub Fin Auth (Orange Cnty CA Lease)
NPFGC
5.00%, 7/01/13	16,480	16,480,000
Orange Cnty CA Santn COP
5.00%, 2/01/18-2/01/19	9,155	10,627,003
Series 2009A
5.00%, 2/01/20	1,890	2,166,318
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,239,910
Port of Oakland CA
Series 2007C
5.00%, 11/01/18	1,900	2,151,161
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	17,948,627
Sacramento CA Fin Auth (Sacramento CA Lease)
Series 1993B
5.40%, 11/01/20	2,000	2,206,060
Sacramento CA Mun Util Dist
Series 2012Y
5.00%, 8/15/25	4,555	5,152,570
Series 2013C
5.00%, 8/15/14-8/15/16 (b)	4,835	5,187,519
Sacramento CA USD GO
Series 2011
5.00%, 7/01/24	4,945	5,454,731
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
AMBAC
5.50%, 12/01/21	1,175	1,422,032
Sacramento Regl Transit Dist CA
5.00%, 3/01/24	1,000	1,077,820
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)

	Principal Amount (000)	U.S. $ Value
Series 2009B
5.00%, 5/15/18-5/15/21	$35,520	$40,733,576
San Diego CA USD GO
Series 2004D
5.50%, 7/01/19	10,140	12,294,953
San Diego Cnty CA COP
AMBAC
5.00%, 2/01/15	2,000	2,128,480
San Diego Cnty CA Wtr Auth
Series 2008A
5.00%, 5/01/19-5/01/24	7,655	8,571,636
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.25%, 5/01/18	4,655	5,368,658
Series 2008-34E
5.00%, 5/01/16	1,345	1,489,050
Series 2009C-2
5.00%, 5/01/15-5/01/16	26,210	28,665,146
Series 2011C
5.00%, 5/01/21	3,900	4,443,348
Series 2011S
5.00%, 5/01/25	3,000	3,342,600
San Francisco City/Cnty CA GO (Clean & Safe Neighborhood Parks)
5.00%, 6/15/15	2,385	2,589,108
San Francisco City/Cnty CA Pub Util Wtr
Series 2009A
5.00%, 11/01/28	2,000	2,129,120
Series 2011A
5.00%, 11/01/25	11,320	12,658,364
Series 2013B
5.00%, 10/01/25	4,000	4,534,400
San Francisco City/Cnty CA Redev CFD #6 (Mission Bay South Public Imp)
5.00%, 8/01/19-8/01/24	3,855	4,084,824
San Ramon Vly USD CA GO
AGM
5.25%, 8/01/14 (Pre-refunded/ETM)	1,000	1,054,230
Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc)
NPFGC
5.375%, 9/01/17	560	560,526
Santa Rosa CA HSD GO
4.00%, 8/01/16	1,740	1,887,865
5.00%, 8/01/17	4,255	4,838,275
South Placer CA Wstwtr Auth
Series 2011C
5.00%, 11/01/19-11/01/20	5,520	6,457,285
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.00%, 7/01/22	4,000	4,618,640
Series 2010-1
5.00%, 7/01/25	8,235	9,210,600
Univ of California
Series 2007J
5.00%, 5/15/15 (Pre-refunded/ETM)	395	432,130
Series 2009Q
5.25%, 5/15/22	3,510	3,980,305
Series 2010U

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/24	$4,215	$4,759,578
Series 2012G
5.00%, 5/15/25	10,000	11,305,500
AGM Series 2007J
5.00%, 5/15/16	5,935	6,454,372

		823,435,145

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	110	109,879

Colorado - 0.4%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 1991D
7.75%, 11/15/13	90	92,435
Series 2011A
5.75%, 11/15/20	1,700	2,030,429
Denver CO Urban Renewal Auth (Stapleton)
Series 2013A
5.00%, 12/01/20	1,625	1,856,887

		3,979,751

Florida - 3.9%
Broward Cnty FL Sch Brd COP
Series 2011A
5.00%, 7/01/18	2,000	2,263,500
Citizens Ppty Ins Corp. FL
Series 2009A-1
6.00%, 6/01/16	13,160	14,704,589
Dupree Lakes CDD FL
6.83%, 11/01/15	135	133,801
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15-7/01/16	17,080	18,620,702
Lake Ashton II CDD FL
Series 2005B
4.875%, 11/01/10 (c)(d)	320	249,600
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,513,256
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,232,113
Miami-Dade Cnty FL Expressway
Series 2013A
5.00%, 7/01/21	1,280	1,477,478
New River CDD FL
Zero Coupon, 5/01/18 (c)	475	209,000
5.75%, 5/01/38 (c)(e)	605	266,200
Series 2006B
5.00%, 5/01/13 (c)(f)	405	4
Series 2010A1
5.75%, 5/01/38 (c)	240	195,269
Series 2010B1

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/15 (c)	$235	$227,431
Sterling Hill CDD FL
Series 2003B
5.50%, 11/01/10 (c)(g)	155	93,000

		42,185,943

Guam - 0.2%
Guam Wtrworks Auth
5.50%, 7/01/16	1,500	1,559,655

Illinois - 1.2%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	3,265,321
Cook Cnty IL GO
Series 2012C
5.00%, 11/15/25	3,955	4,385,146
Illinois GO
5.00%, 8/01/18	5,000	5,544,650

		13,195,117

Louisiana - 0.0%
Coves of The Highland CDD LA
5.60%, 11/01/13 (c)(d)(h)	3,200	0

New Jersey - 2.8%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 12/15/19-6/15/20	25,930	30,077,272

North Carolina - 0.2%
North Carolina Eastern Mun Pwr Agy
Series 2009 SER B
5.00%, 1/01/16	2,375	2,582,053

Ohio - 0.2%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (c)	2,210	1,510,756

Puerto Rico - 4.3%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	10,190	10,001,994
Series 2007TT
5.00%, 7/01/21	3,850	3,850,000
Series 2007V V
5.50%, 7/01/20	3,065	3,200,442
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	5,470	5,595,919
Series 2007A
5.50%, 7/01/18	2,650	2,730,322
Series 2012A
5.00%, 7/01/20	1,850	1,823,212
Puerto Rico Govt Dev Bank
NPFGC Series 2009
4.75%, 12/01/15	5,535	5,604,686

	Principal Amount (000)	U.S. $ Value
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007M
5.75%, 7/01/15	$2,570	$2,672,415
Series 2009P
6.00%, 7/01/20	1,415	1,461,638
Puerto Rico Sales Tax Fin Corp.
5.00%, 8/01/24	5,880	6,047,227
Series C
5.00%, 8/01/22	2,565	2,860,360

		45,848,215

Texas - 1.2%
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/21	1,180	1,286,224
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	10,290	11,775,464

		13,061,688

Total Long-Term Municipal Bonds (cost $953,037,179)		977,545,474

Short-Term Municipal Notes - 4.0%
California - 4.0%
California GO
0.03%, 5/01/34 (i)	16,700	16,700,000
0.04%, 5/01/34 (i)	20,000	20,000,000
Los Angeles CA Dept W&P Pwr
0.05%, 7/01/34 (i)	5,500	5,500,000
Series 2008A
0.05%, 7/01/35 (i)	500	500,000

Total Short-Term Municipal Notes (cost $42,700,000)		42,700,000

Total Municipal Obligations (cost $995,737,179)		1,020,245,474

CORPORATES - INVESTMENT GRADES - 3.0%
Financial Institutions - 2.0%
Banking - 2.0%
American Express Credit Corp.
1.75%, 6/12/15	5,914	5,994,247
Capital One Financial Corp.
2.125%, 7/15/14	1,543	1,561,083
2.15%, 3/23/15	2,000	2,031,514
JPMorgan Chase & Co.
1.875%, 3/20/15	6,345	6,419,325
Morgan Stanley
1.75%, 2/25/16	5,788	5,733,992

		21,740,161

Industrial - 1.0%
Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
6.50%, 11/15/13	2,445	2,496,144

	Principal Amount (000)	U.S. $ Value
Ford Motor Credit Co. LLC
7.00%, 4/15/15	$2,475	$2,683,175

		5,179,319

Technology - 0.5%
Hewlett-Packard Co.
6.125%, 3/01/14	5,273	5,451,539

		10,630,858

Total Corporates - Investment Grades (cost $32,174,171)		32,371,019

SHORT-TERM INVESTMENTS - 2.9%
Time Deposit - 2.9%
State Street Time Deposit
0.01%, 7/01/13 (cost $31,273,690)	31,274	31,273,690

Total Investments - 100.9% (cost $1,059,185,040) (j)		1,083,890,183
Other assets less liabilities - (0.9)%		(9,442,715)

Net Assets - 100.0%		$1,074,447,468

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of this security amounted to $3,909,480 or 0.4% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Non-income producing security.
(g)	Defaulted.
(h)	Fair valued by the Adviser.
(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(j)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,036,900 and gross unrealized depreciation of investments was $(18,331,757), resulting in net unrealized appreciation of $24,705,143.

As of June 30, 2013, the Fund held 10.9% of net assets in insured bonds (of this amount 3.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority

CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HSD	-	High School District
IDA	-	Industrial Development Authority/Agency
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$966,209,544		$11,335,930	^	$977,545,474
Short-Term Municipal Notes		– 0	–	42,700,000		– 0	–	42,700,000
Corporates - Investment Grades		– 0	–	32,371,019		– 0	–	32,371,019
Short-Term Investments		– 0	–	31,273,690		– 0	–	31,273,690

Total Investments in Securities		– 0	–	1,072,554,253		11,335,930		1,083,890,183
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,072,554,253		$11,335,930		$1,083,890,183

^	The Portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/12	$23,189,725		$23,189,725
Accrued discounts/(premiums)	180,590		180,590
Realized gain (loss)	7,400		7,400
Change in unrealized appreciation/depreciation	46,720		46,720
Purchases	1,970,895		1,970,895
Sales	(14,059,400)		(14,059,400)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13	$11,335,930		$11,335,930

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$117,790		$117,790

^	The Portfolio held a security with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$11,335,930	Third Party Vendor	Evaluated Quotes	$0.00 - $103.87/$85.43
	$0.00	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.0%
Long-Term Municipal Bonds - 98.0%
New York - 77.1%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,631,921
Albany Cnty NY GO
Series 2012B
5.00%, 11/01/15	1,085	1,193,858
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/23	5,925	6,776,304
Erie Cnty NY IDA
AGM
5.00%, 5/01/14 (Pre-refunded/ETM)	1,120	1,164,531
5.75%, 5/01/14 (Pre-refunded/ETM)	1,520	1,589,859
Erie Cnty NY IDA (Buffalo NY SD)
5.00%, 5/01/22	5,800	6,642,914
AGM Series 2008A
5.00%, 5/01/16	1,210	1,343,887
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	6,450	6,950,327
NPFGC Series 2006F
5.00%, 5/01/15-5/01/16	24,690	26,910,648
Metropolitan Trnsp Auth NY
Series 2006B
5.00%, 11/15/16-11/15/17	6,645	7,439,647
Series 2010D
5.25%, 11/15/24	10,755	11,923,208
Series 2010G
5.00%, 11/15/21	9,305	10,461,053
5.25%, 11/15/22-11/15/26	33,880	37,695,950
Series 2011C
5.00%, 11/15/24	2,890	3,166,804
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	13,038,503
AGM Series 2002B
0.385%, 11/01/22 (a)(b)	16,700	16,015,734
AMBAC Series 1997B
5.00%, 7/29/13 (Pre-refunded/ETM)	535	536,573
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/24-11/15/25	29,890	33,619,368
NPFGC-RE Series 2004A
5.25%, 11/15/15-11/15/16	13,150	14,811,145
Nassau Cnty NY GO
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,710,382
Series 2012A
5.00%, 4/01/14-4/01/15	11,075	11,660,504
Series 2013A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/18-4/01/20	$8,660	$9,893,472
NPFGC-RE Series 1997A
6.00%, 7/01/13	1,000	1,000,000
Nassau Cnty NY Interim Fin Auth
AMBAC Series 2003B
5.00%, 11/15/13 (Pre-refunded/ETM)	3,595	3,659,027
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
AMBAC Series 2004H
5.25%, 11/15/13	1,745	1,777,352
New York NY GO
5.00%, 3/01/16-10/01/24	11,820	13,056,329
5.25%, 9/01/16	10,000	11,295,700
Series 1993E
5.00%, 8/01/23	6,855	7,821,281
Series 2002C
5.50%, 8/01/13-8/01/14	565	567,141
Series 2003A
5.25%, 8/01/13 (Pre-refunded/ETM)	715	717,781
5.25%, 8/01/17	4,990	5,007,565
Series 2005F-1
5.25%, 9/01/14	6,400	6,765,376
Series 2007A-1
5.00%, 8/01/18	4,570	5,202,305
Series 2007C
5.00%, 1/01/16	4,410	4,853,867
Series 2011A
5.00%, 8/01/26	14,275	15,950,885
Series 2012I
5.00%, 8/01/16	12,545	14,041,744
Series 2013D
5.00%, 8/01/19	7,165	8,447,678
Series 2013F
5.00%, 3/01/17	2,675	3,035,938
Series 2013I
5.00%, 8/01/20	18,775	22,041,474
Series E
5.00%, 8/01/16	5,500	6,156,205
Series G
5.25%, 8/01/15	1,510	1,551,419
AGM
5.25%, 8/01/14	1,750	1,842,943
NPFGC Series 2004I
5.00%, 8/01/14 (Pre-refunded/ETM)	10	10,515
5.00%, 8/01/16	2,340	2,448,880
New York NY Hlth & Hosp Corp.
Series 2008A
5.00%, 2/15/14	3,180	3,270,598
New York NY Mun Wtr Fin Auth
5.00%, 6/15/21-6/15/26	15,960	17,950,120
Series 2006BB
5.00%, 6/15/19-6/15/20	18,985	20,986,974
Series 2008AA
5.00%, 6/15/19-6/15/22	14,580	16,658,701
Series 2010FF
5.00%, 6/15/25	24,730	28,160,793
New York NY Tfa Bldg Aid
Series 2011 S-1A
5.00%, 7/15/25	4,420	4,949,693

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/15 (Pre-refunded/ETM)	$2,900	$3,094,068
5.00%, 1/01/15 (Pre-refunded/ETM)	1,550	1,654,920
New York NY Trnsl Fin Auth
5.00%, 11/01/15-2/01/24	19,955	22,512,735
5.25%, 8/01/14 (Pre-refunded/ETM)	1,300	1,369,771
Series 2004D-1
5.00%, 11/01/15	4,495	4,663,787
Series 2005A-1
5.00%, 11/01/13	10,795	10,965,345
Series 2006A
5.00%, 8/01/13	25	25,098
Series 2007B
5.00%, 11/01/15 (Pre-refunded/ETM)	1,145	1,262,122
Series 2011A-1
5.00%, 11/01/23	15,315	17,777,039
Series 2012B
5.00%, 11/01/16-11/01/24	14,330	16,482,779
Series 2012D
5.00%, 11/01/21-11/01/23	34,790	40,925,790
Series 2012E
5.00%, 11/01/15-2/01/26	12,525	14,318,933
Series 2012E-1
5.00%, 2/01/25	1,540	1,756,385
Series 20131
5.00%, 11/01/18	5,765	6,701,236
Series 2013H
3.00%, 11/01/14	2,260	2,341,111
NPFGC
5.25%, 2/01/20	115	115,388
NPFGC Series 2003E
5.25%, 2/01/21	35	35,118
NPFGC-RE
5.50%, 11/01/13	540	542,047
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
Series 2008C
5.75%, 12/01/16	22,830	25,978,942
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/21	4,745	5,467,094
New York St Dormitory Auth
NPFGC
5.20%, 7/29/13 (Pre-refunded/ETM)	1,000	1,113,150
New York St Dormitory Auth (Brookdale Hospital Med Ctr)
NPFGC
5.20%, 2/15/14	1,140	1,143,762
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	12,951,212
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,075	1,117,774
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,548,850
New York St Dormitory Auth (Mt Sinai School of Medicine)

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/19	$4,390	$4,960,920
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/15-2/15/16	26,330	28,685,473
AGM
5.00%, 2/15/16	3,830	4,222,575
New York St Dormitory Auth (New York St Lease Secured Hosp)
4.00%, 2/15/14-8/15/15	7,075	7,321,174
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/22	6,050	6,959,799
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/16-2/15/19	43,745	49,841,225
Series 2008 A
5.00%, 3/15/20	4,750	5,383,793
Series 2009D
5.00%, 6/15/18-6/15/20	9,230	10,701,901
Series 2012A
5.00%, 12/15/21-12/15/23	18,575	21,672,587
Series 2012B
5.00%, 3/15/22	3,885	4,544,013
Series 2012D
5.00%, 2/15/22-2/15/25	22,135	25,463,020
Series G
5.00%, 3/15/17-3/15/18	15,885	18,166,082
AMBAC
5.00%, 3/15/15	1,760	1,893,883
New York St Dormitory Auth (New York Univ)
NPFGC Series 1998A
6.00%, 7/01/18	1,000	1,199,750
New York St Dormitory Auth (State Univ of New York)
Series 2011A
5.00%, 7/01/24	3,125	3,554,438
New York St Dormitory Auth (Wyckoff Heights Medical Ctr)
NPFGC
5.20%, 2/15/16	5,820	5,837,809
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010C
0.531%, 4/01/34 (a)(b)	17,725	16,533,951
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/14-6/15/25	25,030	26,076,574
Series 2009A
5.25%, 6/15/24	7,300	8,399,015
New York St Envrn Fac Corp. (New York St Pers Income Tax)
NPFGC-RE Series 2004A
5.00%, 12/15/23	1,060	1,125,953
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	1,980	20

	Principal Amount (000)	U.S. $ Value
New York St Loc Gov Asst Corp.
5.00%, 4/01/18-4/01/20	$22,670	$26,089,821
New York St Pwr Auth
NPFGC Series 2007C
5.00%, 11/15/16	6,245	7,076,584
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/15 (Pre-refunded/ETM)	895	961,973
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/16	10,950	12,036,730
Series 2010A
5.00%, 3/15/25	5,425	6,205,766
AGM Series 2005A
5.00%, 3/15/18	1,035	1,108,423
AMBAC
5.00%, 3/15/15	10,170	10,940,072
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
5.00%, 4/01/17	21,620	24,576,319
Series 2012A
5.00%, 4/01/25	18,980	21,428,040
AGM Series 5B
5.00%, 4/01/14	10,000	10,353,000
AMBAC
5.25%, 4/01/14	3,190	3,308,540
AMBAC Series 2005B
5.50%, 4/01/20	5,700	6,852,996
NPFGC Series 2004A
5.25%, 4/01/14	4,475	4,641,291
NPFGC Series 2005A
5.00%, 4/01/24	1,060	1,116,657
NPFGC-RE Series B
5.00%, 4/01/16	10,335	11,305,767
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/25	5,155	5,787,415
AMBAC Series 2005F
5.00%, 1/01/14	7,210	7,378,786
New York St UDC (New York St Lease Svc Contract)
Series 2008B
5.00%, 1/01/19	3,525	4,036,090
New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/16	2,045	2,269,868
AMBAC Series 2005A-1
5.00%, 12/15/20	6,265	6,895,635
Port Authority of NY & NJ
3.00%, 10/01/14	7,705	7,956,337
5.00%, 9/15/24	2,000	2,222,240
NPFGC-RE
5.00%, 12/01/19	15,290	16,264,126
XLCA
5.00%, 10/01/19	3,790	4,122,800
XLCA
5.00%, 10/01/17	6,425	7,018,156

	Principal Amount (000)	U.S. $ Value
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	$2,500	$2,434,925
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/16-7/01/17	2,900	3,217,316
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2011B
5.00%, 6/01/14	12,365	12,893,356
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,665	2,848,698
Triborough Brdg & Tunl Auth NY
Series 1992Y
5.50%, 1/01/17 (Pre-refunded/ETM)	6,790	7,416,242
Series 2002B
5.25%, 11/15/13	8,380	8,534,108
Series 2008A
5.00%, 5/15/18 (Pre-refunded/ETM)	2,150	2,521,714
5.00%, 11/15/18	6,990	8,207,448
Series 2008C
5.00%, 11/15/15-11/15/16	8,500	9,515,565
Series 2008D
5.00%, 11/15/15-11/15/16	22,595	25,267,259
Series 2011A
5.00%, 1/01/27	7,000	7,760,340
Series 2012B
5.00%, 11/15/19-11/15/23	28,005	32,673,582
NPFGC Series 1998A
5.125%, 7/29/13 (Pre-refunded/ETM)	8,165	8,186,311
NPFGC Series 2002B
5.25%, 11/15/15	3,145	3,487,333
Troy Res Corp. (Rensselaer Polytechnic Institute.)
5.00%, 9/01/16-9/01/21	7,490	8,330,514
Series 2010B
5.00%, 9/01/17-9/01/18	9,100	10,300,176
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	975	804,014
Yonkers NY GO
Series 2011A
5.00%, 10/01/14-10/01/17	6,880	7,503,894
NPFGC Series 2005A
5.00%, 8/01/14	5,305	5,545,953

		1,296,466,479

Alabama - 0.8%
Alabama Pub Sch & Clg Auth
Series 2009B
5.00%, 5/01/18	11,055	12,677,985

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	145	144,840

	Principal Amount (000)	U.S. $ Value
California - 2.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/18-7/01/20	$27,975	$32,507,732
5.25%, 7/01/21	5,000	5,849,000
Golden St Tobacco Sec CA (California Tobacco Sec/st App)
Series 2013A
5.00%, 6/01/19	1,195	1,336,584
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009E
5.00%, 5/01/21	1,280	1,464,448

		41,157,764

Colorado - 0.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 1991D
7.75%, 11/15/13	175	179,734
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (d)	2,765	1,382,500

		1,562,234

District of Columbia - 0.4%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/19-10/01/21	5,795	6,639,098

Florida - 5.8%
Citizens Ppty Ins Corp. FL
Series 2009A-1
6.00%, 6/01/16	32,725	36,565,933
Series 2010A-1
5.00%, 6/01/16	7,230	7,902,607
Dupree Lakes CDD FL
6.83%, 11/01/15	190	188,313
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (c)(d)	2,060	1,632,426
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	16,355	18,886,427
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	13,660	14,677,124
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (c)(d)	955	286,500
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/16-10/01/17	4,805	5,370,141
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	115	123,166

	Principal Amount (000)	U.S. $ Value
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	$3,300	$3,455,727
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
5.75%, 10/01/20	1,680	1,988,448
Midtown Miami CDD FL
Series 2004A
6.00%, 5/01/24	1,095	1,114,381
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (d)	80	83,046
Series 2010A-2
6.125%, 5/01/35 (d)	195	195,000
Series 2010B
5.125%, 5/01/17 (d)	410	410,000
Series 4B
5.125%, 5/01/09 (d)(e)(f)	185	0
Parkway Center CDD FL
Series 2004B
5.625%, 5/01/14	1,300	1,245,634
Polk Cnty FL SD Sales Tax AGM
5.00%, 10/01/16	2,665	2,919,268
Sterling Hill CDD FL
Series 2003B
5.50%, 11/01/10 (d)(g)	160	96,000

		97,140,141

Georgia - 0.5%
Main Street Nat Gas, Inc. (JPMorgan Chase)
Series A
5.00%, 3/15/17	6,975	7,592,497

Guam - 0.1%
Guam COP
Series 2010A
6.00%, 12/01/20	1,625	1,684,816

Illinois - 1.3%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	775	734,010
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (c)(d)	1,307	392,100
Cortland IL SSA #10
5.125%, 3/01/14 (c)(d)	2,545	1,145,250
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	1,250	1,252,463
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	1,390	1,392,502
Illinois GO

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/15	$15,000	$16,143,600

		21,059,925

Indiana - 0.7%
Indiana Bond Bank Gas (JPMorgan Chase)
Series 2007A
5.25%, 10/15/18-10/15/21	10,745	12,023,565

Louisiana - 0.1%
Isabella Lakes CDD LA
6.00%, 8/01/22 (c)(d)	1,515	454,500
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14 (c)(d)	1,155	386,879
Whispering Springs CDD LA
5.20%, 10/01/21 (c)(d)	1,500	270,000

		1,111,379

Michigan - 0.2%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/22	2,985	3,045,685

Nevada - 0.5%
Clark Cnty NV Arpt (McCarran Airport)
AGM Series 2009C
5.00%, 7/01/23	7,400	8,279,638

New Jersey - 0.1%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2011A
5.00%, 6/15/21	2,195	2,531,932

North Carolina - 0.1%
North Carolina Eastern Mun Pwr Agy
Series 2009B
5.00%, 1/01/15	1,475	1,572,320

Ohio - 0.1%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (d)	1,230	840,828

Pennsylvania - 1.1%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/16-9/01/21	14,925	16,354,964
5.25%, 9/01/23	2,305	2,535,454

		18,890,418

Puerto Rico - 4.8%
Puerto Rico Elec Pwr Auth
Series 2008WW
5.50%, 7/01/18-7/01/19	11,470	12,025,898
Series 2010AAA

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/21	$8,575	$8,700,195
Series 2010ZZ
5.25%, 7/01/22	7,900	7,894,391
NPFGC Series 2002KK
5.50%, 7/01/16	3,695	3,894,752
Puerto Rico GO
Series 2003A
5.00%, 7/01/13	2,005	2,005,000
Series 2008A
5.00%, 7/01/13	2,975	2,975,000
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/13-12/01/14	5,600	5,712,841
NPFGC Series 2009
4.75%, 12/01/15	7,460	7,553,922
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
Zero Coupon, 7/01/28 (b)	1,090	774,096
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007M
5.75%, 7/01/15	4,245	4,414,163
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/22	23,245	25,357,738

		81,307,996

Tennessee - 1.1%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	17,375	18,748,146

Texas - 0.0%
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	10	10,323

Washington - 0.7%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	12,457,656

		1,646,945,665

Total Municipal Obligations (cost $1,605,053,575)		1,646,945,665

CORPORATES - INVESTMENT GRADES - 0.7%
Financial Institutions - 0.3%
Banking - 0.1%
Capital One Financial Corp.
2.15%, 3/23/15	1,500	1,523,636

Finance - 0.2%
General Electric Capital Corp.
1.625%, 7/02/15	4,304	4,354,309

		$5,877,945

	Principal Amount (000)	U.S. $ Value
Industrial - 0.4%
Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	$4,040	4,379,808
Technology - 0.1%
Hewlett-Packard Co.
6.125%, 3/01/14	2,173	2,246,576

		6,626,384

Total Corporates - Investment Grades (cost $12,387,982)		12,504,329

SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit
0.01%, 7/01/13 (cost $7,706,378)	7,706	7,706,378

Total Investments - 99.2% (cost $1,625,147,935) (h)		1,667,156,372
Other assets less liabilities - 0.8%		14,076,841

Net Assets - 100.0%		$1,681,233,213

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2013 and the aggregate market value of these securities amounted to $32,549,685 or 1.94% of net assets.
(b)	Variable rate coupon, rate shown as of June 30, 2013.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	Defaulted.
(h)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,278,023 and gross unrealized depreciation of investments was $(28,269,586), resulting in net unrealized appreciation of $42,008,437.

As of June 30, 2013, the Fund held 15.9% of net assets in insured bonds (of this amount 6.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company

SD	-	School District
SSA	-	Special Services Area
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note 1 above. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,628,619,563		$18,326,102	^	$1,646,945,665
Corporates - Investment Grades		– 0	–	12,504,329		– 0	–	12,504,329
Short-Term Investments		– 0	–	7,706,378		– 0	–	7,706,378

Total Investments in Securities		– 0	–	1,648,830,270		18,326,102		1,667,156,372
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$1,648,830,270		$18,326,102		$1,667,156,372

^	The Portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between the levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/12	$50,438,308		$50,438,308
Accrued discounts/(premiums)	(161,181)		(161,181)
Realized gain (loss)	115,952		115,952
Change in unrealized appreciation/depreciation	(977,743)		(977,743)
Purchases	35,834		35,834
Sales	(33,808,090)		(33,808,090)
Transfers in to Level 3	2,683,022		2,683,022
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13++	$18,326,102		$18,326,102

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(427,075)		$(427,075)

^	The Portfolio held a security with zero market value at period end.
++	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$18,326,102	Third Party Vendor	Evaluated Quotes	$0.00 - $110.23/$82.40
	$0.00	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.- Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 92.2%
Long-Term Municipal Bonds - 92.2%
Alabama - 2.8%
Alabama Fed Hwy Fin Auth (Alabama Federal Highway Grant)
5.00%, 9/01/23-9/01/24	$38,230	$43,036,705
Alabama Pub Sch & Clg Auth
Series 2009A
5.00%, 5/01/17	34,415	39,057,584
Series 2009B
5.00%, 5/01/16-5/01/17	33,390	37,308,031
Birmingham AL Arpt Auth (Birmingham-Shuttlesworth Intl Arpt)
AGM
6.00%, 7/01/21-7/01/22	10,070	12,107,062
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	15,310,616

		146,819,998

Arizona - 1.9%
Arizona Brd of Regents (Univ of Arizona Cop)
Series 2012C
5.00%, 6/01/25	2,365	2,588,989
Arizona School Fac Brd COP
NPFGC-RE Series A-1
5.00%, 9/01/15	1,765	1,915,149
Arizona Tourism & Sports Auth
5.00%, 7/01/13 (Pre-refunded/ETM)	2,315	2,315,000
5.00%, 7/01/13 (Pre-refunded/ETM)	1,500	1,500,000
Arizona Trans Brd Fed Hwy Grant
Series 2009A
5.00%, 7/01/15	16,810	18,260,199
Arizona Trnsp Brd Hwy
5.00%, 7/01/15	8,480	9,215,046
Series 2011A
5.00%, 7/01/24-7/01/25	17,160	19,571,891
Maricopa Cnty AZ IDA MFHR (Steeplechase Apts)
Series 2002B
6.25%, 12/01/20	1,250	1,256,613
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2010A
5.00%, 7/01/20-7/01/21	7,225	8,351,787
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	21,612,373
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
AMBAC
5.00%, 7/01/14	5,000	5,232,650
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC
5.00%, 7/01/14	5,000	5,232,650
Pima Cnty AZ IDA (Global Water Resources)

	Principal Amount (000)	U.S. $ Value
5.45%, 12/01/17	$1,795	$1,853,786
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	330	329,637
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,584,554

		100,820,324

California - 7.2%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17-5/01/19	200,935	234,803,287
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/19-7/01/20	22,440	26,331,890
5.25%, 7/01/21	2,735	3,199,403
California GO
5.00%, 8/01/14-5/01/17	33,740	36,331,142
Series 2008
5.00%, 4/01/18	5,000	5,753,850
Series 2009
5.25%, 10/01/20	5,085	5,917,364
Fremont CA USD GO
AGM Series B
5.00%, 8/01/15 (Pre-refunded/ETM)	1,000	1,092,460
Fresno CA USD GO
NPFGC Series 2002A
6.00%, 2/01/20	3,255	3,837,026
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/22-5/15/23	24,415	27,526,428
Sacramento CA Fin Auth (Sacramento CA Lease)
Series 1993B
5.40%, 11/01/20	1,000	1,103,030
Sacramento CA Mun Util Dist
NPFGC Series 1993G
6.50%, 9/01/13	285	287,839
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	11,890,655
Series 2011C
5.00%, 5/01/22	5,795	6,477,941
NPFGC-RE Series 200632F
5.25%, 5/01/18	3,700	4,321,193
Vernon CA Elec Sys
Series A
5.25%, 8/01/14	12,160	12,629,498

		381,503,006

Colorado - 1.9%
Broomfield CO COP
5.00%, 12/01/16-12/01/20	13,735	15,577,413
Colorado DOT

	Principal Amount (000)	U.S. $ Value
NPFGC Series 2002B
5.50%, 6/15/14	$6,855	$7,198,298
Colorado Met Wstwtr Reclaim Dist
Series 2012A
5.00%, 4/01/23	3,435	4,026,129
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2008A1
5.25%, 11/15/13	11,305	11,507,360
Series 2010A
5.00%, 11/15/21-11/15/23	19,630	22,438,914
Series 2011A
5.50%, 11/15/19	2,140	2,532,219
Series 2011B
4.00%, 11/15/14	6,640	6,943,979
Series 2012A
5.00%, 11/15/22-11/15/24	6,605	7,203,200
Mun Subdist No CO Wtr Conserv Dist
AMBAC Series 2007J
5.00%, 12/01/13	7,295	7,425,362
PV Wtr & San Met Dist CO
Zero Coupon, 12/15/17 (a)(b)	13,168	4,608,800
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 1/15/21	2,800	3,100,272
5.25%, 1/15/24-7/15/24	7,745	8,532,744
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (a)(b)	1,852	926,072

		102,020,762

District of Columbia - 0.7%
District of Columbia GO
AGM Series 2007C
5.00%, 6/01/14 (Pre-refunded/ETM)	5,790	6,040,649
District of Columbia Wtr & Swr Auth
AGM
6.00%, 10/01/16	1,635	1,881,705
Metro Washington Arpt Auth VA
Series 2008A
5.50%, 10/01/14-10/01/18	11,050	12,464,449
Series 2010B
5.00%, 10/01/13	3,325	3,363,071
Series 2010F-1
5.00%, 10/01/20	11,905	13,951,589
NPFGC Series 2005A
5.25%, 10/01/15	1,715	1,871,923

		39,573,386

Florida - 6.7%
Brevard County FL Sch Brd COP
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	17,462,051
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt FL)
Series 2012Q
5.00%, 10/01/23	5,000	5,685,050
Broward Cnty FL Sch Brd COP

	Principal Amount (000)	U.S. $ Value
NPFGC-RE Series 2007A
5.00%, 7/01/13-7/01/14	7,190	7,318,268
Broward Cnty FL Wtr & Swr Sys
Series 2012B
5.00%, 10/01/23	4,945	5,790,348
Citizens Ppty Ins Corp. FL
Series 2012A
5.00%, 6/01/22	6,780	7,487,018
Series 2012A-1
5.00%, 6/01/19-6/01/21	23,785	26,561,040
NPFGC Series A
5.00%, 3/01/14-3/01/16	103,695	111,616,110
Collier Cnty FL Sch Brd COP
AGM
5.00%, 2/15/16	5,000	5,431,200
Dupree Lakes CDD FL
6.83%, 11/01/15	110	109,023
Durbin Crossing CDD FL
Series 20061
5.25%, 11/01/15 (a)(b)	985	780,553
Florida Brd of Ed GO
9.125%, 6/01/14 (Pre-refunded/ETM)	130	140,443
Florida Brd of Ed GO (Florida GO)
Series 2005A
5.00%, 1/01/16	5,000	5,350,650
Series 2013A
5.00%, 6/01/15	11,765	12,744,789
Florida Dept Envrn Protn FL Forever
NPFGC-RE Series 2003A
5.00%, 7/01/13 (Pre-refunded/ETM)	3,500	3,535,000
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2012A
5.00%, 7/01/22	10,225	11,765,703
AMBAC Series 2007A
5.00%, 7/01/13-7/01/15	16,920	17,596,934
NPFGC Series 2007B
5.00%, 7/01/15	6,095	6,591,621
Florida GO
5.00%, 7/01/18-7/01/19	10,935	12,714,987
Series 2009B
5.00%, 7/01/17	3,245	3,710,885
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	20,000	20,000,000
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (a)(b)	3,545	1,063,500
Jacksonville FL Elec Auth
Series 2009B
5.00%, 4/01/14 (Pre-refunded/ETM)	1,810	1,873,622
5.00%, 10/01/15	3,970	4,096,484
Series 2009G
5.00%, 10/01/19	2,695	3,153,500

	Principal Amount (000)	U.S. $ Value
Lake Ashton II CDD FL
Series 2005B
4.875%, 11/01/10 (a)(b)	$885	$690,300
Series 2006B
5.00%, 11/01/11 (a)(b)	6,810	2,247,300
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,742,917
5.625%, 10/01/25	2,550	2,855,286
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	525	562,280
Martin Cnty FL IDA (Indiantown Cogen LP Proj)
4.20%, 12/15/25	11,765	11,035,335
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	7,319,858
Miami-Dade Cnty FL SD GO
NPFGC Series 1997
5.00%, 2/15/15	2,455	2,626,457
Midtown Miami CDD FL
Series 2004A
6.00%, 5/01/24	3,330	3,388,941
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (a)	235	243,946
Series 2010A-2
6.125%, 5/01/35 (a)	525	525,000
Series 2010B
5.125%, 5/01/17 (a)	1,095	1,095,000
Series 4B
5.125%, 5/01/09 (a)(c)(d)	510	0
Parkway Center CDD FL
Series 2004B
5.625%, 5/01/14	2,805	2,687,695
Sarasota County FL Sch Brd COP
Series 2010B
5.00%, 7/01/18	2,350	2,722,264
Sunrise FL Util Sys
AMBAC
5.50%, 10/01/13 (Pre-refunded/ETM)	2,445	2,476,272
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	2,050	2,366,828
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	3,895	4,396,325
Villages of Westport CDD FL
Series 2005A
5.125%, 5/01/15 (a)(b)	865	432,500

		354,993,283

Georgia - 3.2%
Athens-Clarke Cnty GA GO
4.00%, 12/01/16	1,410	1,552,495

	Principal Amount (000)	U.S. $ Value
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010C
5.00%, 1/01/18-1/01/19	$9,260	$10,582,436
5.25%, 1/01/20	6,500	7,556,965
5.50%, 1/01/21	7,500	8,843,775
5.75%, 1/01/22-1/01/23	20,000	23,467,920
5.875%, 1/01/24	2,925	3,442,725
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	25,718,434
Gainesville GA Redev Auth (Gainesville GA GO)
AGC Series 2009B
5.00%, 11/15/13	1,550	1,572,041
Georgia Mun Elec Auth
Series 2010B
5.00%, 1/01/16-1/01/20	43,950	50,592,149
AGM Series 2002A
5.25%, 1/01/14	4,230	4,331,858
NPFGC Series 1998A
5.25%, 1/01/14	3,625	3,711,384
Main Street Nat Gas, Inc. (JPMorgan Chase)
Series 2006A
5.00%, 3/15/18	1,960	2,150,394
Series A
5.00%, 3/15/16-3/15/17	14,900	16,101,257
Metro Atlanta Rapid Tran Auth GA
NPFGC-RE Series 2005A
5.00%, 7/01/13	9,820	9,820,000

		169,443,833

Guam - 0.1%
Guam GO
Series 2009A
5.75%, 11/15/14	1,735	1,772,771
Guam Wtrworks Auth
Series 05
5.00%, 7/01/13	1,345	1,345,000

		3,117,771

Hawaii - 0.5%
Honolulu HI Wstwtr Sys
Series 2009A
5.00%, 7/01/21-7/01/22	6,900	7,794,355
Series 2010A
5.00%, 7/01/24	16,500	18,501,780

		26,296,135

Illinois - 3.9%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	1,550	1,468,021
Chicago IL GO
AGM Series 2004A
5.00%, 1/01/14 (Pre-refunded/ETM)	5,555	5,684,765
5.00%, 1/01/23	2,605	2,650,796

	Principal Amount (000)	U.S. $ Value
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	$6,060	$6,503,653
Chicago IL Sales Tax
AGM
5.00%, 1/01/16	5,000	5,435,500
Chicago IL Wstwtr Trnsmn
NPFGC Series 2004B
5.25%, 1/01/15	4,225	4,515,553
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (a)(b)	5,078	1,523,400
Du Page Cnty IL GO
5.60%, 1/01/21	8,655	9,759,983
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	2,865	3,150,125
Illinois Dev Fin Auth (Adventist Health Sys/Sunbelt)
NPFGC Series 1997B
Zero Coupon, 1/01/19 (e)	5,730	6,063,601
Illinois Finance Auth (Northwestern Univ)
Series 2011B
1.75%, 12/01/34	2,365	2,389,407
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	2,095	2,098,771
Illinois GO
5.00%, 7/01/19-7/01/20 (f)	12,055	13,384,961
Series 2006A
5.00%, 6/01/15	4,875	5,215,275
Series 2010
5.00%, 1/01/17-1/01/19	43,205	47,466,117
AGM
5.00%, 9/01/14 (Pre-refunded/ETM)	5,550	5,852,752
AGM Series 2003A
5.25%, 10/01/13	7,785	7,876,318
AMBAC
5.00%, 4/01/14-11/01/14	7,230	7,523,348
AMBAC Series 2004B
5.00%, 3/01/14	8,080	8,319,087
NPFGC Series 2004B
5.00%, 3/01/14 (Pre-refunded/ETM)	5,000	5,156,100
Matteson IL GO
8.00%, 12/01/29 (g)	19,775	15,460,886
Metro Pier & Expo Auth IL Spl Tax
Series 2012B
5.00%, 12/15/20-12/15/26	17,100	19,574,436
Regional Trnsp Auth IL Sales Tax
NPFGC Series 2006A
5.00%, 7/01/16	5,285	5,864,077
NPFGC-RE Series 1994C
7.75%, 6/01/20	1,005	1,188,312
NPFGC-RE Series 2001B
5.50%, 6/01/17	1,025	1,171,350
Will & Kendall Cnty CSD #202 IL GO
NPFGC-RE Series 2007A

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/14-1/01/16	$8,780	$9,373,603

		204,670,197

Indiana - 0.4%
Indiana Finance Auth (Indiana Srf)
5.00%, 2/01/26	3,550	3,964,214
Indianapolis IN Gas Util
AGC Series 2008A
5.00%, 8/15/30	7,905	7,941,205
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	6,450	7,019,793

		18,925,212

Kansas - 0.2%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
AMBAC Series 2004
5.65%, 9/01/13-9/01/14	12,200	12,446,055

Kentucky - 0.2%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)
NPFGC Series 2007
5.00%, 9/01/16	5,000	5,604,100
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
NPFGC-RE
5.00%, 3/01/14	2,745	2,830,315

		8,434,415

Louisiana - 1.9%
Coves of The Highland CDD LA
5.60%, 11/01/13 (a)(b)(c)	4,025	0
Ernest Morial New Orleans Exhib Hall LA
AMBAC Series 2003A
5.25%, 7/15/13 (Pre-refunded/ETM)	3,450	3,455,796
Lafayette LA Util
5.00%, 11/01/21-11/01/22	7,720	9,036,190
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17 (a)(b)	9,814	3,827,460
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,895	22,813,933
Louisiana Citizens Ppty Ins Corp.
AMBAC Series 2006B
5.25%, 6/01/14	1,770	1,839,030
Louisiana Gas & Fuels Tax
Series 2012A-1
5.00%, 5/01/26	6,770	7,529,729
Louisiana GO
AGM Series 2006C
5.00%, 5/01/14	6,585	6,844,581
Louisiana Loc Govt Envrn Fac & CDA (Lctcs Fac Corp. Proj)
5.00%, 10/01/21-10/01/25	16,135	18,284,898

	Principal Amount (000)	U.S. $ Value
Louisiana St Office Facs Corp. (Louisiana Lease St Off Bldg)
5.00%, 3/01/16-3/01/17	$7,785	$8,660,655
Series 2009
5.00%, 3/01/18	1,575	1,793,279
Morehouse Parish LA PCR (International Paper Co.)
Series 2001A
5.25%, 11/15/13	7,340	7,460,670
New Orleans LA GO
NPFGC
5.25%, 12/01/20	5,845	6,258,417
Orange Grove CDD LA
5.30%, 11/01/21 (a)(b)	1,695	537,315
Terrebonne Parish LA Wtrwks
AMBAC Series 2003A
5.25%, 11/01/23	2,000	2,033,440

		100,375,393

Maryland - 0.1%
Anne Arundel Cnty MD GO
5.00%, 4/01/20	4,415	5,216,102

Massachusetts - 2.4%
Massachusetts GO
Series 2013B
5.00%, 8/01/17-8/01/20 (f)	69,345	80,588,577
AGM Series 2006C
Zero Coupon, 11/01/19 (e)	1,815	1,870,049
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008E-2
5.00%, 7/01/14	10,965	11,412,372
Series E2
5.00%, 7/01/15-7/01/17	8,515	9,313,944
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1991N
6.25%, 4/01/20	2,820	3,595,049
Massachusetts Wtr Poll Abatmnt
Series B
5.25%, 8/01/14	40	41,048
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
AMBAC Series 20052
5.00%, 11/01/18	18,795	20,438,435

		127,259,474

Michigan - 3.7%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	21,431,546
Michigan Bldg Auth (Michigan Lease Fac Prog)
Series 2009I
5.00%, 10/15/13-10/15/15	19,995	20,985,297
NPFGC Series 2004
5.375%, 10/01/13	1,900	1,920,729

	Principal Amount (000)	U.S. $ Value
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/16	$93,985	$105,284,817
Michigan Pub Pwr Agy (Belle River Proj)
NPFGC Series 2002A
5.25%, 1/01/14	3,380	3,461,221
Michigan Trunk Line Spl Tax
5.00%, 11/01/19-11/01/20	10,000	11,594,800
Series 2009
5.00%, 11/01/23	1,510	1,681,898
AGM Series B
5.00%, 9/01/13	2,055	2,071,029
NPFGC-RE
5.25%, 11/01/13	5,000	5,082,500
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010C
5.00%, 12/01/17	5,000	5,753,450
Wayne State Univ MI
Series 2009A
5.00%, 11/15/21-11/15/23	14,100	15,919,995

		195,187,282

Minnesota - 0.2%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series 2009B
5.00%, 1/01/14	2,210	2,261,272
Southern MN Muni Pwr Agy
AMBAC Series 2002A
5.25%, 1/01/16	6,820	7,503,841

		9,765,113

Missouri - 0.2%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/14 (Pre-refunded/ETM)	1,955	2,085,731
Springfield MO Pub Util
5.00%, 12/01/18-12/01/19	7,290	8,384,504

		10,470,235

Nevada - 3.2%
Clark Cnty NV Airport PFC (McCarran Airport)
Series 2008A
5.00%, 7/01/13-7/01/14	8,280	8,372,681
5.25%, 7/01/17	16,695	19,064,688
Clark Cnty NV Arpt (Mccarran Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	10,201,499
Clark Cnty NV GO
AMBAC
5.00%, 11/01/15 (Pre-refunded/ETM)	1,085	1,196,516
5.00%, 11/01/16	16,010	18,027,740
AMBAC Series 1992A
6.50%, 6/01/17	1,760	2,084,931

	Principal Amount (000)	U.S. $ Value
Clark Cnty NV Motor Vehicle Fuel Tax
5.00%, 7/01/19	$8,250	$9,515,633
AMBAC
5.00%, 7/01/14-7/01/16	26,505	28,226,608
Clark Cnty NV SD GO
Series 2008A
5.00%, 6/15/21	5,000	5,505,100
AGM Series 2005C
5.00%, 6/15/19	22,380	24,144,663
NPFGC-RE Series 2005A
5.00%, 6/15/17	27,880	30,097,575
5.25%, 6/15/14	5,505	5,763,845
Nevada GO
Series 2008C
5.00%, 6/01/15	4,555	4,927,964
Series 2009B
5.00%, 5/01/14	1,790	1,859,953

		168,989,396

New Hampshire - 0.1%
Manchester NH Arpt (Manchester-Boston Regional Arpt)
Series 2012A
5.00%, 1/01/22	6,510	7,141,926

New Jersey - 3.2%
Garden St Presv Trust NJ
AGM Series 2005A
5.80%, 11/01/15 (Pre-refunded/ETM)	2,325	2,604,023
New Jersey COP (New Jersey COP Equip Purchase)
Series 2008A
5.00%, 6/15/14	5,000	5,215,900
New Jersey EDA
NPFGC Series G
5.00%, 9/01/13 (Pre-refunded/ETM)	3,705	3,733,566
5.00%, 9/01/13 (Pre-refunded/ETM)	20,445	20,602,631
New Jersey EDA (New Jersey Lease Sch Fac)
Series W
5.00%, 3/01/15	2,325	2,492,609
New Jersey EDA (New Jersey Trnst Pj Lease)
Series 2008A
5.00%, 5/01/15-5/01/16	55,310	60,518,491
New Jersey Trnsp Trust Fd Auth
NPFGC Series 2005B
5.25%, 12/15/13 (Pre-refunded/ETM)	255	260,824
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series 2006A
5.00%, 6/15/14	6,220	6,476,451
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
AMBAC Series 2003A
5.50%, 12/15/13	7,415	7,581,763
NPFGC Series 2004B
5.25%, 12/15/14	14,605	15,550,966
NPFGC Series 2005A

	Principal Amount (000)	U.S. $ Value
5.25%, 12/15/13	$18,935	$19,339,641
NPFGC Series 2005B
5.25%, 12/15/13	6,125	6,255,891
NPFGC-RE Series 2004B
5.25%, 12/15/13	5,000	5,106,850
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	14,770	16,805,601

		172,545,207

New Mexico - 0.1%
New Mexico Severance Tax
Series 2010A
5.00%, 7/01/16	5,160	5,770,634

New York - 14.5%
Metropolitan Trnsp Auth NY
Series 2012D
5.00%, 11/15/16	18,660	20,907,037
Series 2012F
5.00%, 11/15/22-11/15/26	57,455	63,486,541
New York NY GO
5.00%, 8/01/16-8/01/17	10,795	12,249,942
5.25%, 8/01/16	17,165	19,342,552
Series 2002C
5.50%, 8/01/14	125	125,474
Series 2005J
5.00%, 3/01/15 (Pre-refunded/ETM)	1,240	1,331,748
5.00%, 3/01/17	1,115	1,187,508
Series 2007C
5.00%, 1/01/15-1/01/16	15,370	16,746,790
Series 2007D
5.00%, 2/01/15	8,800	9,415,736
Series 2009 C
5.00%, 8/01/17-8/01/22	18,190	20,833,531
Series 2010B
5.00%, 8/01/19	12,225	14,413,519
Series 2012A
5.00%, 10/01/16	10,090	11,347,517
Series 2012B
5.00%, 8/01/16	18,615	20,835,956
Series 2013I
5.00%, 8/01/19	7,260	8,559,685
Series 2013J
5.00%, 8/01/16-8/01/20	19,535	22,847,477
Series B
5.00%, 9/01/15	10,000	10,943,300
Series E
5.00%, 8/01/14-8/01/16	36,490	38,654,642
New York NY Trnsl Fin Auth
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	39,758,357
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	27,023,042
Series 2012A
5.00%, 8/01/25	12,345	14,135,642

	Principal Amount (000)	U.S. $ Value
Series 2012B
5.00%, 11/01/23-11/01/26	$45,535	$52,238,914
Series 2012E
5.00%, 11/01/22	13,590	16,016,766
NPFGC Series 2003E
5.25%, 2/01/21-2/01/22	140	140,470
New York St Dormitory Auth (New York St Lease Cuny)
Series 2008B
5.00%, 7/01/15-7/01/16	33,770	37,146,578
Series A
5.75%, 7/01/13	360	360,000
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/19-7/01/24	25,150	28,320,039
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 G
5.00%, 3/15/19-3/15/21	13,865	16,056,947
Series 2011E
5.00%, 8/15/21	3,880	4,560,436
Series 2012A
5.00%, 12/15/22	38,790	45,480,499
Series 2012B
5.00%, 3/15/21-3/15/22	54,800	64,149,606
New York St Dormitory Auth (New York Univ)
NPFGC Series 1998A
6.00%, 7/01/18	2,865	3,437,284
New York St Dormitory Auth (Orange Regl Med Ctr)
6.00%, 12/01/13-12/01/16	14,030	14,858,776
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/15 (Pre-refunded/ETM)	3,650	3,923,129
New York St Thruway Auth (New York St Lease Thruway Svc Contract)
5.00%, 4/01/17	37,425	42,542,494
Series 2009
5.00%, 4/01/18	10,000	11,547,200
New York St Thruway Auth (New York St Pers Income Tax)
AGM Series 2005A
5.00%, 3/15/18	4,210	4,508,657
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
NPFGC-RE Series B
5.00%, 4/01/16	44,040	48,176,677

		767,610,468

North Carolina - 2.4%
North Carolina Eastern Mun Pwr Agy
Series 1988A
6.00%, 1/01/22 (Pre-refunded/ETM)	1,720	2,199,347
Series 2008A
5.00%, 1/01/14-1/01/15	9,510	9,918,527
Series 2009B

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/17	$1,020	$1,135,933
Series 2012B
5.00%, 1/01/21	13,215	15,110,560
North Carolina Infra Fin Corp. COP
AGM Series A
5.00%, 2/01/15	10,000	10,689,900
North Carolina Mun Pwr Agy #1
Series 2008A
5.25%, 1/01/14-1/01/16	63,500	67,725,803
Series 2008C
5.25%, 1/01/14-1/01/17	18,155	19,537,546

		126,317,616

Ohio - 3.9%
Cincinnati OH Wtr
Series 2007A
5.00%, 12/01/15	5,780	6,370,254
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/23	3,145	3,415,313
5.25%, 1/01/20	2,315	2,631,993
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (a)	3,650	2,495,140
Columbus OH GO
Series 20131
5.00%, 7/01/16-7/01/20	9,165	10,591,442
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	104,702,320
Ohio GO
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	68,395,682
Univ of Cincinnati OH
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,909,784
Univ of Toledo OH
5.00%, 6/01/21	2,610	2,959,688

		209,471,616

Oklahoma - 0.1%
Mcgee Creek Auth OK Wtr
NPFGC
6.00%, 1/01/23	3,980	4,465,043

Oregon - 0.4%
Oregon Dept of Admin Svc COP
Series 2009D
5.00%, 11/01/21-11/01/23	18,535	20,575,092
Port of Portland OR (Portland Intl Arpt)
Series 2010 20C
5.00%, 7/01/23	1,405	1,557,724

		22,132,816

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 4.9%
Allegheny Cnty PA Arpt Auth (Pittsburgh Intl Airport)
NPFGC
5.00%, 1/01/18	$1,585	$1,718,742
Allegheny Cnty PA Hosp Dev Auth (Upmc Health Sys)
Series 2008B
5.00%, 6/15/18	8,200	8,476,012
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	120	121,297
Central Bucks PA SD GO
NPFGC-RE
5.00%, 5/15/16 (Pre-refunded/ETM)	2,045	2,287,926
5.00%, 5/15/16	2,955	3,282,857
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
Series 2012A
3.00%, 1/01/15	2,900	3,008,692
5.00%, 1/01/16-7/01/19	23,490	26,916,711
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
AGM Series 2006A
5.00%, 6/01/14	5,440	5,649,005
Pennsylvania Turnpike Comm
Series 2009B
5.00%, 6/01/15-6/01/20	54,525	60,820,245
Philadelphia PA Arpt (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	7,042,405
Series 2010D
5.00%, 6/15/19-6/15/21	28,140	31,747,759
5.25%, 6/15/22-6/15/23	20,485	22,567,846
Series 2011A
5.00%, 6/15/16-6/15/19	12,650	14,319,096
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.63%, 4/26/14 (h)	7,300	7,273,136
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	42,459,034
Series 2009
5.125%, 9/01/22	9,080	9,952,860
Southeastern PA Trnsp Auth
5.00%, 3/01/23-3/01/24	12,245	13,648,791

		261,292,414

Puerto Rico - 3.2%
Puerto Rico Elec Pwr Auth
Series 2010DDD
5.00%, 7/01/21	23,895	23,895,000
Series 2010ZZ
5.00%, 7/01/17	5,835	6,046,227
5.25%, 7/01/18	2,205	2,292,230
Puerto Rico GO

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 7/01/20	$1,070	$1,054,506
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/13	3,540	3,590,374
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	7,415	7,442,806
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007M
5.50%, 7/01/13	15,205	15,205,000
5.75%, 7/01/17	3,085	3,223,393
AMBAC Series 2003H
5.50%, 7/01/16	5,415	5,606,529
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/21	36,000	39,394,440
Series 2009A
5.375%, 8/01/19 (Pre-refunded/ETM)	10,315	12,541,493
5.375%, 8/01/20	39,685	43,726,123
5.50%, 8/01/23	5,040	5,452,625

		169,470,746

Rhode Island - 0.4%
Rhode Island Depositors Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,496,082
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,804,935
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	5,804,895
Rhode Island Higher Ed Svgs Tr (Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/17	7,955	9,006,572

		24,112,484

South Carolina - 0.3%
Greenville Cnty SD SC Lease
5.00%, 12/01/13-12/01/15	14,850	15,846,273
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23-12/01/25	2,315	2,466,029

		18,312,302

Tennessee - 0.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010B
5.00%, 7/01/16	1,000	1,110,500
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	2,115	2,282,148

		3,392,648

Texas - 9.5%
Austin TX Utils Sys

	Principal Amount (000)	U.S. $ Value
AGM
5.00%, 11/15/13 (Pre-refunded/ETM)	$3,035	$3,088,234
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/29/13 (Pre-refunded/ETM)	1,000	1,193,940
Brownsville TX Indep Sch Dist GO
Series 2013A
5.00%, 2/15/19	4,000	4,694,800
Camino Real Regl Mob Auth TX
5.00%, 2/15/14-2/15/21	60,940	64,615,186
Clear Creek TX ISD GO
Series A
5.00%, 2/15/16	1,280	1,418,918
Conroe TX ISD GO
5.00%, 2/15/16	6,260	6,695,070
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/14-11/01/15	8,915	9,680,212
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	19,352,220
AMBAC Series 2003A
5.50%, 11/01/14	2,000	2,032,760
Dallas TX ISD GO
5.00%, 2/15/22-8/15/23	13,530	15,972,784
Garland TX GO
Series 2010
5.00%, 2/15/24	3,800	4,323,754
Harris Cnty TX Fld Ctl Dist GO
Series A
5.25%, 10/01/14 (Pre-refunded/ETM)	1,920	2,036,966
5.25%, 10/01/14 (Pre-refunded/ETM)	4,795	5,087,111
5.25%, 10/01/14 (Pre-refunded/ETM)	5,255	5,575,135
Harris Cnty TX GO
5.25%, 10/01/14 (Pre-refunded/ETM)	3,660	3,885,310
5.25%, 10/01/14 (Pre-refunded/ETM)	10,340	10,989,972
Series 2010 A
5.00%, 10/01/23-10/01/25	17,725	20,378,781
Houston TX Arpt Sys
Series 2009A
5.00%, 7/01/21	2,090	2,355,869
Lower Colorado River Auth TX
Series 2010A
5.00%, 5/15/22-5/15/23	16,605	18,579,594
Series 2010B
5.00%, 5/15/22-5/15/23	29,615	33,142,130
AGM Series 1999A
5.875%, 5/15/16	2,325	2,333,370
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/24	5,000	5,637,900
5.25%, 9/01/25-9/01/26	35,940	40,142,287
Plano TX GO
5.00%, 9/01/13	5,045	5,084,654
Retama TX Dev Corp.
8.75%, 12/15/13 (Pre-refunded/ETM)	2,045	2,118,620
8.75%, 12/15/14 (Pre-refunded/ETM)	3,860	4,301,468
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,421,292
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc. (The))

	Principal Amount (000)	U.S. $ Value
5.25%, 8/01/15	$1,880	$2,006,881
San Antonio TX Elec & Gas
5.00%, 2/01/20-2/01/23	61,590	70,905,120
San Antonio TX Wtr
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	24,220,453
Spring TX ISD GO
5.00%, 8/15/20-8/15/21	8,365	9,894,605
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,197,445
Texas A & M Univ
Series 2009D
5.00%, 5/15/18	2,000	2,318,140
Texas GO
5.00%, 10/01/22-10/01/25	47,335	55,415,872
Texas Mun Pwr Agy
NPFGC
Zero Coupon, 9/01/13	2,345	2,342,303
Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/15	5,000	5,239,850
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
5.00%, 4/01/14-4/01/16	14,985	16,266,846
Series 2007
5.00%, 4/01/24	8,380	9,388,617
Univ of Texas
Series D
5.00%, 8/15/14	5,850	6,160,343

		501,494,812

Washington - 7.1%
Central Puget Sound WA RTA
AMBAC Series 2005A
5.00%, 5/01/15 (Pre-refunded/ETM)	1,015	1,097,997
Chelan Cnty WA PUD #1
Series 2011A
5.00%, 7/01/20	3,110	3,541,886
Series 2011B
5.00%, 7/01/21	5,000	5,706,100
5.25%, 7/01/22	3,670	4,208,132
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WASpecial Swr)
NPFGC-RE
5.50%, 11/01/19	1,435	1,581,485
Energy Northwest WA (Bonneville Power Admin)
Series 2003A
5.50%, 7/01/13	3,840	3,840,000
Series 2006A
5.00%, 7/01/14	7,380	7,727,229
Series 2007A
5.00%, 7/01/16	5,450	6,094,953
Series 2007C
5.00%, 7/01/14-7/01/17	18,475	19,602,023
Series 2008D

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/13	$5,060	$5,060,000
Series 2012A
5.00%, 7/01/18-7/01/21	92,585	108,545,129
AMBAC Series 2005A
5.00%, 7/01/18	5,040	5,415,278
Grant Cnty WA PUD #2
Series 2011I
5.00%, 1/01/20-1/01/23	13,725	15,833,446
King Cnty WA Swr
Series 2011B
5.00%, 1/01/23	4,415	5,093,321
Port of Seattle WA
5.00%, 6/01/22	1,995	2,254,290
Series 2010C
5.00%, 2/01/17	2,590	2,870,186
Seattle WA Mun Light & Pwr
AGM
5.00%, 8/01/13	10,060	10,099,335
Tacoma WA Elec Sys
AGM
5.00%, 1/01/15	16,495	17,580,866
5.00%, 1/01/15 (Pre-refunded/ETM)	2,900	3,094,068
5.00%, 1/01/15 (Pre-refunded/ETM)	1,550	1,654,920
Washington Fed Hwy Grant
5.00%, 9/01/21	19,110	22,508,522
Washington St GO
5.00%, 7/01/23	13,715	16,039,967
Series 2007A
5.00%, 7/01/13	10,330	10,330,000
Series 2007C
5.00%, 7/01/14	27,730	29,034,696
Series 2010R
5.00%, 7/01/20	6,370	7,493,349
Series 2012R
5.00%, 7/01/23	15,950	18,598,816
AGM
5.00%, 7/01/15	5,405	5,871,289
AGM Series 2005B
5.00%, 7/01/13	5,785	5,785,000
AGM Series 2005D
5.00%, 1/01/14	2,655	2,717,419
AGM Series 2007A
5.00%, 7/01/14	6,260	6,554,533
AMBAC
5.00%, 1/01/14	8,645	8,848,244
AMBAC Series 2007C
5.00%, 1/01/16	7,770	8,554,071
NPFGC Series 2003R
5.00%, 7/01/13	2,025	2,025,000
NPFGC Series 2003R 2004 A
5.00%, 7/01/13 (Pre-refunded/ETM)	55	55,000

		375,316,550

Wisconsin - 0.6%
Wisconsin Trnsp Auth
AMBAC Series 2005B

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/13 (Pre-refunded/ETM)	$3,260	$3,260,000
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
Series 20122
5.00%, 7/01/23	3,420	4,017,577
AGM Series 2005A
5.25%, 7/01/14-7/01/16	12,610	13,978,152
AMBAC Series 2005B
5.00%, 7/01/13	1,010	1,010,000
NPFGC-RE Series 2007I
5.00%, 7/01/16-7/01/17	8,885	9,989,568

		32,255,297

Total Municipal Obligations (cost $4,751,200,911)		4,887,429,951

CORPORATES - INVESTMENT GRADES - 6.3%
Financial Institutions - 4.2%
Banking - 3.6%
Bank of America Corp.
1.50%, 10/09/15	33,318	33,242,302
4.50%, 4/01/15	18,940	19,866,659
7.375%, 5/15/14	6,380	6,712,302
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	1,571	1,673,575
Capital One Financial Corp.
2.125%, 7/15/14	12,993	13,145,265
Citigroup, Inc.
2.25%, 8/07/15	14,360	14,601,392
2.65%, 3/02/15	8,048	8,204,493
4.587%, 12/15/15	14,497	15,481,839
6.01%, 1/15/15	15,000	16,018,875
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	5,430	5,544,568
5.25%, 10/15/13	20,300	20,550,461
6.00%, 5/01/14	1,113	1,159,305
JPMorgan Chase & Co.
1.875%, 3/20/15	1,875	1,896,964
2.05%, 1/24/14	8,878	8,950,169
Morgan Stanley Nt
5.375%, 10/15/15	25,375	27,163,278

		194,211,447

Finance - 0.6%
General Electric Capital Corp.
2.15%, 1/09/15	27,608	28,150,994
5.90%, 5/13/14	1,692	1,771,896

		29,922,890

		224,134,337

Industrial - 2.1%
Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
6.50%, 11/15/13	13,842	14,131,547
Ford Motor Credit Co. LLC

	Principal Amount (000)	U.S. $ Value
7.00%, 4/15/15	$12,630	$13,692,322

		27,823,869

Technology - 0.8%
Hewlett-Packard Co.
6.125%, 3/01/14	23,359	24,149,912
1.55%, 5/30/14	3,543	3,559,213
International Business Machines Corp.
0.55%, 2/06/15	14,866	14,853,736

		42,562,861

Communications - Telecommunications - 0.4%
Verizon Communications, Inc.
1.95%, 3/28/14	20,918	21,128,581
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13	2,492	2,551,387

		23,679,968

Capital Goods - 0.3%
Caterpillar, Inc.
0.95%, 6/26/15	13,617	13,683,260
Consumer Non-Cyclical - 0.1%
Actavis, Inc.
1.875%, 10/01/17	2,807	2,736,432

		110,486,390

Utility - 0.0%
Electric - 0.0%
Exelon Generation Co. LLC
5.35%, 1/15/14	1,280	1,310,811

Total Corporates - Investment Grades (cost $335,210,610)		335,931,538

SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
State Street Time Deposit
0.01%, 7/01/13 (cost $113,205,920)	113,206	113,205,920

Total Investments - 100.6% (cost $5,199,617,441) (i)		5,336,567,409
Other assets less liabilities - (0.6)%		(33,000,071)

Net Assets - 100.0%		$5,303,567,338

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Variable rate coupon, rate shown as of June 30, 2013.
(f)	When-Issued or delayed delivery security.
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.

(i)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $207,101,076 and gross unrealized depreciation of investments was $(70,151,108), resulting in net unrealized appreciation of $136,949,968.

As of June 30, 2013, the Fund held 16.6% of net assets in insured bonds (of this amount 10.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
SRF	-	State Revolving Fund
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note 1 above. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$4,838,095,460		$49,334,491	^	$4,887,429,951
Corporates - Investment Grades		– 0	–	335,931,538		– 0	–	335,931,538
Short-Term Investments		– 0	–	113,205,920		– 0	–	113,205,920

Total Investments in Securities		– 0	–	5,287,232,918		49,334,491		5,336,567,409
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$5,287,232,918		$49,334,491		$5,336,567,409

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^		Total
Balance as of 9/30/12	$78,185,467		$78,185,467
Accrued discounts/(premiums)	29,858		29,858
Realized gain (loss)	(520,388)		(520,388)
Change in unrealized appreciation/depreciation	(808,362)		(808,362)
Purchases	3,101,403		3,101,403
Sales	(22,571,140)		(22,571,140)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(8,082,347)		(8,082,347)

Balance as of 6/30/13+	$49,334,491		$49,334,491

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(1,658,791)		$(1,658,791)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.2%
Financials - 12.0%
Capital Markets - 1.0%
Affiliated Managers Group, Inc. (a)	21,920	$3,593,565
Credit Suisse Group AG (a)	37,832	1,001,567
Deutsche Bank AG (REG)	22,400	939,295
E*Trade Financial Corp. (a)	17,530	221,930
Goldman Sachs Group, Inc. (The)	32,400	4,900,500
Lazard Ltd.-Class A	7,040	226,336
Macquarie Group Ltd.	47,020	1,793,384
Stifel Financial Corp. (a)	5,460	194,758
UBS AG (a)	176,541	2,996,576

		15,867,911

Commercial Banks - 2.9%
Associated Banc-Corp	10,220	158,921
Banco do Brasil SA	155,800	1,543,791
Banco Santander Brasil SA/Brazil (ADR)	25,900	161,098
Bangkok Bank PCL (NVDR)	49,400	322,468
Bank Hapoalim BM (a)	88,220	398,136
Bank Mandiri Persero Tbk PT	384,000	346,343
Barclays PLC	169,950	723,773
CapitalSource, Inc.	20,580	193,040
China Construction Bank Corp.-Class H	834,000	586,067
CIT Group, Inc. (a)	184,600	8,607,898
Comerica, Inc.	6,860	273,234
Credicorp Ltd.	2,430	310,943
DGB Financial Group, Inc.	4,130	56,134
First Niagara Financial Group, Inc.	27,380	275,717
First Republic Bank/CA	4,720	181,626
Grupo Financiero Banorte SAB de CV-Class O	45,024	268,946
Grupo Financiero Santander Mexico SAB de CV (ADR) (a)	14,020	199,224
Hang Seng Bank Ltd.	38,500	566,974
HDFC Bank Ltd. (ADR)	7,270	263,465
HSBC Holdings PLC	165,974	1,718,186
Huntington Bancshares, Inc./OH	37,000	291,560
Iberiabank Corp.	3,940	211,223
Industrial & Commercial Bank of China Ltd.-Class H	1,093,000	685,018
Itausa - Investimentos Itau SA (a)	2,050	7,497
Itausa - Investimentos Itau SA (Preference Shares)	78,980	292,014
Kasikornbank PCL (NVDR)	35,200	214,905
KB Financial Group, Inc.	6,260	185,657
KB Financial Group, Inc. (ADR)	31,650	937,789
Komercni Banka AS	1,020	189,348
Lloyds Banking Group PLC (a)	456,060	437,959
Mitsubishi UFJ Financial Group, Inc.	355,900	2,197,992
National Australia Bank Ltd.	48,130	1,301,914
Popular, Inc. (a)	9,820	297,841
Resona Holdings, Inc.	107,900	525,494
Sberbank of Russia (Sponsored ADR)	108,601	1,246,739
Seven Bank Ltd.	228,300	827,606
Signature Bank/New York NY (a)	2,880	239,098
Societe Generale SA	42,733	1,470,676

Company	Shares	U.S. $ Value
State Bank of India (Sponsored GDR) (b)	2,150	$143,835
Sumitomo Mitsui Financial Group, Inc.	33,800	1,547,128
Susquehanna Bancshares, Inc.	12,000	154,200
SVB Financial Group (a)	2,990	249,127
Turkiye Halk Bankasi AS	28,310	239,870
Webster Financial Corp.	4,770	122,494
Wells Fargo & Co.	317,100	13,086,717
Westpac Banking Corp.	16,950	445,020
Zions Bancorporation	10,780	311,326

		45,016,031

Consumer Finance - 1.3%
AEON Financial Service Co., Ltd.	15,000	424,911
American Express Co. (c)	83,700	6,257,412
Capital One Financial Corp.	108,000	6,783,480
Discover Financial Services	132,300	6,302,772

		19,768,575

Diversified Financial Services - 2.6%
Bank of America Corp.	813,100	10,456,466
BM&FBovespa SA	7,100	38,979
Citigroup, Inc.	238,300	11,431,251
IG Group Holdings PLC	126,012	1,112,789
ING Groep NV (a)	200,810	1,835,219
IntercontinentalExchange, Inc. (a)	52,500	9,332,400
JPMorgan Chase & Co. (c)	68,800	3,631,952
ORIX Corp.	95,200	1,299,167

		39,138,223

Insurance - 3.3%
Admiral Group PLC	93,748	1,888,455
Aegon NV	209,236	1,403,776
AIA Group Ltd.	566,000	2,384,557
Allianz SE	1,410	205,805
American International Group, Inc. (a)	195,400	8,734,380
Aspen Insurance Holdings Ltd.	7,590	281,513
BB Seguridade Participacoes SA (a)	108,300	852,286
Berkshire Hathaway, Inc.-Class B (a)	46,100	5,159,512
Chubb Corp. (The)	60,200	5,095,930
Everest Re Group Ltd.	48,700	6,246,262
Fidelity National Financial, Inc.-Class A	181,550	4,322,706
Genworth Financial, Inc.-Class A (a)	206,360	2,354,568
Gjensidige Forsikring ASA	39,960	588,697
Insurance Australia Group Ltd.	85,750	425,637
Lancashire Holdings Ltd.	86,648	1,044,955
PartnerRe Ltd.	46,300	4,192,928
Prudential PLC	119,490	1,950,408
Reinsurance Group of America, Inc.-Class A	2,940	203,183
Suncorp Group Ltd.	103,291	1,121,852
Topdanmark A/S (a)	40,480	1,030,278
Torchmark Corp.	4,140	269,680
Tryg A/S	7,290	600,593
Unum Group	8,400	246,708
Validus Holdings Ltd.	7,350	265,482

		50,870,151

Company	Shares	U.S. $ Value
Real Estate Investment Trusts (REITs) - 0.2%
BioMed Realty Trust, Inc.	7,750	$156,783
Camden Property Trust	1,880	129,983
GLP J-Reit	512	500,126
LTC Properties, Inc.	5,160	201,498
Medical Properties Trust, Inc.	12,500	179,000
Mexico Real Estate Management SA de CV (a)	228,350	493,445
Mid-America Apartment Communities, Inc.	1,910	129,441
Plum Creek Timber Co., Inc.	3,270	152,611
RLJ Lodging Trust	12,390	278,651
Stockland	205,050	652,441

		2,873,979

Real Estate Management & Development - 0.7%
BR Malls Participacoes SA	14,600	130,535
China Overseas Land & Investment Ltd.	86,000	222,797
Country Garden Holdings Co., Ltd.	482,000	248,630
Daito Trust Construction Co., Ltd.	8,700	819,711
Daiwa House Industry Co., Ltd.	25,000	465,675
Evergrande Real Estate Group Ltd. (a)	2,213,000	816,760
Global Logistic Properties Ltd.	1,527,000	3,303,005
Hang Lung Properties Ltd.	571,000	1,977,846
KWG Property Holding Ltd.	118,000	61,329
LPN Development PCL	81,700	63,484
LPS Brasil Consultoria de Imoveis SA	8,800	72,881
Mitsubishi Estate Co., Ltd.	60,000	1,597,433
Realogy Holdings Corp. (a)	4,205	202,008
Shimao Property Holdings Ltd.	58,000	114,390
Supalai PCL	80,200	45,770

		10,142,254

		183,677,124

Consumer Discretionary - 11.4%
Auto Components - 0.3%
Cie Generale des Etablissements Michelin-Class B	18,794	1,680,482
Dana Holding Corp.	10,120	194,911
GKN PLC	215,710	987,389
Lear Corp.	4,240	256,350
Nokian Renkaat Oyj	14,697	598,040
Tenneco, Inc. (a)	4,400	199,232
TRW Automotive Holdings Corp. (a)	4,640	308,282
Valeo SA	16,810	1,054,811
Xingda International Holdings Ltd.	81,000	34,279

		5,313,776

Automobiles - 1.5%
Ford Motor Co.	581,600	8,997,352
Harley-Davidson, Inc.	70,200	3,848,364
Honda Motor Co., Ltd.	31,400	1,166,492
Kia Motors Corp.	20,690	1,117,306
Mazda Motor Corp. (a)	258,000	1,019,987
Nissan Motor Co., Ltd.	116,200	1,164,627
Tata Motors Ltd. (Sponsored ADR)	8,990	210,726
Thor Industries, Inc.	5,390	265,080
Toyota Motor Corp.	54,900	3,311,448

Company	Shares	U.S. $ Value
Volkswagen AG (Preference Shares)	7,600	$1,535,076

		22,636,458

Distributors - 0.0%
Dah Chong Hong Holdings Ltd.	193,000	152,796
LKQ Corp. (a)	13,080	336,810

		489,606

Diversified Consumer Services - 0.1%
Estacio Participacoes SA	156,000	1,128,394
K12, Inc. (a)	7,630	200,440
Kroton Educacional SA	53,400	739,250

		2,068,084

Hotels, Restaurants & Leisure - 1.6%
Ajisen China Holdings Ltd.	126,000	98,014
Chipotle Mexican Grill, Inc.-Class A (a)	8,900	3,242,715
Galaxy Entertainment Group Ltd. (a)	195,000	943,460
McDonald’s Corp.	43,900	4,346,100
Melco Crown Entertainment Ltd. (ADR) (a)	45,480	1,016,933
Melco International Development Ltd.	382,000	718,718
MGM China Holdings Ltd.	58,000	153,912
MGM Resorts International (a)	16,550	244,609
Norwegian Cruise Line Holdings Ltd. (a)	7,778	235,751
Orient-Express Hotels Ltd.-Class A (a)	4,988	60,654
Panera Bread Co.-Class A (a)	1,520	282,629
Royal Caribbean Cruises Ltd.	6,170	205,708
Sands China Ltd.	244,400	1,148,347
Sodexo	30,380	2,530,823
Starbucks Corp.	101,300	6,634,137
Tatts Group Ltd.	196,520	567,682
Whitbread PLC	15,155	705,005
William Hill PLC	109,181	732,153
Yum! Brands, Inc.	3,900	270,426

		24,137,776

Household Durables - 0.3%
Brookfield Incorporacoes SA (a)	93,500	64,111
Even Construtora e Incorporadora SA	49,600	177,163
Meritage Homes Corp. (a)	5,950	257,992
NVR, Inc. (a)	193	177,946
PulteGroup, Inc. (a)	200,240	3,798,553
Rossi Residencial SA (a)	44,400	58,501
Sony Corp.	28,600	604,209

		5,138,475

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	28,600	7,941,934
Ctrip.com International Ltd. (ADR) (a)	2,520	82,228
HomeAway, Inc. (a)	7,420	239,963
NetFlix, Inc. (a)	505	106,600
priceline.com, Inc. (a)	8,300	6,865,179

Company	Shares	U.S. $ Value
Shutterfly, Inc. (a)	4,940	$275,603

		15,511,507

Media - 3.4%
British Sky Broadcasting Group PLC	83,210	1,002,426
CBS Corp.-Class B	126,400	6,177,168
Cineplex, Inc.	6,580	230,741
Comcast Corp.-Class A	127,800	5,352,264
Gannett Co., Inc.	5,560	135,998
Kabel Deutschland Holding AG	5,710	626,965
Liberty Media Corp.-Class A (a)	25,400	3,219,704
Naspers Ltd.	32,818	2,422,352
National CineMedia, Inc.	11,890	200,822
Reed Elsevier PLC	79,460	903,633
Regal Entertainment Group-Class A	16,250	290,875
Television Broadcasts Ltd.	46,000	317,483
Thomson Reuters Corp.	21,240	693,122
Time Warner Cable, Inc.-Class A (c)	56,100	6,310,128
Time Warner, Inc.	119,000	6,880,580
Viacom, Inc.-Class B	99,405	6,764,510
Walt Disney Co. (The) (c)	140,800	8,891,520
Wolters Kluwer NV	46,640	987,903

		51,408,194

Multiline Retail - 0.7%
El Puerto de Liverpool SAB de CV	14,180	167,775
Macy’s, Inc.	177,800	8,534,400
Myer Holdings Ltd.	155,690	338,207
Next PLC	10,600	734,264
SACI Falabella	15,470	167,474

		9,942,120

Specialty Retail - 2.0%
Abercrombie & Fitch Co.-Class A	2,740	123,985
Belle International Holdings Ltd.	253,000	345,871
Cabela’s, Inc. (a)	4,550	294,658
CarMax, Inc. (a)	6,230	287,577
Chow Tai Fook Jewellery Group Ltd.	170,947	177,628
Dick’s Sporting Goods, Inc.	4,605	230,526
Five Below, Inc. (a)	3,614	132,851
Francesca’s Holdings Corp. (a)	8,170	227,044
GameStop Corp.-Class A	76,980	3,235,469
Home Depot, Inc. (The)	114,400	8,862,568
Lumber Liquidators Holdings, Inc. (a)	3,700	288,119
Men’s Wearhouse, Inc. (The)	8,770	331,944
Mr. Price Group Ltd.	14,680	200,099
Nitori Holdings Co., Ltd.	12,650	1,018,439
Office Depot, Inc. (a)	52,680	203,872
PetSmart, Inc.	41,300	2,766,687
Restoration Hardware Holdings, Inc. (a)	2,937	220,275
Shimamura Co., Ltd.	5,400	655,518
TJX Cos., Inc.	182,100	9,115,926
Tractor Supply Co.	2,600	305,786
Yamada Denki Co., Ltd.	32,040	1,297,276
Zhongsheng Group Holdings Ltd.	159,000	174,347

		30,496,465

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.5%
Alpargatas SA (Preference Shares)	10,890	$69,498
Cie Financiere Richemont SA (Johannesburg)	43,700	388,220
Cie Financiere Richemont SA (SWX Europe)	26,680	2,352,862
Daphne International Holdings Ltd.	112,000	95,314
Hugo Boss AG	3,710	407,948
Jones Group, Inc. (The)	18,580	255,475
Li & Fung Ltd.	1,212,000	1,648,844
LVMH Moet Hennessy Louis Vuitton SA	4,370	709,488
Samsonite International SA	275,600	662,635
Shenzhou International Group Holdings Ltd.	51,000	146,944
Under Armour, Inc.-Class A (a)	3,600	214,956

		6,952,184

		174,094,645

Information Technology - 9.4%
Communications Equipment - 0.4%
Aruba Networks, Inc. (a)	4,230	64,973
Ciena Corp. (a)	12,400	240,808
Cisco Systems, Inc.	246,000	5,980,260
Harris Corp.	3,060	150,705
JDS Uniphase Corp. (a)	17,960	258,265

		6,695,011

Computers & Peripherals - 1.7%
Apple, Inc.	28,800	11,407,104
Fujitsu Ltd.	233,000	963,919
Hewlett-Packard Co. (c)	470,700	11,673,360
Lite-On Technology Corp.	85,000	148,576
Toshiba Corp.	170,000	814,907
Wistron Corp.	138,000	139,147

		25,147,013

Electronic Equipment, Instruments & Components - 0.2%
Anixter International, Inc. (a)	2,630	199,380
Arrow Electronics, Inc. (a)	7,900	314,815
AU Optronics Corp. (Sponsored ADR) (a)	34,090	117,951
Avnet, Inc. (a)	8,170	274,512
Flextronics International Ltd. (a)	17,560	135,914
Innolux Corp. (a)	196,000	96,783
Insight Enterprises, Inc. (a)	10,660	189,109
Jabil Circuit, Inc.	11,310	230,498
Ju Teng International Holdings Ltd.	98,000	45,792
LG Display Co., Ltd. (a)	5,950	141,966
LG Display Co., Ltd. (ADR) (a)	107,933	1,281,165
TTM Technologies, Inc. (a)	17,490	146,916
Vishay Intertechnology, Inc. (a)	19,240	267,244

		3,442,045

Internet Software & Services - 1.7%
Baidu, Inc. (Sponsored ADR) (a)	13,700	1,295,061
CoStar Group, Inc. (a)	2,765	356,879

Company	Shares	U.S. $ Value
eBay, Inc.(a)	125,300	$6,480,516
Google, Inc.-Class A (a)	13,700	12,061,069
LinkedIn Corp.-Class A (a)	18,400	3,280,720
Pandora Media, Inc. (a)	11,200	206,080
Telecity Group PLC	89,536	1,379,755
Tencent Holdings Ltd.	21,500	839,515

		25,899,595

IT Services - 2.9%
Amdocs Ltd.	140,370	5,206,323
Cognizant Technology Solutions Corp.-Class A (a)(d)	136,200	8,527,482
Convergys Corp.	10,110	176,217
Fidelity National Information Services, Inc.	123,200	5,277,888
Fiserv, Inc. (a)	83,600	7,307,476
International Business Machines Corp.	48,800	9,326,168
MAXIMUS, Inc.	2,670	198,862
Otsuka Corp.	3,700	412,660
SCSK Corp.	9,500	182,773
Sonda SA	83,500	243,244
Visa, Inc.-Class A	42,700	7,803,425

		44,662,518

Semiconductors & Semiconductor Equipment - 0.9%
Advanced Semiconductor Engineering, Inc.	353,000	293,854
Amkor Technology, Inc. (a)	18,170	76,496
Applied Materials, Inc.	389,900	5,813,409
Atmel Corp. (a)	28,180	207,123
Cavium, Inc. (a)	6,710	237,333
Cree, Inc. (a)	3,495	223,191
Entegris, Inc. (a)	23,520	220,853
Fairchild Semiconductor International, Inc. (a)	16,020	221,076
King Yuan Electronics Co., Ltd.	174,000	127,623
Lam Research Corp. (a)	5,320	235,889
Micron Technology, Inc. (a)	13,780	197,467
MKS Instruments, Inc.	5,580	148,093
Samsung Electronics Co., Ltd. (GDR) (b)	6,120	2,356,071
Samsung Electronics Co., Ltd. (GDR) (London) (b)	1,640	953,079
Samsung Electronics Co., Ltd. (Preference Shares)	90	69,406
Sumco Corp.	78,600	860,973
SunEdison, Inc. (a)	31,370	256,293
Taiwan Semiconductor Manufacturing Co., Ltd.	193,000	698,678
Teradyne, Inc. (a)	13,960	245,277
Tokyo Electron Ltd.	14,100	712,888
Veeco Instruments, Inc. (a)	5,830	206,499

		14,361,571

Software - 1.6%
ANSYS, Inc. (a)	83,560	6,108,236
Aspen Technology, Inc. (a)	4,890	140,783
Cadence Design Systems, Inc. (a)	22,750	329,420
Citrix Systems, Inc. (a)	92,020	5,551,567

Company	Shares	U.S. $ Value
Dassault Systemes SA	1,750	$213,897
Electronic Arts, Inc. (a)	152,760	3,508,897
Informatica Corp. (a)	3,430	119,981
Microsoft Corp.	141,800	4,896,354
Nintendo Co., Ltd.	3,300	388,539
Oracle Corp. Japan	11,300	468,035
SAP AG	21,267	1,552,980
ServiceNow, Inc. (a)	7,368	297,594
Tableau Software, Inc.-Class A (a)	1,265	70,106

		23,646,389

		143,854,142

Health Care - 8.0%
Biotechnology - 1.8%
Actelion Ltd. (a)	27,970	1,684,848
Biogen Idec, Inc. (a)	60,000	12,912,000
BioMarin Pharmaceutical, Inc. (a)	3,100	172,949
Celgene Corp. (a)	28,700	3,355,317
Clovis Oncology, Inc. (a)	665	44,542
Cubist Pharmaceuticals, Inc. (a)	2,935	141,760
Gilead Sciences, Inc. (a)	94,600	4,844,466
Isis Pharmaceuticals, Inc. (a)	2,056	55,245
Onyx Pharmaceuticals, Inc. (a)	3,330	289,110
Pharmacyclics, Inc. (a)	1,510	120,000
Quintiles Transnational Holdings, Inc. (a)	4,401	187,306
Vertex Pharmaceuticals, Inc. (a)	40,200	3,210,774

		27,018,317

Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (a)	3,940	145,938
Becton Dickinson and Co. (d)	62,000	6,127,460
Coloplast A/S-Class B	9,050	506,746
HeartWare International, Inc. (a)	2,060	195,927
Intuitive Surgical, Inc. (a)	16,800	8,510,544
Medtronic, Inc.	89,000	4,580,830
Sirona Dental Systems, Inc. (a)	2,430	160,088

		20,227,533

Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)	8,244	272,629
Catamaran Corp. (a)	2,050	99,876
Health Net, Inc./CA (a)(d)	66,740	2,123,667
LifePoint Hospitals, Inc. (a)	5,820	284,249
Mednax, Inc. (a)	2,000	183,160
Odontoprev SA	19,200	79,163
Patterson Cos., Inc.	90,100	3,387,760
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	74,400	139,082
Sonic Healthcare Ltd.	29,190	396,553
Suzuken Co., Ltd./Aichi Japan	13,900	467,806
Universal Health Services, Inc.-Class B	4,250	284,580
WellCare Health Plans, Inc. (a)	2,072	115,100

Company	Shares	U.S. $ Value
WellPoint, Inc. (c)	177,500	$14,526,600

		22,360,225

Life Sciences Tools & Services - 0.1%
Eurofins Scientific (a)	8,524	1,798,757
ICON PLC (a)	7,045	249,604

		2,048,361

Pharmaceuticals - 3.3%
Akorn, Inc. (a)	12,472	168,621
Allergan, Inc./United States	102,500	8,634,600
Aspen Pharmacare Holdings Ltd. (a)	2,370	54,481
AstraZeneca PLC	12,650	598,077
GlaxoSmithKline PLC	134,220	3,354,992
Jazz Pharmaceuticals PLC (a)	3,240	222,685
Johnson & Johnson	124,000	10,646,640
Merck & Co., Inc.	60,500	2,810,225
Novartis AG	16,550	1,172,246
Orion Oyj-Class B	26,130	612,279
Pfizer, Inc.	660,600	18,503,406
Pharmstandard OJSC (GDR) (a)(b)	7,700	160,699
Richter Gedeon Nyrt	1,240	185,357
Roche Holding AG	12,450	3,090,054
Sanofi	7,500	775,354

		50,989,716

		122,644,152

Industrials - 6.5%
Aerospace & Defense - 1.5%
Boeing Co. (The)	89,000	9,117,160
European Aeronautic Defence and Space Co. NV	27,100	1,449,869
Hexcel Corp. (a)	9,440	321,432
Precision Castparts Corp.	44,700	10,102,647
QinetiQ Group PLC	75,900	208,413
Safran SA	17,300	903,170
TransDigm Group, Inc.	1,642	257,416
Zodiac Aerospace	7,680	1,016,924

		23,377,031

Air Freight & Logistics - 0.0%
Credit Suisse/Nassau (b)	59,545	132,005
Expeditors International of Washington, Inc.	5,060	192,331

		324,336

Airlines - 0.3%
Delta Air Lines, Inc. (a)	168,400	3,150,764
Japan Airlines Co., Ltd.	17,600	906,059
Qantas Airways Ltd. (a)	517,610	635,774
Turk Hava Yollari	79,465	308,743

		5,001,340

Building Products - 0.0%
Ply Gem Holdings, Inc. (a)	1,610	32,297

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.3%
Aggreko PLC	12,831	$320,704
Avery Dennison Corp.	5,500	235,180
Edenred	18,238	558,442
Steelcase, Inc.-Class A	15,390	224,386
Stericycle, Inc. (a)	29,817	3,292,691

		4,631,403

Construction & Engineering - 0.1%
COMSYS Holdings Corp.	69,300	884,765
Granite Construction, Inc.	7,620	226,771
Tutor Perini Corp. (a)	7,810	141,283

		1,252,819

Electrical Equipment - 0.5%
AMETEK, Inc.	5,864	248,047
Eaton Corp. PLC	69,200	4,554,052
General Cable Corp.	7,410	227,858
Sumitomo Electric Industries Ltd.	136,800	1,628,473

		6,658,430

Industrial Conglomerates - 0.9%
Alliance Global Group, Inc. (a)	153,400	82,471
Bidvest Group Ltd.	7,780	192,756
Carlisle Cos., Inc.	3,770	234,909
Danaher Corp. (c)	126,500	8,007,450
General Electric Co. (c)	238,100	5,521,539
SM Investments Corp.	3,570	87,941

		14,127,066

Machinery - 0.8%
Actuant Corp.-Class A	5,960	196,501
Chart Industries, Inc. (a)	2,780	261,570
FANUC Corp.	5,600	810,471
IDEX Corp.	4,590	246,988
Illinois Tool Works, Inc.	122,900	8,500,993
Joy Global, Inc.	4,150	201,400
Komatsu Ltd.	51,800	1,193,054
Lincoln Electric Holdings, Inc.	5,400	309,258
Middleby Corp. (a)	1,470	250,032
Terex Corp. (a)	8,690	228,547
Timken Co.	5,120	288,154
Valmont Industries, Inc.	2,050	293,334

		12,780,302

Marine - 0.0%
Kirby Corp. (a)	4,100	326,114

Professional Services - 0.7%
51job, Inc. (ADR) (a)	322	21,738
Bureau Veritas SA	97,692	2,529,769
Capita PLC	217,963	3,203,838
Intertek Group PLC	68,705	3,054,046
Qualicorp SA (a)	4,800	36,570
Robert Half International, Inc.	6,870	228,290

Company	Shares	U.S. $ Value
SGS SA	638	$1,369,735

		10,443,986

Road & Rail - 0.9%
Con-way, Inc.	7,070	275,447
East Japan Railway Co.	6,300	490,345
Genesee & Wyoming, Inc.-Class A (a)	3,527	299,231
Globaltrans Investment PLC (Sponsored GDR) (b)	10,908	149,876
Localiza Rent a Car SA	15,180	214,772
Nippon Express Co., Ltd.	128,000	607,820
Tokyu Corp.	79,000	517,273
Union Pacific Corp. (c)	70,400	10,861,312

		13,416,076

Trading Companies & Distributors - 0.5%
Aircastle Ltd.	12,810	204,832
Mitsubishi Corp.	52,200	891,768
United Rentals, Inc. (a)	6,470	322,918
WW Grainger, Inc.	24,100	6,077,538

		7,497,056

Transportation Infrastructure - 0.0%
Jiangsu Expressway Co., Ltd.-Class H	190,000	195,976

		100,064,232

Consumer Staples - 5.8%
Beverages - 0.2%
Anheuser-Busch InBev NV	12,400	1,116,411
Asahi Group Holdings Ltd.	38,900	963,620
Cia Cervecerias Unidas SA	12,157	173,603
Heineken Holding NV	9,450	529,641

		2,783,275

Food & Staples Retailing - 2.0%
Bizim Toptan Satis Magazalari AS	3,460	56,263
Brasil Pharma SA	22,200	100,088
Costco Wholesale Corp.	37,600	4,157,432
Jeronimo Martins SGPS SA	79,623	1,678,176
Koninklijke Ahold NV	87,340	1,299,003
Kroger Co. (The)	283,100	9,778,274
Lawson, Inc.	4,600	351,023
Magnit OJSC (Sponsored GDR) (b)	4,950	283,140
Olam International Ltd.	1,621,038	2,086,558
Shoppers Drug Mart Corp.	10,010	461,810
Shoprite Holdings Ltd.	4,840	90,917
Sugi Holdings Co., Ltd.	12,900	490,650
Tsuruha Holdings, Inc.	2,400	226,851
Wal-Mart Stores, Inc.	120,100	8,946,249
WM Morrison Supermarkets PLC	195,381	777,704

		30,784,138

Food Products - 1.7%
AVI Ltd.	50,860	305,879
Campbell Soup Co.	103,100	4,617,849
ConAgra Foods, Inc. (c)	228,700	7,988,491
Dole Food Co., Inc. (a)	14,360	183,090

Company	Shares	U.S. $ Value
Green Mountain Coffee Roasters, Inc. (a)	4,060	$304,744
Gruma SAB de CV-Class B (a)	13,700	62,275
JBS SA	31,500	90,490
JM Smucker Co. (The)	49,500	5,105,925
Kraft Foods Group, Inc.	121,600	6,793,792
MHP SA (GDR) (b)	12,360	210,120
NongShim Co., Ltd.	390	90,266
Unilever PLC	11,998	485,705

		26,238,626

Household Products - 0.2%
Henkel AG & Co. KGaA	27,411	2,146,827
Kimberly-Clark de Mexico SAB de CV-Class A	26,036	85,397
LG Household & Health Care Ltd.	1,586	772,534

		3,004,758

Tobacco - 1.7%
Altria Group, Inc.	106,500	3,726,435
British American Tobacco PLC	90,320	4,632,470
Gudang Garam Tbk PT	29,000	147,440
Imperial Tobacco Group PLC	38,440	1,332,892
Japan Tobacco, Inc.	102,100	3,603,877
Philip Morris International, Inc. (d)	91,900	7,960,378
Reynolds American, Inc.	79,500	3,845,415

		25,248,907

		88,059,704

Energy - 5.1%
Energy Equipment & Services - 1.3%
Aker Solutions ASA	59,720	815,298
AMEC PLC	52,856	808,390
Bristow Group, Inc.	2,850	186,162
Diamond Offshore Drilling, Inc.	98,100	6,748,299
Eurasia Drilling Co., Ltd. (GDR) (b)	2,480	92,578
FMC Technologies, Inc. (a)	3,000	167,040
Helix Energy Solutions Group, Inc. (a)	11,190	257,818
Helmerich & Payne, Inc.	3,510	219,199
National Oilwell Varco, Inc.	40,200	2,769,780
Oceaneering International, Inc.	3,670	264,974
Oil States International, Inc. (a)	1,992	184,539
Schlumberger Ltd. (c)	80,500	5,768,630
Seadrill Ltd.	21,870	880,844
Technip SA	12,069	1,226,599

		20,390,150

Oil, Gas & Consumable Fuels - 3.8%
Afren PLC (a)	50,180	98,920
Banpu PCL	3,000	23,311
BG Group PLC	5,290	89,898
Bill Barrett Corp. (a)	9,150	185,013
Chevron Corp.	41,500	4,911,110
China Petroleum & Chemical Corp.-Class H	566,800	396,627
Cimarex Energy Co.	3,880	252,161
Concho Resources, Inc. (a)	1,880	157,394
ENI SpA	98,750	2,026,742

Company	Shares	U.S. $ Value
EOG Resources, Inc.	24,700	$3,252,496
Exxon Mobil Corp.	133,200	12,034,620
Gazprom OAO (Sponsored ADR)	188,330	1,237,328
KazMunaiGas Exploration Production JSC (GDR) (b)	7,360	111,136
Kinder Morgan, Inc./DE	231,100	8,816,465
LUKOIL OAO (London) (Sponsored ADR)	10,890	627,808
Marathon Petroleum Corp.	94,700	6,729,382
Noble Energy, Inc. (c)	103,000	6,184,120
NovaTek OAO (Sponsored GDR) (b)	3,090	369,255
Oasis Petroleum, Inc. (a)	4,100	159,367
Petroleo Brasileiro SA (Sponsored ADR)	94,649	1,387,554
PTT PCL	21,400	231,146
Royal Dutch Shell PLC-Class B	10,770	356,691
SM Energy Co.	2,710	162,546
Statoil ASA	46,460	959,774
Stone Energy Corp. (a)	5,620	123,809
Ultrapar Participacoes SA	5,000	119,546
Valero Energy Corp.	171,300	5,956,101
Western Refining, Inc.	8,850	248,420

		57,208,740

		77,598,890

Materials - 2.2%
Chemicals - 1.6%
Arkema SA	8,450	774,572
Axiall Corp.	4,490	191,184
Chemtura Corp. (a)	11,520	233,856
EMS-Chemie Holding AG	2,450	725,655
Essentra PLC	140,688	1,504,432
Givaudan SA (a)	410	528,315
Huntsman Corp.	14,550	240,948
Koninklijke DSM NV	23,817	1,552,710
LyondellBasell Industries NV-Class A	120,500	7,984,330
Monsanto Co.	76,624	7,570,451
Nippon Shokubai Co., Ltd.	9,000	92,060
PolyOne Corp.	11,230	278,279
Sherwin-Williams Co. (The)	20,100	3,549,660
Teijin Ltd.	162,000	354,858

		25,581,310

Construction Materials - 0.1%
China National Building Material Co., Ltd.-Class H	158,000	140,960
Grasim Industries Ltd. (GDR) (b)	1,831	84,586
Holcim Ltd. (a)	6,552	456,061
Semen Indonesia Persero Tbk PT	78,000	133,964
West China Cement Ltd.	424,000	62,379

		877,950

Containers & Packaging - 0.0%
Graphic Packaging Holding Co. (a)	20,560	159,134

Metals & Mining - 0.5%
Anglo American PLC	26,980	519,921
Antofagasta PLC	9,310	112,810

Company	Shares	U.S. $ Value
BHP Billiton PLC	65,361	$1,666,563
Commercial Metals Co.	15,550	229,674
Dowa Holdings Co., Ltd.	44,861	400,873
KGHM Polska Miedz SA	12,280	446,622
Korea Zinc Co., Ltd.	180	43,602
Koza Altin Isletmeleri AS	5,090	62,037
MMC Norilsk Nickel OJSC (ADR)	69,850	1,006,538
Reliance Steel & Aluminum Co.	3,250	213,070
Rio Tinto PLC	27,950	1,136,697
Steel Dynamics, Inc.	16,590	247,357
Ternium SA (Sponsored ADR)	4,710	106,587
Vale SA (Sponsored ADR)	111,140	1,351,463
Vale SA (Sponsored ADR)-Class B	10,400	136,760

		7,680,574

Paper & Forest Products - 0.0%
Duratex SA	15,300	87,356

		34,386,324

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	86,600	3,065,640
Nippon Telegraph & Telephone Corp.	42,700	2,225,562
Swisscom AG	4,420	1,934,946
TDC A/S	103,060	835,257
Telekomunikasi Indonesia Persero Tbk PT	154,500	172,060
Telenor ASA	54,760	1,087,699
Telstra Corp., Ltd.	179,160	778,893
Verizon Communications, Inc.	111,900	5,633,046
Vivendi SA	37,954	719,289

		16,452,392

Wireless Telecommunication Services - 0.2%
China Mobile Ltd.	14,000	145,354
Rogers Communications, Inc.-Class B	6,340	248,367
SK Telecom Co., Ltd.	890	163,676
StarHub Ltd.	139,000	457,031
Turkcell Iletisim Hizmetleri AS (a)	32,960	189,610
Vodafone Group PLC	749,490	2,147,794

		3,351,832

		19,804,224

Utilities - 0.5%
Electric Utilities - 0.3%
CLP Holdings Ltd.	85,500	691,167
EDP - Energias de Portugal SA	265,430	856,214
Electricite de France SA	77,400	1,796,189
Light SA	14,900	103,636
NV Energy, Inc.	12,570	294,892
PNM Resources, Inc.	10,730	238,099
Power Assets Holdings Ltd.	109,000	938,973

		4,919,170

Gas Utilities - 0.0%
Atmos Energy Corp.	5,650	231,989

Company	Shares	U.S. $ Value
UGI Corp.	6,750	$263,992

		495,981

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	96,435	1,474,062
China Resources Power Holdings Co., Ltd.	38,000	90,991
Huaneng Power International, Inc.-Class H	50,000	49,615

		1,614,668

Multi-Utilities - 0.1%
National Grid PLC	69,850	791,793

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	10,500	108,419
Cia de Saneamento de Minas Gerais-COPASA	8,700	141,065

		249,484

		8,071,096

Total Common Stocks (cost $828,297,532)		952,254,533

INVESTMENT COMPANIES - 13.7%
Funds and Investment Trusts - 13.7%
iShares MSCI EAFE Index Fund	502,769	28,848,885
AllianceBernstein Pooling Portfolio - Multi-Asset Real Return Portfolio	22,573,855	181,042,314

Total Investment Companies (cost $228,924,205)		209,891,199

WARRANTS - 0.4%
Financials - 0.3%
Commercial Banks - 0.1%
Bank of Baroda, JPMorgan Chase Bank, NA, expiring 9/29/14 (a)(b)	8,460	81,470
Bank of India, JPMorgan Chase Bank, NA, expiring 9/29/14 (a)(b)	19,330	75,387
BankMuscat SAOG, Citigroup Global Markets, expiring 10/28/13 (a)	26,000	39,208
Canara Bank, Deutsche Bank AG London, expiring 1/17/17 (a)	7,060	42,931
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	9,490	181,164
DGB Financial Group, Inc., JPMorgan Chase Bank, NA, expiring 6/26/17 (a)	10,670	145,005
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (a)	36,480	157,229
Punjab National Bank, Merrill Lynch Intl & Co., expiring 7/07/15 (a)	13,430	147,178
Union Bank of India, Merrill Lynch Intl & Co., expiring 7/07/15 (a)	47,470	148,947

		1,018,519

Company	Shares	U.S. $ Value
Consumer Finance - 0.1%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	183,300	$313,443
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	57,642	687,600

		1,001,043

Real Estate Management & Development - 0.0%
Aldar Properties PJSC, Deutsche Bank AG London, expiring 5/15/17 (a)	39,050	22,649
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	68,950	97,592
Sorouh Real Estate Co., Deutsche Bank AG London, expiring 5/15/17 (a)	102,980	76,205

		196,446

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	103,290	1,531,150

		3,747,158

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(b)	52,120	1,424,648

Consumer Discretionary - 0.0%
Auto Components - 0.0%
Apollo Tyres Ltd., Merrill Lynch Intl & Co., expiring 12/30/15 (a)	38,320	36,454

Automobiles - 0.0%
Kia Motors Corp., Citigroup Global Markets, expiring 1/20/15 (a)(b)	8,320	452,641

		489,095

Industrials - 0.0%
Construction & Engineering - 0.0%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(b)	11,040	262,112

Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG, London, expiring 7/05/19 (a)	56,840	109,667

		371,779

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 2/02/15 (a)	18,640	317,482

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (a)	306,509	98,083

Company	Shares	U.S. $ Value
Materials - 0.0%
Chemicals - 0.0%
United Phosphorus Ltd. Merrill Lynch Intl & Co., expiring 2/07/17 (a)	32,610	$74,537

Total Warrants (cost $6,273,715)		6,522,782

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Olam International Ltd.
6.75%, 1/29/18 (b) (cost $319,002)	$335	309,784

	Shares
SHORT-TERM INVESTMENTS - 23.2%
Investment Companies - 21.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (e) (cost $334,281,324)	334,281,324	334,281,324

	Principal Amount (000)
U.S. Treasury Bills - 1.4%
U.S. Treasury Bill Zero Coupon, 8/08/13-9/19/13 (d) (cost $20,717,347)	$20,720	20,717,347

Total Investments - 99.5% (cost $1,418,813,125) (f)		1,523,976,969
Other assets less liabilities - 0.5%		8,184,400

Net Assets - 100.0%		$1,532,161,369

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canada Govt Bond Futures	30	September 2013	$3,898,883	$3,748,502	$(150,381)
10 Yr Japan Govt Bond Futures	66	September 2013	94,901,109	94,960,678	59,569
Australian T-Bond 10 Yr Futures	21	September 2013	2,341,845	2,273,745	(68,100)
Euro STOXX 50 Futures	625	September 2013	21,536,998	21,135,533	(401,465)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	106	September 2013	$10,076,500	$9,933,611	$(142,889)
German Euro Bobl Futures	194	September 2013	31,748,003	31,615,503	(132,500)
German Euro Bund Futures	138	September 2013	25,762,858	25,420,901	(341,957)
German Euro Buxl Futures	67	September 2013	11,381,086	11,210,039	(171,047)
Hang Seng Index Futures	13	July 2013	1,670,071	1,737,205	67,134
Long Gilt Futures	127	September 2013	22,477,761	21,614,670	(863,091)
S&P 500 E Mini Futures	1,367	September 2013	110,077,606	109,312,155	(765,451)
S&P TSX 60 Index Futures	50	September 2013	6,571,438	6,587,430	15,992
SPI 200 Futures	30	September 2013	3,285,592	3,271,116	(14,476)
TOPIX Index Futures	58	September 2013	6,293,695	6,614,035	320,340
U.S. T-Note 10 Yr (CBT) Futures	101	September 2013	12,839,795	12,782,813	(56,982)
Ultra Long U.S. T-Bond Futures	28	September 2013	4,106,209	4,124,750	18,541

					$(2,626,763)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	3,133	USD	4,031	8/16/13	$(48,147)
Bank of America, NA	USD	12,938	GBP	8,529	8/16/13	30,781
Barclays Bank PLC Wholesale	EUR	12,864	USD	16,997	8/16/13	249,953
Barclays Bank PLC Wholesale	HKD	16,851	USD	2,171	8/16/13	(2,419)
Barclays Bank PLC Wholesale	KRW	5,100,822	USD	4,409	8/16/13	(45,637)
Barclays Bank PLC Wholesale	USD	8,358	EUR	6,493	8/16/13	95,269
Barclays Bank PLC Wholesale	USD	37,645	JPY	3,733,424	8/16/13	4,946
BNP Paribas SA	AUD	9,430	USD	8,798	8/16/13	202,350
BNP Paribas SA	CHF	1,898	USD	2,060	8/16/13	50,282
BNP Paribas SA	EUR	2,158	USD	2,775	8/16/13	(34,395)
BNP Paribas SA	JPY	6,071,631	USD	61,877	8/16/13	647,695
BNP Paribas SA	USD	25,536	AUD	27,612	8/16/13	(366,101)
BNP Paribas SA	USD	9,637	SEK	63,038	8/16/13	(246,794)
Canadian Imperial Bank of Commerce	USD	15,871	AUD	16,401	8/16/13	(920,437)
Citibank, NA	CHF	19,513	USD	21,000	8/16/13	333,180
Citibank, NA	USD	8,108	AUD	7,907	8/16/13	(900,352)
Citibank, NA	USD	6,596	CHF	6,395	8/16/13	177,305
Citibank, NA	USD	5,981	GBP	3,913	8/16/13	(31,054)
Credit Suisse International	CHF	5,860	USD	6,308	8/16/13	101,175
Credit Suisse International	EUR	1,372	USD	1,832	8/16/13	45,683
Credit Suisse International	GBP	29,439	USD	45,736	8/16/13	974,492
Credit Suisse International	JPY	471,576	USD	4,764	8/16/13	7,981
Credit Suisse International	USD	10,458	GBP	6,911	8/16/13	50,159
Deutsche Bank AG London	AUD	8,458	USD	8,006	8/16/13	296,033
Deutsche Bank AG London	EUR	15,667	USD	20,672	8/16/13	275,699
Deutsche Bank AG London	GBP	2,051	USD	3,083	8/16/13	(35,062)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	USD	4,533	AUD	4,882	8/16/13	$(83,281)
Deutsche Bank AG London	USD	2,112	EUR	1,632	8/16/13	12,675
Deutsche Bank AG London	USD	899	JPY	89,124	8/16/13	34
Goldman Sachs Capital Markets LP	BRL	7,593	USD	3,434	8/02/13	55,251
Goldman Sachs Capital Markets LP	AUD	9,021	USD	8,544	8/16/13	320,776
Goldman Sachs Capital Markets LP	EUR	1,531	USD	1,993	8/16/13	73
Goldman Sachs Capital Markets LP	JPY	1,522,195	USD	15,559	8/16/13	208,312
Goldman Sachs Capital Markets LP	SEK	3,647	USD	561	8/16/13	17,275
Goldman Sachs Capital Markets LP	USD	20,300	AUD	21,884	8/16/13	(352,035)
Goldman Sachs Capital Markets LP	USD	16,479	GBP	10,632	8/16/13	(313,602)
Goldman Sachs Capital Markets LP	USD	1,782	JPY	178,458	8/16/13	17,662
HSBC BankUSA	GBP	9,834	USD	15,195	8/16/13	242,812
HSBC BankUSA	HKD	50,816	USD	6,551	8/16/13	(2,020)
HSBC BankUSA	USD	1,473	CAD	1,531	8/16/13	(19,009)
JPMorgan Chase Bank, NA	CAD	938	USD	931	8/16/13	40,115
JPMorgan Chase Bank, NA	EUR	2,783	USD	3,635	8/16/13	11,632
JPMorgan Chase Bank, NA	GBP	10,723	USD	16,605	8/16/13	300,686
Morgan Stanley and Co., Inc.	USD	1,834	CAD	1,886	8/16/13	(42,281)
Morgan Stanley and Co., Inc.	USD	6,460	GBP	4,297	8/16/13	73,523
Royal Bank of Canada	CAD	2,070	USD	2,006	8/16/13	39,627
Royal Bank of Canada	USD	4,053	CAD	4,122	8/16/13	(137,412)
Royal Bank of Scotland PLC	AUD	52,827	USD	54,338	8/16/13	6,184,128
Royal Bank of Scotland PLC	EUR	62,299	USD	81,972	8/16/13	865,656
Royal Bank of Scotland PLC	JPY	368,724	USD	3,568	8/16/13	(150,622)
Royal Bank of Scotland PLC	NZD	1,779	USD	1,418	8/16/13	43,333
Royal Bank of Scotland PLC	USD	10,442	CHF	9,849	8/16/13	(10,795)
Royal Bank of Scotland PLC	USD	28,066	EUR	21,429	8/16/13	(167,305)
Royal Bank of Scotland PLC	USD	34,771	GBP	22,706	8/16/13	(246,404)
Royal Bank of Scotland PLC	USD	42,218	JPY	4,082,262	8/16/13	(1,050,607)
Royal Bank of Scotland PLC	USD	1,438	NZD	1,779	8/16/13	(63,524)
Societe Generale	USD	2,761	AUD	2,734	8/16/13	(269,050)
Societe Generale	USD	13,588	JPY	1,399,489	8/16/13	525,008
Standard Chartered Bank	GBP	1,314	USD	2,008	8/16/13	10,533
Standard Chartered Bank	HKD	21,189	USD	2,731	8/16/13	(1,353)
Standard Chartered Bank	JPY	4,799,242	USD	49,239	8/16/13	841,323
Standard Chartered Bank	USD	7,210	EUR	5,508	8/16/13	(39,561)
State Street Bank & Trust Co.	CHF	5,370	USD	5,717	8/16/13	29,073
State Street Bank & Trust Co.	USD	39,704	EUR	30,302	8/16/13	(254,388)
State Street Bank & Trust Co.	USD	1,219	SEK	8,097	8/16/13	(12,507)
UBS AG	AUD	44,473	USD	42,081	8/16/13	1,541,602
UBS AG	EUR	638	USD	840	8/16/13	9,868
UBS AG	SEK	3,290	USD	489	8/16/13	(890)
UBS AG	USD	37,947	AUD	39,290	8/16/13	(2,132,961)
UBS AG	USD	17,861	CHF	17,292	8/16/13	453,656
UBS AG	USD	25,603	EUR	19,931	8/16/13	345,515

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	USD	2,481	AUD	2,591	8/16/13	$(119,261)

						$7,633,865

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Emerging Markets Index	42,477	0.64%	$16,458	12/23/13	UBS AG	$(279,850)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $9,871,172 or 0.6% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $48,665,698.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $33,424,728.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $148,504,268 and gross unrealized depreciation of investments was $(43,340,424), resulting in net unrealized appreciation of $105,163,844.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East

FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$133,609,303		$50,067,821		$	– 0	–	$183,677,124
Consumer Discretionary	136,985,746		37,108,899			– 0	–	174,094,645
Information Technology	129,992,326		13,861,816			– 0	–	143,854,142
Health Care	107,807,520		14,836,632			– 0	–	122,644,152
Industrials	76,079,604		23,984,628			– 0	–	100,064,232
Consumer Staples	65,180,876		22,878,828			– 0	–	88,059,704
Energy	69,684,650		7,914,240			– 0	–	77,598,890
Materials	23,586,647		10,799,677			– 0	–	34,386,324
Telecommunication Services	9,782,310		10,021,914			– 0	–	19,804,224
Utilities	2,856,154		5,214,942			– 0	–	8,071,096
Investment Companies	209,891,199		– 0	–		– 0	–	209,891,199
Warrants	98,083		– 0	–		6,424,699		6,522,782
Corporates - Non-Investment Grades	– 0	–	– 0	–		309,784		309,784
Short-Term Investments:
Investment Companies	334,281,324		– 0	–		– 0	–	334,281,324
U.S. Treasury Bills	– 0	–	20,717,347			– 0	–	20,717,347

Total Investments in Securities	1,299,835,742		217,406,744	+		6,734,483		1,523,976,969
Other Financial Instruments*:
Assets:
Futures Contracts	94,102		387,474			– 0	–	481,576
Forward Currency Exchange Contracts	– 0	–	15,733,131			– 0	–	15,733,131
Liabilities:
Futures Contracts	(2,549,509)		(558,830)			– 0	–	(3,108,339)
Forward Currency Exchange Contracts	– 0	–	(8,096,266)			– 0	–	(8,096,266)
Total Return Swap Contracts	– 0	–	(279,850)			– 0	–	(279,850)

Total^	$1,297,380,335		$224,592,403			$6,734,483		$1,528,707,221

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Corporates - Non- Investment Grades			Total
Balance as of 9/30/12	$10,615,830		$	– 0	–	$10,615,830
Accrued discounts/(premiums)	– 0	–		1,757		1,757
Realized gain (loss)	(236,970)			7,854		(229,116)
Change in unrealized appreciation/depreciation	330,618			(9,218)		321,400
Purchases	5,044,240			562,597		5,606,837
Sales	(9,329,019)			(253,206)		(9,582,225)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/13	$6,424,699			$309,784		$6,734,483

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$255,433			$(9,218)		$246,215

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 49.1%
Australia - 1.5%
Australia Government Bond
Series 122
5.25%, 3/15/19	AUD	7,940	$8,021,590
Series 132
5.50%, 1/21/18		7,040	7,106,548

			15,128,138

Austria - 3.3%
Austria Government Bond
1.95%, 6/18/19 (a)	EUR	25,155	33,839,882

Belgium - 2.0%
Belgium Government Bond
Series 67
3.00%, 9/28/19		14,885	20,770,308

Czech Republic - 0.6%
Czech Republic Government Bond
Series 41
4.60%, 8/18/18	CZK	115,000	6,585,551

Denmark - 1.9%
Denmark Government Bond
3.00%, 11/15/21	DKK	98,467	19,192,344

Finland - 2.2%
Finland Government Bond
3.375%, 4/15/20	EUR	15,300	22,374,768

Germany - 4.9%
Bundesrepublik Deutschland
1.50%, 2/15/23		6,120	7,824,298
2.00%, 1/04/22		5,125	6,956,203
3.00%, 7/04/20		12,784	18,746,947
Series 2007
4.25%, 7/04/39		9,473	16,562,362

			50,089,810

Japan - 11.0%
Japan Government Five Year Bond
Series 110
0.30%, 3/20/18	JPY	1,559,850	15,734,102
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17		4,783,300	51,149,811
Series 327
0.80%, 12/20/22		1,415,300	14,237,678
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42		378,950	3,970,554
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		585,300	6,481,899
Series 128
1.90%, 6/20/31		410,950	4,342,670
Series 144
1.50%, 3/20/33		487,350	4,756,842

	Principal Amount (000)		U.S. $ Value
Series 76
1.90%, 3/20/25		1,071,400	$11,887,695

			112,561,251

Netherlands - 1.4%
Netherlands Government Bond
2.25%, 7/15/22 (a)	EUR	8,198	10,959,037
3.75%, 1/15/23 (a)		2,604	3,906,393

			14,865,430

New Zealand - 0.3%
New Zealand Government Bond
Series 423
5.50%, 4/15/23	NZD	3,545	3,043,098

Norway - 0.1%
Norway Government Bond
Series 474
3.75%, 5/25/21	NOK	8,404	1,522,622

United Kingdom - 4.7%
United Kingdom Gilt
2.00%, 1/22/16	GBP	1,351	2,125,858
3.75%, 9/07/19		12,592	21,496,168
4.25%, 12/07/46		3,775	6,523,359
4.50%, 12/07/42		3,995	7,194,578
5.00%, 3/07/25		5,640	10,570,518

			47,910,481

United States - 15.2%
U.S. Treasury Bonds
6.125%, 11/15/27	U.S.$	6,236	8,556,964
U.S. Treasury Notes
0.25%, 5/31/15		3,745	3,738,416
1.00%, 5/31/18		15,090	14,830,633
1.50%, 6/30/16		7,177	7,350,260
1.50%, 3/31/19 (b)		36,233	36,032,016
2.00%, 2/15/23		8,873	8,539,474
2.375%, 6/30/18		20,039	21,003,377
3.75%, 11/15/18		24,672	27,580,607
4.50%, 5/15/17 (b)		24,434	27,673,411

			155,305,158

Total Governments - Treasuries (cost $523,359,537)			503,188,841

CORPORATES - INVESTMENT GRADES - 8.3%
Industrial - 4.7%
Basic - 0.1%
Air Products & Chemicals, Inc.
2.75%, 2/03/23		1,400	1,337,353
EI du Pont de Nemours & Co.
3.25%, 1/15/15		250	260,049

			1,597,402

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.5%
Caterpillar Financial Services Corp.
2.85%, 6/01/22	U.S.$	1,751	$1,673,788
General Dynamics Corp.
3.875%, 7/15/21		1,525	1,593,506
John Deere Capital Corp.
2.80%, 1/27/23		1,870	1,773,373

			5,040,667

Communications - Media - 0.2%
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)		1,850	1,800,525

Communications - Telecommunications - 0.5%
AT&T, Inc.
3.00%, 2/15/22		1,775	1,705,814
Verizon Communications, Inc.
4.60%, 4/01/21		1,354	1,467,758
Vodafone Group PLC
2.50%, 9/26/22		1,930	1,711,327

			4,884,899

Consumer Cyclical - Automotive - 0.4%
American Honda Finance Corp.
Series E
6.25%, 7/16/13 (a)	EUR	1,550	2,021,770
Toyota Motor Credit Corp.
3.30%, 1/12/22	U.S.$	1,785	1,772,105

			3,793,875

Consumer Cyclical - Entertainment - 0.2%
Walt Disney Co. (The)
2.75%, 8/16/21		1,625	1,599,549

Consumer Cyclical - Other - 0.1%
NIKE, Inc.
2.25%, 5/01/23		1,620	1,491,291

Consumer Cyclical - Restaurants - 0.2%
McDonald’s Corp.
1.875%, 5/29/19		1,905	1,876,842

Consumer Cyclical - Retailers - 0.1%
Wal-Mart Stores, Inc.
4.25%, 4/15/21		1,435	1,565,064

Consumer Non-Cyclical - 0.9%
Baxter International, Inc.
2.40%, 8/15/22		1,630	1,505,751
4.25%, 3/15/20		257	279,970
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14		235	242,274
Kimberly-Clark Corp.
3.875%, 3/01/21		1,285	1,367,742
Novartis Capital Corp.
2.90%, 4/24/15		255	265,804
Pepsico, Inc.
4.00%, 3/05/42		1,785	1,610,802

	Principal Amount (000)		U.S. $ Value
Pfizer, Inc.
3.00%, 6/15/23	U.S.$	1,845	$1,789,440
Philip Morris International, Inc.
2.50%, 8/22/22		1,940	1,791,070
Roche Holdings, Inc.
Series E
5.50%, 3/04/15 (a)	GBP	10	16,349

			8,869,202

Energy - 1.0%
BP Capital Markets PLC
3.245%, 5/06/22	U.S.$	1,885	1,829,327
ConocoPhillips
4.60%, 1/15/15		235	249,168
ConocoPhillips Co.
1.05%, 12/15/17		1,550	1,495,797
National Oilwell Varco, Inc.
2.60%, 12/01/22		1,512	1,417,789
Occidental Petroleum Corp.
1.50%, 2/15/18		1,712	1,673,480
Schlumberger Finance BV
5.25%, 9/05/13	EUR	185	242,842
Schlumberger Norge AS
4.20%, 1/15/21 (a)	U.S.$	745	795,634
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		506	540,390
Shell International Finance BV
1.125%, 8/21/17		1,940	1,897,731
3.25%, 9/22/15		250	263,888

			10,406,046

Technology - 0.5%
Apple, Inc.
2.40%, 5/03/23		1,551	1,438,497
EMC Corp.
3.375%, 6/01/23		1,835	1,801,076
Microsoft Corp.
2.125%, 11/15/22		1,835	1,671,056
Oracle Corp.
5.75%, 4/15/18		230	267,635

			5,178,264

			48,103,626

Financial Institutions - 2.8%
Banking - 2.2%
BB&T Corp.
1.60%, 8/15/17		1,945	1,902,103
BNP Paribas SA
2.375%, 9/14/17		1,935	1,915,650
Citigroup, Inc.
4.50%, 1/14/22		2,440	2,542,063
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		1,830	2,018,514
HSBC Holdings PLC
4.00%, 3/30/22		1,850	1,894,073
JPMorgan Chase & Co.

	Principal Amount (000)		U.S. $ Value
4.50%, 1/24/22	U.S.$	2,420	$2,534,035
Lloyds TSB Bank PLC
4.20%, 3/28/17		2,180	2,323,727
Murray Street Investment Trust I
4.647%, 3/09/17		182	192,690
Nordea Bank AB
3.125%, 3/20/17 (a)		1,821	1,873,955
PNC Funding Corp.
3.30%, 3/08/22		1,810	1,739,884
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		934	879,798
Svenska Handelsbanken AB
2.875%, 4/04/17		1,850	1,909,792
Vesey Street Investment Trust I
4.404%, 9/01/16		474	504,760

			22,231,044

Finance - 0.3%
General Electric Capital Corp.
2.30%, 4/27/17		2,600	2,635,906

Insurance - 0.3%
Berkshire Hathaway, Inc.
3.40%, 1/31/22		1,800	1,805,530
UnitedHealth Group, Inc.
4.375%, 3/15/42		1,800	1,663,691

			3,469,221

			28,336,171

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
CNOOC Finance 2013 Ltd.
1.75%, 5/09/18		456	436,171
Qtel International Finance Ltd.
3.875%, 1/31/28 (a)		480	420,000
Statoil ASA
1.15%, 5/15/18		1,862	1,800,526
Temasek Financial I Ltd.
2.375%, 1/23/23 (a)		2,330	2,069,769

			4,726,466

Utility - 0.4%
Electric - 0.3%
Duke Energy Progress, Inc.
2.80%, 5/15/22		1,900	1,823,443
Southern California Edison Co.
3.875%, 6/01/21		632	671,672
Series 13-A
3.90%, 3/15/43		1,105	1,007,518

			3,502,633

Natural Gas - 0.1%
GDF Suez
1.625%, 10/10/17 (a)		677	666,723

			$4,169,356

	Principal Amount (000)		U.S. $ Value
Total Corporates - Investment Grades (cost $86,662,916)			85,335,619

GOVERNMENTS - SOVEREIGN AGENCIES - 6.2%
Australia - 0.9%
Suncorp-Metway Ltd.
Series E
4.00%, 1/16/14 (a)	GBP	6,256	9,685,951

Canada - 0.6%
Canada Housing Trust No 1
3.35%, 12/15/20 (a)	CAD	4,155	4,153,973
4.10%, 12/15/18 (a)		2,340	2,434,850

			6,588,823

Germany - 1.1%
Kreditanstalt fuer Wiederaufbau
2.05%, 2/16/26		828,000	9,428,689
Landwirtschaftliche Rentenbank
Series E
3.75%, 2/11/16	EUR	1,201	1,694,703

			11,123,392

Japan - 2.6%
Development Bank of Japan, Inc.
2.30%, 3/19/26	JPY	840,000	9,724,300
Japan Finance Organization for Municipalities
1.90%, 6/22/18		1,500,000	16,344,586

			26,068,886

Netherlands - 0.6%
Fortis Bank Nederland NV
Series E
3.375%, 5/19/14	EUR	1,419	1,897,088
ING Bank NV
Series E
3.375%, 3/03/14		2,665	3,541,354
LeasePlan Corp. NV
Series E
3.25%, 5/22/14		463	618,593

			6,057,035

South Korea - 0.1%
Korea Development Bank (The)
3.25%, 3/09/16	U.S.$	1,229	1,267,221

United Kingdom - 0.3%
Network Rail Infrastructure Finance PLC
Series E
4.40%, 3/06/16	CAD	2,760	2,759,405

Total Governments - Sovereign Agencies (cost $70,411,145)			63,550,713

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 4.7%
Funds and Investment Trusts - 4.7%
AllianceBernstein Pooling Portfolios - Multi-Asset Real Return Portfolio		3,910,770	$31,364,376
iShares MSCI EAFE Index Fund		70,313	4,034,560
iShares MSCI Emerging Markets Index Fund		327,742	12,641,009

Total Investment Companies (cost $52,227,181)			48,039,945

	Principal Amount (000)
AGENCIES - 1.7%
Agency Debentures - 1.7%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19	U.S.$	7,500	7,383,435
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		11,270	9,630,057

Total Agencies (cost $16,103,270)			17,013,492

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Non-Agency Fixed Rate CMBS - 1.2%
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.939%, 3/15/49		1,991	2,193,729
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class A2
2.122%, 3/10/46		3,670	3,673,967
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,105	2,316,821
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		574	541,277
Series 2012-C4, Class A5
2.85%, 12/10/45		1,150	1,063,948
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.914%, 5/15/43		2,076	2,300,894

			12,090,636

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(c)		1,094	1,067,448

Total Commercial Mortgage-Backed Securities (cost $13,591,216)			13,158,084

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Non-Agency Fixed Rate - 0.6%
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2
3.00%, 3/25/43 (a)		3,199	3,167,610
Sequoia Mortgage Trust
Series 2013-6, Class A1

	Principal Amount (000)		U.S. $ Value
2.50%, 5/25/43	U.S.$	3,680	$3,403,674

Total Collateralized Mortgage Obligations (cost $6,928,149)			6,571,284

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.6%
Canada - 0.6%
Province of British Columbia
3.25%, 12/18/21	CAD	3,237	3,138,631
Province of Manitoba Canada
3.85%, 12/01/21		2,950	2,968,625
Province of Ontario Canada
4.25%, 12/11/13	EUR	350	463,687

Total Local Governments - Provincial Bonds (cost $6,791,446)			6,570,943

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a) (cost $1,848,411)	U.S.$	1,850	1,860,532

COVERED BONDS - 0.2%
Canada - 0.2%
Bank of Nova Scotia
1.75%, 3/22/17 (a) (cost $1,798,508)		1,800	1,825,200

	Shares
SHORT-TERM INVESTMENTS - 25.8%
Investment Companies - 23.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $244,609,752)		244,609,752	244,609,752

	Principal Amount (000)
U.S. Treasury Bills - 1.9%
U.S. Treasury Bill
Zero Coupon, 9/12/13	U.S.$	9,000	8,999,203
Zero Coupon, 8/08/13 (b)		10,050	10,048,854

Total U.S. Treasury Bills (cost $19,048,057)			19,048,057

Total Short-Term Investments (cost $263,657,809)			263,657,809

U.S. $ Value
Total Investments - 98.7% (cost $1,043,379,588) (e)	$1,010,772,462
Other assets less liabilities - 1.3% (f)	13,102,753

Net Assets - 100.0%	$1,023,875,215

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Govt Bond Futures	4	September 2013	$5,745,540	$5,755,193	$9,653
Euro STOXX 50 Futures	577	September 2013	20,065,016	19,512,324	(552,692)
FTSE 100 Index Futures	100	September 2013	9,554,880	9,371,331	(183,549)
Hang Seng Index Futures	13	July 2013	1,670,444	1,737,205	66,761
Russell 2000 Mini Futures	46	September 2013	4,507,581	4,483,620	(23,961)
S&P 500 E Mini Futures	2,711	September 2013	220,853,912	216,785,115	(4,068,797)
S&P Mid Cap 400 E Mini Futures	51	September 2013	5,940,537	5,905,290	(35,247)
S&P TSX 60 Index Futures	37	September 2013	4,925,362	4,874,698	(50,664)
SPI 200 Futures	35	September 2013	3,827,503	3,816,303	(11,200)
TOPIX Index Futures	76	September 2013	8,300,040	8,666,667	366,627
Sold Contracts
German Euro Bobl Futures	41	September 2013	6,692,920	6,681,628	11,292
U.S. Long Bond (CBT) Futures	96	September 2013	13,670,952	13,041,000	629,952
U.S. T-Note 2 Yr (CBT) Futures	3	September 2013	660,511	660,000	511
U.S. T-Note 5 Yr Futures	11	September 2013	1,348,685	1,331,516	17,169
U.S. T-Note 10 Yr (CBT) Futures	184	September 2013	23,989,450	23,287,500	701,950
UK Long Gilt Futures	4	September 2013	711,189	680,777	30,412

					$(3,091,783)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,882	GBP	1,900	8/16/13	$6,857
Barclays Bank PLC Wholesale	EUR	4,152	USD	5,486	8/16/13	80,675
Barclays Bank PLC Wholesale	USD	2,175	EUR	1,690	8/16/13	24,797
Barclays Bank PLC Wholesale	USD	9,495	JPY	942,451	8/16/13	8,981

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	MXN	91,419	USD	7,378	7/11/13	$328,180
BNP Paribas SA	JPY	1,087,208	USD	11,168	8/16/13	204,344
BNP Paribas SA	USD	6,193	AUD	6,697	8/16/13	(88,794)
Canadian Imperial Bank of Commerce	USD	3,637	AUD	3,759	8/16/13	(210,958)
Citibank, NA	NZD	3,940	USD	3,136	7/26/13	88,190
Citibank, NA	GBP	39,200	USD	60,418	8/07/13	811,279
Citibank, NA	CHF	4,808	USD	5,170	8/16/13	77,931
Citibank, NA	USD	4,885	AUD	4,764	8/16/13	(542,466)
Citibank, NA	USD	2,013	GBP	1,317	8/16/13	(10,452)
Credit Suisse International	CHF	1,160	USD	1,249	8/16/13	20,028
Credit Suisse International	EUR	1,029	USD	1,374	8/16/13	34,262
Credit Suisse International	GBP	8,006	USD	12,438	8/16/13	265,015
Deutsche Bank AG London	CAD	16,924	USD	16,350	7/18/13	263,837
Deutsche Bank AG London	JPY	14,706,758	USD	145,657	7/19/13	(2,636,103)
Deutsche Bank AG London	CZK	138,398	USD	7,215	7/22/13	289,842
Deutsche Bank AG London	AUD	1,705	USD	1,560	8/16/13	5,672
Deutsche Bank AG London	EUR	3,870	USD	5,106	8/16/13	68,102
Deutsche Bank AG London	USD	1,499	EUR	1,158	8/16/13	8,994
Goldman Sachs Capital Markets LP	USD	2,500	NOK	14,622	7/11/13	(93,775)
Goldman Sachs Capital Markets LP	JPY	423,724	USD	4,331	8/16/13	57,987
Goldman Sachs Capital Markets LP	USD	3,754	AUD	4,065	8/16/13	(48,247)
Goldman Sachs Capital Markets LP	USD	9,532	GBP	6,150	8/16/13	(181,401)
HSBC BankUSA	GBP	2,452	USD	3,789	8/16/13	60,543
JPMorgan Chase Bank, NA	USD	1,234	GBP	798	8/07/13	(20,153)
JPMorgan Chase Bank, NA	GBP	652	USD	1,023	8/16/13	31,479
JPMorgan Chase Bank, NA	USD	1,172	GBP	767	8/16/13	(5,605)
Morgan Stanley & Co., Inc.	CAD	1,195	USD	1,183	8/16/13	48,358
Morgan Stanley & Co., Inc.	USD	1,885	GBP	1,254	8/16/13	21,456
Royal Bank of Canada	USD	5,780	MXN	76,175	7/11/13	94,650
Royal Bank of Canada	USD	4,933	CAD	5,017	8/16/13	(167,248)
Royal Bank of Scotland PLC	DKK	111,846	USD	19,421	7/11/13	(99,741)
Royal Bank of Scotland PLC	NOK	49,133	USD	8,375	7/11/13	288,867
Royal Bank of Scotland PLC	USD	1,380	MXN	18,054	7/11/13	12,298
Royal Bank of Scotland PLC	AUD	16,840	USD	15,933	7/25/13	558,261
Royal Bank of Scotland PLC	EUR	114,978	USD	150,441	8/07/13	757,804
Royal Bank of Scotland PLC	AUD	13,983	USD	14,383	8/16/13	1,636,903
Royal Bank of Scotland PLC	EUR	16,552	USD	21,787	8/16/13	238,074
Royal Bank of Scotland PLC	USD	5,131	CHF	4,808	8/16/13	(39,031)
Royal Bank of Scotland PLC	USD	7,154	EUR	5,462	8/16/13	(42,644)
Royal Bank of Scotland PLC	USD	7,233	GBP	4,724	8/16/13	(50,116)
Royal Bank of Scotland PLC	USD	11,644	JPY	1,141,403	8/16/13	(133,688)
Societe Generale	USD	3,207	JPY	330,261	8/16/13	123,894
Standard Chartered Bank	JPY	1,247,460	USD	12,799	8/16/13	218,684
Standard Chartered Bank	USD	2,968	EUR	2,267	8/16/13	(16,283)
State Street Bank & Trust Co.	USD	4,328	NOK	25,099	7/11/13	(197,059)
State Street Bank & Trust Co.	CHF	192	USD	206	8/16/13	3,130
State Street Bank & Trust Co.	USD	198	CHF	192	8/16/13	5,824
State Street Bank & Trust Co.	USD	12,317	EUR	9,399	8/16/13	(80,875)
UBS AG	USD	2,310	EUR	1,761	8/07/13	(18,146)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	AUD	10,158	USD	9,612	8/16/13	$352,114
UBS AG	USD	9,161	AUD	9,540	8/16/13	(464,748)
UBS AG	USD	4,654	CHF	4,369	8/16/13	(27,055)
UBS AG	USD	6,456	EUR	5,026	8/16/13	87,129

						$2,009,853

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI AC World Daily TR Net Ex USA USD	139,757	0.39%	$25,034	5/15/14	Deutsche Bank AG	$(894,406)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $83,105,991 or 8.1% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $13,846,394.
(c)	Variable rate coupon, rate shown as of June 30, 2013.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,694,022 and gross unrealized depreciation of investments was $(38,301,148), resulting in net unrealized depreciation of $(32,607,126).
(f)	An amount of U.S. $13,461,795 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruny
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

AC	-	All Country
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
EAFE	-	Europe, Australia, and Far East
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
TOPIX	-	Tokyo Stock Exchange

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

COUNTRY BREAKDOWN*

June 30, 2013 (unaudited)

55.7%	United States
14.2%	Japan
6.1%	Germany
5.8%	United Kingdom
3.3%	Austria
2.5%	Australia
2.3%	Netherlands
2.2%	Finland
2.0%	Belgium
1.9%	Denmark
1.5%	Canada
0.6%	Czech Republic
0.4%	Sweden
0.3%	Norway
1.2%	Other

100.0%	Total Investments

*	All data are as of June 30, 2013. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: China, France, New Zealand, Qatar, Singapore, South Korea and Switzerland.

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$503,188,841		$	– 0	–	$503,188,841
Corporates - Investment Grades		– 0	–	85,335,619			– 0	–	85,335,619
Governments - Sovereign Agencies		– 0	–	63,550,713			– 0	–	63,550,713
Investment Companies		48,039,945		– 0	–		– 0	–	48,039,945
Agencies		– 0	–	17,013,492			– 0	–	17,013,492
Commercial Mortgage-Backed Securities		– 0	–	13,158,084			– 0	–	13,158,084
Collateralized Mortgage Obligations		– 0	–	– 0	–		6,571,284		6,571,284
Local Governments - Provincial Bonds		– 0	–	6,570,943			– 0	–	6,570,943
Quasi-Sovereigns		– 0	–	1,860,532			– 0	–	1,860,532
Covered Bonds		– 0	–	1,825,200			– 0	–	1,825,200
Short-Term Investments:
Investment Companies		244,609,752		– 0	–		– 0	–	244,609,752
U.S. Treasury Bills		– 0	–	19,048,057			– 0	–	19,048,057

Total Investments in Securities		292,649,697		711,551,481			6,571,284		1,010,772,462
Other Financial Instruments*:
Assets:
Futures		1,400,939		433,388			– 0	–	1,834,327
Forward Currency Exchange Contracts		– 0	–	7,311,606			– 0	–	7,311,606
Liabilities:
Futures		(4,178,669)		(747,441)			– 0	–	(4,926,110)
Forward Currency Exchange Contracts		– 0	–	(5,301,753)			– 0	–	(5,301,753)
Total Return Swaps		– 0	–	(894,406)			– 0	–	(894,406)

Total^		$289,871,967		$712,352,875			$6,571,284		$1,008,796,126

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations			Total
Balance as of 9/30/12	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		(293)			(293)
Realized gain (loss)		(6,640)			(6,640)
Change in unrealized appreciation/depreciation		(356,866)			(356,866)
Purchases		7,274,196			7,274,196
Sales		(339,113)			(339,113)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/13		$6,571,284			$6,571,284

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13		$(356,866)			$(356,866)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 72.3%
Financials - 13.9%
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	47,660	$7,813,380
Credit Suisse Group AG (a)	95,467	2,527,401
Deutsche Bank AG (REG)	57,040	2,391,847
E*Trade Financial Corp. (a)	41,230	521,972
Goldman Sachs Group, Inc. (The)	85,200	12,886,500
Lazard Ltd.-Class A	16,470	529,511
Macquarie Group Ltd.	130,710	4,985,394
Stifel Financial Corp. (a)	12,790	456,219
UBS AG (a)	448,853	7,618,753

		39,730,977

Commercial Banks - 3.5%
Associated Banc-Corp	27,820	432,601
Banco do Brasil SA	396,500	3,928,839
Banco Santander Brasil SA/Brazil (ADR)	65,750	408,965
Bangkok Bank PCL (NVDR)	125,400	818,572
Bank Hapoalim BM (a)	224,640	1,013,797
Bank Mandiri Persero Tbk PT	975,500	879,839
Barclays PLC	432,090	1,840,159
CapitalSource, Inc.	48,300	453,054
China Construction Bank Corp.-Class H	2,121,000	1,490,465
CIT Group, Inc. (a)	392,800	18,316,264
Comerica, Inc.	16,060	639,670
Credicorp Ltd.	6,180	790,793
DGB Financial Group, Inc.	10,500	142,714
First Niagara Financial Group, Inc.	64,400	648,508
First Republic Bank/CA	11,040	424,819
Grupo Financiero Banorte SAB de CV-Class O	114,464	683,739
Grupo Financiero Santander Mexico SAB de CV (ADR) (a)	35,640	506,444
Hang Seng Bank Ltd.	98,000	1,443,208
HDFC Bank Ltd. (ADR)	18,460	668,990
HSBC Holdings PLC	422,319	4,371,905
Huntington Bancshares, Inc./OH	86,700	683,196
Iberiabank Corp.	9,230	494,820
Industrial & Commercial Bank of China Ltd.-Class H	2,779,000	1,741,688
Itausa - Investimentos Itau SA (a)	5,218	19,082
Itausa - Investimentos Itau SA (Preference Shares)	200,970	743,049
Kasikornbank PCL (NVDR)	89,400	545,811
KB Financial Group, Inc.	15,920	472,150
KB Financial Group, Inc. (ADR)	81,110	2,403,289
Komercni Banka AS	2,600	482,651
Lloyds Banking Group PLC (a)	1,161,570	1,115,468
Mitsubishi UFJ Financial Group, Inc.	904,900	5,588,544
National Australia Bank Ltd.	122,550	3,314,971
Popular, Inc. (a)	23,040	698,803
Resona Holdings, Inc.	274,300	1,335,894
Sberbank of Russia (Sponsored ADR)	275,933	3,167,711
Seven Bank Ltd.	722,600	2,619,484
Shinhan Financial Group Co., Ltd.	990	32,460
Signature Bank/New York NY (a)	6,730	558,725
Societe Generale SA	108,805	3,744,575

Company	Shares	U.S. $ Value
State Bank of India (Sponsored GDR) (b)	5,470	$365,943
Sumitomo Mitsui Financial Group, Inc.	87,400	4,000,561
Susquehanna Bancshares, Inc.	28,170	361,985
SVB Financial Group (a)	7,000	583,240
Turkiye Halk Bankasi AS	71,880	609,038
Webster Financial Corp.	11,160	286,589
Wells Fargo & Co. (c)	756,800	31,233,136
Westpac Banking Corp.	43,090	1,131,322
Zions Bancorporation	25,390	733,263

		108,970,793

Consumer Finance - 1.4%
AEON Financial Service Co., Ltd.	38,300	1,084,939
American Express Co.	185,400	13,860,504
Capital One Financial Corp.	260,800	16,380,848
Discover Financial Services	287,200	13,682,208

		45,008,499

Diversified Financial Services - 2.9%
Bank of America Corp.	1,865,700	23,992,902
BM&FBovespa SA	18,100	99,368
Citigroup, Inc. (c)	512,400	24,579,828
IG Group Holdings PLC	320,891	2,833,731
ING Groep NV (a)	511,360	4,673,361
IntercontinentalExchange, Inc. (a)	137,600	24,459,776
JPMorgan Chase & Co.	142,300	7,512,017
ORIX Corp.	242,300	3,306,599

		91,457,582

Insurance - 3.8%
Admiral Group PLC	238,597	4,806,285
Aegon NV	531,966	3,568,990
AIA Group Ltd.	1,440,800	6,070,087
Allianz SE	3,590	524,001
American International Group, Inc. (a)	443,500	19,824,450
Aspen Insurance Holdings Ltd.	17,800	660,202
BB Seguridade Participacoes SA (a)	275,700	2,169,669
Berkshire Hathaway, Inc.-Class B (a)	104,500	11,695,640
Chubb Corp. (The)	143,600	12,155,740
Everest Re Group Ltd.	105,700	13,557,082
Fidelity National Financial, Inc.-Class A	464,220	11,053,078
Genworth Financial, Inc.-Class A (a)	469,390	5,355,740
Gjensidige Forsikring ASA	101,610	1,496,935
Insurance Australia Group Ltd.	218,120	1,082,682
Lancashire Holdings Ltd.	220,376	2,657,685
PartnerRe Ltd.	111,000	10,052,160
Prudential PLC	304,290	4,966,856
Reinsurance Group of America, Inc.-Class A	6,890	476,168
Suncorp Group Ltd.	262,730	2,853,531
Topdanmark A/S (a)	103,090	2,623,799
Torchmark Corp.	9,690	631,207
Tryg A/S	18,550	1,528,258
Unum Group	19,670	577,708
Validus Holdings Ltd.	17,250	623,070

		121,011,023

Company	Shares	U.S. $ Value
Real Estate Investment Trusts (REITs) - 0.2%
BioMed Realty Trust, Inc.	18,190	$367,984
Camden Property Trust	4,410	304,907
GLP J-Reit	1,312	1,281,572
LTC Properties, Inc.	12,041	470,201
Medical Properties Trust, Inc.	29,420	421,294
Mexico Real Estate Management SA de CV (a)	581,150	1,255,818
Mid-America Apartment Communities, Inc.	4,470	302,932
Plum Creek Timber Co., Inc.	8,950	417,697
RLJ Lodging Trust	29,160	655,808
Stockland	560,980	1,784,962

		7,263,175

Real Estate Management & Development - 0.8%
BR Malls Participacoes SA	37,000	330,809
China Overseas Land & Investment Ltd.	216,000	559,582
Country Garden Holdings Co., Ltd.	1,224,000	631,376
Daito Trust Construction Co., Ltd.	22,100	2,082,255
Daiwa House Industry Co., Ltd.	63,000	1,173,502
Evergrande Real Estate Group Ltd. (a)	5,632,000	2,078,622
Global Logistic Properties Ltd.	3,885,000	8,403,521
Hang Lung Properties Ltd.	1,454,000	5,036,407
KWG Property Holding Ltd.	300,000	155,920
LPN Development PCL	207,400	161,159
LPS Brasil Consultoria de Imoveis SA	22,200	183,860
Mitsubishi Estate Co., Ltd.	153,000	4,073,453
Realogy Holdings Corp. (a)	9,836	472,521
Shimao Property Holdings Ltd.	147,500	290,904
Supalai PCL	203,700	116,250

		25,750,141

		439,192,190

Consumer Discretionary - 13.2%
Auto Components - 0.4%
Cie Generale des Etablissements Michelin-Class B	47,778	4,272,112
Dana Holding Corp.	23,790	458,195
GKN PLC	557,650	2,552,583
Lear Corp.	9,950	601,577
Nokian Renkaat Oyj	37,392	1,521,527
Tenneco, Inc. (a)	10,310	466,837
TRW Automotive Holdings Corp. (a)	10,880	722,867
Valeo SA	43,070	2,702,600
Xingda International Holdings Ltd.	206,000	87,179

		13,385,477

Automobiles - 1.7%
Ford Motor Co.	1,330,500	20,582,835
Harley-Davidson, Inc.	163,150	8,943,883
Honda Motor Co., Ltd.	79,800	2,964,525
Kia Motors Corp.	52,660	2,843,757
Mazda Motor Corp. (a)	663,000	2,621,128
Nissan Motor Co., Ltd.	295,900	2,965,690
Tata Motors Ltd. (Sponsored ADR)	22,870	536,073
Thor Industries, Inc.	12,640	621,635
Toyota Motor Corp.	139,800	8,432,431

Company	Shares	U.S. $ Value
Volkswagen AG (Preference Shares)	19,346	$3,907,575

		54,419,532

Distributors - 0.0%
Dah Chong Hong Holdings Ltd.	500,000	395,846
LKQ Corp. (a)	30,540	786,405

		1,182,251

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	397,200	2,873,063
K12, Inc. (a)	17,855	469,051
Kroton Educacional SA	136,700	1,892,425

		5,234,539

Hotels, Restaurants & Leisure - 1.9%
Ajisen China Holdings Ltd.	319,000	248,147
Chipotle Mexican Grill, Inc.-Class A (a)	20,050	7,305,217
Galaxy Entertainment Group Ltd. (a)	496,000	2,399,777
McDonald’s Corp.	105,700	10,464,300
Melco Crown Entertainment Ltd. (ADR) (a)	117,160	2,619,698
Melco International Development Ltd.	976,000	1,836,303
MGM China Holdings Ltd.	147,200	390,618
MGM Resorts International (a)	44,710	660,814
Norwegian Cruise Line Holdings Ltd. (a)	18,219	552,218
Orient-Express Hotels Ltd.-Class A (a)	10,892	132,447
Panera Bread Co.-Class A (a)	3,570	663,806
Royal Caribbean Cruises Ltd.	14,460	482,096
Sands China Ltd.	621,600	2,920,674
Sodexo	77,250	6,435,355
Starbucks Corp.	231,800	15,180,582
Tatts Group Ltd.	499,650	1,443,325
Whitbread PLC	38,539	1,792,820
William Hill PLC	277,591	1,861,488
Yum! Brands, Inc.	9,910	687,159

		58,076,844

Household Durables - 0.4%
Brookfield Incorporacoes SA (a)	237,500	162,850
Even Construtora e Incorporadora SA	110,700	395,401
Meritage Homes Corp. (a)	13,970	605,739
Newell Rubbermaid, Inc.	11,030	289,538
NVR, Inc. (a)	510	470,220
PulteGroup, Inc. (a)	464,340	8,808,530
Rossi Residencial SA (a)	112,600	148,360
Sony Corp.	77,900	1,645,732

		12,526,370

Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	64,500	17,911,005
Ctrip.com International Ltd. (ADR) (a)	6,400	208,832
HomeAway, Inc. (a)	17,370	561,746
NetFlix, Inc. (a)	1,180	249,086
priceline.com, Inc. (a)	19,000	15,715,470

Company	Shares	U.S. $ Value
Shutterfly, Inc. (a)	11,552	$644,486

		35,290,625

Media - 3.9%
British Sky Broadcasting Group PLC	211,560	2,548,652
CBS Corp.-Class B	257,200	12,569,364
Cineplex, Inc.	16,740	587,022
Comcast Corp.-Class A	362,100	15,164,748
Gannett Co., Inc.	13,050	319,203
Kabel Deutschland Holding AG	6,750	741,158
Liberty Media Corp.-Class A (a)	65,700	8,328,132
Naspers Ltd.	83,475	6,161,429
National CineMedia, Inc.	27,647	466,958
Reed Elsevier PLC	148,190	1,685,242
Regal Entertainment Group-Class A	38,190	683,601
Starz-Class A (a)	65,700	1,451,970
Television Broadcasts Ltd.	116,000	800,609
Thomson Reuters Corp.	54,010	1,762,502
Time Warner Cable, Inc.-Class A	121,200	13,632,576
Time Warner, Inc.	280,000	16,189,600
Viacom, Inc.-Class B	221,400	15,066,270
Walt Disney Co. (The)	361,500	22,828,725
Wolters Kluwer NV	118,580	2,511,697

		123,499,458

Multiline Retail - 0.7%
El Puerto de Liverpool SAB de CV	39,080	462,387
Macy’s, Inc.	350,000	16,800,000
Myer Holdings Ltd.	395,880	859,976
Next PLC	26,960	1,867,524
SACI Falabella	39,330	425,775

		20,415,662

Specialty Retail - 2.3%
Belle International Holdings Ltd.	642,000	877,664
Cabela’s, Inc. (a)	10,660	690,342
CarMax, Inc. (a)	14,570	672,551
Chow Tai Fook Jewellery Group Ltd.	434,543	451,525
Dick’s Sporting Goods, Inc.	10,780	539,647
Five Below, Inc. (a)	8,476	311,578
Francesca’s Holdings Corp. (a)	19,110	531,067
GameStop Corp.-Class A	162,510	6,830,295
Home Depot, Inc. (The)	310,000	24,015,700
Lumber Liquidators Holdings, Inc. (a)	8,660	674,354
Men’s Wearhouse, Inc. (The)	20,590	779,331
Mr. Price Group Ltd.	37,320	508,699
Nitori Holdings Co., Ltd.	32,050	2,580,315
Office Depot, Inc. (a)	123,570	478,216
PetSmart, Inc.	92,800	6,216,672
Restoration Hardware Holdings, Inc. (a)	6,878	515,850
Shimamura Co., Ltd.	13,900	1,687,351
TJX Cos., Inc.	405,900	20,319,354
Tractor Supply Co.	6,080	715,069
Yamada Denki Co., Ltd.	81,450	3,297,852
Zhongsheng Group Holdings Ltd.	404,000	442,994

		73,136,426

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.6%
Alpargatas SA (Preference Shares)	27,500	$175,499
Cie Financiere Richemont SA (Johannesburg)	111,000	986,096
Cie Financiere Richemont SA (SWX Europe)	67,880	5,986,216
Daphne International Holdings Ltd.	282,000	239,989
Hugo Boss AG	9,430	1,036,914
Jones Group, Inc. (The)	43,610	599,638
Li & Fung Ltd.	3,084,000	4,195,573
LVMH Moet Hennessy Louis Vuitton SA	11,100	1,802,133
Samsonite International SA	701,800	1,687,363
Shenzhou International Group Holdings Ltd.	129,000	371,682
Under Armour, Inc.-Class A (a)	8,430	503,355

		17,584,458

		414,751,642

Information Technology - 10.9%
Communications Equipment - 0.5%
Aruba Networks, Inc. (a)	9,900	152,064
Ciena Corp. (a)	29,020	563,568
Cisco Systems, Inc.	577,800	14,046,318
Harris Corp.	7,170	353,123
JDS Uniphase Corp. (a)	42,050	604,679

		15,719,752

Computers & Peripherals - 1.9%
Apple, Inc. (c)(d)	70,200	27,804,816
Fujitsu Ltd.	604,000	2,498,742
Hewlett-Packard Co. (c)	1,127,400	27,959,520
Lite-On Technology Corp. (a)	216,000	377,559
Toshiba Corp.	433,000	2,075,616
Wistron Corp. (a)	392,000	395,257

		61,111,510

Electronic Equipment, Instruments & Components - 0.3%
Anixter International, Inc. (a)	6,150	466,232
Arrow Electronics, Inc. (a)	18,560	739,616
AU Optronics Corp. (Sponsored ADR) (a)	80,040	276,938
Avnet, Inc. (a)	19,200	645,120
Flextronics International Ltd. (a)	41,190	318,811
Innolux Corp. (a)	498,000	245,909
Insight Enterprises, Inc. (a)	24,980	443,145
Jabil Circuit, Inc.	26,540	540,885
Ju Teng International Holdings Ltd.	246,000	114,948
LG Display Co., Ltd. (a)	14,070	335,708
LG Display Co., Ltd. (ADR) (a)	276,642	3,283,740
TTM Technologies, Inc. (a)	41,000	344,400
Vishay Intertechnology, Inc. (a)	45,150	627,134

		8,382,586

Internet Software & Services - 2.0%
Baidu, Inc. (Sponsored ADR) (a)	34,856	3,294,938
CoStar Group, Inc. (a)	6,475	835,728

Company	Shares	U.S. $ Value
eBay, Inc. (a)	280,600	$14,512,632
Google, Inc.-Class A (a)(c)	33,600	29,580,432
LinkedIn Corp.-Class A (a)	39,700	7,078,510
Pandora Media, Inc. (a)	26,210	482,264
Telecity Group PLC	226,661	3,492,859
Tencent Holdings Ltd.	54,700	2,135,883

		61,413,246

IT Services - 3.3%
Amdocs Ltd.	312,000	11,572,080
Cognizant Technology Solutions Corp.-Class A (a)	345,400	21,625,494
Convergys Corp.	23,700	413,091
Fidelity National Information Services, Inc.	277,100	11,870,964
Fiserv, Inc. (a)	185,300	16,197,073
International Business Machines Corp.	112,700	21,538,097
MAXIMUS, Inc.	6,240	464,755
Otsuka Corp.	9,600	1,070,685
SCSK Corp.	24,100	463,667
Sonda SA	212,010	617,606
Visa, Inc.-Class A	104,100	19,024,275

		104,857,787

Semiconductors & Semiconductor Equipment - 1.1%
Advanced Semiconductor Engineering, Inc. (a)	898,000	747,538
Amkor Technology, Inc. (a)	34,095	143,540
Applied Materials, Inc.	862,400	12,858,384
Atmel Corp. (a)	65,950	484,732
Cavium, Inc. (a)	15,700	555,309
Cree, Inc. (a)	8,189	522,950
Entegris, Inc. (a)	55,150	517,858
Fairchild Semiconductor International, Inc. (a)	37,490	517,362
King Yuan Electronics Co., Ltd.	477,000	349,864
Lam Research Corp. (a)	13,170	583,958
Micron Technology, Inc. (a)	32,400	464,292
MKS Instruments, Inc.	13,110	347,939
Samsung Electronics Co., Ltd.	110	128,571
Samsung Electronics Co., Ltd. (GDR) (b)	15,570	5,994,121
Samsung Electronics Co., Ltd. (GDR) (London) (b)	4,160	2,417,568
Sumco Corp.	200,200	2,192,962
SunEdison, Inc. (a)	73,580	601,149
Taiwan Semiconductor Manufacturing Co., Ltd.	481,000	1,741,265
Teradyne, Inc. (a)	32,660	573,836
Tokyo Electron Ltd.	30,600	1,547,120
Veeco Instruments, Inc. (a)	13,644	483,270

		33,773,588

Software - 1.8%
ANSYS, Inc. (a)	190,890	13,954,059
Aspen Technology, Inc. (a)	11,442	329,415
Cadence Design Systems, Inc. (a)	53,246	771,002
Citrix Systems, Inc. (a)	216,220	13,044,553
Dassault Systemes SA	4,460	545,133
Electronic Arts, Inc. (a)	340,390	7,818,758

Company	Shares	U.S. $ Value
Informatica Corp. (a)	8,040	$281,239
Microsoft Corp.	366,700	12,662,151
Nintendo Co., Ltd.	8,600	1,012,555
Oracle Corp. Japan	28,800	1,192,869
SAP AG	54,167	3,955,435
ServiceNow, Inc. (a)	17,249	696,687
Tableau Software, Inc.-Class A (a)	2,963	164,210

		56,428,066

		341,686,535

Health Care - 9.2%
Biotechnology - 1.9%
Actelion Ltd. (a)	71,200	4,288,922
Biogen Idec, Inc. (a)(d)	137,100	29,503,920
BioMarin Pharmaceutical, Inc. (a)	7,250	404,477
Celgene Corp. (a)	47,000	5,494,770
Clovis Oncology, Inc. (a)	1,547	103,618
Cubist Pharmaceuticals, Inc. (a)	6,890	332,787
Gilead Sciences, Inc. (a)	206,100	10,554,381
Isis Pharmaceuticals, Inc. (a)	4,819	129,487
Onyx Pharmaceuticals, Inc. (a)	7,790	676,328
Pharmacyclics, Inc. (a)	3,540	281,324
Quintiles Transnational Holdings, Inc. (a)	10,295	438,155
Vertex Pharmaceuticals, Inc. (a)	80,000	6,389,600

		58,597,769

Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (a)	9,220	341,509
Becton Dickinson and Co.	167,800	16,583,674
Coloplast A/S-Class B	23,010	1,288,423
HeartWare International, Inc. (a)	4,825	458,906
Intuitive Surgical, Inc. (a)	38,200	19,351,356
Medtronic, Inc.	338,500	17,422,595
Sirona Dental Systems, Inc. (a)	5,680	374,198

		55,820,661

Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)	19,289	637,887
Catamaran Corp. (a)	4,800	233,856
Health Net, Inc./CA (a)	164,880	5,246,481
LifePoint Hospitals, Inc. (a)	13,690	668,620
Mednax, Inc. (a)	4,680	428,594
Odontoprev SA	48,800	201,205
Patterson Cos., Inc. (d)	167,100	6,282,960
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	189,100	353,501
Sonic Healthcare Ltd.	74,250	1,008,705
Suzuken Co., Ltd./Aichi Japan	35,400	1,191,392
Universal Health Services, Inc.-Class B	9,980	668,261
WellCare Health Plans, Inc. (a)	4,878	270,973

Company	Shares	U.S. $ Value
WellPoint, Inc. (d)	381,300	$31,205,592

		48,398,027

Life Sciences Tools & Services - 0.1%
Eurofins Scientific (a)	21,279	4,490,349
ICON PLC (a)	16,495	584,418

		5,074,767

Pharmaceuticals - 3.9%
Akorn, Inc. (a)	29,186	394,595
Allergan, Inc./United States (d)	246,200	20,739,888
Aspen Pharmacare Holdings Ltd. (a)	6,030	138,616
AstraZeneca PLC	32,190	1,521,904
GlaxoSmithKline PLC	341,800	8,543,708
Jazz Pharmaceuticals PLC (a)	7,590	521,661
Johnson & Johnson (d)	290,600	24,950,916
Merck & Co., Inc.	176,300	8,189,135
Novartis AG	42,750	3,028,006
Orion Oyj-Class B	66,430	1,556,590
Pfizer, Inc.	1,458,000	40,838,580
Pharmstandard OJSC (GDR) (a)(b)	19,560	408,217
Richter Gedeon Nyrt	3,150	470,865
Roche Holding AG	33,420	8,294,748
Sanofi	19,060	1,970,433

		121,567,862

		289,459,086

Industrials - 7.8%
Aerospace & Defense - 1.7%
Boeing Co. (The)	186,500	19,105,060
European Aeronautic Defence and Space Co. NV	75,018	4,013,517
Hexcel Corp. (a)	22,090	752,164
Precision Castparts Corp. (c)	104,500	23,618,045
QinetiQ Group PLC	192,970	529,874
Safran SA	44,300	2,312,743
TransDigm Group, Inc.	3,837	601,526
Zodiac Aerospace	19,550	2,588,653

		53,521,582

Air Freight & Logistics - 0.0%
Credit Suisse/Nassau (b)	151,189	335,171
Expeditors International of Washington, Inc.	11,840	450,038

		785,209

Airlines - 0.4%
Delta Air Lines, Inc. (a)	380,100	7,111,671
Japan Airlines Co., Ltd.	44,700	2,301,184
Qantas Airways Ltd. (a)	1,165,190	1,431,187
Turk Hava Yollari	202,032	784,950

		11,628,992

Company	Shares	U.S. $ Value
Building Products - 0.0%
Ply Gem Holdings, Inc. (a)	3,778	$75,787

Commercial Services & Supplies - 0.3%
Aggreko PLC	32,621	815,345
Avery Dennison Corp.	12,900	551,604
Edenred	46,392	1,420,508
Steelcase, Inc.-Class A	36,110	526,484
Stericycle, Inc. (a)	60,187	6,646,450

		9,960,391

Construction & Engineering - 0.1%
COMSYS Holdings Corp.	176,100	2,248,300
Granite Construction, Inc.	17,910	533,001
Tutor Perini Corp. (a)	18,330	331,590

		3,112,891

Electrical Equipment - 0.9%
AMETEK, Inc.	107,971	4,567,173
Eaton Corp. PLC	270,000	17,768,700
EnerSys, Inc.	5,230	256,479
General Cable Corp.	17,400	535,050
Sumitomo Electric Industries Ltd.	354,200	4,216,412

		27,343,814

Industrial Conglomerates - 1.1%
Alliance Global Group, Inc. (a)	453,300	243,702
Bidvest Group Ltd.	19,770	489,820
Carlisle Cos., Inc.	8,830	550,197
Danaher Corp.	317,600	20,104,080
General Electric Co. (d)	595,300	13,805,007
SM Investments Corp.	9,070	223,425

		35,416,231

Machinery - 1.0%
Actuant Corp.-Class A	13,950	459,932
Chart Industries, Inc. (a)	6,490	610,644
FANUC Corp.	14,100	2,040,649
IDEX Corp.	10,740	577,919
Illinois Tool Works, Inc.	281,000	19,436,770
Joy Global, Inc.	9,730	472,197
Komatsu Ltd.	131,900	3,037,912
Lincoln Electric Holdings, Inc.	12,640	723,893
Middleby Corp. (a)	3,440	585,110
Terex Corp. (a)	20,430	537,309
Timken Co.	11,990	674,797
Valmont Industries, Inc.	4,790	685,401

		29,842,533

Marine - 0.0%
Kirby Corp. (a)	9,590	762,789

Professional Services - 0.9%
51job, Inc. (ADR) (a)	730	49,283
Bureau Veritas SA	248,624	6,438,207
Capita PLC	554,640	8,152,652

Company	Shares	U.S. $ Value
Intertek Group PLC	174,830	$7,771,469
Qualicorp SA (a)	12,300	93,710
Robert Half International, Inc.	16,090	534,671
SGS SA	1,623	3,484,452

		26,524,444

Road & Rail - 0.9%
Con-way, Inc.	16,570	645,567
East Japan Railway Co.	16,100	1,253,104
Genesee & Wyoming, Inc.-Class A (a)	8,257	700,524
Globaltrans Investment PLC (Sponsored GDR) (b)	30,501	419,084
Localiza Rent a Car SA	38,525	545,067
Nippon Express Co., Ltd.	327,000	1,552,790
Tokyu Corp.	203,000	1,329,194
Union Pacific Corp.	149,500	23,064,860

		29,510,190

Trading Companies & Distributors - 0.5%
Aircastle Ltd.	30,120	481,619
Mitsubishi Corp.	132,800	2,268,714
United Rentals, Inc. (a)	15,140	755,637
WW Grainger, Inc.	52,000	13,113,360

		16,619,330

Transportation Infrastructure - 0.0%
Jiangsu Expressway Co., Ltd.-Class H	482,000	497,160

		245,601,343

Consumer Staples - 6.8%
Beverages - 0.2%
Anheuser-Busch InBev NV	31,540	2,839,645
Asahi Group Holdings Ltd.	90,400	2,239,365
Cia Cervecerias Unidas SA	30,913	441,440
Heineken Holding NV	24,030	1,346,801

		6,867,251

Food & Staples Retailing - 2.3%
Bizim Toptan Satis Magazalari AS	10,622	172,725
Brasil Pharma SA (a)	56,300	253,828
Costco Wholesale Corp. (d)	78,600	8,690,802
Jeronimo Martins SGPS SA	201,232	4,241,272
Koninklijke Ahold NV	216,890	3,225,793
Kroger Co. (The) (c)	669,600	23,127,984
Lawson, Inc.	11,800	900,450
Magnit OJSC (Sponsored GDR) (b)	12,590	720,148
Olam International Ltd.	4,160,183	5,354,880
Shoppers Drug Mart Corp.	25,440	1,173,670
Shoprite Holdings Ltd.	12,300	231,048
Sugi Holdings Co., Ltd.	32,700	1,243,739
Tsuruha Holdings, Inc.	8,900	841,241
Wal-Mart Stores, Inc.	264,000	19,665,360
WM Morrison Supermarkets PLC	485,980	1,934,418

		71,777,358

Food Products - 2.2%
AVI Ltd.	129,130	776,605

Company	Shares	U.S. $ Value
Campbell Soup Co.	172,700	$7,735,233
ConAgra Foods, Inc.	508,300	17,754,919
Dole Food Co., Inc. (a)	33,650	429,037
Green Mountain Coffee Roasters, Inc. (a)	9,500	713,070
Gruma SAB de CV-Class B (a)	28,350	128,869
JBS SA	80,200	230,391
JM Smucker Co. (The)	153,700	15,854,155
Kraft Foods Group, Inc.	274,700	15,347,489
MHP SA (GDR) (b)	31,150	529,550
NongShim Co., Ltd.	990	229,138
Tyson Foods, Inc.-Class A (d)	319,000	8,191,920
Unilever PLC	30,521	1,235,556

		69,155,932

Household Products - 0.2%
Henkel AG & Co. KGaA	69,738	5,461,875
Kimberly-Clark de Mexico SAB de CV-Class A	66,190	217,101
LG Household & Health Care Ltd.	4,024	1,960,072

		7,639,048

Tobacco - 1.9%
Altria Group, Inc.	214,400	7,501,856
British American Tobacco PLC	229,959	11,794,489
Gudang Garam Tbk PT	74,000	376,227
Imperial Tobacco Group PLC	97,840	3,392,563
Japan Tobacco, Inc.	259,900	9,173,825
Philip Morris International, Inc. (c)	201,200	17,427,944
Reynolds American, Inc.	182,500	8,827,525

		58,494,429

		213,934,018

Energy - 5.8%
Energy Equipment & Services - 1.5%
Aker Solutions ASA	152,030	2,075,514
AMEC PLC	134,508	2,057,191
Bristow Group, Inc.	6,690	436,991
Diamond Offshore Drilling, Inc.	227,700	15,663,483
Eurasia Drilling Co., Ltd. (GDR) (b)	6,092	227,414
FMC Technologies, Inc. (a)	7,025	391,152
Helix Energy Solutions Group, Inc. (a)	26,330	606,643
Helmerich & Payne, Inc.	8,230	513,964
National Oilwell Varco, Inc.	91,800	6,325,020
Oceaneering International, Inc.	8,590	620,198
Oil States International, Inc. (a)	4,667	432,351
Schlumberger Ltd. (d)	187,700	13,450,582
Seadrill Ltd.	55,620	2,240,171
Technip SA	30,681	3,118,179

		48,158,853

Oil, Gas & Consumable Fuels - 4.3%
Afren PLC (a)	127,580	251,499
Banpu PCL	5,050	39,241
BG Group PLC	13,444	228,468
Bill Barrett Corp. (a)	21,520	435,134
Chevron Corp.	99,700	11,798,498

Company	Shares	U.S. $ Value
China Petroleum & Chemical Corp.-Class H	1,440,400	$1,007,941
Cimarex Energy Co.	9,220	599,208
Concho Resources, Inc. (a)	4,410	369,205
ENI SpA	251,290	5,157,468
EOG Resources, Inc.	44,100	5,807,088
Exxon Mobil Corp. (c)	309,200	27,936,220
Gazprom OAO (Sponsored ADR)	479,200	3,148,344
KazMunaiGas Exploration Production JSC (GDR) (b)	18,690	282,219
Kinder Morgan, Inc./DE	538,600	20,547,590
LUKOIL OAO (London) (Sponsored ADR)	27,650	1,594,023
Marathon Petroleum Corp.	214,400	15,235,264
Noble Energy, Inc. (d)	252,400	15,154,096
NovaTek OAO (Sponsored GDR) (b)	7,840	935,675
Oasis Petroleum, Inc. (a)	9,600	373,152
Petroleo Brasileiro SA (Sponsored ADR)	240,655	3,528,002
PTT PCL	54,300	586,507
Royal Dutch Shell PLC-Class B	27,380	906,796
SM Energy Co.	6,330	379,673
Statoil ASA	118,120	2,440,131
Stone Energy Corp. (a)	12,980	285,949
Teekay Corp.	7,380	299,849
Ultrapar Participacoes SA	12,800	306,039
Valero Energy Corp.	390,900	13,591,593
Western Refining, Inc.	20,840	584,979

		133,809,851

		181,968,704

Materials - 2.6%
Chemicals - 1.9%
Arkema SA	21,530	1,973,555
Axiall Corp.	10,630	452,625
Chemtura Corp. (a)	27,060	549,318
EMS-Chemie Holding AG	6,230	1,845,237
Essentra PLC	358,148	3,829,817
Givaudan SA (a)	1,030	1,327,231
Huntsman Corp.	34,200	566,352
Koninklijke DSM NV	60,581	3,949,478
LyondellBasell Industries NV-Class A	278,100	18,426,906
Monsanto Co.	155,060	15,319,928
Nippon Shokubai Co., Ltd.	21,000	214,806
PolyOne Corp.	26,290	651,466
Sherwin-Williams Co. (The)	48,900	8,635,740
Teijin Ltd.	427,000	935,335

		58,677,794

Construction Materials - 0.1%
China National Building Material Co., Ltd.-Class H	404,000	360,428
Grasim Industries Ltd. (GDR) (b)	4,754	219,620
Holcim Ltd. (a)	16,684	1,161,311
Semen Indonesia Persero Tbk PT	198,000	340,064
West China Cement Ltd.	1,078,000	158,596

		2,240,019

Company	Shares	U.S. $ Value
Containers & Packaging - 0.0%
Graphic Packaging Holding Co. (a)	48,340	$374,152

Metals & Mining - 0.6%
Anglo American PLC	68,720	1,324,276
Antofagasta PLC	23,630	286,327
BHP Billiton PLC	166,241	4,238,783
Commercial Metals Co.	36,470	538,662
Dowa Holdings Co., Ltd.	144,000	1,286,767
KGHM Polska Miedz SA	31,220	1,135,467
Korea Zinc Co., Ltd.	470	113,850
Koza Altin Isletmeleri AS	12,940	157,714
MMC Norilsk Nickel OJSC (ADR)	177,510	2,557,919
Reliance Steel & Aluminum Co.	7,610	498,912
Rio Tinto PLC	71,100	2,891,562
Steel Dynamics, Inc.	38,910	580,148
Ternium SA (Sponsored ADR)	11,980	271,107
Vale SA (Sponsored ADR)	256,730	3,121,837
Vale SA (Sponsored ADR)-Class B	23,490	308,893

		19,312,224

Paper & Forest Products - 0.0%
Duratex SA	39,000	222,672

		80,826,861

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	181,800	6,435,720
Nippon Telegraph & Telephone Corp.	108,500	5,655,116
Swisscom AG	11,230	4,916,163
TDC A/S	262,050	2,123,803
Telekomunikasi Indonesia Persero Tbk PT	393,000	437,668
Telenor ASA	139,230	2,765,527
Telstra Corp., Ltd.	455,760	1,981,403
Verizon Communications, Inc.	256,000	12,887,040
Vivendi SA	110,771	2,099,289

		39,301,729

Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	36,000	373,767
Rogers Communications, Inc.-Class B	16,110	631,104
SK Telecom Co., Ltd.	2,270	417,466
StarHub Ltd.	354,000	1,163,948
Turkcell Iletisim Hizmetleri AS (a)	83,790	482,021
Vodafone Group PLC	1,884,920	5,401,567

		8,469,873

		47,771,602

Utilities - 0.6%
Electric Utilities - 0.4%
CLP Holdings Ltd.	217,500	1,758,232
EDP - Energias de Portugal SA	675,770	2,179,872
Electricite de France SA	196,780	4,566,592
Light SA	37,800	262,915
NV Energy, Inc.	29,520	692,539
PNM Resources, Inc.	25,130	557,635

Company	Shares	U.S. $ Value
Power Assets Holdings Ltd.	277,000	$2,386,197

		12,403,982

Gas Utilities - 0.0%
Atmos Energy Corp.	13,290	545,687
UGI Corp.	15,840	619,503

		1,165,190

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	244,630	3,739,302
China Resources Power Holdings Co., Ltd.	104,000	249,029
Huaneng Power International, Inc.-Class H	126,000	125,030

		4,113,361

Multi-Utilities - 0.1%
National Grid PLC	181,900	2,061,949

Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	26,400	272,595
Cia de Saneamento de Minas Gerais-COPASA	22,200	359,960

		632,555

		20,377,037

Total Common Stocks (cost $1,946,003,681)		2,275,569,018

INVESTMENT COMPANIES - 2.4%
Funds and Investment Trusts - 2.4%
iShares MSCI EAFE Index Fund	969,107	55,607,359
SPDR S&P 500 ETF Trust	112,466	17,995,685

Total Investment Companies (cost $77,132,053)		73,603,044

WARRANTS - 0.5%
Financials - 0.3%
Commercial Banks - 0.1%
Bank of Baroda, JPMorgan Chase Bank, NA, expiring 9/29/14 (a)(b)	21,510	207,141
Bank of India, JPMorgan Chase Bank, NA, expiring 9/29/14 (a)(b)	49,150	191,685
BankMuscat SAOG, Citigroup Global Markets, expiring 10/28/13 (a)	66,000	99,528
Canara Bank, Deutsche Bank AG London, expiring 1/17/17 (a)	17,920	108,970
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (a)	24,090	459,878
DGB Financial Group, Inc., JPMorgan Chase Bank, NA, expiring 6/26/17 (a)	27,100	368,289
First Gulf Bank PJSC, Merrill Lynch Intl & Co., expiring 8/21/15 (a)	92,770	399,839
Punjab National Bank, Merrill Lynch Intl & Co., expiring 7/07/15 (a)	34,100	373,698

Company	Shares	U.S. $ Value
Union Bank of India, Merrill Lynch Intl & Co., expiring 7/07/15 (a)	120,680	$378,658

		2,587,686

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	262,800	3,895,695
Consumer Finance - 0.1%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 5/22/18 (a)	458,289	783,674
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	146,566	1,748,357

		2,532,031

Real Estate Management & Development - 0.0%
Aldar Properties PJSC, Deutsche Bank AG London, expiring 5/15/17 (a)	99,260	57,571
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	175,310	248,133
Sorouh Real Estate Co., Deutsche Bank AG London, expiring 5/15/17 (a)	261,820	193,747

		499,451

		9,514,863

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(b)	134,600	3,679,156

Consumer Discretionary - 0.1%
Automobiles - 0.1%
Kia Motors Corp., Citigroup Global Markets, expiring 1/20/15 (a)(b)	21,120	1,149,013

Auto Components - 0.0%
Apollo Tyres Ltd., Merrill Lynch Intl & Co., expiring 12/30/15 (a)	97,280	92,542

		1,241,555

Industrials - 0.0%
Construction & Engineering - 0.0%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(b)	27,147	644,524

Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG, London, expiring 7/05/19 (a)	144,480	278,760

		923,284

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 2/02/15 (a)	47,370	806,820

Company	Shares	U.S. $ Value
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd. , expiring 1/29/18 (a)	769,529	$246,249

Materials - 0.0%
Chemicals - 0.0%
United Phosphorus Ltd., Merrill Lynch Intl & Co., expiring 2/07/17 (a)	82,800	189,256

Total Warrants (cost $16,422,049)		16,601,183

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.0%
Consumer Staples - 0.0%
Olam International Ltd.
6.75%, 1/29/18 (b) (cost $803,016)	$842	779,813

	Shares
SHORT-TERM INVESTMENTS - 24.0%
Investment Companies - 23.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (e) (cost $728,042,037)	728,042,037	728,042,037

	Principal Amount (000)
U.S. Treasury Bills - 0.9%
U.S. Treasury Bill
Zero Coupon, 7/05/13	$2,000	1,999,983
Zero Coupon, 8/08/13 (c)	26,330	26,326,999

Total U.S. Treasury Bills (cost $28,326,982)		28,326,982

Total Short-Term Investments (cost $756,369,019)		756,369,019

Total Investments - 99.2% (cost $2,796,729,818) (f)		3,122,922,077
Other assets less liabilities - 0.8%		24,680,897

Net Assets - 100.0%		$3,147,602,974

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	1,442	September 2013	$49,553,949	$48,763,902	$(790,047)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	209	September 2013	$19,855,130	$19,586,081	$(269,049)
Hang Seng Index Futures	21	July 2013	2,698,410	2,806,254	107,844
MSCI Emerging Market Mini Futures	726	September 2013	33,853,414	33,893,310	39,896
S&P 500 E Mini Futures	2,939	September 2013	236,858,505	235,017,135	(1,841,370)
S&P TSX 60 Index Futures	106	September 2013	14,099,255	13,965,351	(133,904)
SPI 200 Futures	73	September 2013	7,949,437	7,959,717	10,280
TOPIX Index Futures	98	September 2013	10,634,175	11,175,439	541,264
U.S. Long Bond (CBT) Futures	184	September 2013	25,303,099	24,995,250	(307,849)
U.S. Note 10 Yr (CBT) Futures	2,073	September 2013	265,168,548	262,364,063	(2,804,485)
Ultra Long U.S. T-Bond Futures	46	September 2013	6,845,037	6,776,375	(68,662)

					$(5,516,082)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	6,883	USD	8,855	8/16/13	$(105,775)
Bank of America, NA	USD	25,673	GBP	16,925	8/16/13	61,081
Barclays Bank PLC Wholesale	AUD	825	USD	788	8/16/13	36,375
Barclays Bank PLC Wholesale	EUR	26,146	USD	34,547	8/16/13	508,028
Barclays Bank PLC Wholesale	HKD	42,895	USD	5,525	8/16/13	(6,157)
Barclays Bank PLC Wholesale	JPY	458,691	USD	4,505	8/16/13	(120,870)
Barclays Bank PLC Wholesale	KRW	13,268,356	USD	11,470	8/16/13	(118,711)
Barclays Bank PLC Wholesale	USD	18,997	EUR	14,758	8/16/13	216,538
Barclays Bank PLC Wholesale	USD	79,888	JPY	7,924,519	8/16/13	26,605
BNP Paribas SA	AUD	18,850	USD	17,611	8/16/13	428,562
BNP Paribas SA	CHF	2,224	USD	2,414	8/16/13	58,919
BNP Paribas SA	EUR	5,371	USD	6,907	8/16/13	(85,606)
BNP Paribas SA	JPY	13,625,879	USD	138,620	8/16/13	1,209,778
BNP Paribas SA	USD	45,494	AUD	49,193	8/16/13	(652,239)
BNP Paribas SA	USD	24,504	SEK	160,285	8/16/13	(627,516)
Canadian Imperial Bank of Commerce	USD	31,893	AUD	32,959	8/16/13	(1,849,685)
Citibank, NA	CHF	35,550	USD	38,228	8/16/13	576,218
Citibank, NA	USD	8,755	AUD	8,538	8/16/13	(972,203)
Citibank, NA	USD	17,721	CHF	17,182	8/16/13	476,379
Citibank, NA	USD	18,787	GBP	12,204	8/16/13	(231,343)
Credit Suisse International	CHF	12,012	USD	12,930	8/16/13	207,392
Credit Suisse International	EUR	3,911	USD	5,222	8/16/13	130,222
Credit Suisse International	GBP	58,340	USD	90,637	8/16/13	1,931,175
Credit Suisse International	JPY	1,268,250	USD	12,811	8/16/13	21,465
Credit Suisse International	USD	27,073	GBP	17,891	8/16/13	129,851
Deutsche Bank AG London	AUD	19,270	USD	18,362	8/16/13	797,069
Deutsche Bank AG London	EUR	31,143	USD	41,093	8/16/13	548,037
Deutsche Bank AG London	GBP	4,566	USD	6,865	8/16/13	(78,055)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	USD	15,995	AUD	16,805	8/16/13	$(676,134)
Deutsche Bank AG London	USD	5,493	CAD	5,606	8/16/13	(168,305)
Deutsche Bank AG London	USD	4,037	GBP	2,634	8/16/13	(31,608)
Deutsche Bank AG London	USD	2,501	JPY	247,998	8/16/13	95
Goldman Sachs Capital Markets LP	BRL	19,874	USD	8,989	8/02/13	144,614
Goldman Sachs Capital Markets LP	AUD	22,572	USD	21,329	8/16/13	753,651
Goldman Sachs Capital Markets LP	EUR	2,934	USD	3,820	8/16/13	139
Goldman Sachs Capital Markets LP	JPY	3,027,362	USD	30,944	8/16/13	414,294
Goldman Sachs Capital Markets LP	USD	38,825	AUD	41,790	8/16/13	(731,317)
Goldman Sachs Capital Markets LP	USD	19,572	GBP	12,627	8/16/13	(372,447)
Goldman Sachs Capital Markets LP	USD	5,308	JPY	531,555	8/16/13	52,609
HSBC BankUSA	GBP	19,534	USD	30,184	8/16/13	482,316
HSBC BankUSA	HKD	131,838	USD	16,995	8/16/13	(5,611)
HSBC BankUSA	USD	8,518	CAD	8,852	8/16/13	(109,909)
HSBC BankUSA	USD	1,450	HKD	11,245	8/16/13	109
JPMorgan Chase Bank, NA	CAD	2,493	USD	2,475	8/16/13	106,616
JPMorgan Chase Bank, NA	EUR	4,330	USD	5,659	8/16/13	21,318
JPMorgan Chase Bank, NA	GBP	27,167	USD	42,068	8/16/13	760,906
JPMorgan Chase Bank, NA	USD	5,861	EUR	4,396	8/16/13	(138,340)
Morgan Stanley & Co., Inc.	USD	13,869	GBP	9,225	8/16/13	157,842
Royal Bank of Canada	CAD	3,846	USD	3,727	8/16/13	73,626
Royal Bank of Scotland PLC	EUR	124,419	USD	163,695	8/16/13	1,714,754
Royal Bank of Scotland PLC	JPY	675,227	USD	6,533	8/16/13	(275,826)
Royal Bank of Scotland PLC	NZD	4,199	USD	3,346	8/16/13	102,279
Royal Bank of Scotland PLC	USD	18,900	CHF	17,882	8/16/13	38,968
Royal Bank of Scotland PLC	USD	59,196	EUR	45,198	8/16/13	(352,880)
Royal Bank of Scotland PLC	USD	73,191	GBP	47,796	8/16/13	(517,249)
Royal Bank of Scotland PLC	USD	91,579	JPY	8,813,090	8/16/13	(2,703,476)
Royal Bank of Scotland PLC	USD	3,394	NZD	4,199	8/16/13	(149,938)
Societe Generale	USD	5,363	AUD	5,310	8/16/13	(522,551)
Societe Generale	USD	30,232	JPY	3,113,651	8/16/13	1,168,063
Standard Chartered Bank	GBP	2,425	USD	3,707	8/16/13	19,439
Standard Chartered Bank	HKD	56,083	USD	7,228	8/16/13	(3,580)
Standard Chartered Bank	JPY	9,729,674	USD	99,824	8/16/13	1,705,643
Standard Chartered Bank	USD	15,545	EUR	11,875	8/16/13	(85,291)
State Street Bank & Trust Co.	CHF	14,958	USD	15,923	8/16/13	80,982
State Street Bank & Trust Co.	SEK	3,408	USD	522	8/16/13	14,252
State Street Bank & Trust Co.	USD	77,512	EUR	59,165	8/16/13	(485,870)
UBS AG	AUD	78,022	USD	73,825	8/16/13	2,704,537
UBS AG	EUR	1,703	USD	2,243	8/16/13	26,341
UBS AG	USD	79,032	AUD	81,596	8/16/13	(4,654,348)
UBS AG	USD	35,224	CHF	33,170	8/16/13	(93,387)
UBS AG	USD	49,495	EUR	38,531	8/16/13	667,957
Westpac Banking Corp.	AUD	106,545	USD	109,568	8/16/13	12,447,415
Westpac Banking Corp.	USD	5,447	AUD	5,688	8/16/13	(261,812)

						$13,834,420

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $25,150,114 or 0.8% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $162,378,042.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $84,442,595.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $389,398,871 and gross unrealized depreciation of investments was $(63,206,612), resulting in net unrealized appreciation of $326,192,259.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$310,660,352		$128,531,838		$	– 0	–	$439,192,190
Consumer Discretionary	321,617,152		93,134,490			– 0	–	414,751,642
Information Technology	306,654,701		35,031,834			– 0	–	341,686,535
Health Care	251,312,924		38,146,162			– 0	–	289,459,086
Industrials	184,317,409		61,283,934			– 0	–	245,601,343
Consumer Staples	155,738,896		58,195,122			– 0	–	213,934,018
Energy	160,923,923		21,044,781			– 0	–	181,968,704
Materials	53,076,637		27,750,224			– 0	–	80,826,861
Telecommunication Services	22,077,667		25,693,935			– 0	–	47,771,602
Utilities	7,050,136		13,326,901			– 0	–	20,377,037
Investment Companies	73,603,044		– 0	–		– 0	–	73,603,044
Warrants	246,249		– 0	–		16,354,934		16,601,183
Corporates - Non-Investment Grades	– 0	–	– 0	–		779,813		779,813
Short-Term Investments:
Investment Companies	728,042,037		– 0	–		– 0	–	728,042,037
U.S. Treasury Bill	– 0	–	28,326,982			– 0	–	28,326,982

Total Investments in Securities	2,575,321,127		530,466,203	+		17,134,747		3,122,922,077
Other Financial Instruments* :
Assets:
Futures	39,896		659,388			– 0	–	699,284
Forward Currency Exchange Contracts	– 0	–	33,017,809			– 0	–	33,017,809
Liabilities:
Futures	(5,156,270)		(1,059,096)			– 0	–	(6,215,366)
Forward Currency Exchange Contracts	– 0	–	(19,183,389)			– 0	–	(19,183,389)

Total^	$2,570,204,753		$543,900,915			$17,134,747		$3,131,240,415

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Corporates - Non- Investment Grades			Total
Balance as of 09/30/12	$26,431,846		$	– 0	–	$26,431,846
Accrued discounts/(premiums)	– 0	–		4,414		4,414
Realized gain (loss)	184,352			19,710		204,062
Change in unrealized appreciation/depreciation	12,510			(23,203)		(10,693)
Purchases	12,891,725			1,412,467		14,304,192
Sales	(23,165,499)			(633,575)		(23,799,074)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/13	$16,354,934			$779,813		$17,134,747

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(83,409)			$(23,203)		$(106,612)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 71.9%
Long-Term Municipal Bonds - 69.6%
Alabama - 0.5%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/19	$3,255	$3,777,916
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/24	3,650	4,087,306

		7,865,222

Arizona - 3.7%
Maricopa Cnty AZ CCD GO
4.00%, 7/01/16	8,440	9,164,236
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/24	5,305	5,825,951
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,452,083
AGM
5.00%, 7/01/18-7/01/19	10,035	11,611,409
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	23,120	26,888,791

		60,942,470

California - 1.7%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17	7,675	8,759,708
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	8,470	8,470,000
Series 2009A
5.25%, 7/01/21	7,255	8,486,899
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2006 32F
5.25%, 5/01/18	680	794,165
Series 2009C-2
5.00%, 5/01/25	1,025	1,140,189
Series C
5.00%, 5/01/19	730	854,268

		28,505,229

Colorado - 1.8%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.50%, 11/15/19	4,375	5,176,850
Series 2010 A
5.00%, 11/15/23	300	340,656
Series 2011A
5.25%, 11/15/18	13,135	15,245,926
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/20	$2,875	$3,069,982
Plaza Met District #1 Co.
5.00%, 12/01/19	1,000	1,081,860
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/20	2,000	2,242,480
5.125%, 1/15/23	2,000	2,193,200

		29,350,954

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	11,279,551

Florida - 8.3%
Broward Cnty FL Half-cent Sales Tax
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	9,650,858
Broward Cnty FL Sch Brd COP
5.00%, 7/01/20	7,250	8,286,460
Citizens Ppty Ins Corp. FL
5.25%, 6/01/17	2,855	3,178,414
Series 2010A
5.00%, 6/01/16	5,375	5,875,036
Series 2012A
5.00%, 6/01/22	7,660	8,458,785
NPFGC Series A
5.00%, 3/01/15	80	85,464
Florida Brd of Ed GO (Florida GO)
Series 2013A
5.00%, 6/01/16	22,515	25,099,272
Florida Brd of Ed Lottery
5.00%, 7/01/13	12,825	12,825,000
Series 2010C
5.00%, 7/01/16	300	334,182
Series 2010D
5.00%, 7/01/16	2,170	2,417,250
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	5,430	5,945,959
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010B
5.00%, 10/01/13	1,535	1,552,530
Jacksonville FL Sales Tax
5.00%, 10/01/21	2,500	2,814,075
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/18-10/01/19	15,170	17,562,532
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,738,514
AGM Series 2010A
5.50%, 10/01/19	1,615	1,867,150
AGM Series A
5.50%, 10/01/18	5,810	6,717,173
Martin Cnty FL IDA (Indiantown Cogen LP Proj)

	Principal Amount (000)	U.S. $ Value
4.20%, 12/15/25	$2,640	$2,476,267
Miami-Dade Cnty FL Sch Brd COP
Series 2011A
5.00%, 5/01/31	6,675	6,918,237
Orange Cnty FL Sales Tax
4.00%, 10/01/15 (a)	4,910	5,266,711
5.00%, 10/01/16 (a)	2,650	2,978,467
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (b)	1,775	1,845,503
Tampa FL Solid Wst Sys
AGM
4.00%, 10/01/13	1,070	1,078,068

		135,971,907

Georgia - 0.7%
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,226,877
Richmond Cnty GA Brd of ED GO
5.00%, 10/01/15	1,615	1,769,749

		11,996,626

Hawaii - 1.1%
Honolulu HI City & Cnty GO
Series 2011A
5.00%, 8/01/24	5,800	6,644,422
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	11,652,523

		18,296,945

Illinois - 6.7%
Chicago IL GO
Series 2009C
5.00%, 1/01/23	1,785	1,929,817
NPFGC Series 2007C
5.00%, 1/01/19	3,915	4,355,046
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010D
5.25%, 1/01/19	2,285	2,620,895
Series 2011A
5.00%, 1/01/18-1/01/19	6,670	7,575,803
Series 2011B
5.00%, 1/01/18-1/01/21	6,700	7,631,199
NPFGC Series 2005B
5.25%, 1/01/18	2,450	2,806,524
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
AGC
5.00%, 6/01/21	4,685	5,130,075
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/20	1,730	1,727,907
Illinois Finance Auth (Illinois Unemployment)
Series 2012A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/14-6/15/16	$28,080	$30,722,982
Series 2012B
5.00%, 6/15/19	6,105	6,566,721
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	1,580	1,583,112
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	620	621,116
Illinois GO
5.00%, 8/01/18	9,425	10,451,665
Series 2010
5.00%, 1/01/18	160	176,618
AMBAC
5.00%, 11/01/15	6,905	7,490,475
NPFGC
5.375%, 4/01/16	3,540	3,886,283
Illinois Sales Tax
4.00%, 6/15/16	3,300	3,580,038
5.00%, 6/15/18	9,655	11,231,179

		110,087,455

Kentucky - 0.1%
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
4.00%, 11/01/13	1,830	1,852,290

Louisiana - 1.1%
Louisiana Gas & Fuels Tax
Series 2005A
5.00%, 5/01/15 (Pre-refunded/ETM)	6,760	7,312,765
Orleans Parish LA Par SD GO
AGM
5.00%, 9/01/17-9/01/19	9,705	10,931,634

		18,244,399

Maryland - 0.3%
Anne Arundel Cnty MD GO
5.00%, 4/01/16	4,315	4,781,020

Massachusetts - 4.1%
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	4,983,043
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	9,172,835
Massachusetts GO
Series 2011A
5.00%, 4/01/25	8,750	9,944,462
Series 2013B
5.00%, 8/01/17 (a)	32,490	37,221,194
Massachusetts Port Auth
Series 2010E
5.00%, 7/01/13	2,000	2,000,000
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
Series 2004A

	Principal Amount (000)	U.S. $ Value
5.25%, 2/01/16	$2,695	$2,999,616

		66,321,150

Michigan - 2.4%
Detroit MI Wtr Supply Sys
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	9,618,863
Michigan Finance Auth (Michigan Unemployment)
Series 2012B
5.00%, 7/01/22	17,180	19,030,286
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010A
4.00%, 12/01/13	7,590	7,699,600
Series 2010C
5.00%, 12/01/13	3,410	3,474,654

		39,823,403

Minnesota - 0.2%
Minneapolis MN GO
2.00%, 12/01/14	3,095	3,171,230

Mississippi - 1.3%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.00%, 8/01/22-8/01/23	18,635	20,784,708

Missouri - 1.6%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	18,620	18,808,434
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
NPFGC-RE
5.50%, 7/01/16	5,980	6,717,155

		25,525,589

Nebraska - 0.5%
Omaha NE Pub Pwr Dist Elec
Series 2011B
5.00%, 2/01/24	6,420	7,359,310

Nevada - 0.8%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,130,126
Clark Cnty NV SD GO
NPFGC Series 2006C
5.00%, 6/15/21	4,285	4,660,237
NPFGC-RE Series 2005A
5.00%, 6/15/18	210	225,645
NPFGC-RE Series 2005B
5.00%, 6/15/20	6,875	7,354,119

		13,370,127

	Principal Amount (000)	U.S. $ Value
New Jersey - 2.4%
New Jersey EDA (New Jersey Lease Sch Fac)
5.00%, 3/01/17	$1,510	$1,695,262
Series 2010DD-1
5.00%, 12/15/17	4,685	5,349,193
Series 2011EE
5.00%, 9/01/18	4,940	5,665,785
5.25%, 9/01/19	2,630	3,071,577
AMBAC Series 2005K
5.50%, 12/15/19	1,880	2,217,704
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 6/15/18	7,500	8,593,350
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	11,070	12,595,667

		39,188,538

New Mexico - 0.7%
New Mexico Fin Auth (New Mexico Fed Hwy Grant)
5.00%, 6/15/22	5,030	5,988,366
New Mexico Severance Tax
Series 2013A
5.00%, 7/01/15 (a)	4,535	4,928,094

		10,916,460

New York - 5.7%
Generic Municipal Bond
5.00%, 12/15/21 (Pre-refunded/ETM)	5	6,036
Metropolitan Trnsp Auth NY
5.00%, 11/15/22	2,615	2,957,094
Series 2012D
5.00%, 11/15/20	14,435	16,483,615
Series 2012F
5.00%, 11/15/23	11,220	12,534,760
New York NY GO
5.00%, 8/01/13-8/01/17	19,115	20,078,501
Series 2013H
5.00%, 8/01/25	2,510	2,875,556
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/22	8,495	10,011,952
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012
5.00%, 12/15/21	6,005	7,071,968
Series 2012A
5.00%, 12/15/22	16,955	19,879,399
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2007B
5.00%, 4/01/15	1,240	1,336,112

		93,234,993

	Principal Amount (000)	U.S. $ Value
Ohio - 0.5%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	$3,000	$3,390,570
Ohio Major New Infra Proj (Ohio Fed Hwy Grant)
Series 20121
4.00%, 12/15/15-12/15/16	3,930	4,260,269

		7,650,839

Oregon - 0.4%
Oregon Dept of Admin Svc (Oregon Lottery)
Series 2011A
5.25%, 4/01/26	5,930	6,876,784

Pennsylvania - 6.0%
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/21	2,655	2,861,081
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 2/01/16-8/01/18	6,345	7,059,816
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
5.00%, 7/01/22-7/01/23	8,415	9,170,546
Series 2012A
5.00%, 7/01/16	18,710	20,983,265
Pennsylvania GO
Series 2009
5.00%, 4/15/16	5,190	5,765,934
Series 2010A
5.00%, 7/15/15	5,990	6,521,852
NPFGC-RE
5.00%, 7/01/13	16,560	16,560,000
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/16-6/15/17	7,000	7,928,300
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
5.00%, 4/01/26	1,110	1,164,412
Pennsylvania Turnpike Comm
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	14,975,217
Philadelphia PA GO
5.25%, 8/01/17	2,285	2,538,361
Philadelphia PA Wtr & Wstwtr
AGM Series 2010A
5.00%, 6/15/19	2,500	2,891,375

		98,420,159

Puerto Rico - 2.7%
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	8,775	8,903,115
Series 2010ZZ
5.00%, 7/01/17	4,525	4,688,805
5.25%, 7/01/19	4,000	4,145,440
Series W

	Principal Amount (000)	U.S. $ Value
5.50%, 7/01/17	$3,240	$3,416,548
Puerto Rico GO
5.25%, 7/01/14	1,760	1,810,582
6.00%, 7/01/14	6,210	6,433,995
FGIC Series 2002A
5.50%, 7/01/18	2,450	2,524,259
XLCA
5.50%, 7/01/17	1,010	1,046,178
Puerto Rico Hwy & Trnsp Auth
5.50%, 7/01/17 (Pre-refunded/ETM)	825	965,770
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
NPFGC Series 2003AA
5.50%, 7/01/17	555	583,150
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	6,200	6,223,250
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2012U
5.00%, 7/01/20	2,760	2,720,035

		43,461,127

Tennessee - 0.2%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	1,575	1,575,000
5.00%, 7/01/15	2,250	2,433,330

		4,008,330

Texas - 5.6%
Austin TX Wtr & Wstwtr Sys
5.00%, 11/15/25-11/15/26	11,990	13,549,190
Fort Bend TX ISD GO
Series 2010
5.00%, 8/15/21	5,205	6,074,235
Hurst-Euless-Bedford TX ISD GO
5.00%, 8/15/20-8/15/24	10,525	12,400,031
Red River TX Hlth Facs Dev Corp. (MRC Crestview Proj)
6.00%, 11/15/16	1,825	1,828,486
San Antonio TX Elec & Gas
Series 2012B
2.00%, 12/01/27	1,765	1,807,325
San Antonio TX GO
Series 2010
5.00%, 2/01/23	650	740,799
Texas A & M Univ
Series 2005B
5.00%, 5/15/15	2,985	3,230,158
Series 2013B
4.00%, 5/15/15 (a)	12,105	12,877,057
5.00%, 5/15/16 (a)	11,065	12,345,884
Texas PFA (Texas Workforce Commission)
Series 2010B
5.00%, 1/01/20	14,685	14,732,579
Univ of Texas

	Principal Amount (000)	U.S. $ Value
Series 2010A
5.00%, 8/15/22	$9,755	$11,272,098

		90,857,842

Virginia - 1.2%
Arlington Cnty VA GO
Series 2013A
4.00%, 8/01/15	4,600	4,933,362
Virginia College Bldg Auth
5.00%, 9/01/16	2,835	3,183,195
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/22	3,020	3,558,738
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2012A
5.00%, 11/01/15-11/01/16	6,565	7,271,252

		18,946,547

Washington - 5.4%
Chelan Cnty WA PUD #1
Series 2011A
5.25%, 7/01/22	7,835	8,983,846
Series 2011B
5.50%, 7/01/23	5,540	6,381,914
Clark Cnty WA PUD #1
5.00%, 1/01/21	11,835	13,371,301
Energy Northwest WA (Bonneville Power Admin)
Series 2006A
5.00%, 7/01/16	1,860	2,080,112
Series 2007C
5.00%, 7/01/13	2,130	2,130,000
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	16,996,047
Series 2012A
5.00%, 7/01/13	3,750	3,750,000
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.00%, 6/01/15	2,220	2,386,345
Port of Seattle WA
5.00%, 2/01/20	4,430	5,011,703
Series 2010C
5.00%, 2/01/22	5,490	6,068,481
Port of Seattle WA PFC (Port of Seattle WA)
Series 2010B
5.00%, 12/01/13	4,370	4,454,866
Snohomish Cnty WA PUD #1
5.00%, 12/01/26	6,065	6,825,187
Series 2010A
5.00%, 12/01/19	5,415	6,352,228
Washington St GO
Series 2010R-2011C
5.00%, 7/01/13	3,325	3,325,000

		88,117,030

	Principal Amount (000)	U.S. $ Value
Wisconsin - 1.2%
Milwaukee Cnty WI Arpt (Milwaukee General Mitchell Intl Arpt)
Series 2010B
5.00%, 12/01/13	$1,000	$1,018,620
Milwaukee WI GO
Series 2013N
5.00%, 5/15/15	16,815	18,199,379

		19,217,999

Total Long-Term Municipal Bonds (cost $1,113,811,681)		1,136,426,233

Short-Term Municipal Notes - 2.3%
Alabama - 0.1%
Mobile AL IDB (Exxon Mobil Corp.)
0.03%, 7/15/32 (c)	1,200	1,200,000

Kentucky - 0.1%
Christian Cnty KY Assoc Cntys Lsng Trst (Kentucky Cntys Assn Lease Prog)
0.06%, 8/01/37 (c)	1,025	1,025,000
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.05%, 8/15/38 (c)	1,200	1,200,000

		2,225,000

Mississippi - 1.1%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009E
0.04%, 12/01/30 (c)	2,200	2,200,000
Series 2010I
0.05%, 11/01/35 (c)	15,000	15,000,000

		17,200,000

South Dakota - 0.0%
South Dakota Hlth & Edl Facs Auth (Regional Health)
Series 2008
0.08%, 9/01/27 (c)	795	795,000

Texas - 0.9%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.03%, 11/01/38 (c)	15,000	15,000,000

Wyoming - 0.1%
Lincoln Cnty WY PCR (Exxon Mobil Corp.)
0.03%, 8/01/15 (c)	1,300	1,300,000

Total Short-Term Municipal Notes (cost $37,720,000)		37,720,000

Total Municipal Obligations (cost $1,151,531,681)		1,174,146,233

Company	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 3.9%
Financial Institutions - 2.8%
Banking - 2.8%
Bank of America Corp.
1.50%, 10/09/15	$6,000	$5,986,368
7.375%, 5/15/14	5,665	5,960,062
Capital One Financial Corp.
2.125%, 7/15/14	2,790	2,822,696
Citigroup, Inc.
2.65%, 3/02/15	5,500	5,606,947
4.70%, 5/29/15	5,850	6,213,718
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	2,627	2,776,221
6.00%, 5/01/14	3,700	3,853,935
JPMorgan Chase & Co.
1.875%, 3/20/15	6,360	6,434,501
Morgan Stanley
5.375%, 10/15/15	5,500	5,887,607

		45,542,055

Industrial - 1.1%
Communications - Telecommunications - 0.4%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	1,234	1,266,859
AT&T, Inc.
5.10%, 9/15/14	5,377	5,649,711

		6,916,570

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	2,766	2,823,859
Ford Motor Credit Co. LLC
7.00%, 4/15/15	2,310	2,504,296

		5,328,155

Technology - 0.4%
Hewlett-Packard Co.
6.125%, 3/01/14	5,286	5,464,979

		17,709,704

Total Corporates - Investment Grades (cost $62,951,855)		63,251,759

	Shares
INVESTMENT COMPANIES - 0.4%
Funds and Investment Trusts - 0.4%
iShares MSCI EAFE Index Fund (cost $7,370,547)	120,898	6,937,127

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 25.0%
Investment Companies - 24.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $391,257,451)	391,257,451	$391,257,451

	Principal Amount (000)
U.S. Treasury Bills - 1.0%
U.S. Treasury Bill Zero Coupon, 8/08/13 (e) (cost $15,473,236)	$15,475	$15,473,236

Total Short-Term Investments (cost $406,730,687)		406,730,687

Total Investments - 101.2% (cost $1,628,584,770) (f)		1,651,065,806
Other assets less liabilities - (1.2)% (g)		(18,839,109)

Net Assets - 100.0%		$1,632,226,697

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	830	September 2013	$28,067,988	$28,842,267	$(774,279)
FTSE 100 Index Futures	137	September 2013	12,838,723	13,119,197	(280,474)
Hang Seng Index Futures	21	July 2013	2,806,254	2,698,410	107,844
MSCI Emerging Market Mini Futures	412	September 2013	19,234,220	19,293,641	(59,421)
Russell 2000 Mini Futures	82	September 2013	7,992,540	8,035,253	(42,713)
S&P 500 E Mini Futures	4,705	September 2013	376,235,325	383,405,602	(7,170,277)
S&P Mid Cap 400 E Mini Futures	89	September 2013	10,305,310	10,371,706	(66,396)
S&P TSX 60 Index Futures	54	September 2013	7,114,424	7,188,366	(73,942)
SPI 200 Futures	48	September 2013	5,233,786	5,256,947	(23,161)
TOPIX Index Futures	105	September 2013	11,973,684	11,434,387	539,297
Sold Contracts
U.S. Long Bond (CBT) Futures	77	September 2013	10,459,969	10,965,243	505,274
U.S. T-Note 10 Yr (CBT) Futures	257	September 2013	32,526,562	33,103,142	576,580

					$(6,761,668)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America NA	USD	5,075	GBP	3,346	8/16/13	$12,075
Barclays Bank PLC Wholesale	EUR	6,928	USD	9,154	8/16/13	134,614
Barclays Bank PLC Wholesale	USD	4,209	EUR	3,270	8/16/13	47,979
Barclays Bank PLC Wholesale	USD	16,374	JPY	1,624,111	8/16/13	4,479
BNP Paribas SA	AUD	2,610	USD	2,385	8/16/13	5,786
BNP Paribas SA	JPY	1,980,924	USD	20,349	8/16/13	372,320
BNP Paribas SA	USD	8,908	AUD	9,632	8/16/13	(127,709)
Canadian Imperial Bank of Commerce	USD	6,440	AUD	6,655	8/16/13	(373,484)
Citibank, NA	CHF	7,719	USD	8,300	8/16/13	125,115
Citibank, NA	USD	5,725	AUD	5,583	8/16/13	(635,724)
Citibank, NA	USD	3,150	GBP	2,061	8/16/13	(16,356)
Credit Suisse International	CHF	2,135	USD	2,298	8/16/13	36,862
Credit Suisse International	EUR	1,192	USD	1,592	8/16/13	39,689
Credit Suisse International	GBP	12,501	USD	19,422	8/16/13	413,809
Deutsche Bank AG London	EUR	6,189	USD	8,166	8/16/13	108,911
Goldman Sachs Capital Markets LP	JPY	535,774	USD	5,476	8/16/13	73,321
Goldman Sachs Capital Markets LP	USD	6,206	AUD	6,681	8/16/13	(116,072)
Goldman Sachs Capital Markets LP	USD	12,729	GBP	8,212	8/16/13	(242,222)
HSBC BankUSA	GBP	4,451	USD	6,878	8/16/13	109,900
JPMorgan Chase Bank, NA	USD	1,862	GBP	1,219	8/16/13	(8,909)
Morgan Stanley & Co., Inc.	USD	2,690	GBP	1,789	8/16/13	30,610
Royal Bank of Canada	USD	5,239	CAD	5,329	8/16/13	(177,649)
Royal Bank of Scotland PLC	AUD	21,684	USD	22,304	8/16/13	2,538,411
Royal Bank of Scotland PLC	EUR	25,945	USD	34,151	8/16/13	373,178
Royal Bank of Scotland PLC	USD	6,887	CHF	6,453	8/16/13	(52,385)
Royal Bank of Scotland PLC	USD	12,326	EUR	9,411	8/16/13	(73,476)
Royal Bank of Scotland PLC	USD	11,181	GBP	7,301	8/16/13	(80,113)
Royal Bank of Scotland PLC	USD	14,780	JPY	1,448,789	8/16/13	(169,741)
Societe Generale	USD	5,925	JPY	610,241	8/16/13	228,927
Standard Chartered Bank	JPY	2,014,701	USD	20,670	8/16/13	353,184
Standard Chartered Bank	USD	4,645	EUR	3,548	8/16/13	(25,483)
State Street Bank & Trust Co.	CHF	5	USD	5	8/16/13	(10)
State Street Bank & Trust Co.	USD	15,908	EUR	12,135	8/16/13	(109,184)
UBS AG	AUD	15,870	USD	15,016	8/16/13	550,114
UBS AG	USD	13,465	AUD	14,022	8/16/13	(683,093)
UBS AG	USD	8,410	CHF	7,904	8/16/13	(38,655)
UBS AG	USD	10,513	EUR	8,184	8/16/13	141,874
Westpac Banking Corp.	USD	1,722	AUD	1,790	8/16/13	(90,643)

						$2,680,250

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Net Ex USA USD	163,959	0.40%	$30,641	5/15/14	Deutsche Bank AG	$(2,331,843)
Receive	MSCI Daily TR Gross Ex USA USD	77,432	0.60%	35,965	1/15/14	JPMorgan Chase Bank, NA	(1,281,516)

							$(3,613,359)

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of this security amounted to $1,845,503 or 0.1% of net assets.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $6,127,301.
(f)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,878,245 and gross unrealized depreciation of investments was $(10,397,209), resulting in net unrealized appreciation of $22,481,036.
(g)	An amount of U.S. $23,005,538 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2013.

As of June 30, 2013, the Fund held 6.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
CCD	-	Community College District
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EAFE	-	Europe, Australia, and Far East
EDA	-	Economic Development Agency

ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
ISD	-	Independent School District
MSCI	-	Morgan Stanley Capital International
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
SD	-	School District
SRF	-	State Revolving Fund
TOPIX	-	Tokyo Price Index
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,128,306,007		$8,120,226		$1,136,426,233
Short-Term Municipal Notes		– 0	–	37,720,000		– 0	–	37,720,000
Corporates - Investment Grades		– 0	–	63,251,759		– 0	–	63,251,759
Investment Companies		6,937,127		– 0	–	– 0	–	6,937,127
Short-Term Investments:
Investment Companies		391,257,451		– 0	–	– 0	–	391,257,451
U.S. Treasury Bills		– 0	–	15,473,236		– 0	–	15,473,236

Total Investments in Securities		398,194,578		1,244,751,002		8,120,226		1,651,065,806
Other Financial Instruments*:
Assets:
Futures		1,081,854		647,141		– 0	–	1,728,995
Forward Currency Exchange Contracts		– 0	–	5,929,037		– 0	–	5,929,037
Liabilities:
Futures		(7,412,749)		(1,077,914)		– 0	–	(8,490,663)
Forward Currency Exchange Contracts		– 0	–	(3,248,787)		– 0	–	(3,248,787)
Total Return Swaps		– 0	–	(3,613,359)		– 0	–	(3,613,359)

Total^		$391,863,683		$1,243,387,120		$8,120,226		$1,643,371,029

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$7,332,514		$7,332,514
Accrued discounts/(premiums)	(743)		(743)
Realized gain (loss)	34,153		34,153
Change in unrealized appreciation/depreciation	(107,911)		(107,911)
Purchases	4,127,213		4,127,213
Sales	(3,265,000)		(3,265,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13	$8,120,226		$8,120,226

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$73,149		$73,149

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 60.1%
Long-Term Municipal Bonds - 59.0%
California - 49.6%
Bay Area Toll Auth CA
5.00%, 4/01/24	$6,500	$7,391,280
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17	5,410	6,174,595
Series 2010M
5.00%, 5/01/15	1,815	1,959,946
California DOT Fed Hwy Grant
NPFGC-RE Series A
5.00%, 2/01/14	1,300	1,335,698
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	1,670	1,670,000
Series 2009 A
5.00%, 7/01/17	2,115	2,422,204
Series 2009A
5.00%, 7/01/19	5,040	5,933,743
Series A
5.00%, 7/01/20	2,600	3,021,018
AGM Series 2004A
5.25%, 7/01/13	1,930	1,930,000
NPFGC Series A
5.25%, 7/01/13	2,695	2,695,000
California GO
5.00%, 10/01/19-11/01/23	10,385	11,998,461
Series 2011A
5.00%, 10/01/20	1,500	1,768,785
California Hlth Fac Fin Auth (Cedars-Sinai Med Ctr)
3.00%, 8/15/13	1,810	1,815,937
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	3,000	3,570,810
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	6,220	6,296,879
California Pub Wks Brd (California Pub Wks Brd Lease - Dept of St Hospitals(Coalinga State Hosp))
5.00%, 6/01/19	3,975	4,607,820
California Pub Wks Brd (Univ of California Lease)
5.00%, 12/01/23	3,215	3,728,661
Series 2010C1
5.00%, 3/01/21	1,500	1,729,740
California State Univ
Series 2011A
5.25%, 11/01/26	2,035	2,274,642
California Statewide CDA (Odd Fellows Home)
Series 2012A
5.00%, 4/01/21	1,000	1,129,880

	Principal Amount (000)	U.S. $ Value
California Statewide CDA (The Terraces at San Joaquin Gardens)
4.00%, 10/01/18	$1,525	$1,519,220
Chino Basin CA Reg Fin Auth (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,428,866
Contra Costa CA Wtr Dist
Series 2011P
4.00%, 10/01/13	3,715	3,749,549
Livermore-Amador Vy Wtr CA
5.00%, 8/01/14	2,910	3,048,632
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/22	1,460	1,635,988
Long Beach CA Harbor
Series B
5.00%, 5/15/22	2,000	2,259,740
NPFGC-RE Series 1998A
6.00%, 5/15/18	3,305	3,911,699
Los Angeles CA CCD GO
3.00%, 8/01/15	2,990	3,137,945
Series 2013F
5.00%, 8/01/15	2,135	2,328,666
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/25	1,500	1,657,425
Series 2010D
5.25%, 5/15/28	4,145	4,531,273
Los Angeles CA Harbor Dept
5.00%, 8/01/19	1,500	1,736,760
Los Angeles CA USD COP
5.00%, 12/01/13	3,205	3,265,767
AMBAC Series 2007A
5.00%, 10/01/16	105	117,302
Los Angeles CA USD GO
Series 2010KRY
5.25%, 7/01/25	160	182,886
Series 2011A-1
4.00%, 7/01/14	3,090	3,205,319
AGM
5.00%, 7/01/13 (Pre-refunded/ETM)	3,500	3,500,000
AGM Series A
5.25%, 7/01/13 (Pre-refunded/ETM)	1,100	1,100,000
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
Series 2011A
4.00%, 7/01/13	1,485	1,485,000
Series 2012B
5.00%, 7/01/24	7,400	8,571,790
Series 2013A
5.00%, 7/01/16	6,805	7,623,165
Los Angeles Cnty CA Santn Dist
Series 2013A
5.00%, 10/01/16 (a)	4,000	4,513,560

	Principal Amount (000)	U.S. $ Value
Orange Cnty CA Santn COP
Series 2011A
3.00%, 8/01/13	$2,050	$2,054,736
4.00%, 8/01/14	3,095	3,221,214
Port of Oakland CA
Series 2007A
5.00%, 11/01/13	1,815	1,838,722
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	6,760,764
Sacramento CA USD GO
5.00%, 7/01/25	2,380	2,604,505
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21-5/15/22	7,310	8,275,192
San Diego Cnty CA Wtr Auth
5.00%, 5/01/24	3,250	3,710,102
Series 2011A
5.00%, 5/01/25	1,610	1,827,092
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
5.00%, 7/01/27 (b)	2,000	2,197,700
San Francisco City & Cnty CA Pub Util Commn
Series 2006A
5.00%, 11/01/13 (Pre-refunded/ETM)	2,110	2,143,233
5.00%, 11/01/13	1,135	1,152,763
Series 2011A
5.00%, 11/01/24	5,385	6,084,242
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/27	1,270	1,386,307
Series 2006 32F
5.25%, 5/01/18	675	788,326
Series 2009C-2
5.00%, 5/01/25	500	556,190
Series 2011G
5.00%, 5/01/24	2,470	2,792,039
San Francisco City/Cnty CA GO (Clean & Safe Neighborhood Parks)
5.00%, 6/15/15	2,015	2,187,444
Santa Rosa CA HSD GO
4.00%, 8/01/15	2,500	2,663,975
South Placer CA Wstwtr Auth
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	9,968,539
Southern CA Pub Pwr Auth
4.00%, 7/01/13	3,285	3,285,000
5.00%, 7/01/13	2,515	2,515,000
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&p Pwr)
5.00%, 7/01/23	5,190	5,974,728
Univ of California
5.00%, 5/15/18	2,555	2,975,757
Series 2013A
5.00%, 5/15/19	1,190	1,402,534
Upper Santa Clara Vy CA Jt Pwr
Series 2011A
5.00%, 8/01/25	1,790	2,005,534

	Principal Amount (000)	U.S. $ Value
Vista CA USD GO
5.00%, 8/01/23-8/01/25	$4,240	$4,822,359

		230,159,648

Colorado - 0.4%
Plaza Met Dist #1 CO
5.00%, 12/01/22	690	718,897
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/22	1,150	1,258,963

		1,977,860

Florida - 1.1%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	580	633,957
Series 2011A-1
5.00%, 6/01/19	2,035	2,286,730
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/17	150	170,907
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,500	1,642,530
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (c)	445	462,675

		5,196,799

Illinois - 2.4%
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2011B
5.00%, 1/01/19	4,390	4,996,083
Cook Cnty IL GO
Series 2012C
5.00%, 11/15/25	3,265	3,620,101
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	550	553,597
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	385	385,759
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	155	155,279
Illinois GO
5.00%, 8/01/15	1,000	1,076,240
Series 2010
5.00%, 1/01/18	160	176,618

		10,963,677

New Jersey - 2.5%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	2,700	2,912,355

	Principal Amount (000)	U.S. $ Value
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 12/15/19	$5,000	$5,785,400
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	2,735	3,111,938

		11,809,693

Puerto Rico - 2.4%
Puerto Rico Elec Pwr Auth
Series 2007V V
5.50%, 7/01/20	1,150	1,200,819
Series 2010AAA
5.25%, 7/01/21	2,400	2,435,040
Series 2010ZZ
5.25%, 7/01/22	1,215	1,214,137
Puerto Rico GO
6.00%, 7/01/14	1,000	1,036,070
6.50%, 7/01/15	2,860	3,014,840
Puerto Rico IND Tour Ed Med Envrn Auth (Inter American Univ of Puerto Rico)
5.00%, 10/01/19	1,000	1,063,230
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	1,030	1,114,326

		11,078,462

Washington - 0.6%
Port of Seattle WA
5.00%, 2/01/18	2,405	2,695,572

Total Long-Term Municipal Bonds (cost $270,946,128)		273,881,711

Short-Term Municipal Notes - 1.1%
California - 1.1%
California Poll Cntl Fin Auth (Pacific Gas & Electric Co.)
0.04%, 11/01/26 (d) (cost $5,000,000)	5,000	5,000,000

Total Municipal Obligations (cost $275,946,128)		278,881,711

CORPORATES - INVESTMENT GRADES - 2.6%
Financial Institutions - 1.9%
Banking - 1.9%
Bank of America Corp.
1.50%, 10/09/15	3,000	2,993,184
Capital One Financial Corp.
2.125%, 7/15/14	662	669,758
Citigroup, Inc.
4.70%, 5/29/15	2,650	2,814,761
JPMorgan Chase & Co.
1.875%, 3/20/15	1,000	1,011,714
Morgan Stanley
1.75%, 2/25/16	1,559	1,544,453

		9,033,870

	Principal Amount (000)	U.S. $ Value
Industrial - 0.5%
Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	$824	$841,237
Ford Motor Credit Co. LLC
7.00%, 4/15/15	677	733,943

		1,575,180

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	760	762,202

		2,337,382

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	700	716,850

Total Corporates - Investment Grades (cost $12,101,292)		12,088,102

GOVERNMENTS - TREASURIES - 1.3%
United States - 1.3%
U.S. Treasury Notes
0.25%, 5/31/15 (cost $5,988,984)	6,000	5,989,452

	Shares
INVESTMENT COMPANIES - 0.4%
Funds and Investment Trusts - 0.4%
iShares MSCI EAFE Index Fund (cost $2,116,522)	34,717	1,992,061

SHORT-TERM INVESTMENTS - 35.2%
Investment Companies - 34.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (e) (cost $159,293,932)	159,293,932	159,293,932

	Principal Amount (000)
U.S. Treasury Bills - 0.9%
U.S. Treasury Bill
Zero Coupon, 8/08/13 (b) (cost $4,099,533)	$4,100	4,099,533

Total Short-Term Investments (cost $163,393,465)		163,393,465

U.S. $ Value
Total Investments - 99.6% (cost $459,546,391) (f)	$462,344,791
Other assets less liabilities - 0.4% (g)	1,892,052

Net Assets - 100.0%	$464,236,843

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	249	September 2013	$8,655,815	$8,420,396	$(235,419)
FTSE 100 Index Futures	41	September 2013	3,926,183	3,842,245	(83,938)
Hang Seng Index Futures	6	July 2013	770,974	801,787	30,813
MSCI Emerging Market Mini Futures	124	September 2013	5,808,999	5,788,940	(20,059)
Russell 2000 Mini Futures	23	September 2013	2,253,790	2,241,810	(11,980)
S&P 500 E Mini Futures	1,332	September 2013	108,549,155	106,513,380	(2,035,775)
S&P Mid Cap 400 E Mini Futures	25	September 2013	2,913,447	2,894,750	(18,697)
S&P TSX 60 Index Futures	16	September 2013	2,129,886	2,107,977	(21,909)
SPI 200 Futures	15	September 2013	1,642,796	1,635,558	(7,238)
TOPIX Index Futures	32	September 2013	3,486,447	3,649,123	162,676
U.S. Long Bond (CBT) Futures	9	September 2013	1,225,066	1,222,593	(2,473)
U.S. T-Note 10 Yr (CBT) Futures	65	September 2013	8,263,234	8,226,562	(36,672)

					$(2,280,671)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,203	GBP	793	8/16/13	$2,862
Barclays Bank PLC Wholesale	EUR	1,936	USD	2,558	8/16/13	37,617
Barclays Bank PLC Wholesale	USD	1,286	EUR	999	8/16/13	14,658
Barclays Bank PLC Wholesale	USD	4,729	JPY	469,386	8/16/13	4,086
BNP Paribas SA	AUD	691	USD	631	8/16/13	1,532
BNP Paribas SA	JPY	558,857	USD	5,741	8/16/13	105,038
BNP Paribas SA	USD	2,525	AUD	2,730	8/16/13	(36,196)
Canadian Imperial Bank of Commerce	USD	1,825	AUD	1,886	8/16/13	(105,844)
Citibank, NA	CHF	1,879	USD	2,021	8/16/13	30,456
Citibank, NA	USD	1,699	AUD	1,657	8/16/13	(188,679)
Citibank, NA	USD	891	GBP	583	8/16/13	(4,627)
Credit Suisse International	CHF	447	USD	481	8/16/13	7,718

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	EUR	480	USD	641	8/16/13	$15,982
Credit Suisse International	GBP	3,523	USD	5,473	8/16/13	116,619
Deutsche Bank AG London	EUR	1,563	USD	2,062	8/16/13	27,505
Goldman Sachs Capital Markets LP	JPY	169,763	USD	1,735	8/16/13	23,232
Goldman Sachs Capital Markets LP	USD	1,753	AUD	1,887	8/16/13	(32,812)
Goldman Sachs Capital Markets LP	USD	3,782	GBP	2,440	8/16/13	(71,970)
HSBC BankUSA	GBP	1,330	USD	2,055	8/16/13	32,839
JPMorgan Chase Bank, NA	USD	527	GBP	345	8/16/13	(2,521)
Morgan Stanley & Co., Inc.	USD	807	GBP	537	8/16/13	9,188
Royal Bank of Canada	USD	1,443	CAD	1,468	8/16/13	(48,938)
Royal Bank of Scotland PLC	AUD	6,111	USD	6,286	8/16/13	715,377
Royal Bank of Scotland PLC	EUR	7,311	USD	9,623	8/16/13	105,157
Royal Bank of Scotland PLC	USD	2,005	CHF	1,879	8/16/13	(15,253)
Royal Bank of Scotland PLC	USD	3,467	EUR	2,647	8/16/13	(20,666)
Royal Bank of Scotland PLC	USD	3,247	GBP	2,120	8/16/13	(23,691)
Royal Bank of Scotland PLC	USD	4,396	JPY	430,776	8/16/13	(52,052)
Societe Generale	USD	1,680	JPY	172,981	8/16/13	64,892
Standard Chartered Bank	JPY	563,094	USD	5,777	8/16/13	98,712
Standard Chartered Bank	USD	1,313	EUR	1,003	8/16/13	(7,204)
State Street Bank & Trust Co.	CHF	408	USD	438	8/16/13	6,007
State Street Bank & Trust Co.	EUR	121	USD	159	8/16/13	1,858
State Street Bank & Trust Co.	USD	430	CHF	408	8/16/13	2,270
State Street Bank & Trust Co.	USD	4,706	EUR	3,590	8/16/13	(32,301)
State Street Bank & Trust Co.	USD	235	GBP	155	8/16/13	507
UBS AG	AUD	4,095	USD	3,875	8/16/13	141,948
UBS AG	USD	3,854	AUD	4,013	8/16/13	(195,496)
UBS AG	USD	1,941	CHF	1,820	8/16/13	(13,067)
UBS AG	USD	2,980	EUR	2,320	8/16/13	40,219

						$754,962

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Net Ex USA USD	40,112	0.40%	$7,496	5/15/14	Deutsche Bank AG	$(570,477)
Receive	MSCI Daily TR Gross Ex USA USD	1,805	0.50%	702	8/15/13	Goldman Sachs International	103,197
Receive	MSCI Daily TR Gross Ex USA USD	19,068	0.60%	8,857	1/15/14	JPMorgan Chase Bank, NA	(315,580)

							$(782,860)

(a)	When-Issued or delayed delivery security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,288,206.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of this security amounted to $462,675 or 0.1% of net assets.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,295,444 and gross unrealized depreciation of investments was $(3,497,044), resulting in net unrealized appreciation of $2,798,400.
(g)	An amount of U.S. $6,562,639 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2013.

As of June 30, 2013, the Fund held 5.2% of net assets in insured bonds (of this amount 19.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
CBT	-	Chicago Board of Trade
CCD	-	Community College District
CDA	-	Community Development Authority
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EAFE	-	Europe, Australia, and Far East
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
HSD	-	High School District
MSCI	-	Morgan Stanley Capital International
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$271,102,556		$2,779,155		$273,881,711
Short-Term Municipal Notes		– 0	–	5,000,000		– 0	–	5,000,000
Investment Companies		1,992,061		– 0	–	– 0	–	1,992,061
Corporates - Investment Grades		– 0	–	12,088,102		– 0	–	12,088,102
Governments - Treasuries		– 0	–	5,989,452		– 0	–	5,989,452
Short-Term Investments:
Investment Companies		159,293,932		– 0	–	– 0	–	159,293,932
U.S. Treasury Bills		– 0	–	4,099,533		– 0	–	4,099,533

Total Investments in Securities		161,285,993		298,279,643		2,779,155		462,344,791
Other Financial Instruments*:
Assets:
Futures		– 0	–	193,489		– 0	–	193,489
Forward Currency Exchange Contracts		– 0	–	1,668,588		– 0	–	1,668,588
Total Return Swaps		– 0	–	103,197		– 0	–	103,197
Liabilities:
Futures		(2,147,565)		(326,595)		– 0	–	(2,474,160)
Forward Currency Exchange Contracts		– 0	–	(913,626)		– 0	–	(913,626)
Total Return Swaps		– 0	–	(886,057)		– 0	–	(886,057)

Total^		$159,138,428		$298,118,639		$2,779,155		$460,036,222

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$2,398,477		$2,398,477
Accrued discounts/(premiums)	(2,021)		(2,021)
Realized gain (loss)	9,995		9,995
Change in unrealized appreciation/depreciation	(77,237)		(77,237)
Purchases	2,289,941		2,289,941
Sales	(1,840,000)		(1,840,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13	$2,779,155		$2,779,155

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(48,332)		$(48,332)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.9%
Long-Term Municipal Bonds - 67.9%
New York - 53.9%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$3,932,067
Brookhaven NY GO
3.00%, 3/15/15	1,425	1,483,981
Buffalo NY GO
Series 2011A
4.00%, 12/01/13	4,280	4,341,589
Central Islip NY UFSD GO
4.00%, 7/15/15	700	747,439
5.00%, 7/15/19	750	882,405
Hempstead NY Local Dev Corp. (Hofstra Univ)
5.00%, 7/01/21	700	812,343
Hempstead Town NY GO
4.00%, 8/15/15	2,570	2,754,629
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	2,780	2,995,645
NPFGC-RE Series 06A
5.00%, 12/01/19	1,335	1,448,088
Metropolitan Trnsp Auth NY
5.00%, 11/15/25	1,000	1,094,610
Series 2011C
5.00%, 11/15/25	6,505	7,064,560
Series B
5.00%, 11/15/15	130	142,420
Series B-1-REMK
5.00%, 11/15/15	1,400	1,533,756
AMBAC
5.50%, 11/15/16	1,730	1,966,716
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	11,052,719
Nassau Cnty NY GO
4.00%, 10/01/13	2,090	2,107,723
5.00%, 4/01/20	2,050	2,353,851
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
Series 2012A
5.00%, 11/15/16	9,035	10,238,101
New York NY GO
5.00%, 8/01/13-8/01/16	9,120	9,733,115
Series 2010B
5.00%, 8/01/19	1,275	1,503,251
Series 2010H-2
5.00%, 6/01/19	1,220	1,434,232
Series 2012I
5.00%, 8/01/16	2,430	2,719,923
AMBAC
5.00%, 8/01/15	2,860	3,120,060
New York NY IDA (Terminal One Group Assn)
5.50%, 1/01/14	1,070	1,094,664

	Principal Amount (000)	U.S. $ Value
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	$8,070	$8,974,647
Series FF
5.00%, 6/15/25	500	569,365
New York NY Trnsl Fin Auth
5.00%, 11/01/13-11/01/18	8,695	9,672,646
Series 2010I-2
5.00%, 11/01/19 (a)	2,000	2,356,200
Series 2011D-1
3.00%, 11/01/13	1,500	1,513,800
Series 2012B
5.00%, 11/01/24	5,765	6,651,196
Series 2012S
5.00%, 5/01/19	1,000	1,170,230
New York St Dormitory Auth (Fordham Univ)
Series 2011B
5.00%, 7/01/41	5,000	5,544,700
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	734,565
New York St Dormitory Auth (New York St Lease Svc Contract)
5.00%, 7/01/13	2,205	2,205,000
Series 2009 A
5.00%, 7/01/24	3,440	3,804,950
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/18	7,805	8,615,922
Series 2012
5.00%, 12/15/21	2,100	2,473,128
Series 2012A
5.00%, 12/15/25	1,970	2,238,235
New York St Dormitory Auth (State Univ of New York)
Series 2012A
5.00%, 7/01/26	1,965	2,202,018
New York St Loc Gov Asst Corp.
5.00%, 4/01/16	3,735	4,156,719
Series 2007A
5.00%, 4/01/16	1,030	1,146,297
Series 2010B
5.00%, 4/01/20	4,045	4,790,129
Series 2011A
5.00%, 4/01/14	2,000	2,071,520
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	5,147,640
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,814,126
AGM Series 5B
5.00%, 4/01/14	3,910	4,048,023
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,885,472

	Principal Amount (000)	U.S. $ Value
New York St UDC (New York St Pers Income Tax)
Series 2011A
5.00%, 3/15/15	$3,000	$3,229,290
Onondaga Cnty NY GO
4.00%, 5/01/15	2,005	2,129,851
Port Authority of NY & NJ
Series 2012
4.00%, 12/01/14	2,175	2,287,600
NPFGC-RE
5.00%, 12/01/13	3,100	3,160,977
XLCA
5.00%, 10/01/19	1,000	1,087,810
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	1,785	1,738,536
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/14	3,250	3,388,872
Triborough Brdg & Tunl Auth NY
Series 2008C
5.00%, 11/15/16	5,000	5,655,100
NPFGC
5.50%, 11/15/20	5,200	6,305,832
Troy Res Corp. (Rensselaer Polytechnic Institute.)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,773,218
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/13	1,520	1,539,973

		193,641,474

Arizona - 0.8%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/22	2,575	2,897,751

Colorado - 1.6%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.75%, 11/15/20	3,150	3,762,266
Plaza Met Dist #1 CO
5.00%, 12/01/22	600	625,128
Regional Trnsp Dist CO (Denver Transit Partners)
5.375%, 7/15/25	1,100	1,218,195

		5,605,589

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
5.00%, 10/01/21	2,100	2,380,329

Florida - 2.7%
Broward Cnty FL Sch Brd COP
5.00%, 7/01/18	3,500	3,961,125
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	1,155	1,262,450

	Principal Amount (000)	U.S. $ Value
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	$170	$196,312
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,885	2,064,113
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,933,343
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (b)	400	415,888

		9,833,231

Illinois - 2.3%
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	475	478,106
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	135	135,243
Illinois GO
5.00%, 8/01/15	2,320	2,496,877
Series 2010
5.00%, 1/01/18	160	176,618
Illinois Sales Tax
4.00%, 6/15/16	2,915	3,162,367
Series 2010
5.00%, 6/15/20	1,685	1,980,380

		8,429,591

New Jersey - 0.8%
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	2,555	2,907,130

Pennsylvania - 1.3%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.25%, 9/01/23	200	219,996
Pittsburgh-Allegheny PA Sprts-Exhib Auth (Pittsburgh-Allegheny Cnty PA Hotel Tax)
AGM
5.00%, 2/01/24	4,000	4,375,800

		4,595,796

Puerto Rico - 2.1%
Puerto Rico Elec Pwr Auth
5.50%, 7/01/18	1,350	1,418,405
Series 2003NN
5.50%, 7/01/20	1,660	1,733,355
Series 2010ZZ
5.25%, 7/01/22	705	704,499
Puerto Rico GO
NPFGC
5.50%, 7/01/16	1,945	2,013,795

	Principal Amount (000)	U.S. $ Value
Puerto Rico Pub Bldgs Auth (Puerto Rico Go)
5.75%, 7/01/20	$1,715	$1,764,649
XLCA
5.25%, 7/01/13	100	100,000

		7,734,703

Tennessee - 1.0%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	3,595	3,595,000

Washington - 0.7%
Port of Seattle WA
5.00%, 2/01/21	2,300	2,584,809

Total Municipal Obligations (cost $241,544,604)		244,205,403

CORPORATES - INVESTMENT GRADES - 3.2%
Financial Institutions - 2.5%
Banking - 2.2%
Bank of America Corp.
1.50%, 10/09/15	2,626	2,620,034
Capital One Financial Corp.
2.125%, 7/15/14	620	627,266
Citigroup, Inc.
2.65%, 3/02/15	1,212	1,235,567
4.70%, 5/29/15	1,255	1,333,028
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	584	617,173
JPMorgan Chase & Co.
1.875%, 3/20/15	1,275	1,289,935

		7,723,003

Finance - 0.3%
General Electric Capital Corp.
5.90%, 5/13/14	1,150	1,204,303

		8,927,306

Industrial - 0.5%
Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	640	641,855

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
6.50%, 11/15/13	610	622,760

Consumer Non-Cyclical - 0.2%
Actavis, Inc.
1.875%, 10/01/17	665	648,282

		1,912,897

	Principal Amount (000)	U.S. $ Value
Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	$587	$601,130

Total Corporates - Investment Grades (cost $11,402,873)		11,441,333

	Shares
INVESTMENT COMPANIES - 0.4%
Funds and Investment Trusts - 0.4%
iShares MSCI EAFE Index Fund (cost $1,615,999)	26,507	1,520,971

SHORT-TERM INVESTMENTS - 26.2%
Investment Companies - 25.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $91,116,047)	91,116,047	91,116,047

	Principal Amount (000)
U.S. Treasury Bills - 0.8%
U.S. Treasury Bill
Zero Coupon, 8/08/13 (a) (cost $2,984,660)	$2,985	2,984,660

Total Short-Term Investments (cost $94,100,707)		94,100,707

Total Investments - 97.7% (cost $348,664,183) (d)		351,268,414
Other assets less liabilities - 2.3% (e)		8,162,255

Net Assets - 100.0%		$359,430,669

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	179	September 2013	$6,220,846	$6,053,217	$(167,629)
FTSE 100 Index Futures	30	September 2013	2,872,817	2,811,399	(61,418)
Hang Seng Index Futures	5	July 2013	642,479	668,156	25,677

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
MSCI Emerging Market Mini Futures	89	September 2013	$4,168,127	$4,154,965	$(13,162)
Russell 2000 Mini Futures	18	September 2013	1,763,836	1,754,460	(9,376)
S&P 500 E Mini Futures	1,037	September 2013	84,500,205	82,923,705	(1,576,500)
S&P Mid Cap 400 E Mini Futures	20	September 2013	2,332,707	2,315,800	(16,907)
S&P TSX 60 Index Futures	12	September 2013	1,597,415	1,580,983	(16,432)
SPI 200 Futures	10	September 2013	1,095,197	1,090,372	(4,825)
TOPIX Index Futures	23	September 2013	2,505,151	2,622,807	117,656
Sold Contracts
U.S. Long Bond (CBT) Futures	8	September 2013	1,122,869	1,086,750	36,119
U.S. T-Note 10 Yr (CBT) Futures	68	September 2013	8,783,684	8,606,250	177,434

					$(1,509,363)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,122	GBP	740	8/16/13	$2,671
Barclays Bank PLC Wholesale	EUR	1,531	USD	2,023	8/16/13	29,748
Barclays Bank PLC Wholesale	USD	1,080	EUR	839	8/16/13	12,310
Barclays Bank PLC Wholesale	USD	3,735	JPY	370,774	8/16/13	4,332
BNP Paribas SA	AUD	576	USD	526	8/16/13	1,277
BNP Paribas SA	JPY	431,401	USD	4,432	8/16/13	81,083
BNP Paribas SA	USD	1,963	AUD	2,123	8/16/13	(28,149)
Canadian Imperial Bank of Commerce	USD	1,388	AUD	1,434	8/16/13	(80,477)
Citibank, NA	CHF	1,390	USD	1,495	8/16/13	22,530
Citibank, NA	USD	1,260	AUD	1,229	8/16/13	(139,943)
Citibank, NA	USD	663	GBP	434	8/16/13	(3,444)
Credit Suisse International	EUR	268	USD	358	8/16/13	8,923
Credit Suisse International	GBP	2,793	USD	4,339	8/16/13	92,454
Deutsche Bank AG London	EUR	1,421	USD	1,875	8/16/13	25,006
Goldman Sachs Capital Markets LP	JPY	142,123	USD	1,453	8/16/13	19,450
Goldman Sachs Capital Markets LP	USD	1,385	AUD	1,491	8/16/13	(26,154)
Goldman Sachs Capital Markets LP	USD	2,826	GBP	1,823	8/16/13	(53,771)
HSBC BankUSA	GBP	923	USD	1,426	8/16/13	22,790
JPMorgan Chase Bank, NA	USD	419	GBP	274	8/16/13	(2,002)
Morgan Stanley & Co., Inc.	USD	669	GBP	445	8/16/13	7,614
Royal Bank of Canada	USD	1,071	CAD	1,089	8/16/13	(36,303)
Royal Bank of Scotland PLC	AUD	4,838	USD	4,976	8/16/13	566,354
Royal Bank of Scotland PLC	EUR	5,803	USD	7,638	8/16/13	83,467
Royal Bank of Scotland PLC	USD	1,483	CHF	1,390	8/16/13	(11,284)
Royal Bank of Scotland PLC	USD	2,718	EUR	2,075	8/16/13	(16,200)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	2,291	GBP	1,497	8/16/13	$(15,170)
Royal Bank of Scotland PLC	USD	2,711	JPY	265,781	8/16/13	(31,072)
Societe Generale	USD	1,256	JPY	129,346	8/16/13	48,523
Standard Chartered Bank	JPY	395,127	USD	4,054	8/16/13	69,267
Standard Chartered Bank	USD	1,070	EUR	817	8/16/13	(5,868)
State Street Bank & Trust Co.	CHF	756	USD	812	8/16/13	10,815
State Street Bank & Trust Co.	GBP	130	USD	201	8/16/13	3,181
State Street Bank & Trust Co.	USD	790	CHF	756	8/16/13	10,564
State Street Bank & Trust Co.	USD	3,414	EUR	2,604	8/16/13	(23,429)
State Street Bank & Trust Co.	USD	200	GBP	130	8/16/13	(2,774)
State Street Bank & Trust Co.	USD	93	JPY	9,563	8/16/13	3,569
UBS AG	AUD	3,136	USD	2,967	8/16/13	108,705
UBS AG	USD	3,050	AUD	3,176	8/16/13	(154,722)
UBS AG	USD	1,049	CHF	973	8/16/13	(18,840)
UBS AG	USD	2,326	EUR	1,811	8/16/13	31,395

						$616,426

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Net Ex USA USD	35,393	0.40%	$6,614	5/15/14	Deutsche Bank AG	$(503,363)
Receive	MSCI Daily TR Gross Ex USA USD	62	0.50%	24	8/15/13	Goldman Sachs International	3,545
Receive	MSCI Daily TR Gross Ex USA USD	18,139	0.61%	8,425	1/15/14	JPMorgan Chase Bank, NA	(300,205)

							$(800,023)

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,493,265.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of this security amounted to $415,888 or 0.1% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,272,050 and gross unrealized depreciation of investments was $(2,667,819), resulting in net unrealized appreciation of $2,604,231.
(e)	An amount of U.S. $5,046,541 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2013.

As of June 30, 2013, the Fund held 10.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MSCI	-	Morgan Stanley Capital International
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
TOPIX	-	Tokyo Price Index
UDC	-	Urban Development Corporation
UFSD	-	Union Free School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$243,445,032		$760,371		$244,205,403
Corporates - Investment Grades		– 0	–	11,441,333		– 0	–	11,441,333
Investment Companies		1,520,971		– 0	–	– 0	–	1,520,971
Short-Term Investments:
Investment Companies		91,116,047		– 0	–	– 0	–	91,116,047
U.S. Treasury Bills		– 0	–	2,984,660		– 0	–	2,984,660

Total Investments in Securities		92,637,018		257,871,025		760,371		351,268,414
Other Financial Instruments*:
Assets:
Futures		213,553		143,333		– 0	–	356,886
Forward Currency Exchange Contracts		– 0	–	1,305,941		– 0	–	1,305,941
Total Return Swaps		– 0	–	3,545		– 0	–	3,545
Liabilities:
Futures		(1,632,377)		(233,872)		– 0	–	(1,866,249)
Forward Currency Exchange Contracts		– 0	–	(689,515)		– 0	–	(689,515)
Total Return Swaps		– 0	–	(803,568)		– 0	–	(803,568)

Total+		$91,218,194		$257,596,889		$760,371		$349,575,454

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$821,253		$821,253
Accrued discounts/(premiums)	(1,397)		(1,397)
Realized gain (loss)	7,800		7,800
Change in unrealized appreciation/depreciation	(43,473)		(43,473)
Purchases	661,188		661,188
Sales	(685,000)		(685,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13	$760,371		$760,371

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(34,491)		$(34,491)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Dianne F. Lob
Dianne F. Lob President

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dianne F. Lob
Dianne F. Lob
President

Date:	August 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2013